UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (240) 497-6400

Date of fiscal year end:                 December 31

Date of reporting period:              September 30, 2007

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (81.1%)
3M Co. (Miscellaneous Manufacturing)	7,467	$698,762
Abbott Laboratories (Pharmaceuticals)	16,074	861,888
Abercrombie & Fitch Co. - Class A (Retail)	912	73,598
ACE, Ltd. ADR (Insurance)	3,420	207,149
Adobe Systems, Inc. * (Software)	6,099	266,282
Advanced Micro Devices, Inc. * (Semiconductors)	5,700	75,240
Aetna, Inc. (Healthcare - Services)	5,301	287,685
Affiliated Computer Services, Inc. - Class A * (Computers)	1,026	51,546
AFLAC, Inc. (Insurance)	5,073	289,364
Agilent Technologies, Inc. * (Electronics)	4,047	149,253
Air Products & Chemicals, Inc. (Chemicals)	2,223	217,320
Akamai Technologies, Inc. * (Internet)	1,710	49,128
Alcoa, Inc. (Mining)	9,177	359,004
Allegheny Energy, Inc. * (Electric)	1,710	89,365
Allegheny Technologies, Inc. (Iron/Steel)	1,083	119,076
Allergan, Inc. (Pharmaceuticals)	3,192	205,788
Allied Waste Industries, Inc. * (Environmental Control)	3,021	38,518
Allstate Corp. (Insurance)	6,099	348,802
Alltel Corp. (Telecommunications)	3,648	254,193
Altera Corp. (Semiconductors)	3,705	89,216
Altria Group, Inc. (Agriculture)	21,945	1,525,836
Amazon.com, Inc. * (Internet)	3,192	297,335
Ambac Financial Group, Inc. (Insurance)	1,083	68,132
Ameren Corp. (Electric)	2,166	113,715
American Capital Strategies, Ltd. (Investment Companies)	1,938	82,811
American Electric Power, Inc.(Electric)	4,161	191,739
American Express Co. (Diversified Financial Services)	12,312	730,963
American International Group, Inc. (Insurance)	26,676	1,804,631
American Standard Cos. (Building Materials)	1,881	67,001
Ameriprise Financial, Inc. (Diversified Financial Services)	2,451	154,683
AmerisourceBergen Corp. (Pharmaceuticals)	1,881	85,266
Amgen, Inc. * (Biotechnology)	11,286	638,449
Anadarko Petroleum Corp. (Oil & Gas)	4,845	260,419
Analog Devices, Inc. (Semiconductors)	3,249	117,484
Anheuser-Busch Cos., Inc. (Beverages)	7,809	390,372
AON Corp. (Insurance)	3,021	135,371
Apache Corp. (Oil & Gas)	3,477	313,139
Apartment Investment and Management Co. - Class A (REIT)	1,026	46,303
Apollo Group, Inc. - Class A * (Commercial Services)	1,482	89,142
Apple Computer, Inc. * (Computers)	9,063	1,391,533
Applera Corp. - Applied Biosystems Group (Electronics)	1,881	65,158
Applied Materials, Inc. (Semiconductors)	14,364	297,335
Archer-Daniels-Midland Co. (Agriculture)	6,726	222,496
Archstone-Smith Trust (REIT)	2,337	140,547
Ashland, Inc. (Chemicals)	570	34,320
Assurant, Inc. (Insurance)	1,026	54,891
AT&T, Inc. (Telecommunications)	63,498	2,686,600
Autodesk, Inc. * (Software)	2,394	119,628
Automatic Data Processing, Inc. (Software)	5,529	253,947
AutoNation, Inc. * (Retail)	1,596	28,281
AutoZone, Inc. * (Retail)	456	52,960
Avalonbay Communities, Inc. (REIT)	855	100,941
Avaya, Inc. * (Telecommunications)	4,731	80,238
Avery Dennison Corp. (Household Products/Wares)	1,083	61,753
Avon Products, Inc. (Cosmetics/Personal Care)	4,503	168,998
Baker Hughes, Inc. (Oil & Gas Services)	3,306	298,763
Ball Corp. (Packaging & Containers)	1,083	58,211
Bank of America Corp. (Banks)	46,170	2,320,966
Bank of New York Mellon Corp. (Banks)	10,816	477,418
Bard (C.R.), Inc. (Healthcare - Products)	1,083	95,510
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,140	64,877
Bausch & Lomb, Inc. (Healthcare - Products)	570	36,480
Baxter International, Inc. (Healthcare - Products)	6,726	378,539
BB&T Corp. (Banks)	5,757	232,525
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,197	147,004
Becton, Dickinson & Co. (Healthcare - Products)	2,508	205,781
Bed Bath & Beyond, Inc. * (Retail)	2,850	97,242
Bemis Co., Inc. (Packaging & Containers)	1,083	31,526
Best Buy Co., Inc. (Retail)	4,161	191,489
Big Lots, Inc. * (Retail)	1,083	32,317
Biogen Idec, Inc. * (Biotechnology)	3,021	200,383
BJ Services Co. (Oil & Gas Services)	3,021	80,208
Black & Decker Corp. (Hand/Machine Tools)	684	56,977
BMC Software, Inc. * (Software)	2,109	65,864
Boeing Co. (Aerospace/Defense)	8,151	855,773
Boston Properties, Inc. (REIT)	1,254	130,291
Boston Scientific Corp. * (Healthcare - Products)	13,908	194,017
Bristol-Myers Squibb Co. (Pharmaceuticals)	20,577	593,029
Broadcom Corp. - Class A * (Semiconductors)	4,902	178,629
Brown-Forman Corp. (Beverages)	912	68,318
Brunswick Corp. (Leisure Time)	912	20,848
Burlington Northern Santa Fe Corp. (Transportation)	3,135	254,468
C.H. Robinson Worldwide, Inc. (Transportation)	1,824	99,025
CA, Inc. (Software)	4,047	104,089
Campbell Soup Co. (Food)	2,337	86,469

See accompanying notes to the Schedules of Portfolio Investments.

Capital One Financial Corp. (Diversified Financial Services)	4,332	287,775
Cardinal Health, Inc. (Pharmaceuticals)	3,819	238,802
Carnival Corp. - Class A ADR (Leisure Time)	4,560	220,841
Caterpillar, Inc. (Machinery - Construction & Mining)	6,669	523,050
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	2,052	57,128
CBS Corp. - Class B (Media)	7,125	224,437
Celgene Corp. * (Biotechnology)	3,990	284,527
CenterPoint Energy, Inc. (Electric)	3,363	53,909
Centex Corp. (Home Builders)	1,254	33,319
CenturyTel, Inc. (Telecommunications)	1,140	52,691
Chesapeake Energy Corp. (Oil & Gas)	4,275	150,736
ChevronTexaco Corp. (Oil & Gas)	22,173	2,074,949
Chubb Corp. (Insurance)	4,104	220,139
Ciena Corp. * (Telecommunications)	912	34,729
CIGNA Corp. (Insurance)	2,964	157,952
Cincinnati Financial Corp. (Insurance)	1,767	76,529
Cintas Corp. (Textiles)	1,425	52,867
Circuit City Stores, Inc. (Retail)	1,767	13,977
Cisco Systems, Inc. * (Telecommunications)	63,441	2,100,532
CIT Group, Inc. (Diversified Financial Services)	1,995	80,199
Citigroup, Inc. (Diversified Financial Services)	51,813	2,418,113
Citizens Communications Co. (Telecommunications)	3,534	50,607
Citrix Systems, Inc. * (Software)	1,881	75,842
Clear Channel Communications, Inc. (Media)	5,187	194,201
Clorox Co. (Household Products/Wares)	1,425	86,911
CME Group, Inc. (Diversified Financial Services)	570	334,789
CMS Energy Corp. (Electric)	2,337	39,308
Coach, Inc. * (Apparel)	3,876	183,219
Coca-Cola Co. (Beverages)	20,691	1,189,112
Coca-Cola Enterprises, Inc. (Beverages)	2,964	71,788
Cognizant Technology Solutions Corp. * (Computers)	1,482	118,219
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,301	378,067
Comcast Corp. - Special Class A * (Media)	32,205	778,717
Comerica, Inc. (Banks)	1,596	81,843
Commerce Bancorp, Inc. (Banks)	1,995	77,366
Computer Sciences Corp. * (Computers)	1,824	101,962
Compuware Corp. * (Software)	3,135	25,143
ConAgra Foods, Inc. (Food)	5,073	132,557
ConocoPhillips (Oil & Gas)	16,929	1,485,858
CONSOL Energy, Inc. (Coal)	1,881	87,655
Consolidated Edison, Inc. (Electric)	2,793	129,316
Constellation Brands, Inc. * (Beverages)	1,995	48,299
Constellation Energy Group, Inc. (Electric)	1,881	161,371
Convergys Corp. * (Commercial Services)	1,425	24,738
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	1,938	99,012
Corning, Inc. (Telecommunications)	16,359	403,249
Costco Wholesale Corp. (Retail)	4,560	279,847
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,985	113,775
Coventry Health Care, Inc. * (Healthcare - Services)	1,653	102,833
Covidien, Ltd. ADR * (Healthcare - Products)	5,187	215,260
CSX Corp. (Transportation)	4,560	194,849
Cummins, Inc. (Machinery- Diversified)	1,083	138,505
CVS Corp. (Retail)	15,388	609,826
D.R. Horton, Inc. (Home Builders)	2,850	36,509
Danaher Corp. (Miscellaneous Manufacturing)	2,565	212,151
Darden Restaurants, Inc. (Retail)	1,482	62,037
Dean Foods Co. (Food)	1,368	34,993
Deere & Co. (Machinery-Diversified)	2,337	346,858
Dell, Inc. * (Computers)	23,655	652,878
Developers Diversified Realty Corp. (REIT)	1,311	73,246
Devon Energy Corp. (Oil & Gas)	4,617	384,134
Dillards, Inc. - Class A (Retail)	627	13,687
DIRECTV Group, Inc. * (Media)	7,923	192,370
Discover Financial Services * (Diversified Financial Services)	4,891	101,733
Dominion Resources, Inc. (Electric)	3,021	254,670
Dover Corp. (Miscellaneous Manufacturing)	2,109	107,454
Dow Jones & Co., Inc. (Media)	684	40,835
DTE Energy Co. (Electric)	1,767	85,593
Du Pont (Chemicals)	9,576	474,587
Duke Energy Corp. (Electric)	13,110	245,026
Dynegy, Inc. - Class A * (Electric)	5,187	47,928
E* TRADE Financial Corp. * (Diversified Financial Services)	4,446	58,065
Eastman Chemical Co. (Chemicals)	855	57,054
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,964	79,317
Eaton Corp. (Miscellaneous Manufacturing)	1,539	152,423
eBay, Inc. * (Internet)	11,856	462,621
Ecolab, Inc. (Chemicals)	1,824	86,093
Edison International (Electric)	3,420	189,639
El Paso Corp. (Pipelines)	7,296	123,813
Electronic Arts, Inc. * (Software)	3,249	181,912
Electronic Data Systems Corp. (Computers)	5,301	115,774
Eli Lilly & Co. (Pharmaceuticals)	10,260	584,102
Embarq Corp. (Telecommunications)	1,596	88,738
EMC Corp. * (Computers)	21,831	454,085
Emerson Electric Co. (Electrical Components & Equipment)	8,265	439,863
Ensco International, Inc. (Oil & Gas)	1,539	86,338
Entergy Corp. (Electric)	2,052	222,211
EOG Resources, Inc. (Oil & Gas)	2,565	185,526
Equifax, Inc. (Commercial Services)	1,482	56,494

See accompanying notes to the Schedules of Portfolio Investments.

Equity Residential Properties Trust (REIT)	2,907	123,141
Exelon Corp. (Electric)	7,011	528,349
Express Scripts, Inc. * (Pharmaceuticals)	2,679	149,542
Exxon Mobil Corp. (Oil & Gas)	57,741	5,344,507
Family Dollar Stores, Inc. (Retail)	1,539	40,876
Fannie Mae (Diversified Financial Services)	10,146	616,978
Federated Investors, Inc. - Class B (Diversified Financial Services)	912	36,206
FedEx Corp. (Transportation)	3,192	334,362
Fidelity National Information Services, Inc. (Software)	1,767	78,402
Fifth Third Bancorp (Banks)	5,586	189,254
First Horizon National Corp. (Banks)	1,311	34,951
FirstEnergy Corp. (Electric)	3,192	202,181
Fiserv, Inc. * (Software)	1,710	86,971
Fluor Corp. (Engineering & Construction)	912	131,310
Ford Motor Co. * (Auto Manufacturers)	21,831	185,345
Forest Laboratories, Inc. * (Pharmaceuticals)	3,306	123,281
Fortune Brands, Inc. (Household Products/Wares)	1,596	130,058
FPL Group, Inc. (Electric)	4,218	256,792
Franklin Resources, Inc. (Diversified Financial Services)	1,710	218,025
Freddie Mac (Diversified Financial Services)	6,783	400,265
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,990	418,511
Gannett Co., Inc. (Media)	2,451	107,109
General Dynamics Corp. (Aerospace/Defense)	4,218	356,294
General Electric Co. (Miscellaneous Manufacturing)	106,704	4,417,546
General Growth Properties, Inc. (REIT)	2,565	137,535
General Mills, Inc. (Food)	3,420	198,394
General Motors Corp. (Auto Manufacturers)	5,871	215,466
Genuine Parts Co. (Distribution/Wholesale)	1,767	88,350
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,617	141,880
Genzyme Corp. * (Biotechnology)	2,736	169,523
Gilead Sciences, Inc. * (Pharmaceuticals)	9,633	393,701
Goodrich Corp. (Aerospace/Defense)	1,311	89,450
Google, Inc. - Class A * (Internet)	2,394	1,358,044
H & R Block, Inc. (Commercial Services)	3,363	71,228
Halliburton Co. (Oil & Gas Services)	9,291	356,774
Harley-Davidson, Inc. (Leisure Time)	2,622	121,163
Harman International Industries, Inc. (Home Furnishings)	684	59,180
Harrah’s Entertainment, Inc. (Lodging)	1,938	168,470
Hartford Financial Services Group, Inc. (Insurance)	3,306	305,970
Hasbro, Inc. (Toys/Games/Hobbies)	1,653	46,086
Heinz (H.J.) Co. (Food)	3,306	152,737
Hercules, Inc. (Chemicals)	1,197	25,161
Hess Corp. (Oil & Gas)	2,907	193,403
Hewlett-Packard Co. (Computers)	26,847	1,336,712
Hilton Hotels Corp. (Lodging)	4,047	188,145
Home Depot, Inc. (Retail)	17,556	569,517
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,809	464,401
Hospira, Inc. * (Pharmaceuticals)	1,653	68,517
Host Marriott Corp. (REIT)	5,415	121,513
Hudson City Bancorp, Inc. (Savings & Loans)	5,529	85,036
Humana, Inc. * (Healthcare - Services)	1,767	123,478
Huntington Bancshares, Inc. (Banks)	3,819	64,847
IAC/Inter Active Corp * (Internet)	1,995	59,192
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,389	261,760
IMS Health, Inc. (Software)	2,052	62,873
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	2,964	161,449
Integrys Energy Group, Inc. (Electric)	798	40,882
Intel Corp. (Semiconductors)	60,819	1,572,779
IntercontinentalExchange, Inc. * (Diversified Financial Services)	684	103,900
International Business Machines Corp. (Computers)	14,136	1,665,221
International Flavors & Fragrances, Inc. (Chemicals)	912	48,208
International Game Technology (Entertainment)	3,477	149,859
International Paper Co. (Forest Products & Paper)	4,446	159,478
Interpublic Group of Cos., Inc. * (Advertising)	4,902	50,883
Intuit, Inc. * (Software)	3,534	107,080
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,881	127,776
J.C. Penney Co., Inc. (Retail)	2,280	144,484
J.P. Morgan Chase & Co. (Diversified Financial Services)	35,226	1,614,055
Jabil Circuit, Inc. (Electronics)	2,166	49,471
Janus Capital Group, Inc. (Diversified Financial Services)	1,653	46,747
JDS Uniphase Corp. * (Telecommunications)	2,223	33,256
Johnson & Johnson (Healthcare - Products)	30,153	1,981,052
Johnson Controls, Inc. (Auto Parts & Equipment)	2,052	242,362
Jones Apparel Group, Inc. (Apparel)	969	20,475
Juniper Networks, Inc. * (Telecommunications)	5,358	196,156
KB Home (Home Builders)	798	19,998
Kellogg Co. (Food)	2,736	153,216
KeyCorp (Banks)	4,047	130,840
Kimberly-Clark Corp. (Household Products/Wares)	4,446	312,376
Kimco Realty Corp. (REIT)	2,622	118,541
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,565	30,062
KLA-Tencor Corp. (Semiconductors)	1,995	111,281
Kohls Corp. * (Retail)	3,306	189,533
Kraft Foods, Inc. (Food)	16,416	566,516
Kroger Co. (Food)	7,353	209,708

See accompanying notes to the Schedules of Portfolio Investments.

L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,311	133,906
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,197	93,641
Legg Mason, Inc. (Diversified Financial Services)	1,368	115,309
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,824	34,948
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,529	341,305
Lennar Corp. - Class A (Home Builders)	1,425	32,276
Leucadia National Corp. (Holding Companies - Diversified)	1,710	82,456
Lexmark International, Inc. - Class A * (Computers)	969	40,243
Limited, Inc. (Retail)	3,306	75,674
Lincoln National Corp. (Insurance)	2,793	184,254
Linear Technology Corp. (Semiconductors)	2,337	81,772
Liz Claiborne, Inc. (Apparel)	1,083	37,179
Lockheed Martin Corp. (Aerospace/Defense)	3,591	389,588
Loews Corp. (Insurance)	4,617	223,232
Lowe’s Cos., Inc. (Retail)	15,390	431,228
LSI Logic Corp. * (Semiconductors)	7,467	55,405
M&T Bank Corp. (Banks)	798	82,553
Macy’s, Inc. (Retail)	4,503	145,537
Manor Care, Inc. (Healthcare - Services)	741	47,720
Marathon Oil Corp. (Oil & Gas)	7,068	403,017
Marriott International, Inc. - Class A (Lodging)	3,306	143,712
Marsh & McLennan Cos., Inc. (Insurance)	5,643	143,896
Marshall & Ilsley Corp. (Banks)	2,793	122,250
Masco Corp. (Building Materials)	3,819	88,486
Mattel, Inc. (Toys/Games/Hobbies)	4,104	96,280
MBIA, Inc. (Insurance)	1,311	80,037
McCormick & Co., Inc. (Food)	1,368	49,207
McDonald’s Corp. (Retail)	12,426	676,844
McGraw-Hill Cos., Inc. (Media)	3,534	179,916
McKesson Corp. (Commercial Services)	3,078	180,956
MeadWestvaco Corp. (Forest Products & Paper)	1,938	57,229
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,793	252,459
Medtronic, Inc. (Healthcare - Products)	11,799	665,582
MEMC Electronic Materials, Inc. * (Semiconductors)	2,337	137,556
Merck & Co., Inc. (Pharmaceuticals)	22,686	1,172,639
Meredith Corp. (Media)	399	22,863
Merrill Lynch & Co., Inc. (Diversified Financial Services)	8,949	637,885
MetLife, Inc. (Insurance)	7,752	540,547
MGIC Investment Corp. (Insurance)	855	27,625
Microchip Technology, Inc. (Semiconductors)	2,280	82,810
Micron Technology, Inc. * (Semiconductors)	7,866	87,313
Microsoft Corp. (Software)	83,961	2,473,491
Millipore Corp. * (Biotechnology)	570	43,206
Molex, Inc. (Electrical Components & Equipment)	1,482	39,910
Molson Coors Brewing Co. - Class B (Beverages)	684	68,174
Monsanto Co. (Agriculture)	5,700	488,718
Monster Worldwide, Inc. * (Internet)	1,368	46,594
Moody’s Corp. (Commercial Services)	2,280	114,912
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	10,944	689,472
Motorola, Inc. (Telecommunications)	24,111	446,777
Murphy Oil Corp. (Oil & Gas)	1,938	135,447
Mylan Laboratories, Inc. (Pharmaceuticals)	2,565	40,937
Nabors Industries, Ltd. ADR * (Oil & Gas)	2,907	89,448
National City Corp. (Banks)	6,612	165,895
National Semiconductor Corp. (Semiconductors)	2,508	68,017
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,881	271,804
Network Appliance, Inc. * (Computers)	3,705	99,702
Newell Rubbermaid, Inc. (Housewares)	2,850	82,137
Newmont Mining Corp. (Mining)	4,674	209,068
News Corp. - Class A (Media)	24,111	530,201
Nicor, Inc. (Gas)	456	19,562
NIKE, Inc. - Class B (Apparel)	4,047	237,397
NiSource, Inc. (Electric)	2,850	54,549
Noble Corp. ADR (Oil & Gas)	2,793	136,997
Nordstrom, Inc. (Retail)	2,052	96,218
Norfolk Southern Corp. (Transportation)	4,104	213,039
Northern Trust Corp. (Banks)	1,995	132,209
Northrop Grumman Corp. (Aerospace/Defense)	3,591	280,098
Novell, Inc. * (Software)	3,648	27,871
Novellus Systems, Inc. * (Semiconductors)	1,311	35,738
Nucor Corp. (Iron/Steel)	3,021	179,659
NVIDIA Corp. * (Semiconductors)	5,700	206,568
Occidental Petroleum Corp. (Oil & Gas)	8,664	555,189
Office Depot, Inc. * (Retail)	2,850	58,767
OfficeMax, Inc. (Retail)	798	27,347
Omnicom Group, Inc. (Advertising)	3,420	164,468
Oracle Corp. * (Software)	40,983	887,282
PACCAR, Inc. (Auto Manufacturers)	2,565	218,666
Pactiv Corp. * (Packaging & Containers)	1,368	39,207
Pall Corp. (Miscellaneous Manufacturing)	1,254	48,781
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,197	133,861
Patterson Cos., Inc. * (Healthcare - Products)	1,482	57,220
Paychex, Inc. (Commercial Services)	3,534	144,894
Peabody Energy Corp. (Coal)	2,736	130,972
PepsiCo, Inc. (Beverages)	16,815	1,231,867
PerkinElmer, Inc. (Electronics)	1,254	36,629
Pfizer, Inc. (Pharmaceuticals)	72,105	1,761,525
PG&E Corp. (Electric)	3,705	177,099

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle West Capital Corp. (Electric)	1,026	40,537
Pitney Bowes, Inc. (Office/Business Equipment)	2,280	103,558
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,824	81,642
PNC Financial Services Group (Banks)	3,534	240,665
Polo Ralph Lauren Corp. (Apparel)	627	48,749
PPG Industries, Inc. (Chemicals)	1,710	129,190
PPL Corp. (Electric)	3,990	184,737
Praxair, Inc. (Chemicals)	3,306	276,911
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,425	210,871
Principal Financial Group, Inc. (Insurance)	2,793	176,210
Procter & Gamble Co. (Cosmetics/Personal Care)	32,490	2,285,347
Progress Energy, Inc. (Electric)	2,679	125,511
Progressive Corp. (Insurance)	7,524	146,041
Prologis (REIT)	2,679	177,752
Prudential Financial, Inc. (Insurance)	4,788	467,213
Public Service Enterprise Group, Inc. (Electric)	2,622	230,710
Public Storage, Inc. (REIT)	1,311	103,110
Pulte Homes, Inc. (Home Builders)	2,223	30,255
QLogic Corp. * (Semiconductors)	1,539	20,700
Qualcomm, Inc. (Telecommunications)	17,442	737,099
Quest Diagnostics, Inc. (Healthcare - Services)	1,653	95,494
Questar Corp. (Pipelines)	1,824	95,815
Qwest Communications International, Inc. * (Telecommunications)	16,644	152,459
R.R. Donnelley & Sons Co. (Commercial Services)	2,337	85,441
RadioShack Corp. (Retail)	1,425	29,441
Raytheon Co. (Aerospace/Defense)	4,560	291,019
Regions Financial Corp. (Banks)	7,353	216,766
Reynolds American, Inc. (Agriculture)	1,767	112,364
Robert Half International, Inc. (Commercial Services)	1,710	51,061
Rockwell Collins, Inc. (Aerospace/Defense)	1,710	124,898
Rockwell International Corp. (Machinery-Diversified)	1,596	110,938
Rohm & Haas Co. (Chemicals)	1,425	79,330
Rowan Cos., Inc. (Oil & Gas)	1,140	41,701
Ryder System, Inc. (Transportation)	627	30,723
SAFECO Corp. (Insurance)	1,083	66,301
Safeway, Inc. (Food)	4,560	150,982
SanDisk Corp. * (Computers)	2,394	131,909
Sara Lee Corp. (Food)	7,524	125,576
Schering-Plough Corp. (Pharmaceuticals)	16,872	533,661
Schlumberger, Ltd. ADR (Oil & Gas Services)	12,426	1,304,730
Schwab (Diversified Financial Services)	9,861	212,998
Sealed Air Corp. (Packaging & Containers)	1,710	43,708
Sears Holdings Corp. * (Retail)	798	101,506
Sempra Energy (Gas)	2,736	159,016
Sherwin-Williams Co. (Chemicals)	1,140	74,909
Sigma-Aldrich Corp. (Chemicals)	1,368	66,676
Simon Property Group, Inc. (REIT)	2,337	233,700
SLM Corp. (Diversified Financial Services)	4,275	212,339
Smith International, Inc. (Oil & Gas Services)	2,109	150,583
Snap-on, Inc. (Hand/Machine Tools)	627	31,062
Solectron Corp. * (Electronics)	9,519	37,124
Southern Co. (Electric)	7,866	285,378
Southwest Airlines Co. (Airlines)	7,809	115,573
Sovereign Bancorp, Inc. (Savings & Loans)	3,762	64,104
Spectra Energy Corp. (Pipelines)	6,555	160,466
Sprint Corp. (Telecommunications)	29,640	563,160
St. Jude Medical, Inc. * (Healthcare - Products)	3,534	155,743
Staples, Inc. (Retail)	7,410	159,241
Starbucks Corp. * (Retail)	7,752	203,102
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,166	131,584
State Street Corp. (Banks)	4,047	275,844
Stryker Corp. (Healthcare - Products)	2,451	168,531
Sun Microsystems, Inc. * (Computers)	36,822	206,571
Sunoco, Inc. (Oil & Gas)	1,254	88,758
SunTrust Banks, Inc. (Banks)	3,648	276,044
SuperValu, Inc. (Food)	2,166	84,496
Symantec Corp. * (Internet)	9,348	181,164
Synovus Financial Corp. (Banks)	3,420	95,931
Sysco Corp. (Food)	6,327	225,178
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,736	152,368
Target Corp. (Retail)	8,835	561,641
TECO Energy, Inc. (Electric)	2,166	35,587
Tektronix, Inc. (Electronics)	798	22,137
Tellabs, Inc. * (Telecommunications)	4,560	43,411
Temple-Inland, Inc. (Forest Products & Paper)	1,083	56,998
Tenet Healthcare Corp. * (Healthcare - Services)	4,959	16,662
Teradata Corp.(a) (Computers)	1,881	49,056
Teradyne, Inc. * (Semiconductors)	1,995	27,531
Terex Corp. * (Machinery - Construction & Mining)	1,083	96,409
Tesoro Petroleum Corp. (Oil & Gas)	1,425	65,578
Texas Instruments, Inc. (Semiconductors)	14,877	544,349
Textron, Inc. (Miscellaneous Manufacturing)	2,622	163,115
The AES Corp. * (Electric)	6,954	139,358
The Dow Chemical Co. (Chemicals)	9,918	427,069
The E.W. Scripps Co. - Class A (Media)	912	38,304
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,197	50,825
The Gap, Inc. (Retail)	5,130	94,597
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,218	914,209
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,223	67,601
The Hershey Co. (Food)	1,767	82,006
The New York Times Co. - Class A (Media)	1,482	29,284

See accompanying notes to the Schedules of Portfolio Investments.

The Pepsi Bottling Group, Inc. (Beverages)	1,482	55,086
The Stanley Works (Hand/Machine Tools)	855	47,991
The Travelers Companies, Inc. (Insurance)	6,840	344,326
The Williams Cos., Inc. (Pipelines)	6,270	213,556
Thermo Electron Corp. * (Electronics)	4,446	256,623
Tiffany & Co. (Retail)	1,425	74,599
Time Warner, Inc. (Media)	38,817	712,680
TJX Cos., Inc. (Retail)	4,617	134,216
Torchmark Corp. (Insurance)	969	60,388
Transocean Sedco Forex, Inc. ADR * (Oil & Gas)	3,021	341,524
Tribune Co. (Media)	798	21,801
TXU Corp. (Electric)	4,788	327,834
Tyco Electronics, Ltd. (Electronics)	5,187	183,775
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	5,187	229,992
Tyson Foods, Inc. - Class A (Food)	2,850	50,873
U.S. Bancorp (Banks)	17,955	584,076
Union Pacific Corp. (Transportation)	2,793	315,777
Unisys Corp. * (Computers)	3,648	24,150
United Parcel Service, Inc. - Class B (Transportation)	10,944	821,894
United States Steel Corp. (Iron/Steel)	1,254	132,849
United Technologies Corp. (Aerospace/Defense)	10,317	830,312
UnitedHealth Group, Inc. (Healthcare - Services)	13,794	668,043
UnumProvident Corp. (Insurance)	3,762	92,056
UST, Inc. (Agriculture)	1,653	81,989
V. F. Corp. (Apparel)	912	73,644
Valero Energy Corp. (Oil & Gas)	5,757	386,755
Varian Medical Systems, Inc. * (Healthcare - Products)	1,311	54,918
VeriSign, Inc. * (Internet)	2,565	86,543
Verizon Communications, Inc. (Telecommunications)	30,210	1,337,699
Viacom, Inc. - Class B * (Media)	7,125	277,661
Vornado Realty Trust (REIT)	1,368	149,591
Vulcan Materials Co. (Building Materials)	969	86,386
W.W. Grainger, Inc. (Distribution/Wholesale)	741	67,572
Wachovia Corp. (Banks)	19,836	994,775
Wal-Mart Stores, Inc. (Retail)	24,966	1,089,766
Walgreen Co. (Retail)	10,317	487,375
Walt Disney Co. (Media)	20,235	695,882
Washington Mutual, Inc. (Savings & Loans)	9,120	322,027
Waste Management, Inc. (Environmental Control)	5,415	204,362
Waters Corp. * (Electronics)	1,026	68,660
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,083	35,089
Weatherford International, Ltd. ADR * (Oil & Gas Services)	3,534	237,414
WellPoint, Inc. * (Healthcare - Services)	6,270	494,828
Wells Fargo & Co. (Banks)	34,827	1,240,538
Wendy’s International, Inc. (Retail)	912	31,838
Western Union Co. (Commercial Services)	8,037	168,536
Weyerhaeuser Co. (Forest Products & Paper)	2,223	160,723
Whirlpool Corp. (Home Furnishings)	798	71,102
Whole Foods Market, Inc. (Food)	1,425	69,768
Windstream Corp. (Telecommunications)	4,959	70,021
Wrigley (Wm.) Jr. Co. (Food)	2,280	146,444
Wyeth (Pharmaceuticals)	14,022	624,680
Wyndham Worldwide Corp. (Lodging)	1,881	61,622
Xcel Energy, Inc. (Electric)	4,389	94,539
Xerox Corp. * (Office/Business Equipment)	9,747	169,013
Xilinx, Inc. (Semiconductors)	3,078	80,459
XL Capital, Ltd. - Class A (Insurance)	1,881	148,975
XTO Energy, Inc. (Oil & Gas)	3,990	246,742
Yahoo!, Inc. * (Internet)	14,022	376,350
YUM! Brands, Inc. (Retail)	5,415	183,189
Zimmer Holdings, Inc. * (Healthcare - Products)	2,451	198,506
Zions Bancorp (Banks)	1,140	78,284

TOTAL COMMON STOCKS
(Cost $87,940,919)		140,132,649

	Principal
	Amount

Repurchase Agreements (17.5%)
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $30,289,733 (Collateralized by $30,414,000 Federal Home Loan Mortgage Corp., 4.375%, 11/16/07, market value $30,884,298)	$30,278,000	30,278,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,278,000)		30,278,000

TOTAL INVESTMENT SECURITIES
(Cost $118,218,919)—98.6%		170,410,649
Net other assets (liabilities) — 1.4%		2,470,392

NET ASSETS — 100.0%		$172,881,041

*	Non-income producing security
ADR	American Depositary Receipt
(a)	Represents a security purchased on a when-issued basis. At September 30, 2007, total cost of investments purchased on a when-issued basis for ProFund VP Bull was $49,056.
+	All or a portion of the security is designated on the ProFund VP Bull’s records as collateral for when-issued securities.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $33,072,375)	86	$868,213

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $4,230,188)	55	$(4,889)

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising		0.1%
Aerospace/Defense		2.1%
Agriculture		1.5%
Airlines		0.1%
Apparel		0.2%
Auto Manufacturers		0.3%
Auto Parts & Equipment		0.1%
Banks		4.7%
Beverages		1.6%
Biotechnology		0.8%
Building Materials		0.2%
Chemicals		1.1%
Coal		0.2%
Commercial Services		0.6%
Computers		3.9%
Cosmetics/Personal Care		1.6%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.3%
Electric		2.7%
Electrical Components & Equipment		0.3%
Electronics		0.4%
Engineering & Construction		0.1%
Entertainment		0.1%
Environmental Control		0.1%
Food		1.5%
Forest Products & Paper		0.3%
Gas		0.1%
Hand/Machine Tools		NM
Healthcare - Products		2.4%
Healthcare - Services		1.3%
Holding Companies - Diversified		0.1%
Home Builders		NM
Home Furnishings		NM
Household Products/Wares		0.4%
Housewares		0.1%
Insurance		3.5%
Internet		1.7%
Investment Companies	0.1%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.3%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.4%
Office/Business Equipment	0.2%
Oil & Gas	7.6%
Oil & Gas Services	1.6%
Packaging & Containers	NM
Pharmaceuticals	4.3%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	4.0%
Savings & Loans	0.3%
Semiconductors	2.3%
Software	2.8%
Telecommunications	5.3%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	18.9%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (60.3)%
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$241,000	$241,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	241,000	241,000
Federal Home Loan Bank, 3.75%, 10/1/07+	241,000	241,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $723,000)		723,000

Repurchase Agreements (40.2%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $241,093 (Collateralized by $241,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 8/3/09 - 4/20/22, market value $246,105)	241,000	241,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $240,093 (Collateralized by $248,000 Federal Home Loan Bank, 4.503% *, 11/16/07, market value $246,510)	240,000	240,000

TOTAL REPURCHASE AGREEMENTS
(Cost $481,000)		481,000

TOTAL INVESTMENT SECURITIES
(Cost $1,204,000)—100.5%		1,204,000
Net other assets (liabilities) — (0.5)%		(5,439)

NET ASSETS — 100.0%		$1,198,561

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring December 2007 (Underlying face amount at value $535,500)	6	$1,839

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/30/07	$184,555	$(735)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/30/07	482,712	(1,923)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	September 30, 2007
(unaudited)
	Shares	Value

Common Stocks (82.0%)
3Com Corp. * (Telecommunications)	26,814	$132,461
AAR Corp. * (Aerospace/Defense)	2,616	79,369
Aaron Rents, Inc. (Commercial Services)	3,270	72,921
ABM Industries, Inc. (Commercial Services)	3,597	71,868
Acco Brands Corp. * (Household Products/Wares)	3,597	80,717
ACI Worldwide, Inc. * (Software)	2,616	58,468
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,962	127,471
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,616	132,056
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	2,289	88,218
Administaff, Inc. (Commercial Services)	1,962	71,221
ADTRAN, Inc. (Telecommunications)	3,924	90,370
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,232	55,825
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	2,943	44,439
Advanta Corp. - Class B (Diversified Financial Services)	2,943	80,697
Advisory Board Co. * (Commercial Services)	1,635	95,598
Aecom Technology Corp. * (Engineering & Construction)	2,943	102,799
Aeropostale, Inc. * (Retail)	4,414	84,131
AFC Enterprises, Inc. * (Retail)	3,924	59,056
Affymetrix, Inc. * (Biotechnology)	4,251	107,848
Aftermarket Technology Corp. * (Auto Parts & Equipment)	2,289	72,653
Agilysys, Inc. (Computers)	2,943	49,737
AirTran Holdings, Inc. * (Airlines)	6,540	64,354
Alaska Air Group, Inc. * (Airlines)	2,943	67,954
Alaska Communications Systems Group, Inc. (Telecommunications)	4,905	70,877
Albany International Corp. - Class A (Machinery-Diversified)	2,289	85,815
Alesco Financial, Inc. (REIT)	7,848	38,612
Alexandria Real Estate Equities, Inc. (REIT)	1,635	157,385
Alexion Pharmaceuticals, Inc. * (Biotechnology)	2,289	149,128
Align Technology, Inc. * (Healthcare - Products)	3,924	99,395
Alkermes, Inc. * (Pharmaceuticals)	6,867	126,353
Alliance One International, Inc. * (Agriculture)	7,848	51,326
Allscripts Healthcare Solutions, Inc. * (Software)	3,597	97,227
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	3,597	117,874
Alpha Natural Resources, Inc. * (Coal)	4,905	113,943
Alpharma, Inc. - Class A (Pharmaceuticals)	2,943	62,862
AMAG Pharmaceuticals, Inc. * (Biotechnology)	981	56,113
Amedisys, Inc. * (Healthcare - Services)	1,962	75,380
AMERCO * (Trucking & Leasing)	981	62,254
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	3,270	82,568
American Campus Communities, Inc. (REIT)	3,270	95,778
American Commercial Lines, Inc. * (Transportation)	4,251	100,876
American Dental Partners, Inc. * (Healthcare - Services)	2,616	73,274
American Equity Investment Life Holding Co. (Insurance)	6,213	66,168
American Financial Realty Trust (REIT)	11,445	92,132
American Medical Systems Holdings, Inc. * (Healthcare - Products)	5,232	88,682
American Physicians Capital, Inc. (Insurance)	1,962	76,440
American Reprographics Co. * (Software)	2,289	42,850
American States Water Co. (Water)	3,597	140,283
American Superconductor Corp. * (Electrical Components & Equipment)	3,270	66,970
AmericanWest Bancorp (Banks)	4,905	96,187
AMERIGROUP Corp. * (Healthcare - Services)	3,597	124,025
Ameris Bancorp (Banks)	3,924	70,946
Ameristar Casinos, Inc. (Lodging)	2,289	64,321
Ameron International Corp. (Miscellaneous Manufacturing)	981	103,760
Amkor Technology, Inc. * (Semiconductors)	6,867	79,108
AMN Healthcare Services, Inc. * (Commercial Services)	2,943	55,122
ANADIGICS, Inc. * (Semiconductors)	4,578	82,770
Analogic Corp. (Electronics)	1,308	83,398
Andrew Corp. * (Telecommunications)	10,137	140,397
Anixter International, Inc. * (Telecommunications)	1,635	134,806
ANSYS, Inc. * (Software)	4,905	167,604
Anworth Mortgage Asset Corp. (REIT)	8,829	47,588
Apex Silver Mines, Ltd. ADR * (Mining)	3,924	76,322
Apogee Enterprises, Inc. (Building Materials)	2,616	67,859
Apollo Investment Corp. (Investment Companies)	5,886	122,429
Applebee’s International, Inc. (Retail)	4,905	122,036
Applera Corp.-Celera Genomics Group * (Biotechnology)	6,867	96,550
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,270	100,814
Applied Micro Circuits Corp. * (Semiconductors)	24,852	78,532
Apria Healthcare Group, Inc. * (Healthcare - Services)	2,943	76,547
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,251	160,985
Aquila, Inc. * (Electric)	30,084	120,637
Arbitron, Inc. (Commercial Services)	1,962	88,957
Arch Chemicals, Inc. (Chemicals)	2,289	107,308

See accompanying notes to the Schedules of Portfolio Investments.

Arena Pharmaceuticals, Inc. * (Biotechnology)	5,886	64,452
ARIAD Pharmaceuticals, Inc. * (Biotechnology)	10,791	49,962
Ariba, Inc. * (Internet)	7,194	77,551
Arlington Tankers, Ltd. ADR (Transportation)	3,924	96,648
Array BioPharma, Inc. * (Pharmaceuticals)	5,559	62,428
Arris Group, Inc. * (Telecommunications)	6,867	84,807
Arrow International, Inc. (Healthcare - Products)	1,962	89,251
ArthroCare Corp. * (Healthcare - Products)	1,962	109,656
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,232	88,002
Ashford Hospitality Trust (REIT)	8,829	88,731
Aspen Insurance Holdings, Ltd. (Insurance)	5,559	155,152
Aspen Technology, Inc. * (Software)	6,213	88,970
Assisted Living Concepts, Inc. - Class A * (Healthcare - Services)	6,213	56,787
Assured Guaranty, Ltd. ADR (Insurance)	4,578	124,384
Astec Industries, Inc. * (Machinery - Construction & Mining)	1,635	93,931
Atheros Communications * (Telecommunications)	3,597	107,802
Atlas America, Inc. (Oil & Gas)	1,635	84,415
ATMI, Inc. * (Semiconductors)	2,616	77,826
ATP Oil & Gas Corp. * (Oil & Gas)	1,635	76,894
Atwood Oceanics, Inc. * (Oil & Gas)	1,635	125,176
Authorize.Net Holdings, Inc. * (Internet)	3,597	63,415
Avid Technology, Inc. * (Software)	2,943	79,696
Avocent Corp. * (Internet)	3,597	104,745
Badger Meter, Inc. (Electronics)	2,616	83,843
Baldor Electric Co. (Hand/Machine Tools)	2,943	117,573
Bally Technologies, Inc. * (Entertainment)	3,924	139,027
Banco Latinoamericano de Exportaciones, S.A. - Class E ADR (Banks)	3,924	71,338
BankFinancial Corp. (Savings & Loans)	6,540	103,463
Banner Corp. (Banks)	2,943	101,210
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,270	104,378
Basic Energy Services, Inc. * (Oil & Gas Services)	3,270	68,735
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	3,924	40,103
BearingPoint, Inc. * (Commercial Services)	14,061	56,947
Beazer Homes USA, Inc. (Home Builders)	2,616	21,582
Belden, Inc. (Electrical Components & Equipment)	2,616	122,717
Belo Corp. - Class A (Media)	5,886	102,181
Benchmark Electronics, Inc. * (Electronics)	4,578	109,277
Berry Petroleum Co. - Class A (Oil & Gas)	2,616	103,567
Big 5 Sporting Goods Corp. (Retail)	2,943	55,034
Bill Barrett Corp. * (Oil & Gas)	1,962	77,322
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	1,308	118,374
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	6,540	162,846
BioMed Realty Trust, Inc. (REIT)	4,905	118,210
Blackbaud, Inc. (Software)	3,597	90,788
Blackboard, Inc. * (Software)	2,289	104,928
Blockbuster, Inc. - Class A * (Retail)	15,042	80,776
Blue Nile, Inc. * (Internet)	981	92,332
Bob Evans Farms, Inc. (Retail)	2,943	88,820
Borders Group, Inc. (Retail)	4,251	56,666
Borland Software Corp. * (Software)	11,445	49,786
Boston Private Financial Holdings, Inc. (Banks)	3,924	109,244
Bowater, Inc. (Forest Products & Paper)	3,924	58,546
Bowne & Co., Inc. (Commercial Services)	3,924	65,374
Brady Corp. - Class A (Electronics)	3,270	117,328
Briggs & Stratton Corp. (Machinery- Diversified)	3,270	82,339
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,289	98,061
Brightpoint, Inc. * (Distribution/Wholesale)	3,924	58,899
Bristow Group, Inc. * (Transportation)	1,635	71,466
Brooks Automation, Inc. * (Semiconductors)	5,232	74,504
Brown Shoe Co., Inc. (Retail)	3,270	63,438
Brush Engineered Materials, Inc. * (Mining)	1,635	84,840
Buckeye Technologies, Inc. * (Forest Products & Paper)	4,578	69,311
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,289	166,937
Buffalo Wild Wings, Inc. * (Retail)	1,308	49,338
C-COR, Inc. * (Telecommunications)	4,251	48,844
CACI International, Inc. - Class A * (Computers)	1,962	100,239
Calamos Asset Management, Inc. (Diversified Financial Services)	2,943	83,081
California Water Service Group (Water)	3,597	138,449
Callaway Golf Co. (Leisure Time)	5,559	89,000
Capital City Bank Group, Inc. (Banks)	3,597	112,226
Capital Lease Funding, Inc. (REIT)	8,502	87,146
Carrizo Oil & Gas, Inc. * (Oil & Gas)	1,635	73,346
Carter’s, Inc. * (Apparel)	3,924	78,284
Cascade Corp. (Machinery- Diversified)	981	63,932
Casey’s General Stores, Inc. (Retail)	3,597	99,637
Cash America International, Inc. (Retail)	2,289	86,066
Cbeyond, Inc. * (Telecommunications)	1,635	66,692
CBRE Realty Finance, Inc. (REIT)	5,886	34,727
CBRL Group, Inc. (Retail)	1,962	80,050
Centene Corp. * (Healthcare - Services)	3,597	77,371

See accompanying notes to the Schedules of Portfolio Investments.

Centennial Bank Holdings, Inc.* (Banks)	11,118	71,155
Centerline Holding Co. (Diversified Financial Services)	4,905	75,292
Central European Distribution Corp. * (Distribution/Wholesale)	2,616	125,333
Central Garden & Pet Co. - Class A * (Household Products/Wares)	6,213	55,793
Central Vermont Public Service Corp. (Electric)	1,962	71,691
Century Aluminum Co. * (Mining)	1,635	86,083
Cenveo, Inc. * (Commercial Services)	3,924	84,876
Cepheid, Inc. * (Healthcare - Products)	4,905	111,834
Ceradyne, Inc. * (Miscellaneous Manufacturing)	1,635	123,835
CF Industries Holdings, Inc. (Chemicals)	3,270	248,226
Champion Enterprises, Inc. * (Home Builders)	5,886	64,628
Charlotte Russe Holding, Inc. * (Retail)	2,289	33,511
Charming Shoppes, Inc. * (Retail)	8,502	71,417
Charter Communications, Inc. - Class A * (Media)	26,814	69,180
Chattem, Inc. * (Cosmetics/Personal Care)	1,308	92,240
Checkpoint Systems, Inc. * (Electronics)	2,943	77,666
Chemed Corp. (Commercial Services)	1,635	101,632
Cherokee, Inc. (Apparel)	2,289	87,806
Chipotle Mexican Grill, Inc. - Class B * (Retail)	1,962	209,934
Chiquita Brands International, Inc. * (Food)	3,597	56,941
Christopher & Banks Corp. (Retail)	3,270	39,632
Cincinnati Bell, Inc. * (Telecommunications)	17,658	87,231
Cirrus Logic, Inc. * (Semiconductors)	8,175	52,320
Citadel Broadcasting Corp. (Media)	16,677	69,376
Citi Trends, Inc. * (Retail)	1,635	35,578
Citizens Republic Bancorp, Inc. (Banks)	5,886	94,823
CKE Restaurants, Inc. (Retail)	4,578	74,209
Clarcor, Inc. (Miscellaneous Manufacturing)	3,597	123,053
Cleco Corp. (Electric)	4,578	115,686
CMGI, Inc. * (Internet)	34,989	47,585
CNET Networks, Inc. * (Internet)	11,772	87,701
CoBiz Financial, Inc. (Banks)	5,232	89,572
Coeur d’Alene Mines Corp. * (Mining)	19,293	73,120
Cogent Communications Group, Inc. * (Internet)	3,270	76,322
Cognex Corp. (Machinery- Diversified)	3,924	69,690
Cohen & Steers, Inc. (Diversified Financial Services)	1,308	48,435
Coherent, Inc. * (Electronics)	2,616	83,921
Cohu, Inc. (Semiconductors)	3,597	67,444
Coinmatch Service Corp. - Class A (Commercial Services)	7,848	94,098
Coinstar, Inc. * (Commercial Services)	2,616	84,157
Collective Brands, Inc. * (Retail)	3,924	86,563
Columbia Banking System, Inc. (Banks)	4,251	135,267
Community Banks, Inc. (Banks)	2,943	87,672
Community Trust Bancorp, Inc. (Banks)	3,270	98,231
Commvault Systems, Inc. * (Software)	3,597	66,616
Compass Minerals International, Inc. (Mining)	2,616	89,049
Complete Production Services, Inc. * (Oil & Gas Services)	2,943	60,273
Comstock Resources, Inc. * (Oil & Gas)	2,943	90,762
Comtech Telecommunications Corp. * (Telecommunications)	1,635	87,456
Conceptus, Inc. * (Healthcare - Products)	3,270	62,065
Concur Technologies, Inc. * (Software)	3,270	103,070
CONMED Corp. * (Healthcare - Products)	2,616	73,222
Consolidated Communications Holdings, Inc. (Telecommunications)	3,597	70,537
Consolidated Water Co., Ltd. ADR (Water)	3,597	107,982
Consolidated-Tomoka Land Co. (Real Estate)	1,308	87,911
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	3,924	95,746
Corinthian Colleges, Inc. * (Commercial Services)	6,867	109,254
Corporate Office Properties Trust (REIT)	2,616	108,904
Corus Bankshares, Inc. (Banks)	4,251	55,348
CoStar Group, Inc. * (Commercial Services)	1,635	87,391
Crosstex Energy, Inc. (Oil & Gas)	3,270	123,966
CSG Systems International, Inc. * (Software)	3,270	69,488
CSK Auto Corp. * (Retail)	3,924	41,791
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	4,251	89,824
Curtiss-Wright Corp. (Aerospace/Defense)	2,943	139,792
CV Therapeutics, Inc. * (Pharmaceuticals)	4,905	44,047
Cymer, Inc. * (Electronics)	2,289	87,875
Daktronics, Inc. (Electronics)	2,616	71,208
Darling International, Inc. * (Environmental Control)	6,867	67,915
Dawson Geophysical Co. * (Oil & Gas Services)	981	76,037
DCT Industrial Trust, Inc. (REIT)	12,426	130,100
DealerTrack Holdings, Inc. * (Internet)	2,289	95,863
Deckers Outdoor Corp. * (Apparel)	981	107,714
Deerfield Triarc Capital Corp. (REIT)	5,886	53,268
Delta Petroleum Corp. * (Oil & Gas)	4,578	82,175
Deluxe Corp. (Commercial Services)	3,270	120,467
DeVry, Inc. (Commercial Services)	3,924	145,227
DiamondRock Hospitality Co. (REIT)	6,867	119,554
Digi International, Inc. * (Software)	4,578	65,191
Digital Realty Trust, Inc. (REIT)	3,597	141,686
Digital River, Inc. * (Internet)	2,616	117,066

See accompanying notes to the Schedules of Portfolio Investments.

Dionex Corp. * (Electronics)	1,308	103,934
DJO, Inc. * (Healthcare - Products)	1,962	96,334
Dobson Communications Corp. - Class A * (Telecommunications)	10,137	129,652
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	1,962	68,062
Dress Barn, Inc. * (Retail)	3,270	55,623
Drill-Quip, Inc. * (Oil & Gas Services)	1,635	80,687
DTS, Inc. * (Home Furnishings)	3,270	99,310
Dycom Industries, Inc. * (Engineering & Construction)	2,943	90,144
Eagle Bulk Shipping, Inc. ADR (Transportation)	3,924	101,004
EarthLink, Inc. * (Internet)	11,772	93,234
Eclipsys Corp. * (Software)	3,597	83,882
Edge Petroleum Corp. * (Oil & Gas)	3,924	50,384
Education Realty Trust, Inc. (REIT)	7,848	105,948
El Paso Electric Co. * (Electric)	4,251	98,326
Electronics for Imaging, Inc. * (Computers)	3,924	105,399
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	2,943	79,343
EMCOR Group, Inc. * (Engineering & Construction)	3,924	123,057
Empire District Electric Co. (Electric)	5,886	132,965
Employers Holdings, Inc. (Insurance)	4,905	101,092
EMS Technologies, Inc. * (Telecommunications)	3,597	88,234
Emulex Corp. * (Semiconductors)	5,232	100,297
Encore Acquisition Co. * (Oil & Gas)	3,597	113,845
Encore Wire Corp. (Electrical Components & Equipment)	2,289	57,523
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	2,616	59,436
EnergySouth, Inc. (Gas)	1,962	98,924
Ennis, Inc. (Household Products/Wares)	3,270	72,071
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	1,635	66,381
Entegris, Inc. * (Semiconductors)	9,483	82,312
Entertainment Properties Trust (REIT)	1,962	99,670
Entravision Communications Corp. * (Media)	7,194	66,329
Enzon Pharmaceuticals, Inc. * (Biotechnology)	9,483	83,545
Epicor Software Corp. * (Software)	5,559	76,547
Equinix, Inc. * (Internet)	1,962	174,010
Equity Inns, Inc. (REIT)	4,905	110,755
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	1,962	65,217
Euronet Worldwide, Inc. * (Commercial Services)	3,270	97,348
Evergreen Solar, Inc. * (Energy - Alternate Sources)	7,194	64,242
Excel Technology, Inc. * (Electronics)	3,270	81,587
EXCO Resources, Inc. * (Oil & Gas)	4,251	70,312
Exelixis, Inc. * (Biotechnology)	8,175	86,573
Exponent, Inc. * (Commercial Services)	3,597	90,249
Exterran Holdings, Inc. * (Oil & Gas Services)	1,635	131,356
Extra Space Storage, Inc. (REIT)	6,867	105,683
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	2,289	67,205
FEI Co. * (Electronics)	2,616	82,221
FelCor Lodging Trust, Inc. (REIT)	4,578	91,240
Ferro Corp. (Chemicals)	3,597	71,868
Finisar Corp. * (Telecommunications)	19,620	54,936
First BanCorp (Banks)	6,867	65,237
First Financial Holdings, Inc. (Savings & Loans)	3,270	102,286
First Merchants Corp. (Banks)	4,578	98,702
First Place Financial Corp. (Savings & Loans)	4,251	75,243
First Potomac Realty Trust (REIT)	4,251	92,672
First State Bancorporation (Banks)	4,578	89,912
Fisher Communications, Inc. * (Media)	1,635	81,537
Fleetwood Enterprises, Inc. * (Home Builders)	6,867	58,713
FLIR Systems, Inc. * (Electronics)	3,924	217,350
Flow International Corp. * (Machinery-Diversified)	5,232	46,146
Flowers Foods, Inc. (Food)	4,905	106,929
Flushing Financial Corp. (Savings & Loans)	5,886	98,885
Force Protection, Inc. * (Auto Manufacturers)	4,251	92,077
FormFactor, Inc. * (Semiconductors)	2,943	130,581
Forward Air Corp. (Transportation)	2,943	87,643
Fossil, Inc. * (Household Products/Wares)	2,943	109,950
Foundry Networks, Inc. * (Telecommunications)	8,829	156,891
FPIC Insurance Group, Inc. * (Insurance)	1,962	84,464
Franklin Bank Corp. Houston * (Savings & Loans)	5,559	51,143
Fremont General Corp. (Banks)	4,905	19,130
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	13,080	60,299
FTI Consulting, Inc. * (Commercial Services)	2,616	131,611
Fuel Tech, Inc. * (Environmental Control)	1,962	43,341
FuelCell Energy, Inc. * (Energy - Alternate Sources)	7,521	67,238
Fuller (H.B.) Co. (Chemicals)	3,924	116,464
Gartner Group, Inc. * (Commercial Services)	4,578	111,978
Gaylord Entertainment Co. * (Lodging)	2,616	139,224
Gemstar-TV Guide International, Inc. * (Media)	18,639	129,727
Genco Shipping & Trading, Ltd. ADR (Transportation)	1,635	107,142
GenCorp, Inc. * (Aerospace/Defense)	6,213	74,307
General Communication, Inc. - Class A * (Telecommunications)	5,559	67,486
Genesco, Inc. * (Retail)	1,635	75,423
Genesee & Wyoming, Inc. - Class A * (Transportation)	2,943	84,876
GeoEye, Inc. * (Telecommunications)	2,943	75,782
Georgia Gulf Corp. (Chemicals)	3,270	45,453

See accompanying notes to the Schedules of Portfolio Investments.

Gevity HR, Inc. (Commercial Services)	2,943	30,166
Gladstone Capital Corp. (Investment Companies)	3,924	76,596
GMH Communities Trust (REIT)	7,848	60,822
Golden Telecom, Inc. (Telecommunications)	1,308	105,281
Goodman Global, Inc. * (Building Materials)	3,270	78,088
GrafTech International, Ltd. * (Electrical Components & Equipment)	6,540	116,674
Granite Construction, Inc. (Engineering & Construction)	1,962	104,025
Great Wolf Resorts, Inc. * (Entertainment)	5,886	72,751
Greatbatch, Inc. * (Electrical Components & Equipment)	2,289	60,865
Greater Bay Bancorp (Banks)	3,924	108,302
Greenhill & Co., Inc. (Diversified Financial Services)	1,308	79,853
Greif Brothers Corp. - Class A (Packaging & Containers)	1,962	119,054
Grey Wolf, Inc. * (Oil & Gas)	12,099	79,248
Group 1 Automotive, Inc. (Retail)	1,962	65,864
Guitar Center, Inc. * (Retail)	1,962	116,347
GulfMark Offshore, Inc. * (Transportation)	1,635	79,559
Haemonetics Corp. * (Healthcare - Products)	1,962	96,962
Harleysville National Corp. (Banks)	6,213	98,725
Harvest Natural Resources, Inc. * (Oil & Gas)	5,886	70,279
Haynes International, Inc. * (Metal Fabricate/Hardware)	981	83,748
HealthExtras, Inc. * (Pharmaceuticals)	2,616	72,803
HEALTHSOUTH Corp. * (Healthcare - Services)	5,232	91,612
Healthways, Inc. * (Healthcare - Services)	2,289	123,537
Hecla Mining Co. * (Mining)	8,175	73,166
HEICO Corp. (Aerospace/Defense)	2,616	129,126
Heidrick & Struggles International, Inc. * (Commercial Services)	1,635	59,596
Helen of Troy, Ltd. ADR * (Household Products/Wares)	2,616	50,515
Hercules Offshore, Inc. * (Oil & Gas Services)	1,962	51,228
Hercules Technology Growth Capital, Inc. (Investment Companies)	6,540	86,786
Hercules, Inc. (Chemicals)	7,194	151,218
Herman Miller, Inc. (Office Furnishings)	3,597	97,623
Hersha Hospitality Trust (REIT)	8,175	80,933
Hexcel Corp. * (Aerospace/Defense Equipment)	6,213	141,097
Hibbett Sports, Inc. * (Retail)	2,943	72,986
Highwoods Properties, Inc. (REIT)	3,597	131,902
Hilb, Rogal, and Hobbs Co. (Insurance)	2,289	99,182
Hologic, Inc. * (Healthcare - Products)	3,270	199,470
Horizon Lines, Inc. - Class A (Transportation)	2,943	89,850
Horizon Offshore, Inc. * (Oil & Gas Services)	3,270	53,955
Hornbeck Offshore Services, Inc. * (Oil & Gas Services)	1,635	60,005
Hub Group, Inc. - Class A * (Transportation)	2,943	88,378
Hudson Highland Group, Inc. * (Commercial Services)	2,616	33,302
Human Genome Sciences, Inc. * (Biotechnology)	10,464	107,675
Huron Consulting Group, Inc. * (Commercial Services)	1,308	94,987
Iconix Brand Group, Inc. * (Apparel)	3,924	93,352
IDACORP, Inc. (Electric)	3,597	117,766
IHS, Inc. - Class A * (Computers)	2,289	129,306
II-VI, Inc. * (Electronics)	2,289	79,039
IKON Office Solutions, Inc. (Office/Business Equipment)	7,194	92,443
Illumina, Inc. * (Biotechnology)	3,270	169,648
Imation Corp. (Computers)	2,616	64,170
Immucor, Inc. * (Healthcare - Products)	4,251	151,973
Independent Bank Corp. (Banks)	5,232	57,814
Independent Bank Corp. (Banks)	3,270	97,119
Infinity Property & Casualty Corp. (Insurance)	1,962	78,912
Informatica Corp. * (Software)	6,213	97,544
Infospace, Inc. (Internet)	3,270	57,421
Ingles Markets, Inc. - Class A (Food)	1,962	56,231
Innospec, Inc. (Chemicals)	2,616	59,592
Insight Enterprises, Inc. * (Retail)	3,924	101,278
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	3,270	49,802
Integra Bank Corp. (Banks)	4,905	88,928
Interactive Brokers Group, Inc. - Class A * (Diversified Financial Services)	3,270	85,870
InterDigital, Inc. * (Telecommunications)	3,270	67,951
Interface, Inc. - Class A (Office Furnishings)	4,578	82,633
Interline Brands, Inc. * (Building Materials)	2,616	60,142
Intermec, Inc. * (Machinery- Diversified)	4,251	111,036
InterMune, Inc. * (Biotechnology)	2,289	43,789
Internap Network Services Corp. * (Internet)	3,924	55,603
International Coal Group, Inc. * (Coal)	10,464	46,460
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	2,289	152,150
Interwoven, Inc. * (Internet)	4,905	69,798
inVentiv Health, Inc. * (Advertising)	2,289	100,304
Inverness Medical Innovations, Inc. * (Healthcare - Products)	2,943	162,807
ION Geophysical Corp. * (Oil & Gas Services)	4,905	67,836
IPC Holdings, Ltd. ADR (Insurance)	4,251	122,641
iPCS, Inc. (Telecommunications)	2,289	78,719
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	7,194	107,694
ITC Holdings Corp. (Electric)	3,270	162,028
Itron, Inc. * (Electronics)	1,962	182,603

See accompanying notes to the Schedules of Portfolio Investments.

J. Crew Group, Inc. * (Retail)	2,289	94,993
j2 Global Communications, Inc. * (Internet)	3,597	117,730
Jack Henry & Associates, Inc. (Computers)	4,905	126,843
Jack in the Box, Inc. * (Retail)	1,962	127,216
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,616	73,143
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	2,616	69,873
Jamba, Inc. * (Retail)	6,540	45,976
Jer Investors Trust, Inc. (REIT)	5,232	65,138
JetBlue Airways Corp. * (Airlines)	10,464	96,478
Jo-Ann Stores, Inc. * (Retail)	1,962	41,398
Jos. A. Bank Clothiers, Inc. * (Retail)	1,635	54,642
K-V Pharmaceutical Co. * (Pharmaceuticals)	2,943	84,170
Kadant, Inc. * (Machinery- Diversified)	2,289	64,092
Kaiser Aluminum Corp. (Mining)	981	69,229
Kaman Corp. (Aerospace/Defense)	2,616	90,409
Kaydon Corp. (Metal Fabricate/Hardware)	1,962	102,004
KBW, Inc. * (Diversified Financial Services)	2,289	65,877
KEMET Corp. * (Electronics)	8,829	64,893
Kenexa Corp. * (Commercial Services)	1,962	60,390
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	1,635	78,088
Kindred Healthcare, Inc. * (Healthcare - Services)	1,962	35,139
KNBT Bancorp, Inc. (Savings & Loans)	7,521	124,397
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	6,867	82,129
Knight Transportation, Inc. (Transportation)	4,578	78,787
Knightsbridge Tankers, Ltd. ADR (Transportation)	2,616	70,370
Knoll, Inc. (Office Furnishings)	3,597	63,811
Korn/Ferry International * (Commercial Services)	3,270	53,988
Kulicke & Soffa Industries, Inc. * (Semiconductors)	6,540	55,459
Kyphon, Inc. * (Healthcare - Products)	2,943	206,010
L-1 Identity Solutions, Inc. * (Electronics)	4,251	80,131
Labor Ready, Inc. * (Commercial Services)	3,597	66,580
Laclede Group, Inc. (Gas)	4,578	147,778
Lance, Inc. (Food)	3,270	75,275
LandAmerica Financial Group, Inc. (Insurance)	981	38,239
Landauer, Inc. (Commercial Services)	1,962	99,984
LaSalle Hotel Properties (REIT)	2,943	123,841
Lattice Semiconductor Corp. * (Semiconductors)	12,099	54,325
Lawson Software, Inc. * (Software)	9,483	94,925
Layne Christensen Co. * (Engineering & Construction)	1,635	90,710
LCA-Vision, Inc. (Healthcare - Products)	1,635	48,053
Leapfrog Enterprises, Inc. * (Toys/Games/Hobbies)	5,886	48,560
Lear Corp. * (Auto Parts & Equipment)	4,578	146,954
Lee Enterprises, Inc. (Media)	3,924	61,097
Life Time Fitness, Inc. * (Leisure Time)	1,962	120,349
LifeCell Corp. * (Biotechnology)	2,616	98,283
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	8,502	45,401
Lin TV Corp. - Class A * (Media)	2,943	38,288
Littelfuse, Inc. * (Electrical Components & Equipment)	1,962	70,024
Live Nation, Inc. * (Commercial Services)	4,251	90,334
LKQ Corp. * (Distribution/Wholesale)	3,924	136,594
LodgeNet Entertainment Corp. * (Media)	2,289	58,049
Longs Drug Stores Corp. (Retail)	1,962	97,453
LoopNet, Inc. * (Internet)	2,943	60,449
LTC Properties, Inc. (REIT)	4,578	108,361
Luminex Corp. * (Healthcare - Products)	4,905	73,967
M&F Worldwide Corp. * (Food)	981	49,236
Macrovision Corp. * (Entertainment)	3,597	88,594
Magellan Health Services, Inc. * (Healthcare - Services)	2,616	106,157
Maguire Properties, Inc. (REIT)	2,943	76,018
Manhattan Associates, Inc. * (Computers)	2,616	71,705
MannKind Corp. * (Pharmaceuticals)	4,251	41,150
Mariner Energy, Inc. * (Oil & Gas)	5,559	115,127
Martek Biosciences Corp. * (Biotechnology)	3,270	94,928
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	3,924	91,979
MasTec, Inc. * (Telecommunications)	4,251	59,812
Matria Healthcare, Inc. * (Healthcare - Services)	1,962	51,326
Matrix Service Co. * (Oil & Gas Services)	2,289	47,955
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,616	114,581
Mattson Technology, Inc. * (Semiconductors)	6,213	53,742
Max Capital Group, Ltd. (Insurance)	4,578	128,367
MAXIMUS, Inc. (Commercial Services)	1,635	71,253
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	3,270	61,574
MCG Capital Corp. (Investment Companies)	5,886	84,700
McGrath Rentcorp (Commercial Services)	2,616	86,956
Medarex, Inc. * (Pharmaceuticals)	8,175	115,758
Mediacom Communications Corp. - Class A * (Media)	7,194	50,718
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,597	109,744
Mentor Corp. (Healthcare - Products)	2,616	120,467
Mentor Graphics Corp. * (Computers)	6,213	93,816
Meridian Bioscience, Inc. (Healthcare - Products)	3,597	109,061

See accompanying notes to the Schedules of Portfolio Investments.

Meritage Homes Corp. * (Home Builders)	1,962	27,703
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,438	102,501
Metal Management, Inc. (Environmental Control)	1,635	88,617
Methode Electronics, Inc. (Electronics)	4,251	63,978
MGE Energy, Inc. (Electric)	3,597	120,284
MGI Pharma, Inc. * (Pharmaceuticals)	5,232	145,345
Micros Systems, Inc. * (Computers)	2,616	170,223
Microsemi Corp. * (Semiconductors)	4,905	136,751
MicroStrategy, Inc. - Class A * (Software)	654	51,888
Midas, Inc. * (Commercial Services)	3,270	61,705
MKS Instruments, Inc. * (Semiconductors)	3,597	68,415
Mobile Mini, Inc. * (Storage/Warehousing)	2,943	71,103
Monaco Coach Corp. (Home Builders)	4,578	64,229
Monarch Casino & Resort, Inc. * (Lodging)	2,289	65,122
Montpelier Re Holdings, Ltd. ADR (Insurance)	7,194	127,334
Moog, Inc. - Class A * (Aerospace/Defense)	2,616	114,947
MPS Group, Inc. * (Commercial Services)	7,194	80,213
MSC. Software Corp. * (Software)	4,905	66,806
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,943	106,360
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	8,502	105,340
MVC Capital, Inc. (Investment Companies)	3,597	66,652
Myriad Genetics, Inc. * (Biotechnology)	2,943	153,477
Nara Bancorp, Inc. (Banks)	5,232	81,724
Nash Finch Co. (Food)	1,308	52,098
NATCO Group, Inc. - Class A * (Oil & Gas Services)	1,635	84,611
National CineMedia, Inc. (Entertainment)	3,597	80,573
National City Corp. (Banks)	4,564	114,511
National Financial Partners (Diversified Financial Services)	2,616	138,596
Nationwide Health Properties, Inc. (REIT)	5,559	167,493
NCI Building Systems, Inc. * (Building Materials)	1,635	70,648
Nektar Therapeutics * (Biotechnology)	6,867	60,636
Net 1 UEPS Technologies, Inc. * (Commercial Services)	2,943	79,961
Netflix, Inc. * (Internet)	3,597	74,530
NETGEAR, Inc. * (Telecommunications)	2,616	79,579
NewAlliance Bancshares, Inc. (Savings & Loans)	8,175	120,009
NGP Capital Resources Co. (Investment Companies)	4,905	79,608
Nicor, Inc. (Gas)	2,943	126,255
Nordson Corp. (Machinery-Diversified)	2,289	114,931
North Pittsburgh Systems, Inc. (Telecommunications)	3,270	77,695
NorthStar Realty Finance Corp. (REIT)	6,540	64,942
Novatel Wireless, Inc. * (Telecommunications)	2,289	51,846
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	2,616	41,673
NTELOS Holdings Corp. (Telecommunications)	2,616	77,067
Nuance Communications, Inc. * (Software)	8,175	157,859
NuVasive, Inc. * (Healthcare - Products)	3,270	117,491
O’Charley’s, Inc. (Retail)	3,924	59,488
Oil States International, Inc. * (Oil & Gas Services)	2,943	142,147
Old Dominion Freight Line, Inc. * (Transportation)	2,616	62,706
Olin Corp. (Chemicals)	5,232	117,092
OM Group, Inc. * (Chemicals)	1,962	103,613
OMEGA Healthcare Investors, Inc. (REIT)	6,867	106,645
Omnicell, Inc. * (Software)	3,270	93,326
OmniVision Technologies, Inc. * (Semiconductors)	4,251	96,625
ON Semiconductor Corp. * (Semiconductors)	14,388	180,713
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,270	142,310
optionsXpress Holdings, Inc. (Diversified Financial Services)	3,270	85,478
OraSure Technologies, Inc. * (Healthcare - Products)	8,829	88,731
Orbital Sciences Corp. * (Aerospace/Defense)	4,251	94,542
Orthofix International N.V. ADR * (Healthcare - Products)	1,635	80,066
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	3,924	133,377
OSI Systems, Inc. * (Electronics)	2,289	51,525
Owens & Minor, Inc. (Distribution/Wholesale)	2,943	112,099
P.F. Chang’s China Bistro, Inc. * (Retail)	2,289	67,754
Pacer International, Inc. (Transportation)	3,270	62,294
Pacific Sunwear of California, Inc. * (Retail)	4,578	67,754
PAETEC Holding Corp. * (Telecommunications)	6,213	77,476
Palm, Inc. * (Computers)	6,540	106,406
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	2,616	48,553
Parallel Petroleum Corp. * (Oil & Gas)	3,270	55,557
Parametric Technology Corp. * (Software)	6,867	119,623
PAREXEL International Corp. * (Commercial Services)	1,962	80,972
Parker Drilling Co. * (Oil & Gas)	7,848	63,726
Partners Trust Financial Group, Inc. (Savings & Loans)	9,483	115,408
Peet’s Coffee & Tea, Inc. * (Beverages)	3,270	91,266

See accompanying notes to the Schedules of Portfolio Investments.

Penn Virginia Corp. (Oil & Gas)	2,289	100,670
Performance Food Group Co. * (Food)	2,943	88,673
Perini Corp. * (Engineering & Construction)	1,635	91,446
Perot Systems Corp. - Class A * (Computers)	5,559	94,003
Perrigo Co. (Pharmaceuticals)	5,559	118,685
Petrohawk Energy Corp. * (Oil & Gas)	10,137	166,450
PetroQuest Energy, Inc. * (Oil & Gas)	4,251	45,613
Pharmion Corp. * (Pharmaceuticals)	1,962	90,527
Phase Forward, Inc. * (Software)	3,924	78,519
PHH Corp. * (Commercial Services)	3,597	94,529
PHI, Inc. * (Transportation)	2,616	78,846
Pier 1 Imports, Inc. * (Retail)	8,175	38,668
Pilgrim’s Pride Corp. (Food)	2,616	90,854
Pinnacle Entertainment, Inc. * (Entertainment)	3,924	106,851
Pinnacle Financial Partners, Inc. * (Banks)	3,924	113,090
Piper Jaffray * (Diversified Financial Services)	1,635	87,636
Plantronics, Inc. (Telecommunications)	3,270	93,359
Platinum Underwriters Holdings, Ltd. ADR (Insurance)	3,924	141,107
Playtex Products, Inc. * (Household Products/Wares)	5,232	95,641
Plexus Corp. * (Electronics)	3,270	89,598
PMA Capital Corp. - Class A * (Insurance)	7,848	74,556
PMC-Sierra, Inc. * (Semiconductors)	14,388	120,715
PNM Resources, Inc. (Electric)	5,232	121,801
Polaris Industries, Inc. (Leisure Time)	2,616	114,110
Polycom, Inc. * (Telecommunications)	5,232	140,532
PolyMedica Corp. (Healthcare - Products)	1,962	103,044
PolyOne Corp. * (Chemicals)	9,156	68,395
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	1,308	69,416
Post Properties, Inc. (REIT)	2,616	101,239
Potlatch Corp. (Forest Products & Paper)	2,943	132,523
Powerwave Technologies, Inc. * (Telecommunications)	10,464	64,458
Preferred Bank (Banks)	2,616	102,913
Presidential Life Corp. (Insurance)	4,251	72,097
Priceline.com, Inc. * (Internet)	2,289	203,149
PRIMEDIA, Inc. (Media)	3,597	50,502
ProAssurance Corp. * (Insurance)	2,289	123,308
Progress Software Corp. * (Software)	2,943	89,173
Prospect Capital Corp. (Investment Companies)	4,251	72,352
Provident New York Bancorp (Savings & Loans)	7,521	98,600
PSS World Medical, Inc. * (Healthcare - Products)	4,905	93,833
Psychiatric Solutions, Inc. * (Healthcare - Services)	3,597	141,290
QIAGEN N.V. ADR * (Biotechnology)	6,061	117,644
Quanex Corp. (Metal Fabricate/Hardware)	2,289	107,537
Quantum Corp. * (Computers)	20,274	68,932
Quest Software, Inc. * (Software)	4,905	84,170
Quiksilver, Inc. * (Apparel)	8,175	116,902
RAIT Financial Trust (REIT)	4,251	34,986
Ralcorp Holdings, Inc. * (Food)	1,962	109,519
Raven Industries, Inc. (Miscellaneous Manufacturing)	1,962	78,578
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	1,962	75,243
RC2 Corp. * (Toys/Games/Hobbies)	1,962	54,328
RealNetworks, Inc. * (Internet)	8,502	57,644
Realty Income Corp. (REIT)	6,540	182,793
Red Robin Gourmet Burgers, Inc. * (Retail)	1,962	84,170
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	2,943	77,607
Regal-Beloit Corp. (Hand/Machine Tools)	1,962	93,960
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	4,578	81,488
Regis Corp. (Retail)	2,943	93,911
Renasant Corp. (Banks)	3,924	84,876
Rent-A-Center, Inc. * (Commercial Services)	4,578	82,999
Republic Property Trust (REIT)	7,521	110,333
Resource Capital Corp. (REIT)	5,232	58,912
Resources Connection, Inc. (Commercial Services)	3,270	75,701
RF Micro Devices, Inc. * (Telecommunications)	13,080	88,028
Rimage Corp. * (Computers)	2,289	51,365
Robbins & Myers, Inc. (Machinery-Diversified)	1,308	74,935
Rock-Tenn Co. - Class A (Forest Products & Paper)	2,616	75,602
Rofin-Sinar Technologies, Inc. * (Electronics)	1,308	91,835
Rosetta Resources, Inc. * (Oil & Gas)	3,924	71,966
RTI International Metals, Inc. * (Mining)	1,308	103,672
Rudolph Technologies, Inc. * (Semiconductors)	3,924	54,269
Rush Enterprises, Inc. * (Retail)	2,943	74,605
Russ Berrie and Co., Inc. * (Household Products/Wares)	3,597	60,430
Ryerson, Inc. (Iron/Steel)	1,962	66,198
SAIC, Inc. * (Commercial Services)	6,213	119,227
Sally Beauty Holdings, Inc. * (Retail)	6,867	58,026
Sanderson Farms, Inc. (Food)	1,635	68,130
Sandy Spring Bancorp, Inc. (Banks)	3,270	98,492
Sapient Corp. * (Internet)	7,848	52,660
Savient Pharmaceuticals, Inc. * (Biotechnology)	4,578	66,610
SAVVIS, Inc. * (Telecommunications)	1,962	76,086
ScanSource, Inc. * (Distribution/Wholesale)	2,616	73,536
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	1,635	119,829
Scholastic Corp. * (Media)	2,943	102,593
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,616	60,953
Sciele Pharma, Inc. * (Pharmaceuticals)	2,943	76,577
Seabright Insurance Holdings * (Insurance)	4,578	78,146
Seacoast Banking Corp. of Florida (Banks)	4,251	79,494

See accompanying notes to the Schedules of Portfolio Investments.

Security Bank Corp. (Banks)	4,578	57,317
Select Comfort Corp. * (Retail)	3,924	54,740
Selective Insurance Group, Inc. (Insurance)	4,578	97,420
Semtech Corp. * (Semiconductors)	5,559	113,848
Senior Housing Properties Trust (REIT)	5,886	129,845
Senomyx, Inc. * (Commercial Services)	4,251	52,075
Signature Bank * (Banks)	2,616	92,162
Silgan Holdings, Inc. (Packaging & Containers)	1,635	87,881
Silicon Image, Inc. * (Semiconductors)	7,521	38,733
Sinclair Broadcast Group, Inc. - Class A (Media)	4,905	59,056
SiRF Technology Holdings, Inc. * (Semiconductors)	3,597	76,796
Skilled Healthcare Group, Inc. - Class A * (Healthcare - Services)	4,251	66,953
SkyWest, Inc. (Airlines)	3,924	98,767
Skyworks Solutions, Inc. * (Semiconductors)	11,445	103,463
Smart Modular Technologies (WWH), Inc. ADR * (Computers)	3,924	28,057
Sohu.com, Inc. * (Internet)	2,289	86,318
Sonic Corp. * (Retail)	4,905	114,777
SonicWALL, Inc. * (Internet)	7,521	65,658
SonoSite, Inc. * (Healthcare - Products)	2,289	69,860
Sonus Networks, Inc. * (Telecommunications)	15,696	95,746
Sotheby’s (Commercial Services)	3,924	187,528
Southwest Bancorp, Inc. (Banks)	3,924	73,850
Spansion, Inc. - Class A * (Semiconductors)	6,540	55,263
Spartan Motors, Inc. (Auto Parts & Equipment)	2,943	49,531
Spartan Stores, Inc. (Food)	2,289	51,571
Spartech Corp. (Chemicals)	2,616	44,629
Spherion Corp. * (Commercial Services)	6,867	56,721
SPSS, Inc. * (Software)	1,635	67,264
Stage Stores, Inc. (Retail)	3,597	65,573
Standard Microsystems Corp. * (Semiconductors)	2,289	87,943
Standard Pacific Corp. (Home Builders)	4,578	25,362
Standex International Corp. (Miscellaneous Manufacturing)	3,597	74,386
Steiner Leisure, Ltd. ADR * (Commercial Services)	1,635	70,959
STERIS Corp. (Healthcare - Products)	4,251	116,180
Sterling Financial Corp. (Savings & Loans)	3,924	105,595
Steven Madden, Ltd. (Apparel)	2,289	43,377
Stewart Enterprises, Inc. - Class A (Commercial Services)	9,483	72,260
Stifel Financial Corp. * (Diversified Financial Services)	1,308	75,655
Stone Energy Corp. * (Oil & Gas)	2,289	91,583
Strategic Hotels & Resorts, Inc. (REIT)	5,232	107,727
Strayer Education, Inc. (Commercial Services)	981	165,426
Suffolk Bancorp (Banks)	2,943	94,353
Sunrise Assisted Living, Inc. * (Healthcare - Services)	2,943	104,094
Sunstone Hotel Investors, Inc. (REIT)	4,578	117,380
Superior Bancorp * (Banks)	9,810	86,622
Superior Essex, Inc. * (Electrical Components & Equipment)	1,962	73,143
SureWest Communications (Telecommunications)	2,616	65,426
Swift Energy Co. * (Oil & Gas)	1,962	80,285
Sybase, Inc. * (Software)	5,232	121,016
Symmetricom, Inc. * (Telecommunications)	7,521	35,349
Synaptics, Inc. * (Computers)	1,962	93,705
Take-Two Interactive Software, Inc. * (Software)	4,905	83,777
Taser International, Inc. * (Electronics)	5,232	82,090
Technitrol, Inc. (Electronics)	2,943	79,314
Technology Investment Capital Corp. (Investment Companies)	5,559	74,324
Tekelec * (Telecommunications)	4,578	55,394
Teledyne Technologies, Inc. * (Aerospace/Defense)	2,289	122,210
TeleTech Holdings, Inc. * (Commercial Services)	2,616	62,549
Tempur-Pedic International, Inc. (Home Furnishings)	4,905	175,354
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	3,270	101,403
Terra Industries, Inc. * (Chemicals)	5,886	183,996
Tessera Technologies, Inc. * (Semiconductors)	2,943	110,362
Tetra Tech, Inc. * (Environmental Control)	4,251	89,781
Texas Capital Bancshares, Inc. * (Banks)	3,924	85,308
Texas Industries, Inc. (Building Materials)	1,635	128,347
The Children’s Place Retail Stores, Inc. * (Retail)	1,635	39,698
The Commerce Group, Inc. (Insurance)	3,597	106,004
The Genlyte Group, Inc. * (Building Materials)	1,635	105,065
The Geo Group, Inc. * (Commercial Services)	3,597	106,507
The Gymboree Corp. * (Apparel)	2,289	80,664
The Hain Celestial Group, Inc. * (Food)	3,270	105,065
The Medicines Co. * (Pharmaceuticals)	3,924	69,886
The Men’s Wearhouse, Inc. (Retail)	3,270	165,200
The Middleby Corp. * (Machinery-Diversified)	1,308	84,418
The Pantry, Inc. * (Retail)	1,635	41,905
The Pep Boys - Manny, Moe & Jack (Retail)	3,270	45,878
The Phoenix Cos., Inc. (Insurance)	8,502	119,963
The Spectranetics Corp. * (Healthcare - Products)	5,886	79,343
The Steak n Shake Co. * (Retail)	5,559	83,441

See accompanying notes to the Schedules of Portfolio Investments.

The Timberland Co. - Class A* (Apparel)	3,597	68,199
The Topps Co., Inc. (Toys/Games/Hobbies)	8,175	79,216
The TriZetto Group, Inc. * (Internet)	3,924	68,709
The Ultimate Software Group, Inc. * (Software)	2,616	91,298
The Warnaco Group, Inc. * (Apparel)	3,270	127,759
Thoratec Corp. * (Healthcare - Products)	4,251	87,953
THQ, Inc. * (Software)	3,924	98,022
Tibco Software, Inc. * (Internet)	13,080	96,661
TierOne Corp. (Savings & Loans)	2,289	60,590
Time Warner Telecom, Inc. - Class A * (Telecommunications)	8,502	186,789
Titan International, Inc. (Auto Parts & Equipment)	1,962	62,627
TiVo, Inc. * (Home Furnishings)	10,464	66,446
TNS, Inc. (Commercial Services)	5,232	84,026
TreeHouse Foods, Inc. * (Food)	2,943	79,608
Triarc Cos., Inc. (Retail)	5,559	69,543
TriCo Bancshares (Banks)	3,924	87,387
Trident Microsystems, Inc. * (Software)	3,924	62,352
TriQuint Semiconductor, Inc. * (Semiconductors)	14,061	69,040
Tronox, Inc. - Class B (Chemicals)	4,905	44,292
Trump Entertainment Resorts, Inc. * (Lodging)	3,924	25,310
TrustCo Bank Corp. NY (Banks)	13,080	142,964
Tupperware Corp. (Household Products/Wares)	4,251	133,864
Tween Brands, Inc. * (Retail)	1,962	64,432
TXCO Resources, Inc. * (Oil & Gas)	5,232	46,879
UAP Holding Corp. (Chemicals)	3,924	123,057
UCBH Holdings, Inc. (Banks)	6,867	120,035
UIL Holdings Corp. (Electric)	2,943	92,705
Under Armour, Inc. - Class A * (Retail)	1,635	97,806
United America Indemnity, Ltd. - Class A * (Insurance)	3,924	84,405
United Natural Foods, Inc. * (Food)	3,270	89,009
United Online, Inc. (Internet)	5,886	88,349
United Stationers, Inc. * (Distribution/Wholesale)	1,635	90,775
United Therapeutics Corp. * (Pharmaceuticals)	1,635	108,793
Universal American Financial Corp. * (Insurance)	4,251	96,965
Universal Corp. (Agriculture)	1,635	80,033
Universal Health Realty Income Trust (REIT)	3,270	116,183
Urstadt Biddle Properties - Class A (REIT)	5,886	91,056
USA Mobility, Inc. (Telecommunications)	2,616	44,132
USEC, Inc. * (Mining)	5,559	56,980
UTStarcom, Inc. * (Telecommunications)	10,464	38,298
Vail Resorts, Inc. * (Entertainment)	1,962	122,213
Valassis Communications, Inc. * (Commercial Services)	3,924	35,002
Valeant Pharmaceuticals International * (Pharmaceuticals)	6,213	96,177
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,308	110,984
ValueClick, Inc. * (Internet)	6,213	139,544
Varian, Inc. * (Electronics)	1,962	124,803
Veeco Instruments, Inc. * (Semiconductors)	3,924	76,047
Ventana Medical Systems, Inc. * (Healthcare - Products)	1,962	168,555
Viad Corp. (Commercial Services)	1,962	70,632
ViaSat, Inc. * (Telecommunications)	2,289	70,570
Vignette Corp. * (Internet)	3,924	78,755
ViroPharma, Inc. * (Pharmaceuticals)	5,232	46,565
VistaPrint, Ltd. ADR * (Commercial Services)	2,943	109,980
Visteon Corp. * (Auto Parts & Equipment)	9,810	50,522
Volcom, Inc. * (Apparel)	1,308	55,616
W-H Energy Services, Inc. * (Oil & Gas Services)	1,962	144,697
W.R. Grace & Co. * (Chemicals)	4,578	122,965
Wabtec Corp. (Machinery-Diversified)	3,270	122,494
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	5,232	141,421
Walter Industries, Inc. (Holding Companies - Diversified)	3,597	96,759
Warren Resources, Inc. * (Oil & Gas)	5,559	69,710
Washington Group International, Inc. * (Engineering & Construction)	1,635	143,569
Watsco, Inc. (Distribution/Wholesale)	1,635	75,913
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	2,616	117,563
Watts Water Technologies, Inc. - Class A (Electronics)	2,289	70,272
WD-40 Co. (Household Products/Wares)	2,616	89,310
Websense, Inc. * (Internet)	3,270	64,517
West Coast Bancorp (Banks)	3,597	102,191
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,289	95,360
Westar Energy, Inc. (Electric)	6,213	152,591
Whiting Petroleum Corp. * (Oil & Gas)	2,289	101,746
Willbros Group, Inc. ADR * (Oil & Gas Services)	2,289	77,826
Wind River Systems, Inc. * (Software)	6,540	76,976
Winn-Dixie Stores, Inc. * (Food)	2,289	42,850
Winnebago Industries, Inc. (Home Builders)	2,616	62,470
Winthrop Realty Trust (REIT)	14,388	96,831
WMS Industries, Inc. * (Leisure Time)	3,270	108,237
Wolverine World Wide, Inc. (Apparel)	3,924	107,518
Woodward Governor Co. (Electronics)	1,962	122,429
World Acceptance Corp. * (Diversified Financial Services)	1,635	54,086
World Fuel Services Corp. (Retail)	1,962	80,069
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,578	107,858
Wright Express Corp. * (Commercial Services)	2,943	107,390
Wright Medical Group, Inc. * (Healthcare - Products)	3,270	87,701
WSFS Financial Corp. (Savings & Loans)	1,635	102,024
XenoPort, Inc. * (Pharmaceuticals)	1,635	76,927
Yardville National Bancorp (Banks)	2,943	98,973
Zale Corp. * (Retail)	3,270	75,668
Zenith National Insurance Corp. (Insurance)	2,616	117,432
Zoltek Cos., Inc. * (Chemicals)	1,635	71,335
Zoran Corp. * (Semiconductors)	3,924	79,265
Zumiez, Inc. * (Retail)	1,635	72,545
Zymogenetics, Inc. * (Pharmaceuticals)	4,578	59,743

TOTAL COMMON STOCKS
(Cost $62,740,401)		72,310,789

	Principal
	Amount

Repurchase Agreements (18.0%)
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $15,842,136 (Collateralized by $16,253,000 of various Federal National Mortgage Association Securities, 4.758%** - 5.125%, 1/2/08-10/15/11, market value $16,166,795)	$15,836,000	15,836,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,836,000)		15,836,000

TOTAL INVESTMENT SECURITIES
(Cost $78,576,401)—100.0%		88,146,789
Net other assets (liabilities) — (NM)		(365)

NET ASSETS — 100.0%		$88,146,424

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
**	Represents the effective yield or interest rate in effect at September 30, 2007.
NM	Not meaningful, amount is less than 0.05%.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $11,653,920)	144	$(81,059)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/07	$3,848,684	$(41,380)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/07	552,695	(5,945)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.0%
Auto Manufacturers	0.1%
Auto Parts & Equipment	1.1%
Banks	3.9%
Beverages	0.1%
Biotechnology	2.1%
Building Materials	0.6%
Chemicals	2.0%
Coal	0.2%
Commercial Services	5.7%
Computers	1.5%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	2.0%
Electric	1.3%
Electrical Components & Equipment	0.9%
Electronics	2.7%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.8%
Entertainment	0.6%
Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.4%
Hand/Machine Tools	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

Healthcare - Products	3.4%
Healthcare - Services	1.3%
Holding Companies - Diversified	0.1%
Home Builders	0.4%
Home Furnishings	0.4%
Household Products/Wares	0.9%
Insurance	2.3%
Internet	3.0%
Investment Companies	0.8%
Iron/Steel	0.2%
Leisure Time	0.4%
Lodging	0.3%
Machinery - Construction & Mining	0.3%
Machinery-Diversified	1.2%
Media	1.2%
Metal Fabricate/Hardware	0.8%
Mining	0.9%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.7%
Oil & Gas Services	1.5%
Packaging & Containers	0.2%
Pharmaceuticals	2.8%
REIT	4.1%
Real Estate	0.1%
Retail	4.9%
Savings & Loans	1.2%
Semiconductors	2.9%
Software	3.3%
Storage/Warehousing	0.1%
Telecommunications	4.0%
Toys/Games/Hobbies	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.3%
Other***	18.0%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	September 30, 2007
(unaudited)
	Principal
	Amount	Value

U.S. Government Agency Obligations (61.5%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$152,000	$152,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	152,000	152,000
Federal Home Loan Bank, 3.75%, 10/1/07+	152,000	152,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $456,000)		456,000

Repurchase Agreements (40.7%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $152,059 (Collateralized by $152,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 8/3/09 - 4/20/22, market value $155,149)	152,000	152,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $150,058 (Collateralized by $155,000 Federal Home Loan Bank, 4.503% * , 11/16/07, market value $154,069)	150,000	150,000

TOTAL REPURCHASE AGREEMENTS
(Cost $302,000)		302,000

TOTAL INVESTMENT SECURITIES
(Cost $758,000)—102.2%		758,000
Net other assets (liabilities) — (2.2)%		(16,038)

NET ASSETS — 100.0%		$741,962

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 10/30/07	$739,806	$(1,028)
See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	September 30, 2007
(unaudited)
	Shares	Value

Common Stocks (92.2%)
Activision, Inc. * (Software)	22,704	$490,179
Adobe Systems, Inc. * (Software)	51,600	2,252,856
Akamai Technologies, Inc. * (Internet)	14,104	405,208
Altera Corp. (Semiconductors)	43,344	1,043,724
Amazon.com, Inc. * (Internet)	24,424	2,275,096
Amgen, Inc. * (Biotechnology)	45,408	2,568,731
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	11,352	567,600
Apollo Group, Inc. - Class A * (Commercial Services)	15,824	951,814
Apple Computer, Inc. * (Computers)	108,704	16,690,412
Applied Materials, Inc. (Semiconductors)	63,984	1,324,469
Autodesk, Inc. * (Software)	21,328	1,065,760
BEA Systems, Inc. * (Software)	32,680	453,272
Bed Bath & Beyond, Inc. * (Retail)	32,680	1,115,042
Biogen Idec, Inc. * (Biotechnology)	28,208	1,871,037
Broadcom Corp. - Class A * (Semiconductors)	38,184	1,391,425
C.H. Robinson Worldwide, Inc. (Transportation)	15,136	821,733
Cadence Design Systems, Inc. * (Computers)	26,144	580,135
CDW Corp. * (Distribution/Wholesale)	7,568	659,930
Celgene Corp. * (Biotechnology)	34,056	2,428,533
Cephalon, Inc. * (Pharmaceuticals)	5,848	427,255
Check Point Software Technologies, Ltd. ADR * (Internet)	19,608	493,729
CheckFree Corp. * (Internet)	7,568	352,215
Cintas Corp. (Textiles)	17,200	638,120
Cisco Systems, Inc. * (Telecommunications)	194,360	6,435,260
Citrix Systems, Inc. * (Software)	19,264	776,724
Cognizant Technology Solutions Corp. * (Computers)	12,728	1,015,313
Comcast Corp. - Special Class A * (Media)	130,032	3,144,174
Costco Wholesale Corp. (Retail)	20,640	1,266,677
Dell, Inc. * (Computers)	74,992	2,069,779
DENTSPLY International, Inc. (Healthcare - Products)	13,072	544,318
Discovery Holding Co. - Class A * (Media)	21,328	615,313
eBay, Inc. * (Internet)	90,816	3,543,640
EchoStar Communications Corp. - Class A * (Media)	19,264	901,748
Electronic Arts, Inc. * (Software)	28,208	1,579,366
Expedia, Inc. * (Internet)	24,768	789,604
Expeditors International of Washington, Inc. (Transportation)	18,920	894,916
Express Scripts, Inc. * (Pharmaceuticals)	20,640	1,152,125
Fastenal Co. (Distribution/Wholesale)	12,728	577,978
Fiserv, Inc. * (Software)	18,576	944,775
Flextronics International, Ltd. ADR * (Electronics)	59,168	661,498
Foster Wheeler, Ltd. ADR * (Engineering & Construction)	6,536	858,046
Garmin, Ltd. ADR (Electronics)	17,888	2,135,827
Genzyme Corp. * (Biotechnology)	29,584	1,833,025
Gilead Sciences, Inc. * (Pharmaceuticals)	81,872	3,346,109
Google, Inc. - Class A * (Internet)	12,728	7,220,213
IAC/InterActiveCorp * (Internet)	26,832	796,105
Infosys Technologies, Ltd. ADR (Software)	9,976	482,739
Intel Corp. (Semiconductors)	183,352	4,741,483
Intuit, Inc. * (Software)	37,840	1,146,552
Intuitive Surgical, Inc. * (Healthcare - Products)	3,440	791,200
Joy Global, Inc. (Machinery - Construction & Mining)	9,632	489,884
Juniper Networks, Inc. * (Telecommunications)	30,272	1,108,258
KLA-Tencor Corp. (Semiconductors)	20,984	1,170,487
Lam Research Corp. * (Semiconductors)	11,352	604,608
Lamar Advertising Co. (Advertising)	6,880	336,914
Level 3 Communications, Inc. * (Telecommunications)	134,160	623,844
Liberty Global, Inc. - Class A * (Media)	17,544	719,655
Liberty Media Holding Corp. - Interactive Series A * (Internet)	51,944	997,844
Linear Technology Corp. (Semiconductors)	26,488	926,815
Logitech International SA ADR * (Computers)	15,824	467,599
Marvell Technology Group, Ltd. ADR * (Semiconductors)	50,568	827,798
Maxim Integrated Products, Inc. (Semiconductors)	40,248	1,181,279
Microchip Technology, Inc. (Semiconductors)	16,168	587,222
Microsoft Corp. (Software)	289,304	8,522,896
Millicom International Cellular SA ADR * (Telecommunications)	8,600	721,540
Monster Worldwide, Inc. * (Internet)	12,040	410,082
Network Appliance, Inc. * (Computers)	33,368	897,933
NII Holdings, Inc. - Class B * (Telecommunications)	15,136	1,243,422
NVIDIA Corp. * (Semiconductors)	48,160	1,745,318
Oracle Corp. * (Software)	190,920	4,133,418
PACCAR, Inc. (Auto Manufacturers)	25,112	2,140,798
Patterson Cos., Inc. * (Healthcare - Products)	12,040	464,864
Patterson-UTI Energy, Inc. (Oil & Gas)	14,104	318,327
Paychex, Inc. (Commercial Services)	32,680	1,339,880
Petsmart, Inc. (Retail)	12,040	384,076
Qualcomm, Inc. (Telecommunications)	180,944	7,646,693
Research In Motion, Ltd. ADR * (Computers)	50,224	4,949,575
Ross Stores, Inc. (Retail)	12,384	317,526
Ryanair Holdings PLC ADR * (Airlines)	10,320	428,383
SanDisk Corp. * (Computers)	18,576	1,023,538
Sears Holdings Corp. * (Retail)	13,416	1,706,515
Sepracor, Inc. * (Pharmaceuticals)	9,288	255,420
Sigma-Aldrich Corp. (Chemicals)	11,352	553,296
Sirius Satellite Radio, Inc. * (Media)	141,728	494,631
Staples, Inc. (Retail)	43,000	924,070
Starbucks Corp. * (Retail)	92,880	2,433,456
Sun Microsystems, Inc. * (Computers)	137,944	773,866
Symantec Corp. * (Internet)	82,560	1,600,013

See accompanying notes to the Schedules of Portfolio Investments.

Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	12,728	506,574
Tellabs, Inc. * (Telecommunications)	22,360	212,867
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	54,696	2,432,331
UAL Corp. * (Airlines)	9,632	448,177
VeriSign, Inc. * (Internet)	20,984	708,000
Vertex Pharmaceuticals, Inc. * (Biotechnology)	12,384	475,669
Virgin Media, Inc. (Telecommunications)	31,992	776,446
Whole Foods Market, Inc. (Food)	12,384	606,321
Wynn Resorts, Ltd. (Lodging)	10,664	1,680,220
Xilinx, Inc. (Semiconductors)	35,432	926,192
XM Satellite Radio Holdings, Inc. - Class A * (Media)	28,208	399,707
Yahoo!, Inc. * (Internet)	57,792	1,551,137

TOTAL COMMON STOCKS
(Cost $123,207,191)		157,328,166

	Principal
	Amount

Repurchase Agreements (7.8%)
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $13,317,158 (Collateralized by $13,749,000 Federal National Mortgage Association, 4.758%**, 1/2/08, market value $13,579,056)	$13,312,000	13,312,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,312,000)		13,312,000

TOTAL INVESTMENT SECURITIES
(Cost $136,519,191)—100.0%		170,640,166
Net other assets (liabilities) — NM		11,857

NET ASSETS — 100.0%		$170,652,023

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at September 30, 2007.
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

		Unrealized Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $3,000,815)	71	$ 49,832
NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $10,566,250)	50	465,275

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.2%
Airlines	0.5%
Auto Manufacturers	1.3%
Biotechnology	5.4%
Chemicals	0.3%
Commercial Services	1.4%
Computers	16.7%
Distribution/Wholesale	0.7%
Electronics	1.7%
Engineering & Construction	0.5%
Food	0.4%
Healthcare - Products	1.1%
Internet	12.3%
Lodging	1.0%
Machinery - Construction & Mining	0.3%
Media	3.6%
Oil & Gas	0.2%
Pharmaceuticals	4.7%
Retail	4.7%
Semiconductors	9.6%
Software	12.9%
Telecommunications	11.3%
Textiles	0.4%
Transportation	1.0%
Other***	7.8%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (100.0%)
3M Co. + (Miscellaneous Manufacturing)	3,456	$323,412
Abbott Laboratories (Pharmaceuticals)	8,640	463,277
ACE, Ltd. ADR (Insurance)	4,320	261,662
Advanced Micro Devices, Inc. * (Semiconductors)	7,344	96,941
Aetna, Inc. (Healthcare - Services)	6,912	375,114
AFLAC, Inc. (Insurance)	2,160	123,206
Agilent Technologies, Inc. * (Electronics)	3,888	143,389
Air Products & Chemicals, Inc. (Chemicals)	3,024	295,626
Alcoa, Inc. (Mining)	11,232	439,396
Allegheny Energy, Inc. * (Electric)	1,728	90,305
Allegheny Technologies, Inc. (Iron/Steel)	864	94,997
Allied Waste Industries, Inc. * (Environmental Control)	3,456	44,064
Allstate Corp. (Insurance)	8,208	469,415
Alltel Corp. (Telecommunications)	4,752	331,119
Altera Corp. (Semiconductors)	2,160	52,013
Altria Group, Inc. (Agriculture)	13,824	961,183
Ameren Corp. (Electric)	2,592	136,080
American Capital Strategies, Ltd. (Investment Companies)	864	36,919
American Electric Power, Inc. (Electric)	5,184	238,879
Ameriprise Financial, Inc. (Diversified Financial Services)	1,296	81,791
AmerisourceBergen Corp. (Pharmaceuticals)	2,592	117,495
Analog Devices, Inc. (Semiconductors)	2,592	93,727
AON Corp. (Insurance)	3,888	174,221
Apartment Investment and Management Co. - Class A (REIT)	1,296	58,488
Apple Computer, Inc. * (Computers)	5,184	795,951
Applied Materials, Inc. (Semiconductors)	11,664	241,445
Archer-Daniels-Midland Co. (Agriculture)	3,456	114,324
Archstone-Smith Trust (REIT)	3,024	181,863
Ashland, Inc. (Chemicals)	864	52,021
Assurant, Inc. (Insurance)	1,296	69,336
AT&T, Inc. (Telecommunications)	81,648	3,454,527
AutoNation, Inc. * (Retail)	2,160	38,275
Avalonbay Communities, Inc. (REIT)	864	102,004
Avaya, Inc. * (Telecommunications)	4,752	80,594
Avery Dennison Corp. (Household Products/Wares)	864	49,265
Baker Hughes, Inc. (Oil & Gas Services)	1,728	156,159
Bank of America Corp. (Banks)	58,320	2,931,746
Bank of New York Mellon Corp. (Banks)	15,120	667,397
Bausch & Lomb, Inc. (Healthcare - Products)	864	55,296
BB&T Corp. (Banks)	6,912	279,176
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,728	212,216
Bemis Co., Inc. (Packaging & Containers)	1,296	37,727
Big Lots, Inc. * (Retail)	864	25,782
Biogen Idec, Inc. * (Biotechnology)	2,160	143,273
BMC Software, Inc. * (Software)	1,728	53,965
Boeing Co. (Aerospace/Defense)	4,752	498,912
Boston Properties, Inc. (REIT)	1,728	179,539
Bristol-Myers Squibb Co. (Pharmaceuticals)	25,488	734,564
Broadcom Corp. - Class A * (Semiconductors)	3,024	110,195
Brunswick Corp. (Leisure Time)	1,296	29,627
Burlington Northern Santa Fe Corp. (Transportation)	2,592	210,393
CA, Inc. (Software)	4,320	111,110
Carnival Corp. - Class A ADR (Leisure Time)	2,160	104,609
Caterpillar, Inc. (Machinery - Construction & Mining)	3,888	304,936
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	864	24,054
CBS Corp. - Class B (Media)	10,368	326,592
CenterPoint Energy, Inc. (Electric)	3,888	62,325
Centex Corp. (Home Builders)	864	22,956
CenturyTel, Inc. (Telecommunications)	1,296	59,901
ChevronTexaco Corp. (Oil & Gas)	13,392	1,253,223
Chubb Corp. (Insurance)	5,184	278,070
Ciena Corp. * (Telecommunications)	864	32,901
CIGNA Corp. (Insurance)	1,296	69,064
Cincinnati Financial Corp. (Insurance)	2,160	93,550
Circuit City Stores, Inc. (Retail)	1,728	13,668
CIT Group, Inc. (Diversified Financial Services)	2,592	104,198
Citigroup, Inc. (Diversified Financial Services)	63,936	2,983,893
Citizens Communications Co. (Telecommunications)	4,320	61,862
Clear Channel Communications, Inc. (Media)	3,024	113,219
CMS Energy Corp. (Electric)	3,024	50,864
Coca-Cola Co. (Beverages)	10,800	620,676
Coca-Cola Enterprises, Inc. (Beverages)	3,456	83,704
Comcast Corp. - Special Class A * (Media)	27,648	668,529
Comerica, Inc. (Banks)	2,160	110,765
Computer Sciences Corp. * (Computers)	2,160	120,744
Compuware Corp. * (Software)	4,752	38,111
ConAgra Foods, Inc. (Food)	6,480	169,322
ConocoPhillips (Oil & Gas)	21,600	1,895,832
CONSOL Energy, Inc. (Coal)	1,296	60,394
Consolidated Edison, Inc. (Electric)	3,456	160,013
Constellation Brands, Inc. * (Beverages)	1,296	31,376
Constellation Energy Group, Inc. (Electric)	864	74,123
Convergys Corp. * (Commercial Services)	864	14,999
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	1,728	88,284
Corning, Inc. (Telecommunications)	14,688	362,059
Costco Wholesale Corp. (Retail)	6,048	371,166
Covidien, Ltd. ADR * (Healthcare - Products)	2,592	107,568

See accompanying notes to the Schedules of Portfolio Investments.

CSX Corp. (Transportation)	5,616	239,972
Cummins, Inc. (Machinery-Diversified)	1,728	220,994
CVS Corp. (Retail)	8,640	342,403
Dean Foods Co. (Food)	864	22,101
Deere & Co. (Machinery-Diversified)	1,728	256,470
Developers Diversified Realty Corp. (REIT)	1,728	96,543
Dillards, Inc. - Class A (Retail)	864	18,861
DIRECTV Group, Inc. * (Media)	6,480	157,334
Discover Financial Services * (Diversified Financial Services)	2,160	44,928
Dominion Resources, Inc. (Electric)	4,752	400,594
Dover Corp. (Miscellaneous Manufacturing)	1,728	88,042
Dow Jones & Co., Inc. (Media)	864	51,581
DTE Energy Co. (Electric)	2,160	104,630
Du Pont (Chemicals)	12,096	599,478
Duke Energy Corp. (Electric)	16,416	306,815
Dynegy, Inc. - Class A * (Electric)	4,752	43,908
E * TRADE Financial Corp. * (Diversified Financial Services)	2,592	33,852
Eastman Chemical Co. (Chemicals)	864	57,655
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,888	104,043
Eaton Corp. (Miscellaneous Manufacturing)	1,728	171,141
Edison International (Electric)	2,160	119,772
El Paso Corp. (Pipelines)	9,072	153,952
Electronic Data Systems Corp. (Computers)	6,912	150,958
Eli Lilly & Co. (Pharmaceuticals)	6,480	368,906
Embarq Corp. (Telecommunications)	1,728	96,077
EMC Corp. * (Computers)	18,144	377,395
Emerson Electric Co. (Electrical Components & Equipment)	6,912	367,857
Ensco International, Inc. (Oil & Gas)	864	48,470
Entergy Corp. (Electric)	2,592	280,688
Equifax, Inc. (Commercial Services)	864	32,936
Equity Residential Properties Trust (REIT)	3,888	164,696
Exelon Corp. (Electric)	4,320	325,555
Family Dollar Stores, Inc. (Retail)	864	22,948
Fannie Mae (Diversified Financial Services)	12,528	761,828
FedEx Corp. (Transportation)	1,296	135,756
Fifth Third Bancorp (Banks)	7,344	248,815
First Horizon National Corp. (Banks)	1,728	46,068
FirstEnergy Corp. (Electric)	4,320	273,629
Fluor Corp. (Engineering & Construction)	864	124,399
Ford Motor Co. * (Auto Manufacturers)	24,624	209,058
Fortune Brands, Inc. (Household Products/Wares)	864	70,407
FPL Group, Inc. (Electric)	5,184	315,602
Franklin Resources, Inc. (Diversified Financial Services)	864	110,160
Freddie Mac (Diversified Financial Services)	3,456	203,939
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	4,320	453,125
Gannett Co., Inc. (Media)	3,024	132,149
General Electric Co. (Miscellaneous Manufacturing)	80,352	3,326,573
General Growth Properties, Inc. (REIT)	1,728	92,655
General Mills, Inc. (Food)	2,592	150,362
General Motors Corp. (Auto Manufacturers)	7,344	269,525
Genuine Parts Co. (Distribution/Wholesale)	2,160	108,000
Genworth Financial, Inc. - Class A (Diversified Financial Services)	5,616	172,580
Goodrich Corp. (Aerospace/Defense)	1,728	117,901
Halliburton Co. (Oil & Gas Services)	5,616	215,654
Harrah’s Entertainment, Inc. (Lodging)	864	75,108
Hartford Financial Services Group, Inc. (Insurance)	4,320	399,816
Hasbro, Inc. (Toys/Games/Hobbies)	2,160	60,221
Heinz (H.J.) Co. (Food)	4,320	199,584
Hercules, Inc. (Chemicals)	864	18,161
Hess Corp. (Oil & Gas)	3,456	229,928
Hewlett-Packard Co. (Computers)	35,424	1,763,761
Hilton Hotels Corp. (Lodging)	2,160	100,418
Honeywell International, Inc. (Miscellaneous Manufacturing)	10,800	642,276
Host Marriott Corp. (REIT)	6,912	155,105
Hudson City Bancorp, Inc. (Savings & Loans)	2,592	39,865
Huntington Bancshares, Inc. (Banks)	3,024	51,348
IAC/InterActiveCorp * (Internet)	3,024	89,722
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,592	154,587
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	3,888	211,779
Integrys Energy Group, Inc. (Electric)	864	44,263
Intel Corp. (Semiconductors)	41,040	1,061,294
IntercontinentalExchange, Inc. * (Diversified Financial Services)	432	65,621
International Paper Co. (Forest Products & Paper)	6,048	216,942
Interpublic Group of Cos., Inc. * (Advertising)	4,320	44,842
J.C. Penney Co., Inc. (Retail)	3,024	191,631
J.P. Morgan Chase & Co. (Diversified Financial Services)	44,928	2,058,601
Janus Capital Group, Inc. (Diversified Financial Services)	1,728	48,868
JDS Uniphase Corp. * (Telecommunications)	2,160	32,314
Johnson Controls, Inc. (Auto Parts & Equipment)	2,592	306,141
Jones Apparel Group, Inc. (Apparel)	1,296	27,384
Juniper Networks, Inc. * (Telecommunications)	4,320	158,155
KB Home (Home Builders)	432	10,826
KeyCorp (Banks)	5,184	167,599
Kimberly-Clark Corp. (Household Products/Wares)	2,592	182,114
Kimco Realty Corp. (REIT)	2,160	97,654
King Pharmaceuticals, Inc. * (Pharmaceuticals)	864	10,126
Kraft Foods, Inc. (Food)	21,600	745,416
Kroger Co. (Food)	9,504	271,054

See accompanying notes to the Schedules of Portfolio Investments.

Legg Mason, Inc. (Diversified Financial Services)	432	36,413
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,160	41,386
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	4,320	266,674
Lennar Corp. - Class A (Home Builders)	864	19,570
Limited, Inc. (Retail)	4,320	98,885
Lincoln National Corp. (Insurance)	3,888	256,491
Linear Technology Corp. (Semiconductors)	1,728	60,463
Lockheed Martin Corp. (Aerospace/Defense)	2,592	281,206
Loews Corp. (Insurance)	6,048	292,421
LSI Logic Corp. * (Semiconductors)	3,456	25,644
M&T Bank Corp. (Banks)	432	44,690
Macy’s, Inc. (Retail)	6,912	223,396
Manor Care, Inc. (Healthcare - Services)	432	27,821
Marathon Oil Corp. (Oil & Gas)	9,504	541,918
Marriott International, Inc. - Class A (Lodging)	1,728	75,116
Marsh & McLennan Cos., Inc. (Insurance)	7,344	187,272
Marshall & Ilsley Corp. (Banks)	3,456	151,269
Masco Corp. (Building Materials)	5,184	120,113
Mattel, Inc. (Toys/Games/Hobbies)	2,592	60,808
MBIA, Inc. (Insurance)	864	52,747
McDonald’s Corp. (Retail)	7,344	400,028
McKesson Corp. (Commercial Services)	3,888	228,575
MeadWestvaco Corp. (Forest Products & Paper)	2,160	63,785
Medco Health Solutions, Inc. * (Pharmaceuticals)	3,888	351,436
MEMC Electronic Materials, Inc. * (Semiconductors)	1,296	76,283
Merck & Co., Inc. (Pharmaceuticals)	28,080	1,451,455
Meredith Corp. (Media)	432	24,754
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,664	831,410
MetLife, Inc. (Insurance)	5,616	391,604
MGIC Investment Corp. (Insurance)	432	13,958
Microchip Technology, Inc. (Semiconductors)	1,296	47,071
Micron Technology, Inc. * (Semiconductors)	9,936	110,290
Microsoft Corp. (Software)	49,680	1,463,573
Molex, Inc. (Electrical Components & Equipment)	1,296	34,901
Molson Coors Brewing Co. - Class B (Beverages)	432	43,057
Monsanto Co. (Agriculture)	3,888	333,357
Monster Worldwide, Inc. * (Internet)	864	29,428
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	13,824	870,912
Motorola, Inc. (Telecommunications)	31,536	584,362
National City Corp. (Banks)	8,208	205,939
Newell Rubbermaid, Inc. (Housewares)	3,456	99,602
News Corp. - Class A (Media)	19,872	436,985
Nicor, Inc. (Gas)	432	18,533
NiSource, Inc. (Electric)	3,456	66,148
Nordstrom, Inc. (Retail)	1,296	60,769
Norfolk Southern Corp. (Transportation)	3,456	179,401
Northern Trust Corp. (Banks)	1,296	85,886
Northrop Grumman Corp. (Aerospace/Defense)	4,320	336,960
Novell, Inc. * (Software)	4,320	33,005
Novellus Systems, Inc. * (Semiconductors)	864	23,553
Occidental Petroleum Corp. (Oil & Gas)	3,888	249,143
Office Depot, Inc. * (Retail)	1,728	35,631
OfficeMax, Inc. (Retail)	864	29,609
PACCAR, Inc. (Auto Manufacturers)	3,024	257,796
Pall Corp. (Miscellaneous Manufacturing)	864	33,610
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,728	193,242
Peabody Energy Corp. (Coal)	2,160	103,399
PerkinElmer, Inc. (Electronics)	1,728	50,475
Pfizer, Inc. (Pharmaceuticals)	41,040	1,002,607
PG&E Corp. (Electric)	4,320	206,496
Pinnacle West Capital Corp. (Electric)	1,296	51,205
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,160	96,682
PNC Financial Services Group (Banks)	3,888	264,773
PPG Industries, Inc. (Chemicals)	2,160	163,188
PPL Corp. (Electric)	4,752	220,018
Precision Castparts Corp. (Metal Fabricate/Hardware)	864	127,855
Principal Financial Group, Inc. (Insurance)	2,160	136,274
Progress Energy, Inc. (Electric)	3,456	161,914
Prologis (REIT)	3,024	200,642
Prudential Financial, Inc. (Insurance)	6,048	590,164
Public Service Enterprise Group, Inc. (Electric)	3,456	304,093
Public Storage, Inc. (REIT)	864	67,954
Pulte Homes, Inc. (Home Builders)	1,296	17,639
Qwest Communications International, Inc. * (Telecommunications)	20,736	189,942
R.R. Donnelley & Sons Co. (Commercial Services)	3,024	110,557
Raytheon Co. (Aerospace/Defense)	5,616	358,413
Regions Financial Corp. (Banks)	9,504	280,178
Reynolds American, Inc. (Agriculture)	2,160	137,354
Robert Half International, Inc. (Commercial Services)	1,296	38,699
Rockwell International Corp. (Machinery-Diversified)	1,296	90,085
Rohm & Haas Co. (Chemicals)	1,728	96,198
Rowan Cos., Inc. (Oil & Gas)	1,296	47,408
Ryder System, Inc. (Transportation)	864	42,336
SAFECO Corp. (Insurance)	1,296	79,341
Safeway, Inc. (Food)	5,616	185,946
Sara Lee Corp. (Food)	9,504	158,622
Schering-Plough Corp. (Pharmaceuticals)	11,232	355,268
Schlumberger, Ltd. ADR (Oil & Gas Services)	8,208	861,840

See accompanying notes to the Schedules of Portfolio Investments.

Schwab (Diversified Financial Services)	7,776	167,962
Sealed Air Corp. (Packaging & Containers)	864	22,084
Sears Holdings Corp. * (Retail)	1,296	164,851
Sempra Energy (Gas)	3,456	200,863
Sherwin-Williams Co. (Chemicals)	432	28,387
Simon Property Group, Inc. (REIT)	3,024	302,400
Snap-on, Inc. (Hand/Machine Tools)	864	42,803
Solectron Corp. * (Electronics)	12,096	47,174
Southern Co. (Electric)	9,504	344,805
Southwest Airlines Co. (Airlines)	6,480	95,904
Sovereign Bancorp, Inc. (Savings & Loans)	3,024	51,529
Spectra Energy Corp. (Pipelines)	6,480	158,630
Sprint Corp. (Telecommunications)	37,584	714,096
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,728	104,976
State Street Corp. (Banks)	2,160	147,226
Sun Microsystems, Inc. * (Computers)	35,424	198,729
Sunoco, Inc. (Oil & Gas)	864	61,154
SunTrust Banks, Inc. (Banks)	4,752	359,584
SuperValu, Inc. (Food)	2,592	101,114
Synovus Financial Corp. (Banks)	2,160	60,588
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,728	96,232
Target Corp. (Retail)	3,456	219,698
TECO Energy, Inc. (Electric)	2,592	42,587
Tektronix, Inc. (Electronics)	864	23,967
Tellabs, Inc. * (Telecommunications)	5,616	53,464
Temple-Inland, Inc. (Forest Products & Paper)	1,296	68,208
Tenet Healthcare Corp. * (Healthcare - Services)	6,048	20,321
Teradata Corp. * (a) (Computers)	33	861
Teradyne, Inc. * (Semiconductors)	2,592	35,770
Terex Corp. * (Machinery - Construction & Mining)	864	76,913
Tesoro Petroleum Corp. (Oil & Gas)	864	39,761
Texas Instruments, Inc. (Semiconductors)	11,664	426,786
Textron, Inc. (Miscellaneous Manufacturing)	3,456	214,998
The Dow Chemical Co. (Chemicals)	12,528	539,456
The E.W. Scripps Co. - Class A (Media)	432	18,144
The Gap, Inc. (Retail)	3,456	63,729
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,456	749,053
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,160	65,686
The New York Times Co. - Class A (Media)	1,728	34,145
The Stanley Works (Hand/Machine Tools)	864	48,496
The Travelers Companies, Inc. (Insurance)	9,072	456,684
The Williams Cos., Inc. (Pipelines)	5,184	176,567
Thermo Electron Corp. * (Electronics)	3,024	174,545
Time Warner, Inc. (Media)	51,840	951,782
Torchmark Corp. (Insurance)	432	26,922
Transocean Sedco Forex, Inc. ADR * (Oil & Gas)	2,160	244,188
Tribune Co. (Media)	2,592	70,813
TXU Corp. (Electric)	6,048	414,107
Tyco Electronics, Ltd. (Electronics)	4,752	168,363
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	6,480	287,323
Tyson Foods, Inc. - Class A (Food)	3,456	61,690
U.S. Bancorp (Banks)	22,896	744,807
Union Pacific Corp. (Transportation)	3,456	390,735
Unisys Corp. * (Computers)	4,320	28,598
United Parcel Service, Inc. - Class B (Transportation)	4,752	356,875
United States Steel Corp. (Iron/Steel)	1,728	183,064
UnumProvident Corp. (Insurance)	4,320	105,710
UST, Inc. (Agriculture)	864	42,854
V. F. Corp. (Apparel)	864	69,768
Valero Energy Corp. (Oil & Gas)	3,024	203,152
VeriSign, Inc. * (Internet)	1,728	58,303
Verizon Communications, Inc. (Telecommunications)	38,016	1,683,348
Viacom, Inc. - Class B * (Media)	5,616	218,855
Vornado Realty Trust (REIT)	864	94,478
Vulcan Materials Co. (Building Materials)	864	77,026
W.W. Grainger, Inc. (Distribution/Wholesale)	432	39,394
Wachovia Corp. (Banks)	24,624	1,234,894
Walt Disney Co. (Media)	15,552	534,833
Washington Mutual, Inc. (Savings & Loans)	12,096	427,110
Waste Management, Inc. (Environmental Control)	6,912	260,859
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	432	13,997
Weatherford International, Ltd. ADR * (Oil & Gas Services)	1,728	116,087
WellPoint, Inc. * (Healthcare - Services)	4,752	375,028
Wells Fargo & Co. (Banks)	44,064	1,569,560
Wendy’s International, Inc. (Retail)	432	15,081
Western Union Co. (Commercial Services)	5,184	108,708
Weyerhaeuser Co. (Forest Products & Paper)	3,024	218,635
Whirlpool Corp. (Home Furnishings)	864	76,982
Whole Foods Market, Inc. (Food)	864	42,301
Windstream Corp. (Telecommunications)	6,048	85,398
Wyndham Worldwide Corp. (Lodging)	2,592	84,914
Xcel Energy, Inc. (Electric)	5,184	111,663
Xerox Corp. * (Office/Business Equipment)	12,528	217,235
Xilinx, Inc. (Semiconductors)	2,160	56,462
XL Capital, Ltd. - Class A (Insurance)	2,160	171,072

See accompanying notes to the Schedules of Portfolio Investments.

Zions Bancorp (Banks)	1,296	88,996

TOTAL COMMON STOCKS
(Cost $69,811,427)		90,110,034

TOTAL INVESTMENT SECURITIES
(Cost $69,811,427)—100.0%		90,110,034
Net other assets (liabilities) — NM		(11,815)

NET ASSETS — 100.0%		$90,098,219

*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis. At September 30, 2007, total cost of investments purchased on a when-isssued basis for ProFund VP Large-Cap Value was $859.
+	All or a portion of the security is designated on the ProFund VP Large-Cap Value’s records as collateral for when-issued securities.
ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.4%
Banks	11.0%
Beverages	0.9%
Biotechnology	0.2%
Building Materials	0.2%
Chemicals	2.1%
Coal	0.2%
Commercial Services	0.5%
Computers	3.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	10.9%
Electric	5.7%
Electrical Components & Equipment	0.4%
Electronics	0.8%
Engineering & Construction	0.1%
Environmental Control	0.4%
Food	2.3%
Forest Products & Paper	0.7%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare - Products	0.2%
Healthcare - Services	0.8%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	5.2%
Internet	0.2%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.5%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	0.6%
Media	4.1%
Metal Fabricate/Hardware	0.1%
Mining	1.0%
Miscellaneous Manufacturing	6.4%
Office/Business Equipment	0.2%
Oil & Gas	5.5%
Oil & Gas Services	1.5%
Packaging & Containers	NM
Pharmaceuticals	5.3%
Pipelines	0.6%
REIT	2.0%
Real Estate	NM
Retail	2.4%
Savings & Loans	0.6%
Semiconductors	2.9%
Software	1.8%
Telecommunications	9.0%
Toys/Games/Hobbies	0.2%
Transportation	1.7%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	September 30, 2007
(unaudited)
	Shares	Value

Common Stocks (100.2%)
3M Co. (Miscellaneous Manufacturing)	7,512	$702,973
Abbott Laboratories (Pharmaceuticals)	13,772	738,455
Abercrombie & Fitch Co. - Class A (Retail)	1,252	101,036
Adobe Systems, Inc. * (Software)	9,390	409,967
Affiliated Computer Services, Inc. - Class A * (Computers)	1,878	94,351
AFLAC, Inc. (Insurance)	5,008	285,656
Agilent Technologies, Inc. * (Electronics)	1,878	69,261
Akamai Technologies, Inc. * (Internet)	2,504	71,940
Allegheny Energy, Inc. * (Electric)	626	32,715
Allegheny Technologies, Inc. (Iron/Steel)	626	68,829
Allergan, Inc. (Pharmaceuticals)	5,008	322,866
Altera Corp. (Semiconductors)	3,130	75,370
Altria Group, Inc. (Agriculture)	16,902	1,175,196
Amazon.com, Inc. * (Internet)	5,008	466,495
Ambac Financial Group, Inc. (Insurance)	1,878	118,145
American Capital Strategies, Ltd. (Investment Companies)	1,252	53,498
American Express Co. (Diversified Financial Services)	19,406	1,152,134
American International Group, Inc. (Insurance)	41,942	2,837,376
American Standard Cos. (Building Materials)	2,504	89,192
Ameriprise Financial, Inc. (Diversified Financial Services)	2,504	158,027
Amgen, Inc. * (Biotechnology)	17,528	991,559
Anadarko Petroleum Corp. (Oil & Gas)	7,512	403,770
Analog Devices, Inc. (Semiconductors)	2,504	90,545
Anheuser-Busch Cos., Inc. (Beverages)	12,520	625,875
Apache Corp. (Oil & Gas)	5,008	451,020
Apollo Group, Inc. - Class A * (Commercial Services)	2,504	150,616
Apple Computer, Inc. * (Computers)	6,886	1,057,276
Applera Corp. - Applied Biosystems Group (Electronics)	3,130	108,423
Applied Materials, Inc. (Semiconductors)	7,512	155,498
Archer-Daniels-Midland Co. (Agriculture)	6,260	207,081
Autodesk, Inc. * (Software)	3,756	187,687
Automatic Data Processing, Inc. (Software)	8,764	402,530
AutoZone, Inc. * (Retail)	626	72,704
Avalonbay Communities, Inc. (REIT)	626	73,906
Avaya, Inc. * (Telecommunications)	1,252	21,234
Avery Dennison Corp. (Household Products/Wares)	626	35,695
Avon Products, Inc. (Cosmetics/Personal Care)	6,886	258,432
Baker Hughes, Inc. (Oil & Gas Services)	3,130	282,858
Ball Corp. (Packaging & Containers)	1,878	100,942
Bard (C.R.), Inc. (Healthcare - Products)	1,878	165,621
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,878	106,877
Baxter International, Inc. (Healthcare - Products)	10,642	598,932
Becton, Dickinson & Co. (Healthcare - Products)	3,756	308,180
Bed Bath & Beyond, Inc. * (Retail)	4,382	149,514
Best Buy Co., Inc. (Retail)	6,260	288,085
Big Lots, Inc. * (Retail)	626	18,680
Biogen Idec, Inc. * (Biotechnology)	3,130	207,613
BJ Services Co. (Oil & Gas Services)	5,008	132,962
Black & Decker Corp. (Hand/Machine Tools)	1,252	104,292
BMC Software, Inc. * (Software)	1,252	39,100
Boeing Co. (Aerospace/Defense)	6,886	722,961
Boston Scientific Corp. * (Healthcare - Products)	18,780	261,981
Broadcom Corp. - Class A * (Semiconductors)	3,756	136,869
Brown-Forman Corp. (Beverages)	1,252	93,787
Burlington Northern Santa Fe Corp. (Transportation)	2,504	203,250
C.H. Robinson Worldwide, Inc. (Transportation)	3,130	169,928
CA, Inc. (Software)	1,252	32,201
Campbell Soup Co. (Food)	3,756	138,972
Capital One Financial Corp. (Diversified Financial Services)	6,260	415,852
Cardinal Health, Inc. (Pharmaceuticals)	6,260	391,438
Carnival Corp. - Class A ADR (Leisure Time)	4,382	212,220
Caterpillar, Inc. (Machinery - Construction & Mining)	5,634	441,875
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	1,878	52,284
Celgene Corp. * (Biotechnology)	6,260	446,401
Centex Corp. (Home Builders)	1,252	33,266
Chesapeake Energy Corp. (Oil & Gas)	6,886	242,800
ChevronTexaco Corp. (Oil & Gas)	18,154	1,698,851
Ciena Corp. * (Telecommunications)	626	23,838
CIGNA Corp. (Insurance)	1,878	100,079
Cintas Corp. (Textiles)	1,878	69,674
Cisco Systems, Inc. * (Telecommunications)	97,030	3,212,663
Citrix Systems, Inc. * (Software)	3,130	126,202
Clear Channel Communications, Inc. (Media)	3,756	140,625
Clorox Co. (Household Products/Wares)	2,504	152,719
CME Group, Inc. (Diversified Financial Services)	626	367,681
Coach, Inc. * (Apparel)	5,634	266,319
Coca-Cola Co. (Beverages)	19,406	1,115,263
Cognizant Technology Solutions Corp. * (Computers)	2,504	199,744
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,138	580,402
Comcast Corp. - Special Class A * (Media)	15,650	378,417
Commerce Bancorp, Inc. (Banks)	3,130	121,381
CONSOL Energy, Inc. (Coal)	1,252	58,343

See accompanying notes to the Schedules of Portfolio Investments.

Constellation Brands, Inc. * (Beverages)	1,878	45,466
Constellation Energy Group, Inc. (Electric)	1,878	161,114
Convergys Corp. * (Commercial Services)	1,252	21,735
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	1,252	63,965
Corning, Inc. (Telecommunications)	6,886	169,740
Countrywide Credit Industries, Inc. (Diversified Financial Services)	10,016	190,404
Coventry Health Care, Inc. * (Healthcare - Services)	2,504	155,774
Covidien, Ltd. ADR * (Healthcare - Products)	5,008	207,832
CVS Corp. (Retail)	14,398	570,593
D.R. Horton, Inc. (Home Builders)	4,382	56,133
Danaher Corp. (Miscellaneous Manufacturing)	3,756	310,659
Darden Restaurants, Inc. (Retail)	2,504	104,817
Dean Foods Co. (Food)	1,252	32,026
Deere & Co. (Machinery-Diversified)	1,878	278,733
Dell, Inc. * (Computers)	36,308	1,002,101
Devon Energy Corp. (Oil & Gas)	6,886	572,915
DIRECTV Group, Inc. * (Media)	4,382	106,395
Discover Financial Services * (Diversified Financial Services)	6,260	130,208
Dover Corp. (Miscellaneous Manufacturing)	1,252	63,789
E * TRADE Financial Corp. * (Diversified Financial Services)	3,756	49,053
eBay, Inc. * (Internet)	18,780	732,796
Ecolab, Inc. (Chemicals)	3,130	147,736
Edison International (Electric)	2,504	138,847
Electronic Arts, Inc. * (Software)	5,008	280,398
Eli Lilly & Co. (Pharmaceuticals)	7,512	427,658
EMC Corp. * (Computers)	13,146	273,437
Emerson Electric Co. (Electrical Components & Equipment)	4,382	233,210
Ensco International, Inc. (Oil & Gas)	1,252	70,237
EOG Resources, Inc. (Oil & Gas)	3,756	271,671
Equifax, Inc. (Commercial Services)	1,252	47,726
Exelon Corp. (Electric)	5,008	377,403
Express Scripts, Inc. * (Pharmaceuticals)	3,756	209,660
Exxon Mobil Corp. (Oil & Gas)	93,274	8,633,441
Family Dollar Stores, Inc. (Retail)	1,252	33,253
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,252	49,704
FedEx Corp. (Transportation)	3,130	327,867
Fidelity National Information Services, Inc. (Software)	2,504	111,102
Fiserv, Inc. * (Software)	2,504	127,353
Fluor Corp. (Engineering & Construction)	626	90,131
Forest Laboratories, Inc. * (Pharmaceuticals)	5,008	186,748
Fortune Brands, Inc. (Household Products/Wares)	1,252	102,025
Franklin Resources, Inc. (Diversified Financial Services)	1,252	159,630
Freddie Mac (Diversified Financial Services)	6,886	406,343
General Dynamics Corp. (Aerospace/Defense)	6,260	528,782
General Electric Co. (Miscellaneous Manufacturing)	66,356	2,747,138
General Growth Properties, Inc. (REIT)	1,252	67,132
General Mills, Inc. (Food)	2,504	145,257
Genzyme Corp. * (Biotechnology)	4,382	271,509
Gilead Sciences, Inc. * (Pharmaceuticals)	15,024	614,031
Google, Inc. - Class A * (Internet)	3,130	1,775,555
H & R Block, Inc. (Commercial Services)	5,008	106,069
Halliburton Co. (Oil & Gas Services)	8,764	336,538
Harley-Davidson, Inc. (Leisure Time)	4,382	202,492
Harman International Industries, Inc. (Home Furnishings)	1,252	108,323
Harrah’s Entertainment, Inc. (Lodging)	1,878	163,255
Hercules, Inc. (Chemicals)	626	13,159
Hilton Hotels Corp. (Lodging)	3,756	174,616
Home Depot, Inc. (Retail)	28,796	934,142
Hospira, Inc. * (Pharmaceuticals)	2,504	103,791
Hudson City Bancorp, Inc. (Savings & Loans)	5,008	77,023
Humana, Inc. * (Healthcare - Services)	2,504	174,979
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,130	186,673
IMS Health, Inc. (Software)	3,130	95,903
Intel Corp. (Semiconductors)	41,316	1,068,432
IntercontinentalExchange, Inc. * (Diversified Financial Services)	626	95,089
International Business Machines Corp. (Computers)	21,910	2,580,998
International Flavors & Fragrances, Inc. (Chemicals)	1,252	66,181
International Game Technology (Entertainment)	5,634	242,825
Interpublic Group of Cos., Inc. * (Advertising)	1,878	19,494
Intuit, Inc. * (Software)	5,634	170,710
ITT Industries, Inc. (Miscellaneous Manufacturing)	3,130	212,621
Jabil Circuit, Inc. (Electronics)	3,130	71,489
Janus Capital Group, Inc. (Diversified Financial Services)	1,252	35,407
JDS Uniphase Corp. * (Telecommunications)	626	9,365
Johnson & Johnson (Healthcare - Products)	46,324	3,043,487
Juniper Networks, Inc. * (Telecommunications)	3,756	137,507
KB Home (Home Builders)	626	15,688
Kellogg Co. (Food)	3,756	210,336
Kimberly-Clark Corp. (Household Products/Wares)	4,382	307,879
Kimco Realty Corp. (REIT)	1,252	56,603
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,504	29,347
KLA-Tencor Corp. (Semiconductors)	3,130	174,591
Kohls Corp. * (Retail)	5,008	287,109
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,878	191,819

See accompanying notes to the Schedules of Portfolio Investments.

Laboratory Corp. of America Holdings * (Healthcare - Services)	1,878	146,916
Legg Mason, Inc. (Diversified Financial Services)	1,252	105,531
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	3,130	193,215
Lennar Corp. - Class A (Home Builders)	1,252	28,358
Leucadia National Corp. (Holding Companies - Diversified)	2,504	120,743
Lexmark International, Inc. - Class A * (Computers)	1,878	77,993
Linear Technology Corp. (Semiconductors)	3,130	109,519
Liz Claiborne, Inc. (Apparel)	1,878	64,472
Lockheed Martin Corp. (Aerospace/Defense)	2,504	271,659
Lowe’s Cos., Inc. (Retail)	24,414	684,080
LSI Logic Corp. * (Semiconductors)	2,504	18,580
M&T Bank Corp. (Banks)	626	64,760
Manor Care, Inc. (Healthcare - Services)	626	40,314
Marriott International, Inc. - Class A (Lodging)	3,130	136,061
Mattel, Inc. (Toys/Games/Hobbies)	2,504	58,744
MBIA, Inc. (Insurance)	1,252	76,435
McCormick & Co., Inc. (Food)	1,878	67,552
McDonald’s Corp. (Retail)	10,642	579,670
McGraw-Hill Cos., Inc. (Media)	5,634	286,827
Medtronic, Inc. (Healthcare - Products)	18,154	1,024,067
MEMC Electronic Materials, Inc. * (Semiconductors)	1,878	110,539
Meredith Corp. (Media)	626	35,870
MetLife, Inc. (Insurance)	5,008	349,208
MGIC Investment Corp. (Insurance)	626	20,226
Microchip Technology, Inc. (Semiconductors)	1,878	68,209
Microsoft Corp. (Software)	77,624	2,286,803
Millipore Corp. * (Biotechnology)	626	47,451
Molex, Inc. (Electrical Components & Equipment)	626	16,858
Monsanto Co. (Agriculture)	3,756	322,039
Monster Worldwide, Inc. * (Internet)	626	21,322
Moody’s Corp. (Commercial Services)	3,756	189,302
Murphy Oil Corp. (Oil & Gas)	3,130	218,756
Mylan Laboratories, Inc. (Pharmaceuticals)	3,130	49,955
Nabors Industries, Ltd. ADR * (Oil & Gas)	5,008	154,096
National Semiconductor Corp. (Semiconductors)	4,382	118,840
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,504	361,828
Network Appliance, Inc. * (Computers)	6,260	168,457
Newmont Mining Corp. (Mining)	7,512	336,012
News Corp. - Class A (Media)	12,520	275,315
NIKE, Inc. - Class B (Apparel)	6,260	367,212
Noble Corp. ADR (Oil & Gas)	3,756	184,232
Nordstrom, Inc. (Retail)	2,504	117,413
Norfolk Southern Corp. (Transportation)	2,504	129,983
Northern Trust Corp. (Banks)	1,252	82,970
Novellus Systems, Inc. * (Semiconductors)	626	17,065
Nucor Corp. (Iron/Steel)	5,008	297,826
NVIDIA Corp. * (Semiconductors)	8,138	294,921
Occidental Petroleum Corp. (Oil & Gas)	8,764	561,597
Office Depot, Inc. * (Retail)	2,504	51,632
Omnicom Group, Inc. (Advertising)	5,008	240,835
Oracle Corp. * (Software)	63,852	1,382,396
Pactiv Corp. * (Packaging & Containers)	1,878	53,823
Pall Corp. (Miscellaneous Manufacturing)	1,252	48,703
Patterson Cos., Inc. * (Healthcare - Products)	2,504	96,679
Paychex, Inc. (Commercial Services)	5,634	230,994
Peabody Energy Corp. (Coal)	1,252	59,933
PepsiCo, Inc. (Beverages)	26,292	1,926,152
Pfizer, Inc. (Pharmaceuticals)	64,478	1,575,198
Pitney Bowes, Inc. (Office/Business Equipment)	3,756	170,597
Polo Ralph Lauren Corp. (Apparel)	1,252	97,343
Praxair, Inc. (Chemicals)	5,008	419,470
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,252	185,271
Principal Financial Group, Inc. (Insurance)	1,878	118,483
Procter & Gamble Co. (Cosmetics/Personal Care)	50,706	3,566,660
Progressive Corp. (Insurance)	12,520	243,013
Public Storage, Inc. (REIT)	626	49,235
Pulte Homes, Inc. (Home Builders)	1,878	25,560
QLogic Corp. * (Semiconductors)	2,504	33,679
Qualcomm, Inc. (Telecommunications)	26,292	1,111,100
Quest Diagnostics, Inc. (Healthcare - Services)	2,504	144,656
Questar Corp. (Pipelines)	2,504	131,535
RadioShack Corp. (Retail)	1,878	38,799
Robert Half International, Inc. (Commercial Services)	1,252	37,385
Rockwell Collins, Inc. (Aerospace/Defense)	2,504	182,892
Rockwell International Corp. (Machinery-Diversified)	1,252	87,026
SanDisk Corp. * (Computers)	3,756	206,956
Schering-Plough Corp. (Pharmaceuticals)	10,016	316,806
Schlumberger, Ltd. ADR (Oil & Gas Services)	8,764	920,220
Schwab (Diversified Financial Services)	6,886	148,738
Sealed Air Corp. (Packaging & Containers)	1,252	32,001
Sherwin-Williams Co. (Chemicals)	1,252	82,269
Sigma-Aldrich Corp. (Chemicals)	2,504	122,045
SLM Corp. (Diversified Financial Services)	6,260	310,934
Smith International, Inc. (Oil & Gas Services)	3,130	223,482
Southwest Airlines Co. (Airlines)	4,382	64,854
Sovereign Bancorp, Inc. (Savings & Loans)	1,878	32,001

See accompanying notes to the Schedules of Portfolio Investments.

Spectra Energy Corp. (Pipelines)	1,878	45,973
St. Jude Medical, Inc. * (Healthcare - Products)	5,634	248,290
Staples, Inc. (Retail)	11,894	255,602
Starbucks Corp. * (Retail)	11,894	311,623
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,252	76,059
State Street Corp. (Banks)	3,130	213,341
Stryker Corp. (Healthcare - Products)	5,008	344,350
Sun Microsystems, Inc. * (Computers)	13,146	73,749
Sunoco, Inc. (Oil & Gas)	1,252	88,617
Symantec Corp. * (Internet)	15,024	291,165
Synovus Financial Corp. (Banks)	2,504	70,237
Sysco Corp. (Food)	10,016	356,469
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,504	139,448
Target Corp. (Retail)	9,390	596,922
Tektronix, Inc. (Electronics)	626	17,365
Terex Corp. * (Machinery - Construction & Mining)	626	55,726
Tesoro Petroleum Corp. (Oil & Gas)	1,252	57,617
Texas Instruments, Inc. (Semiconductors)	9,390	343,580
The AES Corp. * (Electric)	10,642	213,266
The E.W. Scripps Co. - Class A (Media)	626	26,292
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,878	79,740
The Gap, Inc. (Retail)	4,382	80,804
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,504	542,717
The Hershey Co. (Food)	2,504	116,211
The Pepsi Bottling Group, Inc. (Beverages)	2,504	93,074
The Williams Cos., Inc. (Pipelines)	3,130	106,608
Thermo Electron Corp. * (Electronics)	3,130	180,664
Tiffany & Co. (Retail)	1,878	98,313
TJX Cos., Inc. (Retail)	7,512	218,374
Torchmark Corp. (Insurance)	1,252	78,025
Transocean Sedco Forex, Inc. ADR * (Oil & Gas)	1,878	212,308
Tyco Electronics, Ltd. (Electronics)	1,878	66,538
United Parcel Service, Inc. - Class B (Transportation)	11,268	846,227
United Technologies Corp. (Aerospace/Defense)	16,276	1,309,892
UnitedHealth Group, Inc. (Healthcare - Services)	21,284	1,030,784
UST, Inc. (Agriculture)	1,878	93,149
V. F. Corp. (Apparel)	626	50,549
Valero Energy Corp. (Oil & Gas)	5,634	378,492
Varian Medical Systems, Inc. * (Healthcare - Products)	1,878	78,669
VeriSign, Inc. * (Internet)	1,878	63,364
Viacom, Inc. - Class B * (Media)	4,382	170,767
Vornado Realty Trust (REIT)	626	68,453
Vulcan Materials Co. (Building Materials)	626	55,808
W.W. Grainger, Inc. (Distribution/Wholesale)	626	57,085
Wal-Mart Stores, Inc. (Retail)	39,438	1,721,469
Walgreen Co. (Retail)	16,276	768,878
Walt Disney Co. (Media)	13,772	473,619
Waters Corp. * (Electronics)	1,878	125,676
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	626	20,282
Weatherford International, Ltd. ADR * (Oil & Gas Services)	3,130	210,273
WellPoint, Inc. * (Healthcare - Services)	3,756	296,423
Wendy’s International, Inc. (Retail)	626	21,854
Western Union Co. (Commercial Services)	5,634	118,145
Whole Foods Market, Inc. (Food)	1,252	61,298
Wrigley (Wm.) Jr. Co. (Food)	3,756	241,248
Wyeth (Pharmaceuticals)	21,284	948,202
Xilinx, Inc. (Semiconductors)	2,504	65,455
XTO Energy, Inc. (Oil & Gas)	5,634	348,407
Yahoo!, Inc. * (Internet)	19,406	520,857
YUM! Brands, Inc. (Retail)	8,764	296,486
Zimmer Holdings, Inc. * (Healthcare - Products)	3,756	304,198

TOTAL COMMON STOCKS (Cost $93,395,858)		107,588,679

	Principal
	Amount

Repurchase Agreements (0.2%)
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $219,085 (Collateralized by $222,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $223,785)	$219,000	219,000

TOTAL REPURCHASE AGREEMENTS (Cost $219,000)		219,000

TOTAL INVESTMENT SECURITIES (Cost $93,614,858)—100.4%		107,807,679
Net other assets (liabilities) — (0.4)%		(459,143)

NET ASSETS — 100.0%		$107,348,536

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.2%
Aerospace/Defense	3.1%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.7%
Banks	0.6%
Beverages	3.6%
Biotechnology	1.7%
Building Materials	0.2%
Chemicals	0.8%
Coal	0.2%
Commercial Services	0.7%

See accompanying notes to the Schedules of Portfolio Investments.

Computers	5.5%
Cosmetics/Personal Care	4.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.1%
Electric	0.7%
Electrical Components & Equipment	0.2%
Electronics	0.7%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	1.2%
Hand/Machine Tools	0.1%
Healthcare - Products	6.3%
Healthcare - Services	1.8%
Holding Companies - Diversified	0.1%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	3.9%
Internet	3.8%
Investment Companies	NM
Iron/Steel	0.4%
Leisure Time	0.4%
Lodging	0.5%
Machinery - Construction & Mining	0.5%
Machinery-Diversified	0.4%
Media	1.7%
Metal Fabricate/Hardware	0.2%
Mining	0.3%
Miscellaneous Manufacturing	4.2%
Office/Business Equipment	0.2%
Oil & Gas	13.5%
Oil & Gas Services	2.3%
Packaging & Containers	0.2%
Pharmaceuticals	5.7%
Pipelines	0.2%
REIT	0.4%
Real Estate	NM
Retail	7.7%
Savings & Loans	0.1%
Semiconductors	2.7%
Software	5.3%
Telecommunications	4.3%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	September 30, 2007
(unaudited)
	Shares	Value

Common Stocks (100.3%)
3Com Corp. *,+ (Telecommunications)	41,790	$206,443
ACI Worldwide, Inc. * (Software)	1,592	35,581
Acxiom Corp. (Software)	7,164	141,776
ADC Telecommunications, Inc. * (Telecommunications)	12,736	249,753
ADTRAN, Inc. (Telecommunications)	3,980	91,659
Advanced Medical Optics, Inc. * (Healthcare - Products)	6,368	194,797
Advent Software, Inc. * (Software)	1,194	56,082
AGCO Corp. * (Machinery-Diversified)	9,552	484,955
AGL Resources, Inc. (Gas)	8,358	331,144
Airgas, Inc. (Chemicals)	3,184	164,390
Alaska Air Group, Inc. * (Airlines)	4,378	101,088
Albemarle Corp. (Chemicals)	3,184	140,733
Alberto-Culver Co. (Cosmetics/Personal Care)	3,980	98,664
Alexander & Baldwin, Inc. (Transportation)	4,378	219,469
Alliant Energy Corp. (Electric)	12,338	472,792
AMB Property Corp. (REIT)	10,348	618,914
American Financial Group, Inc. (Insurance)	7,164	204,102
American Greetings Corp. - Class A (Household Products/Wares)	6,368	168,115
AmeriCredit Corp. * (Diversified Financial Services)	12,338	216,902
Andrew Corp. * (Telecommunications)	16,716	231,517
AnnTaylor Stores Corp. * (Retail)	3,184	100,837
Aqua America, Inc. (Water)	6,766	153,453
Aquila, Inc. * (Electric)	39,402	158,002
Arch Coal, Inc. (Coal)	9,950	335,713
Arrow Electronics, Inc. * (Electronics)	12,736	541,535
Arthur J. Gallagher & Co. (Insurance)	4,776	138,361
ArvinMeritor, Inc. (Auto Parts & Equipment)	7,562	127,193
Associated Banc-Corp (Banks)	13,930	412,746
Astoria Financial Corp. (Savings & Loans)	9,154	242,856
Atmel Corp. * (Semiconductors)	33,034	170,455
Avis Budget Group, Inc. * (Commercial Services)	10,746	245,976
Avnet, Inc. * (Electronics)	13,532	539,386
Avocent Corp. * (Internet)	3,184	92,718
Bank of Hawaii Corp. (Banks)	5,174	273,446
Barnes & Noble, Inc. (Retail)	3,184	112,268
Beckman Coulter, Inc. (Healthcare - Products)	1,990	146,782
Belo Corp. - Class A (Media)	9,154	158,913
Bill Barrett Corp. * (Oil & Gas)	1,592	62,741
BJ’s Wholesale Club, Inc. * (Retail)	6,766	224,361
Black Hills Corp. (Electric)	3,582	146,934
Blyth, Inc. (Household Products/Wares)	1,194	24,417
Bob Evans Farms, Inc. (Retail)	3,980	120,116
Borders Group, Inc. (Retail)	6,368	84,885
BorgWarner, Inc. (Auto Parts & Equipment)	5,970	546,434
Bowater, Inc. (Forest Products & Paper)	5,970	89,072
Boyd Gaming Corp. (Lodging)	2,388	102,326
Broadridge Financial Solutions, Inc. (Software)	6,368	120,674
Cabot Corp. (Chemicals)	6,766	240,396
Cadence Design Systems, Inc. * (Computers)	19,502	432,749
Callaway Golf Co. (Leisure Time)	6,368	101,952
Cameron International Corp. * (Oil & Gas Services)	5,572	514,240
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,980	193,428
Carmax, Inc. * (Retail)	9,552	194,192
Carpenter Technology Corp. (Iron/Steel)	1,990	258,720
Cathay Bancorp, Inc. (Banks)	2,388	76,918
CBRL Group, Inc. (Retail)	1,194	48,715
Ceridian Corp. * (Computers)	8,358	290,357
Charles River Laboratories International, Inc. * (Biotechnology)	2,786	156,434
Charming Shoppes, Inc. * (Retail)	7,164	60,178
CheckFree Corp. * (Internet)	5,174	240,798
Chemtura Corp. (Chemicals)	25,472	226,446
Cimarex Energy Co. (Oil & Gas)	3,184	118,604
Cincinnati Bell, Inc. * (Telecommunications)	14,726	72,746
City National Corp. (Banks)	2,388	165,990
Coldwater Creek, Inc. * (Retail)	2,388	25,934
Collective Brands, Inc. * (Retail)	3,980	87,799
Commscope, Inc. * (Telecommunications)	4,378	219,951
Con-way, Inc. (Transportation)	4,776	219,696
Cousins Properties, Inc. (REIT)	4,378	128,538
Crane Co. (Miscellaneous Manufacturing)	3,582	171,829
Cullen/Frost Bankers, Inc. (Banks)	3,980	199,478
Cypress Semiconductor Corp. * (Semiconductors)	11,144	325,516
Cytec Industries, Inc. (Chemicals)	4,378	299,411
Deluxe Corp. (Commercial Services)	5,572	205,273
Diebold, Inc. (Computers)	3,582	162,694
Digital River, Inc. * (Internet)	1,592	71,242
DPL, Inc. (Electric)	11,940	313,544
DRS Technologies, Inc. (Aerospace/Defense)	2,786	153,564
Duke-Weeks Realty Corp. (REIT)	15,920	538,255
Dycom Industries, Inc. * (Engineering & Construction)	4,378	134,098
Encore Acquisition Co. * (Oil & Gas)	1,592	50,387
Energy East Corp. (Electric)	15,522	419,870
Equity One, Inc. (REIT)	3,582	97,430
Exterran Holdings, Inc. * (Oil & Gas Services)	3,980	319,753
F5 Networks, Inc. * (Internet)	3,980	148,016
Fairchild Semiconductor International, Inc. * (Semiconductors)	12,736	237,909
Federal Signal Corp. (Miscellaneous Manufacturing)	5,174	79,473
Ferro Corp. (Chemicals)	4,378	87,472
Fidelity National Title Group, Inc. - Class A (Insurance)	23,084	403,508
First American Financial Corp. (Insurance)	10,348	378,944
First Community Bancorp (Banks)	1,592	87,098

See accompanying notes to the Schedules of Portfolio Investments.

First Niagara Financial Group, Inc. (Savings & Loans)	11,542	163,319
FirstMerit Corp. (Banks)	8,358	165,154
Florida Rock Industries, Inc. (Building Materials)	1,990	124,355
Flowserve Corp. (Machinery-Diversified)	2,786	212,238
FMC Corp. (Chemicals)	7,960	414,079
Foot Locker, Inc. (Retail)	16,318	250,155
Forest Oil Corp. * (Oil & Gas)	7,960	342,598
Furniture Brands International, Inc. (Home Furnishings)	5,174	52,464
Gartner Group, Inc. * (Commercial Services)	2,388	58,411
GATX Corp. (Trucking & Leasing)	5,572	238,203
Gentex Corp. (Electronics)	4,378	93,864
Getty Images, Inc. * (Advertising)	2,388	66,482
Granite Construction, Inc. (Engineering & Construction)	1,592	84,408
Grant Prideco, Inc. * (Oil & Gas Services)	5,572	303,785
Great Plains Energy, Inc. (Electric)	8,358	240,794
Hanesbrands, Inc. * (Apparel)	6,368	178,686
Hanover Insurance Group, Inc. (Insurance)	5,572	246,227
Harris Corp. (Telecommunications)	4,776	276,005
Harsco Corp. (Miscellaneous Manufacturing)	8,756	518,968
Hawaiian Electric Industries, Inc. (Electric)	8,756	190,093
Health Net, Inc. * (Healthcare - Services)	3,980	215,119
Helmerich & Payne, Inc. (Oil & Gas)	7,164	235,194
Herman Miller, Inc. (Office Furnishings)	3,582	97,216
Highwoods Properties, Inc. (REIT)	5,970	218,920
Hillenbrand Industries, Inc. (Healthcare - Products)	4,378	240,878
HNI Corp. (Office Furnishings)	2,786	100,296
Horace Mann Educators Corp. (Insurance)	4,378	86,290
Hormel Foods Corp. (Food)	3,582	128,164
Hospitality Properties Trust (REIT)	9,154	372,110
Hubbell, Inc. - Class B (Electrical Components & Equipment)	6,368	363,740
IDACORP, Inc. (Electric)	4,378	143,336
IDEX Corp. (Machinery-Diversified)	4,776	173,799
Imation Corp. (Computers)	2,388	58,578
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,184	75,174
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	14,726	288,777
Integrated Device Technology, Inc. * (Semiconductors)	16,318	252,603
International Rectifier Corp. * (Semiconductors)	3,980	131,300
Intersil Corp. - Class A (Semiconductors)	14,726	492,290
Intuitive Surgical, Inc. * (Healthcare - Products)	1,990	457,700
J.B. Hunt Transport Services, Inc. (Transportation)	5,174	136,076
Jefferies Group, Inc. (Diversified Financial zServices)	4,776	132,916
JetBlue Airways Corp. * (Airlines)	10,348	95,409
JM Smucker Co. (Food)	5,970	318,917
Jones Lang LaSalle, Inc. (Real Estate)	1,592	163,594
Joy Global, Inc. (Machinery - Construction & Mining)	7,164	364,361
KBR, Inc. * (Engineering & Construction)	13,930	540,066
Kelly Services, Inc. - Class A (Commercial Services)	2,388	47,306
KEMET Corp. * (Electronics)	9,154	67,282
Kennametal, Inc. (Hand/Machine Tools)	3,980	334,240
Kindred Healthcare, Inc. * (Healthcare - Services)	1,592	28,513
Korn/Ferry International * (Commercial Services)	3,184	52,568
Kyphon, Inc. * (Healthcare - Products)	1,990	139,300
Lam Research Corp. * (Semiconductors)	7,164	381,555
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,388	91,150
Lattice Semiconductor Corp. * (Semiconductors)	9,552	42,888
Lear Corp. * (Auto Parts & Equipment)	7,164	229,964
Lee Enterprises, Inc. (Media)	4,776	74,362
Liberty Property Trust (REIT)	9,552	384,086
Life Time Fitness, Inc. * (Leisure Time)	1,194	73,240
LifePoint Hospitals, Inc. * (Healthcare - Services)	1,990	59,720
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,388	185,333
Louisiana-Pacific Corp. (Forest Products & Paper)	11,144	189,114
Lubrizol Corp. (Chemicals)	7,164	466,090
Lyondell Chemical Co. (Chemicals)	22,288	1,033,049
M.D.C. Holdings, Inc. (Home Builders)	1,592	65,177
Mack-Cali Realty Corp. (REIT)	6,766	278,083
Manpower, Inc. (Commercial Services)	9,154	589,060
Martin Marietta Materials (Building Materials)	2,388	318,917
MDU Resources Group, Inc. (Electric)	11,940	332,410
Media General, Inc. - Class A (Media)	2,388	65,694
Mentor Graphics Corp. * (Computers)	4,776	72,118
Mercury General Corp. (Insurance)	3,582	193,177
Micrel, Inc. (Semiconductors)	3,582	38,686
Millennium Pharmaceuticals, Inc. * (Biotechnology)	21,094	214,104
Minerals Technologies, Inc. (Chemicals)	1,194	79,998
Modine Manufacturing Co. (Auto Parts & Equipment)	3,582	95,353
Mohawk Industries, Inc. * (Textiles)	1,990	161,787
Moneygram International, Inc. (Software)	4,776	107,890
MPS Group, Inc. * (Commercial Services)	10,746	119,818
MSC Industrial Direct Co. - Class A (Retail)	2,786	140,944

See accompanying notes to the Schedules of Portfolio Investments.

National Fuel Gas Co. (Pipelines)	8,756	409,868
National Instruments Corp. (Computers)	2,786	95,643
Nationwide Health Properties, Inc. (REIT)	9,154	275,810
Navigant Consulting Co. * (Commercial Services)	3,184	40,309
NCR Corp. * (a) (Computers)	8,756	207,955
Netflix, Inc. * (Internet)	3,980	82,466
NeuStar, Inc. * (Telecommunications)	3,184	109,179
New York Community Bancorp (Savings & Loans)	12,736	242,621
Noble Energy, Inc. (Oil & Gas)	4,776	334,511
Nordson Corp. (Machinery-Diversified)	2,388	119,902
Northeast Utilities System (Electric)	16,318	466,205
NSTAR (Electric)	11,144	387,923
OGE Energy Corp. (Electric)	9,552	316,171
Old Republic International Corp. (Insurance)	24,278	454,970
Olin Corp. (Chemicals)	7,562	169,238
Omnicare, Inc. (Pharmaceuticals)	4,378	145,043
ONEOK, Inc. (Gas)	10,746	509,360
Overseas Shipholding Group, Inc. (Transportation)	3,184	244,627
Packaging Corp. of America (Packaging & Containers)	8,756	254,537
Palm, Inc. * (Computers)	11,144	181,313
Parametric Technology Corp. * (Software)	8,358	145,596
PDL BioPharma, Inc. * (Biotechnology)	5,970	129,012
Pentair, Inc. (Miscellaneous Manufacturing)	10,348	343,347
Pepco Holdings, Inc. (Electric)	20,298	549,670
PepsiAmericas, Inc. (Beverages)	6,368	206,578
Perrigo Co. (Pharmaceuticals)	7,960	169,946
Phillips-Van Heusen Corp. (Apparel)	3,582	187,983
Plains Exploration & Production Co. * (Oil & Gas)	4,378	193,595
PMI Group, Inc. (Insurance)	4,776	156,175
PNM Resources, Inc. (Electric)	7,960	185,309
Polycom, Inc. * (Telecommunications)	4,378	117,593
Potlatch Corp. (Forest Products & Paper)	3,980	179,219
Powerwave Technologies, Inc. * (Telecommunications)	13,532	83,357
Pride International, Inc. * (Oil & Gas)	11,940	436,407
Protective Life Corp. (Insurance)	7,562	320,931
Psychiatric Solutions, Inc. * (Healthcare - Services)	3,582	140,701
Puget Energy, Inc. (Electric)	12,338	301,911
Quanta Services, Inc. * (Commercial Services)	12,736	336,867
Radian Group, Inc. (Insurance)	2,786	64,858
Raymond James Financial Corp. (Diversified Financial Services)	5,174	169,966
Rayonier, Inc. (Forest Products & Paper)	7,960	382,398
Regency Centers Corp. (REIT)	7,164	549,837
Regis Corp. (Retail)	1,990	63,501
Reliance Steel & Aluminum Co. (Iron/Steel)	4,378	247,532
Rent-A-Center, Inc. * (Commercial Services)	3,184	57,726
Republic Services, Inc. (Environmental Control)	7,164	234,334
RF Micro Devices, Inc. * (Telecommunications)	11,144	74,999
RPM, Inc. (Chemicals)	12,736	305,027
Ruddick Corp. (Food)	3,980	133,489
Saks, Inc. (Retail)	14,726	252,551
SCANA Corp. (Electric)	12,338	477,974
Scholastic Corp. * (Media)	2,786	97,120
Semtech Corp. * (Semiconductors)	3,980	81,510
Sensient Technologies Corp. (Chemicals)	4,776	137,883
Sequa Corp. - Class A * (Aerospace/Defense)	796	131,961
Sierra Pacific Resources (Electric)	23,482	369,372
Smithfield Foods, Inc. * (Food)	12,338	388,647
Sonoco Products Co. (Packaging & Containers)	10,348	312,303
Sotheby’s (Commercial Services)	3,980	190,204
SPX Corp. (Miscellaneous Manufacturing)	3,582	331,550
StanCorp Financial Group, Inc. (Insurance)	2,388	118,230
STERIS Corp. (Healthcare - Products)	2,786	76,141
SVB Financial Group * (Banks)	1,592	75,397
Sybase, Inc. * (Software)	5,174	119,675
Synopsys, Inc. * (Computers)	7,960	215,557
TCF Financial Corp. (Banks)	5,970	156,295
Tech Data Corp. * (Distribution/Wholesale)	5,572	223,549
Teleflex, Inc. (Miscellaneous Manufacturing)	2,388	186,073
Telephone & Data Systems, Inc. (Telecommunications)	11,144	743,862
The Brink’s Co. (Miscellaneous Manufacturing)	2,388	133,441
The Colonial BancGroup, Inc. (Banks)	16,318	352,795
The Commerce Group, Inc. (Insurance)	2,786	82,103
The Macerich Co. (REIT)	7,562	662,280
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,388	102,087
The Warnaco Group, Inc. * (Apparel)	1,990	77,749
Thomas & Betts Corp. * (Electronics)	3,980	233,387
Tidewater, Inc. (Oil & Gas Services)	5,970	375,155
Timken Co. (Metal Fabricate/Hardware)	9,950	369,643
Tootsie Roll Industries, Inc. (Food)	1,592	42,236
Trinity Industries, Inc. (Miscellaneous Manufacturing)	8,358	313,759
TriQuint Semiconductor, Inc. * (Semiconductors)	14,328	70,351
Tupperware Corp. (Household Products/Wares)	6,368	200,528
UDR, Inc. (REIT)	14,328	348,457
United Rentals, Inc. * (Commercial Services)	7,164	230,466
Unitrin, Inc. (Insurance)	4,378	217,105
Universal Corp. (Agriculture)	2,786	136,375

See accompanying notes to the Schedules of Portfolio Investments.

UTStarcom, Inc. * (Telecommunications)	4,378	16,023
Valeant Pharmaceuticals International * (Pharmaceuticals)	9,950	154,026
Valspar Corp. (Chemicals)	5,572	151,614
ValueClick, Inc. * (Internet)	5,572	125,147
Varian, Inc. * (Electronics)	1,194	75,950
VCA Antech, Inc. * (Pharmaceuticals)	4,378	182,782
Vectren Corp. (Gas)	7,960	217,228
Vertex Pharmaceuticals, Inc. * (Biotechnology)	7,960	305,744
Vishay Intertechnology, Inc. * (Electronics)	19,502	254,111
Washington Federal, Inc. (Savings & Loans)	9,154	240,384
Washington Post Co. - Class B (Media)	398	319,514
Webster Financial Corp. (Banks)	5,970	251,456
Weingarten Realty Investors (REIT)	7,960	330,022
WellCare Health Plans, Inc. * (Healthcare - Services)	1,194	125,883
Werner Enterprises, Inc. (Transportation)	5,174	88,734
Westamerica Bancorp (Banks)	1,592	79,298
Westar Energy, Inc. (Electric)	9,154	224,822
WGL Holdings, Inc. (Gas)	5,174	175,347
Wilmington Trust Corp. (Banks)	7,164	278,680
Wind River Systems, Inc. * (Software)	5,572	65,582
Wisconsin Energy Corp. (Electric)	12,338	555,580
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,562	178,161
YRC Worldwide, Inc. * (Transportation)	5,970	163,100

TOTAL COMMON STOCKS
(Cost $43,461,361)		60,425,582

	Principal
	Amount

Repurchase Agreements (0.2%)
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $106,041 (Collateralized by $110,000 Federal National Mortgage Association, 4.758%**, 1/2/08, market value $108,640)	$106,000	106,000

TOTAL REPURCHASE AGREEMENTS
(Cost $106,000)		106,000

TOTAL INVESTMENT SECURITIES
(Cost $43,567,361)—100.5%		60,531,582
Net other assets (liabilities) — (0.5)%		(278,154)

NET ASSETS — 100.0%		$60,253,428

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at September 30, 2007.
(a)	Represents a security purchased on a when-issued basis. At September 30, 2007, total cost of investments purchased on a when-issued basis for ProFund VP Mid-Cap Value was $208,043.
+	All or a portion of the security is designated on the ProFund VP Mid-Cap Value’s records as collateral for when-issued securities.

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.1%
Aerospace/Defense	0.5%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.7%
Auto Parts & Equipment	1.7%
Banks	4.3%
Beverages	0.3%
Biotechnology	1.4%
Building Materials	0.7%
Chemicals	6.5%
Coal	0.6%
Commercial Services	3.7%
Computers	2.9%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.0%
Electric	10.3%
Electrical Components & Equipment	0.6%
Electronics	3.0%
Engineering & Construction	1.2%
Environmental Control	0.4%
Food	1.6%
Forest Products & Paper	1.3%
Gas	2.1%
Hand/Machine Tools	0.9%
Healthcare - Products	2.0%
Healthcare - Services	0.9%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.8%
Insurance	5.0%
Internet	1.2%
Iron/Steel	0.8%
Leisure Time	0.3%
Lodging	0.2%
Machinery - Construction & Mining	0.6%
Machinery-Diversified	1.7%
Media	1.2%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	4.0%
Office Furnishings	0.4%
Oil & Gas	3.0%

See accompanying notes to the Schedules of Portfolio Investments.

Oil & Gas Services	2.5%
Packaging & Containers	0.9%
Pharmaceuticals	1.1%
Pipelines	0.7%
REIT	8.0%
Real Estate	0.3%
Retail	2.8%
Savings & Loans	1.5%
Semiconductors	3.6%
Software	1.3%
Telecommunications	4.1%
Textiles	0.3%
Transportation	1.8%
Trucking & Leasing	0.4%
Water	0.3%
Other***	(0.3)%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (101.2%)
99 Cents Only Stores *,+ (Retail)	7,371	$75,700
ACI Worldwide, Inc. *,+ (Software)	4,095	91,523
Activision, Inc. *,+ (Software)	40,131	866,428
ADTRAN, Inc. (Telecommunications)	4,095	94,308
Advance Auto Parts, Inc. (Retail)	17,199	577,198
Advent Software, Inc. * (Software)	1,638	76,937
Aeropostale, Inc. * (Retail)	12,285	234,152
Affymetrix, Inc. * (Biotechnology)	10,647	270,114
Airgas, Inc. (Chemicals)	7,371	380,565
AirTran Holdings, Inc. * (Airlines)	14,742	145,061
Albemarle Corp. (Chemicals)	8,190	361,998
Alberto-Culver Co. (Cosmetics/Personal Care)	6,552	162,424
Alliance Data Systems Corp. * (Commercial Services)	10,647	824,504
Alliant Techsystems, Inc. * (Aerospace/Defense)	4,914	537,100
American Eagle Outfitters, Inc. (Retail)	31,941	840,368
Ametek, Inc. (Electrical Components & Equipment)	17,199	743,341
Amphenol Corp. - Class A (Electronics)	27,846	1,107,157
AnnTaylor Stores Corp. * (Retail)	6,552	207,502
Applebee’s International, Inc. (Retail)	11,466	285,274
Apria Healthcare Group, Inc. * (Healthcare - Services)	6,552	170,418
Aqua America, Inc. (Water)	10,647	241,474
Arch Coal, Inc. (Coal)	7,371	248,698
Arthur J. Gallagher & Co. (Insurance)	9,009	260,991
Atmel Corp. * (Semiconductors)	18,837	97,199
Avocent Corp. * (Internet)	3,276	95,397
Barnes & Noble, Inc. (Retail)	3,276	115,512
Beckman Coulter, Inc. (Healthcare - Products)	7,371	543,685
Bill Barrett Corp. * (Oil & Gas)	2,457	96,830
Blyth, Inc. (Household Products/Wares)	2,457	50,246
Boyd Gaming Corp. (Lodging)	3,276	140,377
Brinker International, Inc. (Retail)	19,656	539,361
Broadridge Financial Solutions, Inc. (Software)	12,285	232,801
Brown & Brown, Inc. (Insurance)	18,018	473,873
Cadence Design Systems, Inc. * (Computers)	14,742	327,125
Cameron International Corp. * (Oil & Gas Services)	9,828	907,026
Career Education Corp. * (Commercial Services)	14,742	412,629
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	4,914	238,820
Carmax, Inc. * (Retail)	19,656	399,606
Carpenter Technology Corp. (Iron/Steel)	1,638	212,956
Catalina Marketing Corp. * (Advertising)	5,733	185,692
Cathay Bancorp, Inc. (Banks)	4,095	131,900
CBRL Group, Inc. (Retail)	3,276	133,661
CDW Corp.* (Distribution/Wholesale)	9,828	857,002
Cephalon, Inc. * (Pharmaceuticals)	9,828	718,034
Ceridian Corp. * (Computers)	9,009	312,973
Cerner Corp. * (Software)	10,647	636,797
Charles River Laboratories International, Inc. * (Biotechnology)	6,552	367,895
Charming Shoppes, Inc. * (Retail)	9,009	75,676
CheckFree Corp. * (Internet)	5,733	266,814
Cheesecake Factory, Inc. * (Retail)	12,285	288,329
Chico’s FAS, Inc. * (Retail)	27,846	391,236
ChoicePoint, Inc. * (Commercial Services)	13,104	496,904
Church & Dwight, Inc. (Household Products/Wares)	10,647	500,835
Cimarex Energy Co. (Oil & Gas)	8,190	305,078
Cincinnati Bell, Inc. * (Telecommunications)	17,199	84,963
City National Corp. (Banks)	3,276	227,715
Cleveland-Cliffs, Inc. (Iron/Steel)	6,552	576,379
Coldwater Creek, Inc. * (Retail)	5,733	62,260
Collective Brands, Inc. * (Retail)	4,095	90,336
Commercial Metals Co. (Metal Fabricate/Hardware)	18,837	596,191
Commscope, Inc. * (Telecommunications)	2,457	123,440
Community Health Systems, Inc. * (Healthcare - Services)	15,561	489,238
Copart, Inc. * (Retail)	11,466	394,316
Corinthian Colleges, Inc. * (Commercial Services)	13,923	221,515
Covance, Inc. * (Healthcare - Services)	9,828	765,601
Crane Co. (Miscellaneous Manufacturing)	2,457	117,862
Cree Research, Inc. * (Semiconductors)	12,285	382,064
CSG Systems International, Inc. * (Software)	7,371	156,634
Cullen/Frost Bankers, Inc. (Banks)	3,276	164,193
Cypress Semiconductor Corp. * (Semiconductors)	6,552	191,384
CYTYC Corp. * (Healthcare - Products)	18,018	858,558
Denbury Resources, Inc. * (Oil & Gas)	18,837	841,826
DENTSPLY International, Inc. (Healthcare - Products)	24,570	1,023,095
DeVry, Inc. (Commercial Services)	9,828	363,734
Dick’s Sporting Goods, Inc. * (Retail)	5,733	384,971
Diebold, Inc. (Computers)	5,733	260,393
Digital River, Inc. * (Internet)	4,095	183,251
Dollar Tree Stores, Inc. * (Retail)	16,380	664,045
Donaldson Co., Inc. (Miscellaneous Manufacturing)	11,466	478,820
DRS Technologies, Inc. (Aerospace/Defense)	2,457	135,430
DST Systems, Inc. * (Computers)	9,009	773,062
Dun & Bradstreet Corp. (Software)	9,828	969,139
Eaton Vance Corp. (Diversified Financial Services)	20,475	818,181
Edwards Lifesciences Corp. * (Healthcare - Products)	9,009	444,234
Encore Acquisition Co. * (Oil & Gas)	5,733	181,449
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	20,475	634,930
Energizer Holdings, Inc. * (Electrical Components & Equipment)	9,009	998,648
Entercom Communications Corp. (Media)	4,095	79,156

See accompanying notes to the Schedules of Portfolio Investments.

Equitable Resources, Inc. (Pipelines)	19,656	1,019,557
Everest Re Group, Ltd. ADR (Insurance)	10,647	1,173,725
Expeditors International of Washington, Inc. (Transportation)	34,398	1,627,025
Exterran Holdings, Inc. * (Oil & Gas Services)	4,095	328,992
F5 Networks, Inc. * (Internet)	6,552	243,669
Fair Isaac Corp. (Software)	9,009	325,315
Fastenal Co. (Distribution/Wholesale)	19,656	892,579
First Community Bancorp (Banks)	1,638	89,615
Florida Rock Industries, Inc. (Building Materials)	4,914	307,076
Flowserve Corp. (Machinery-Diversified)	4,914	374,349
FMC Technologies, Inc. * (Oil & Gas Services)	21,294	1,227,812
Frontier Oil Corp. (Oil & Gas)	17,199	716,166
GameStop Corp. - Class A * (Retail)	24,570	1,384,520
Gartner Group, Inc. * (Commercial Services)	4,914	120,196
Gen-Probe, Inc. * (Healthcare - Products)	8,190	545,290
Gentex Corp. (Electronics)	16,380	351,187
Getty Images, Inc. * (Advertising)	3,276	91,204
Global Payments, Inc. (Software)	11,466	507,027
Graco, Inc. (Machinery-Diversified)	10,647	416,404
Granite Construction, Inc. (Engineering & Construction)	2,457	130,270
Grant Prideco, Inc. * (Oil & Gas Services)	11,466	625,126
Hanesbrands, Inc. * (Apparel)	5,733	160,868
Hansen Natural Corp. * (Beverages)	9,828	557,051
Harris Corp. (Telecommunications)	14,742	851,940
Harte-Hanks, Inc. (Advertising)	7,371	145,061
HCC Insurance Holdings, Inc. (Insurance)	18,018	516,036
Health Management Associates, Inc. - Class A (Healthcare - Services)	38,493	267,141
Health Net, Inc. * (Healthcare - Services)	12,285	664,004
Helmerich & Payne, Inc. (Oil & Gas)	5,733	188,214
Henry Schein, Inc. * (Healthcare - Products)	13,923	847,075
Herman Miller, Inc. (Office Furnishings)	4,914	133,366
Hillenbrand Industries, Inc. (Healthcare - Products)	3,276	180,246
HNI Corp. (Office Furnishings)	3,276	117,936
Hormel Foods Corp. (Food)	6,552	234,431
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	5,733	63,579
IDEX Corp. (Machinery-Diversified)	5,733	208,624
Imation Corp. (Computers)	1,638	40,180
IndyMac Bancorp, Inc. (Diversified Financial Services)	6,552	154,693
Integrated Device Technology, Inc. * (Semiconductors)	7,371	114,103
International Rectifier Corp. * (Semiconductors)	5,733	189,132
International Speedway Corp. (Entertainment)	5,733	262,915
Intuitive Surgical, Inc. * (Healthcare - Products)	3,276	753,480
Invitrogen Corp. * (Biotechnology)	7,371	602,432
ITT Educational Services, Inc. * (Commercial Services)	4,914	597,985
J.B. Hunt Transport Services, Inc. (Transportation)	9,009	236,937
Jack Henry & Associates, Inc. (Computers)	12,285	317,690
Jacobs Engineering Group, Inc. * (Engineering & Construction)	19,656	1,485,601
Jefferies Group, Inc. (Diversified Financial Services)	9,009	250,720
JetBlue Airways Corp. * (Airlines)	12,285	113,268
John Wiley & Sons, Inc. (Media)	7,371	331,179
Jones Lang LaSalle, Inc. (Real Estate)	2,457	252,481
Joy Global, Inc. (Machinery - Construction & Mining)	8,190	416,543
KBR, Inc.* (Engineering & Construction)	5,733	222,268
Kindred Healthcare, Inc. * (Healthcare - Services)	2,457	44,005
Korn/Ferry International * (Commercial Services)	1,638	27,043
Kyphon, Inc. * (Healthcare - Products)	4,914	343,980
Lam Research Corp. * (Semiconductors)	11,466	610,679
Lattice Semiconductor Corp. * (Semiconductors)	4,095	18,387
Life Time Fitness, Inc. * (Leisure Time)	3,276	200,950
LifePoint Hospitals, Inc. * (Healthcare - Services)	5,733	172,047
Lincare Holdings, Inc. * (Healthcare - Services)	14,742	540,294
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,276	254,250
M.D.C. Holdings, Inc. (Home Builders)	3,276	134,119
Macrovision Corp. * (Entertainment)	8,190	201,720
Martin Marietta Materials (Building Materials)	3,276	437,510
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	4,914	215,233
McAfee, Inc. * (Internet)	25,389	885,314
MDU Resources Group, Inc. (Electric)	10,647	296,412
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	9,009	274,865
Mentor Graphics Corp. * (Computers)	5,733	86,568
Micrel, Inc. (Semiconductors)	3,276	35,381
Millennium Pharmaceuticals, Inc. * (Biotechnology)	16,380	166,257
Mine Safety Appliances Co. (Environmental Control)	4,914	231,499
Minerals Technologies, Inc. (Chemicals)	819	54,873
Mohawk Industries, Inc. * (Textiles)	4,914	399,508
Moneygram International, Inc. (Software)	5,733	129,508
MSC Industrial Direct Co. - Class A (Retail)	4,914	248,599
National Instruments Corp. (Computers)	4,914	168,698
Navigant Consulting Co. * (Commercial Services)	4,095	51,843

See accompanying notes to the Schedules of Portfolio Investments.

NBTY, Inc. * (Pharmaceuticals)	9,009	365,765
NCR Corp. * (a) (Computers)	13,923	330,671
Netflix, Inc. * (Internet)	3,276	67,879
NeuStar, Inc. * (Telecommunications)	4,914	168,501
New York Community Bancorp (Savings & Loans)	22,113	421,253
Newfield Exploration Co. * (Oil & Gas)	20,475	986,076
Noble Energy, Inc. (Oil & Gas)	20,475	1,434,069
Nordson Corp. (Machinery-Diversified)	1,638	82,244
Nuveen Investments - Class A (Diversified Financial Services)	12,285	760,933
NVR, Inc.* (Home Builders)	819	385,135
O’Reilly Automotive, Inc. * (Retail)	18,018	601,981
Omnicare, Inc. (Pharmaceuticals)	12,285	407,002
Oshkosh Truck Corp. (Auto Manufacturers)	11,466	710,548
Pacific Sunwear of California, Inc. * (Retail)	11,466	169,697
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	5,733	106,404
Parametric Technology Corp. * (Software)	4,914	85,602
Patterson-UTI Energy, Inc. (Oil & Gas)	25,389	573,030
PDL BioPharma, Inc. * (Biotechnology)	9,009	194,685
Petsmart, Inc. (Retail)	21,294	679,279
Pharmaceutical Product Development, Inc. (Commercial Services)	16,380	580,507
Phillips-Van Heusen Corp. (Apparel)	3,276	171,924
Pioneer Natural Resources Co. (Oil & Gas)	19,656	884,127
Plains Exploration & Production Co. * (Oil & Gas)	5,733	253,513
Plantronics, Inc. (Telecommunications)	7,371	210,442
PMI Group, Inc. (Insurance)	6,552	214,250
Pogo Producing Co. (Oil & Gas)	9,009	478,468
Polycom, Inc. * (Telecommunications)	7,371	197,985
Pride International, Inc. * (Oil & Gas)	8,190	299,345
Psychiatric Solutions, Inc. * (Healthcare - Services)	3,276	128,681
Quanta Services, Inc. * (Commercial Services)	7,371	194,963
Quicksilver Resources, Inc. * (Oil & Gas)	9,009	423,873
Radian Group, Inc. (Insurance)	8,190	190,663
Raymond James Financial Corp. (Diversified Financial Services)	6,552	215,233
Regis Corp. (Retail)	4,095	130,671
Reliance Steel & Aluminum Co. (Iron/Steel)	4,095	231,531
Rent-A-Center, Inc. * (Commercial Services)	6,552	118,788
Republic Services, Inc. (Environmental Control)	15,561	509,000
ResMed, Inc. * (Healthcare - Products)	12,285	526,658
RF Micro Devices, Inc. * (Telecommunications)	13,923	93,702
Rollins, Inc. (Commercial Services)	4,914	131,155
Roper Industries, Inc. (Miscellaneous Manufacturing)	13,923	911,957
Ross Stores, Inc. (Retail)	22,113	566,977
Ruby Tuesday, Inc. (Retail)	9,009	165,225
Scientific Games Corp. - Class A * (Entertainment)	10,647	400,327
SEI Investments Co. (Software)	19,656	536,216
Semtech Corp. * (Semiconductors)	5,733	117,412
Sepracor, Inc. * (Pharmaceuticals)	17,199	472,973
Silicon Laboratories, Inc. * (Semiconductors)	9,009	376,216
Sotheby’s (Commercial Services)	3,276	156,560
Southwestern Energy Co. * (Oil & Gas)	27,027	1,131,080
SPX Corp. (Miscellaneous Manufacturing)	4,095	379,033
SRA International, Inc. - Class A * (Computers)	6,552	183,980
StanCorp Financial Group, Inc. (Insurance)	4,914	243,292
Steel Dynamics, Inc. (Iron/Steel)	14,742	688,451
Stericycle, Inc. * (Environmental Control)	14,742	842,653
STERIS Corp. (Healthcare - Products)	6,552	179,066
Strayer Education, Inc. (Commercial Services)	2,457	414,324
Superior Energy Services, Inc. * (Oil & Gas Services)	12,285	435,380
SVB Financial Group * (Banks)	2,457	116,364
Sybase, Inc. * (Software)	6,552	151,548
Synopsys, Inc. * (Computers)	10,647	288,321
TCF Financial Corp. (Banks)	9,009	235,856
Techne Corp. * (Healthcare - Products)	6,552	413,300
Teleflex, Inc. (Miscellaneous Manufacturing)	2,457	191,449
The Brink’s Co. (Miscellaneous Manufacturing)	4,095	228,829
The Commerce Group, Inc. (Insurance)	3,276	96,544
The Corporate Executive Board Co. (Commercial Services)	6,552	486,420
The Ryland Group, Inc. (Home Builders)	6,552	140,409
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	3,276	140,049
The Timberland Co. - Class A * (Apparel)	8,190	155,282
The Warnaco Group, Inc. * (Apparel)	4,095	159,992
Thomas & Betts Corp. * (Electronics)	2,457	144,078
Thor Industries, Inc. (Home Builders)	5,733	257,928
Toll Brothers, Inc. * (Home Builders)	20,475	409,295
Tootsie Roll Industries, Inc. (Food)	2,457	65,184
Universal Health Services, Inc. - Class B (Healthcare - Services)	9,009	490,270
Urban Outfitters, Inc. * (Retail)	18,018	392,792
UTStarcom, Inc. * (Telecommunications)	10,647	38,968
Valassis Communications, Inc. * (Commercial Services)	7,371	65,749
Valspar Corp. (Chemicals)	8,190	222,850
ValueClick, Inc. * (Internet)	7,371	165,553
Varian, Inc. * (Electronics)	3,276	208,386
See accompanying notes to the Schedules of Portfolio Investments.

VCA Antech, Inc. * (Pharmaceuticals)	6,552	273,546
Ventana Medical Systems, Inc. * (Healthcare - Products)	4,914	422,162
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,190	314,578
W.R. Berkley Corp. (Insurance)	27,027	800,810
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	13,104	354,201
Washington Post Co. - Class B (Media)	819	657,493
WellCare Health Plans, Inc. * (Healthcare - Services)	3,276	345,389
Westamerica Bancorp (Banks)	2,457	122,383
Western Digital Corp. * (Computers)	35,217	891,694
Williams Sonoma, Inc. (Retail)	18,018	587,747
Wind River Systems, Inc. * (Software)	3,276	38,559
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	11,466	418,394

TOTAL COMMON STOCKS
(Cost $82,018,116)		97,706,069

TOTAL INVESTMENT SECURITIES
(Cost $82,018,116)—101.2%		97,706,069
Net other assets (liabilities) — (1.2)%		(1,185,351)

NET ASSETS — 100.0%		$96,520,718

*	Non-income producing security
+	All or a portion of the security is designated on the ProFund VP Mid-Cap Growth’s records as collateral for when-issued securities.
(a)	Represents a security purchased on a when-issued basis. At September 30, 2007, total cost of investments purchased on a when-issued basis for ProFund VP Mid-Cap Growth was $330,810.
ADR	American Depositary Receipt

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.5%
Aerospace/Defense	0.7%
Airlines	0.3%
Apparel	0.8%
Auto Manufacturers	0.7%
Banks	1.0%
Beverages	0.6%
Biotechnology	2.0%
Building Materials	0.8%
Chemicals	1.1%
Coal	0.3%
Commercial Services	5.4%
Computers	4.0%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.8%
Diversified Financial Services	2.8%
Electric	0.3%
Electrical Components & Equipment	1.8%
Electronics	1.9%
Engineering & Construction	1.8%
Entertainment	0.9%
Environmental Control	1.6%
Food	0.3%
Hand/Machine Tools	0.3%
Healthcare - Products	7.5%
Healthcare - Services	4.3%
Home Builders	1.4%
Household Products/Wares	0.7%
Insurance	4.1%
Internet	2.1%
Iron/Steel	1.7%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	1.5%
Media	1.1%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	2.7%
Office Furnishings	0.2%
Oil & Gas	9.1%
Oil & Gas Services	3.7%
Pharmaceuticals	3.4%
Pipelines	1.1%
Real Estate	0.3%
Retail	11.1%
Savings & Loans	0.4%
Semiconductors	2.1%
Software	5.0%
Telecommunications	1.9%
Textiles	0.4%
Transportation	1.9%
Water	0.3%
Other**	(1.2)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	September 30, 2007
(unaudited)
	Shares	Value

Common Stocks (99.6%)
4Kids Entertainment, Inc. (Media)	1,864	$32,788
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,631	53,171
AAR Corp. * (Aerospace/Defense)	5,126	155,523
Aaron Rents, Inc. (Commercial Services)	2,796	62,351
ABM Industries, Inc. (Commercial Services)	6,058	121,039
Acadia Realty Trust (REIT)	4,427	120,105
Actel Corp. * (Semiconductors)	2,563	27,501
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,495	176,428
Adaptec, Inc. * (Telecommunications)	16,077	61,414
Administaff, Inc. (Commercial Services)	2,097	76,121
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	4,893	73,884
Agilysys, Inc. (Computers)	4,194	70,879
Alabama National BanCorp (Banks)	1,165	90,777
Albany International Corp. - Class A (Machinery-Diversified)	3,961	148,498
ALLETE, Inc. (Electric)	4,194	187,723
Alliance One International, Inc. * (Agriculture)	12,116	79,239
Allscripts Healthcare Solutions, Inc. * (Software)	3,728	100,768
Alpharma, Inc. - Class A (Pharmaceuticals)	5,825	124,422
AMCOL International Corp. (Mining)	3,029	100,230
American States Water Co. (Water)	2,330	90,870
AMERIGROUP Corp. * (Healthcare - Services)	4,427	152,643
Analogic Corp. (Electronics)	1,864	118,849
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,165	31,455
Angelica Corp. (Textiles)	1,398	27,555
Anixter International, Inc. * (Telecommunications)	4,660	384,217
Ansoft Corp. * (Computers)	466	15,369
Apogee Enterprises, Inc. (Building Materials)	3,961	102,748
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,126	158,035
Applied Signal Technology, Inc. (Telecommunications)	1,631	22,051
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,194	158,827
Arbitron, Inc. (Commercial Services)	1,864	84,514
Arch Chemicals, Inc. (Chemicals)	3,262	152,923
Arctic Cat, Inc. (Leisure Time)	1,631	26,683
Arkansas Best Corp. (Transportation)	3,495	114,147
ArQule, Inc. * (Biotechnology)	2,563	18,274
Arris Group, Inc. * (Telecommunications)	11,650	143,877
Ashworth, Inc. * (Apparel)	2,097	12,897
Astec Industries, Inc. * (Machinery - Construction & Mining)	1,864	107,087
ATMI, Inc. * (Semiconductors)	3,262	97,044
Atmos Energy Corp. (Gas)	11,883	336,527
Atwood Oceanics, Inc. * (Oil & Gas)	2,097	160,546
Audiovox Corp. - Class A * (Telecommunications)	2,563	26,373
Authorize.Net Holdings, Inc. * (Internet)	2,330	41,078
Avid Technology, Inc. * (Software)	3,961	107,264
Avista Corp. (Electric)	7,223	146,988
Axcelis Technologies, Inc. * (Semiconductors)	13,980	71,438
Baldor Electric Co. (Hand/Machine Tools)	5,359	214,092
Bank Mutual Corp. (Banks)	8,388	98,895
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	6,291	54,543
BankUnited Financial Corp. - Class A (Savings & Loans)	2,563	39,829
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,359	171,059
Bassett Furniture Industries, Inc. (Home Furnishings)	1,631	16,930
Bel Fuse, Inc. - Class B (Electronics)	1,165	40,379
Belden, Inc. (Electrical Components & Equipment)	6,058	284,181
Bell Microproducts, Inc. * (Distribution/Wholesale)	4,194	26,087
Benchmark Electronics, Inc. * (Electronics)	8,854	211,345
Big 5 Sporting Goods Corp. (Retail)	2,097	39,214
Black Box Corp. (Telecommunications)	2,330	99,631
Blue Coat Systems, Inc. * (Internet)	1,398	110,106
Blue Nile, Inc. * (Internet)	1,398	131,580
Boston Beer Co., Inc. - Class A * (Beverages)	233	11,338
Boston Private Financial Holdings, Inc. (Banks)	2,330	64,867
Bowne & Co., Inc. (Commercial Services)	3,961	65,990
Brady Corp. - Class A (Electronics)	4,194	150,481
Briggs & Stratton Corp. (Machinery-Diversified)	6,757	170,141
Brightpoint, Inc. * (Distribution/Wholesale)	6,990	104,920
Bristow Group, Inc. * (Transportation)	1,631	71,291
Brookline Bancorp, Inc. (Savings & Loans)	8,388	97,217
Brooks Automation, Inc. * (Semiconductors)	10,252	145,988
Brown Shoe Co., Inc. (Retail)	3,728	72,323
Brush Engineered Materials, Inc. * (Mining)	2,097	108,813
Buckeye Technologies, Inc. * (Forest Products & Paper)	5,126	77,608
Building Materials Holding Corp. (Distribution/Wholesale)	3,961	41,907
C &D Technologies, Inc. * (Electrical Components & Equipment)	3,495	17,405
C-COR, Inc. * (Telecommunications)	5,126	58,898
Cabela’s, Inc. * (Retail)	2,796	66,125
California Pizza Kitchen, Inc. * (Retail)	1,398	24,563
Cambrex Corp. (Biotechnology)	3,728	40,598
Captaris, Inc. * (Software)	2,563	13,558
Caraustar Industries, Inc. * (Forest Products & Paper)	3,961	17,666
Cascade Corp. (Machinery-Diversified)	932	60,738

See accompanying notes to the Schedules of Portfolio Investments.

Casey’s General Stores, Inc. (Retail)	6,990	193,623
Cash America International, Inc. (Retail)	1,398	52,565
Catapult Communications Corp. * (Computers)	699	5,340
CDI Corp. (Commercial Services)	1,864	51,968
Centene Corp. * (Healthcare - Services)	3,029	65,154
Central Garden & Pet Co. - Class A * (Household Products/Wares)	6,524	58,586
Central Pacific Financial Corp. (Banks)	4,194	122,465
Central Vermont Public Service Corp. (Electric)	1,398	51,083
Century Aluminum Co. * (Mining)	3,961	208,547
CH Energy Group, Inc. (Electric)	1,864	89,099
Champion Enterprises, Inc. * (Home Builders)	10,485	115,125
Charlotte Russe Holding, Inc. * (Retail)	932	13,644
Chattem, Inc. * (Cosmetics/Personal Care)	932	65,725
Checkpoint Systems, Inc. * (Electronics)	3,029	79,935
Chemed Corp. (Commercial Services)	3,495	217,249
Chesapeake Corp. (Packaging & Containers)	2,796	23,654
Chittenden Corp. (Banks)	6,291	221,192
Ciber, Inc. * (Computers)	7,456	58,231
CKE Restaurants, Inc. (Retail)	9,553	154,854
Clarcor, Inc. (Miscellaneous Manufacturing)	2,796	95,651
Cleco Corp. (Electric)	7,922	200,189
Coachmen Industries, Inc. (Home Builders)	2,097	14,050
Cognex Corp. (Machinery-Diversified)	6,058	107,590
Coherent, Inc. * (Electronics)	4,194	134,544
Cohu, Inc. (Semiconductors)	3,029	56,794
Colonial Properties Trust (REIT)	6,291	215,781
Community Bank System, Inc. (Banks)	4,194	81,867
Concur Technologies, Inc. * (Software)	2,330	73,442
CONMED Corp. * (Healthcare - Products)	2,563	71,738
Consolidated Graphics, Inc. * (Commercial Services)	1,631	102,410
Corn Products International, Inc. (Food)	6,291	288,568
Corus Bankshares, Inc. (Banks)	3,262	42,471
Cost Plus, Inc. * (Retail)	3,029	12,177
CPI Corp. (Commercial Services)	699	26,925
Cross Country Healthcare, Inc. * (Commercial Services)	1,165	20,353
CryoLife, Inc. * (Biotechnology)	2,330	22,019
CTS Corp. (Electronics)	4,893	63,120
Cubic Corp. (Electronics)	932	39,302
Cyberonics, Inc. * (Healthcare - Products)	1,165	16,240
CyberSource Corp. * (Internet)	2,330	27,238
Cymer, Inc. * (Electronics)	3,029	116,283
Datascope Corp. (Healthcare - Products)	1,631	55,144
Delphi Financial Group, Inc. - Class A (Insurance)	2,563	103,596
Deltic Timber Corp. (Forest Products & Paper)	932	53,049
Digi International, Inc. * (Software)	3,495	49,769
Dime Community Bancshares, Inc. (Savings & Loans)	3,728	55,808
Ditech Networks, Inc. * (Telecommunications)	3,262	17,191
DJO, Inc. * (Healthcare - Products)	1,165	57,201
Downey Financial Corp. (Savings & Loans)	2,563	148,141
Drill-Quip, Inc. * (Oil & Gas Services)	1,398	68,991
DSP Group, Inc. * (Semiconductors)	1,398	22,130
EastGroup Properties, Inc. (REIT)	3,262	147,638
EDO Corp. (Aerospace/Defense)	932	52,201
El Paso Electric Co. * (Electric)	3,961	91,618
Electro Scientific Industries, Inc. * (Electronics)	3,961	94,906
EMCOR Group, Inc. * (Engineering & Construction)	8,854	277,661
Energen Corp. (Gas)	3,728	212,943
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	1,165	47,299
Entertainment Properties Trust (REIT)	3,728	189,382
Enzo Biochem, Inc. * (Biotechnology)	2,330	26,446
Epicor Software Corp. * (Software)	3,262	44,918
Essex Property Trust, Inc. (REIT)	1,864	219,150
Esterline Technologies Corp. * (Aerospace/Defense)	2,330	132,926
Ethan Allen Interiors, Inc. (Home Furnishings)	4,427	144,719
Exar Corp. * (Semiconductors)	5,126	66,946
FARO Technologies, Inc. * (Electronics)	466	20,574
FEI Co. * (Electronics)	1,864	58,586
Financial Federal Corp. (Diversified Financial Services)	3,728	104,421
First BanCorp (Banks)	11,184	106,248
First Cash Financial Services, Inc. * (Retail)	932	21,827
First Commonwealth Financial Corp. (Banks)	8,621	95,348
First Financial Bancorp (Banks)	4,427	56,577
First Indiana Corp. (Banks)	1,864	58,380
First Midwest Bancorp, Inc. (Banks)	4,427	151,226
FirstFed Financial Corp. * (Savings & Loans)	1,165	57,726
Flagstar Bancorp, Inc. (Savings & Loans)	5,359	52,143
Fleetwood Enterprises, Inc. * (Home Builders)	8,854	75,702
Flowers Foods, Inc. (Food)	10,485	228,573
Fred’s, Inc. (Retail)	5,592	58,884
Fremont General Corp. (Banks)	9,320	36,348
Frontier Airlines Holdings, Inc. * (Airlines)	5,126	31,730
Frontier Financial Corp. (Banks)	2,330	54,359
Fuller (H.B.) Co. (Chemicals)	8,155	242,040
G & K Services, Inc. (Textiles)	3,029	121,766

See accompanying notes to the Schedules of Portfolio Investments.

Gardner Denver, Inc. * (Machinery-Diversified)	3,262	127,218
GenCorp, Inc. * (Aerospace/Defense)	3,961	47,374
Genesco, Inc. * (Retail)	699	32,245
Gentiva Health Services, Inc. * (Healthcare - Services)	3,728	71,615
Georgia Gulf Corp. (Chemicals)	4,660	64,774
Gerber Scientific, Inc. * (Machinery-Diversified)	3,262	35,393
Gevity HR, Inc. (Commercial Services)	3,495	35,824
Gibraltar Industries, Inc. (Iron/Steel)	3,961	73,278
Glacier Bancorp, Inc. (Banks)	3,029	68,213
Griffon Corp. * (Miscellaneous Manufacturing)	1,631	24,628
Group 1 Automotive, Inc. (Retail)	3,262	109,505
Gulf Island Fabrication, Inc. (Oil & Gas Services)	932	35,779
Haemonetics Corp. * (Healthcare - Products)	1,398	69,089
Hanmi Financial Corp. (Banks)	2,563	39,701
Harmonic, Inc. * (Telecommunications)	7,456	79,108
Haverty Furniture Cos., Inc. (Retail)	3,029	26,564
Healthcare Services Group, Inc. (Commercial Services)	2,097	42,506
Heidrick & Struggles International, Inc. * (Commercial Services)	1,864	67,943
Hooper Holmes, Inc. * (Commercial Services)	9,320	21,995
Hub Group, Inc. - Class A * (Transportation)	3,495	104,955
Hutchinson Technology, Inc. * (Computers)	1,631	40,123
Iconix Brand Group, Inc. * (Apparel)	5,359	127,491
IHOP Corp. (Retail)	1,165	73,779
Independent Bank Corp. (Banks)	1,398	15,448
Informatica Corp. * (Software)	6,990	109,743
Infospace, Inc. (Internet)	4,194	73,647
Inland Real Estate Corp. (REIT)	9,320	144,367
Insight Enterprises, Inc. * (Retail)	6,757	174,398
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	2,097	31,937
Interface, Inc. - Class A (Office Furnishings)	5,126	92,524
Intevac, Inc. * (Machinery-Diversified)	2,097	31,874
Invacare Corp. (Healthcare - Products)	4,427	103,503
inVentiv Health, Inc. * (Advertising)	2,796	122,521
ION Geophysical Corp. * (Oil & Gas Services)	6,990	96,672
Irwin Financial Corp. (Banks)	2,563	28,244
J & J Snack Foods Corp. (Food)	932	32,452
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	3,728	99,575
JDA Software Group, Inc. * (Software)	2,563	52,952
Jo-Ann Stores, Inc. * (Retail)	3,262	68,828
Kaman Corp. (Aerospace/Defense)	3,262	112,735
Kansas City Southern Industries, Inc. * (Transportation)	10,485	337,302
Kaydon Corp. (Metal Fabricate/Hardware)	2,330	121,137
Keithley Instruments, Inc. (Electronics)	1,864	19,758
Kellwood Co. (Apparel)	3,495	59,590
Kendle International, Inc. * (Commercial Services)	932	38,706
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	932	44,512
Kilroy Realty Corp. (REIT)	3,029	183,648
Kite Realty Group Trust (REIT)	3,961	74,467
Kopin Corp. * (Semiconductors)	6,291	23,969
Kulicke & Soffa Industries, Inc. * (Semiconductors)	7,922	67,179
La-Z-Boy, Inc. (Home Furnishings)	6,990	51,586
Labor Ready, Inc. * (Commercial Services)	3,961	73,318
LaBranche & Co., Inc. * (Diversified Financial Services)	7,223	33,804
Laclede Group, Inc. (Gas)	3,029	97,776
Lance, Inc. (Food)	4,194	96,546
LandAmerica Financial Group, Inc. (Insurance)	2,330	90,823
Landry’s Restaurants, Inc. (Retail)	2,330	61,652
Lawson Products, Inc. (Metal Fabricate/Hardware)	466	16,221
LCA-Vision, Inc. (Healthcare - Products)	1,631	47,935
Lennox International, Inc. (Building Materials)	7,922	267,764
Lexington Corporate Properties Trust (REIT)	9,320	186,493
LHC Group, Inc. * (Healthcare - Services)	932	20,010
Libbey, Inc. (Housewares)	1,864	32,657
LifeCell Corp. * (Biotechnology)	1,165	43,769
Lindsay Manufacturing Co. (Machinery-Diversified)	699	30,602
Lithia Motors, Inc. - Class A (Retail)	1,631	27,825
Littelfuse, Inc. * (Electrical Components & Equipment)	1,864	66,526
Live Nation, Inc. * (Commercial Services)	9,087	193,099
LoJack Corp. * (Electronics)	932	17,671
Longs Drug Stores Corp. (Retail)	3,961	196,743
LTC Properties, Inc. (REIT)	2,796	66,181
Lufkin Industries, Inc. (Oil & Gas Services)	1,165	64,098
Lydall, Inc. * (Miscellaneous Manufacturing)	2,330	21,622
M/I Schottenstein Homes, Inc. (Home Builders)	1,631	22,655
MagneTek, Inc. * (Electrical Components & Equipment)	2,563	12,302
Maidenform Brands, Inc. * (Apparel)	1,165	18,500
Mannatech, Inc. (Pharmaceuticals)	1,165	9,437
Marcus Corp. (Lodging)	3,029	58,157
MarineMax, Inc. * (Retail)	1,398	20,355
Martek Biosciences Corp. * (Biotechnology)	1,398	40,584
Massey Energy Co. (Coal)	10,951	238,951
Material Sciences Corp. * (Iron/Steel)	1,631	17,321
Matria Healthcare, Inc. * (Healthcare - Services)	1,631	42,667
Matrix Service Co. * (Oil & Gas Services)	1,165	24,407

See accompanying notes to the Schedules of Portfolio Investments.

MAXIMUS, Inc. (Commercial Services)	1,631	71,079
MedCath Corp. * (Healthcare - Services)	1,864	51,185
Medical Properties Trust, Inc. (REIT)	5,592	74,485
Mercury Computer Systems, Inc. * (Computers)	1,165	11,976
Meridian Bioscience, Inc. (Healthcare - Products)	2,330	70,646
Mesa Air Group, Inc. * (Airlines)	4,893	21,725
Methode Electronics, Inc. (Electronics)	5,126	77,146
MGI Pharma, Inc. * (Pharmaceuticals)	4,660	129,455
Microsemi Corp. * (Semiconductors)	5,592	155,905
Mid-America Apartment Communities, Inc. (REIT)	3,262	162,611
Midas, Inc. * (Commercial Services)	1,631	30,777
MIVA, Inc. * (Internet)	3,961	18,696
MKS Instruments, Inc. * (Semiconductors)	5,126	97,497
Monaco Coach Corp. (Home Builders)	3,728	52,304
Moog, Inc. - Class A * (Aerospace/Defense)	2,796	122,856
Movado Group, Inc. (Retail)	1,631	52,062
MTS Systems Corp. (Computers)	1,165	48,464
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,126	185,254
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,728	73,889
Napster, Inc. * (Software)	4,427	14,476
Nash Finch Co. (Food)	1,864	74,243
NATCO Group, Inc. - Class A * (Oil & Gas Services)	1,398	72,346
National Presto Industries, Inc. (Housewares)	699	37,047
National Retail Properties, Inc. (REIT)	8,155	198,819
NCI Building Systems, Inc. * (Building Materials)	1,631	70,476
Neenah Paper, Inc. (Forest Products & Paper)	2,097	69,390
Network Equipment Technologies, Inc. * (Telecommunications)	2,563	37,164
New Jersey Resources Corp. (Gas)	3,728	184,872
Newport Corp. * (Electronics)	5,592	85,166
Northwest Natural Gas Co. (Gas)	3,728	170,370
Novatel Wireless, Inc. * (Telecommunications)	3,262	73,884
O’Charley’s, Inc. (Retail)	3,262	49,452
Old Dominion Freight Line, Inc. * (Transportation)	1,631	39,095
OM Group, Inc. * (Chemicals)	3,961	209,180
Omnicell, Inc. * (Software)	2,563	73,148
Omnova Solutions, Inc. * (Chemicals)	5,825	33,669
On Assignment, Inc. * (Commercial Services)	3,029	28,291
Osteotech, Inc. * (Healthcare - Products)	2,330	17,522
Owens & Minor, Inc. (Distribution/Wholesale)	5,592	212,999
Oxford Industries, Inc. (Apparel)	1,165	42,080
Palomar Medical Technologies, Inc. * (Healthcare - Products)	1,398	39,829
PAREXEL International Corp. * (Commercial Services)	1,864	76,927
Park Electrochemical Corp. (Electronics)	2,796	93,890
Parkway Properties, Inc. (REIT)	2,097	92,562
PC-Tel, Inc. * (Internet)	2,330	17,685
Peet’s Coffee & Tea, Inc. * (Beverages)	699	19,509
Penford Corp. (Chemicals)	1,165	43,921
Perficient, Inc. * (Internet)	2,563	56,053
Performance Food Group Co. * (Food)	4,893	147,426
Pericom Semiconductor Corp. * (Semiconductors)	3,495	40,961
PharMerica Corp. * (Pharmaceuticals)	2,097	31,287
Phase Forward, Inc. * (Software)	3,961	79,260
Phoenix Technologies, Ltd. * (Software)	2,097	22,459
Photon Dynamics, Inc. * (Electronics)	2,330	21,087
Photronics, Inc. * (Semiconductors)	5,825	66,463
Piedmont Natural Gas Co., Inc. (Gas)	10,252	257,223
Pinnacle Entertainment, Inc. * (Entertainment)	7,689	209,371
Pioneer Drilling Co. * (Oil & Gas)	5,126	62,435
Piper Jaffray * (Diversified Financial Services)	2,563	137,377
Planar Systems, Inc. * (Electronics)	2,330	15,634
Plexus Corp. * (Electronics)	6,291	172,373
Polaris Industries, Inc. (Leisure Time)	1,631	71,144
PolyOne Corp. * (Chemicals)	12,815	95,728
Presidential Life Corp. (Insurance)	3,029	51,372
ProAssurance Corp. * (Insurance)	1,631	87,862
Progress Software Corp. * (Software)	2,330	70,599
Prosperity Bancshares, Inc. (Banks)	1,398	46,358
Provident Bankshares Corp. (Banks)	4,427	138,698
PS Business Parks, Inc. (REIT)	1,165	66,230
PSS World Medical, Inc. * (Healthcare - Products)	5,825	111,432
Quaker Chemical Corp. (Chemicals)	1,398	32,881
Quanex Corp. (Metal Fabricate/Hardware)	5,126	240,819
Radiant Systems, Inc. * (Computers)	3,495	55,326
Radio One, Inc. - Class D * (Media)	10,485	39,109
RadiSys Corp. * (Computers)	3,029	37,711
Ralcorp Holdings, Inc. * (Food)	1,398	78,036
RC2 Corp. * (Toys/Games/Hobbies)	932	25,807
Red Robin Gourmet Burgers, Inc. * (Retail)	1,165	49,978
Regal-Beloit Corp. (Hand/Machine Tools)	4,194	200,851
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	3,728	66,358
RehabCare Group, Inc. * (Healthcare - Services)	2,330	40,985
Res-Care, Inc. * (Healthcare - Services)	2,796	63,861
RLI Corp. (Insurance)	932	52,863
Robbins & Myers, Inc. (Machinery-Diversified)	1,398	80,091
Rock-Tenn Co. - Class A (Forest Products & Paper)	4,427	127,940
Rogers Corp. * (Electronics)	1,165	47,986
RTI International Metals, Inc. * (Mining)	1,864	147,741

See accompanying notes to the Schedules of Portfolio Investments.

Rudolph Technologies, Inc. * (Semiconductors)	2,097	29,002
Russ Berrie and Co., Inc. * (Household Products/Wares)	1,631	27,401
Ruth’s Chris Steak House, Inc. * (Retail)	1,165	16,601
Ryerson, Inc. (Iron/Steel)	3,495	117,921
Safety Insurance Group, Inc. (Insurance)	1,864	66,992
Savient Pharmaceuticals, Inc. * (Biotechnology)	3,961	57,633
School Specialty, Inc. * (Retail)	1,398	48,413
Schulman (A.), Inc. (Chemicals)	3,262	64,359
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,097	48,860
SCPIE Holdings, Inc. * (Insurance)	1,398	31,106
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,864	177,266
Secure Computing Corp. * (Internet)	3,961	38,541
Select Comfort Corp. * (Retail)	2,796	39,004
Selective Insurance Group, Inc. (Insurance)	7,922	168,580
Senior Housing Properties Trust (REIT)	9,320	205,599
Shaw Group, Inc. * (Engineering & Construction)	10,951	636,253
SI International, Inc. * (Computers)	1,398	39,941
Signature Bank * (Banks)	1,864	65,669
Skechers U.S.A., Inc. - Class A * (Apparel)	1,398	30,896
Skyline Corp. (Home Builders)	932	28,035
SkyWest, Inc. (Airlines)	8,854	222,855
Skyworks Solutions, Inc. * (Semiconductors)	22,135	200,100
Smith Corp. (Miscellaneous Manufacturing)	3,029	132,913
Smith Micro Software, Inc. * (Software)	2,563	41,162
Sonic Automotive, Inc. (Retail)	4,194	100,404
Sonic Solutions * (Electronics)	1,864	19,516
South Financial Group, Inc. (Banks)	10,252	233,130
South Jersey Industries, Inc. (Gas)	3,961	137,843
Southern Union Co. (Gas)	8,155	253,702
Southwest Gas Corp. (Gas)	5,592	158,198
Sovran Self Storage, Inc. (REIT)	2,796	128,169
Spartan Stores, Inc. (Food)	3,029	68,243
Spectrum Brands, Inc. * (Household Products/Wares)	5,126	29,731
Spherion Corp. * (Commercial Services)	7,689	63,511
SPSS, Inc. * (Software)	1,864	76,685
Stamps.com, Inc. * (Internet)	1,398	16,734
Standard Microsystems Corp. * (Semiconductors)	1,631	62,663
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,631	15,331
Standard Pacific Corp. (Home Builders)	8,854	49,051
Standex International Corp. (Miscellaneous Manufacturing)	1,631	33,729
StarTek, Inc. (Commercial Services)	1,631	16,522
Stein Mart, Inc. (Retail)	3,728	28,370
Sterling Bancorp (Banks)	2,563	35,882
Sterling Bancshares, Inc. (Banks)	5,592	63,805
Sterling Financial Corp. (Savings & Loans)	2,563	68,970
Stewart Information Services Corp. (Insurance)	2,563	87,834
Stratasys, Inc. * (Computers)	932	25,686
Sturm, Ruger & Co., Inc. * (Miscellaneous Manufacturing)	2,563	45,903
Superior Industries International, Inc. (Auto Parts & Equipment)	3,029	65,699
Superior Well Services, Inc. * (Oil & Gas Services)	932	21,184
Supertex, Inc. * (Semiconductors)	1,165	46,460
Susquehanna Bancshares, Inc. (Banks)	7,223	145,182
SWS Group, Inc. (Diversified Financial Services)	3,495	61,827
Sykes Enterprises, Inc. * (Computers)	2,796	46,442
Symmetricom, Inc. * (Telecommunications)	6,291	29,568
Symmetry Medical, Inc. * (Healthcare - Products)	4,660	77,822
SYNNEX Corp. * (Software)	932	19,162
Tanger Factory Outlet Centers, Inc. (REIT)	4,194	170,234
Technitrol, Inc. (Electronics)	3,728	100,470
Teledyne Technologies, Inc. * (Aerospace/Defense)	2,563	136,839
Tetra Tech, Inc. * (Environmental Control)	4,893	103,340
TETRA Technologies, Inc. * (Oil & Gas Services)	3,961	83,736
Texas Industries, Inc. (Building Materials)	3,728	292,648
Texas Roadhouse, Inc. - Class A * (Retail)	3,262	38,165
The Cato Corp. - Class A (Retail)	2,097	42,863
The Finish Line, Inc. - Class A (Retail)	2,563	11,123
The Great Atlantic & Pacific Tea Co., Inc. * (Food)	2,796	85,166
The Hain Celestial Group, Inc. * (Food)	2,796	89,835
The Knot, Inc. * (Internet)	1,398	29,721
The Men’s Wearhouse, Inc. (Retail)	3,029	153,025
The Pep Boys - Manny, Moe & Jack (Retail)	7,456	104,608
The Standard Register Co. (Household Products/Wares)	1,631	20,730
The Steak n Shake Co. * (Retail)	1,631	24,481
Theragenics Corp. * (Pharmaceuticals)	4,660	20,923
THQ, Inc. * (Software)	3,262	81,485
Tollgrade Communications, Inc. * (Telecommunications)	1,864	18,864
Tower Group, Inc. (Insurance)	1,398	36,600
TradeStation Group, Inc. * (Diversified Financial Services)	2,097	24,472
Tredegar Corp. (Miscellaneous Manufacturing)	3,728	64,308
TreeHouse Foods, Inc. * (Food)	1,864	50,421
Triad Guaranty, Inc. * (Insurance)	466	8,840
Triarc Cos., Inc. (Retail)	5,592	69,956
Triumph Group, Inc. (Aerospace/Defense)	2,330	190,384
Tronox, Inc. - Class B (Chemicals)	5,592	50,496

See accompanying notes to the Schedules of Portfolio Investments.

TrustCo Bank Corp. NY (Banks)	10,252	112,054
TTM Technologies, Inc. * (Electronics)	3,262	37,741
Tuesday Morning Corp. (Retail)	1,631	14,663
UGI Corp. (Gas)	14,446	375,307
UIL Holdings Corp. (Electric)	3,495	110,092
Ultratech Stepper, Inc. * (Semiconductors)	3,262	45,211
Umpqua Holdings Corp. (Banks)	4,194	83,922
UniFirst Corp. (Textiles)	932	34,913
Unisource Energy Corp. (Electric)	4,893	146,252
United Bankshares, Inc. (Banks)	5,126	156,035
United Community Banks, Inc. (Banks)	2,330	57,132
United Fire & Casualty Co. (Insurance)	1,398	54,648
United Online, Inc. (Internet)	9,087	136,396
United Stationers, Inc. * (Distribution/Wholesale)	4,194	232,851
Universal Electronics, Inc. * (Home Furnishings)	932	30,290
Universal Forest Products, Inc. (Building Materials)	2,563	76,634
Universal Technical Institute, Inc. * (Commercial Services)	2,097	37,746
URS Corp. * (Engineering & Construction)	7,223	407,738
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,165	98,850
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,524	349,164
Veeco Instruments, Inc. * (Semiconductors)	4,194	81,280
Viad Corp. (Commercial Services)	3,029	109,044
ViaSat, Inc. * (Telecommunications)	1,631	50,284
Vicor Corp. (Electrical Components & Equipment)	2,796	33,888
ViroPharma, Inc. * (Pharmaceuticals)	4,893	43,548
Vital Signs, Inc. (Healthcare - Products)	466	24,297
Volcom, Inc. * (Apparel)	699	29,721
Volt Information Sciences, Inc. * (Commercial Services)	1,631	28,771
Wabash National Corp. (Auto Manufacturers)	4,194	47,350
Watsco, Inc. (Distribution/Wholesale)	2,097	97,364
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,631	73,297
Watts Water Technologies, Inc. - Class A (Electronics)	2,097	64,378
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	6,058	67,547
WD-40 Co. (Household Products/Wares)	1,165	39,773
Whitney Holding Corp. (Banks)	9,087	239,715
Wintrust Financial Corp. (Banks)	1,165	49,734
WMS Industries, Inc. * (Leisure Time)	2,796	92,548
Wolverine World Wide, Inc. (Apparel)	2,796	76,610
Woodward Governor Co. (Electronics)	2,563	159,931
World Fuel Services Corp. (Retail)	1,398	57,052
X-Rite, Inc. (Electronics)	2,563	37,010
Zenith National Insurance Corp. (Insurance)	2,097	94,134
Zumiez, Inc. * (Retail)	699	31,015

TOTAL COMMON STOCKS
(Cost $29,016,734)		39,974,326

	Principal
	Amount

Repurchase Agreements (1.0%)
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $421,163 (Collateralized by $426,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $429,427)	$421,000	421,000

TOTAL REPURCHASE AGREEMENTS
(Cost $421,000)		421,000

TOTAL INVESTMENT SECURITIES
(Cost $29,437,734)—100.6%		40,395,326
Net other assets (liabilities) — (0.6)%		(247,376)

NET ASSETS — 100.0%		$40,147,950

*	Non-income producing security

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.3%
Aerospace/Defense	2.3%
Agriculture	0.2%
Airlines	0.8%
Apparel	0.9%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	7.0%
Beverages	NM
Biotechnology	0.8%
Building Materials	2.1%
Chemicals	2.5%
Coal	0.6%
Commercial Services	5.0%
Computers	1.0%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.0%
Electric	2.6%
Electrical Components & Equipment	1.2%
Electronics	5.0%
Engineering & Construction	3.4%
Entertainment	0.5%

See accompanying notes to the Schedules of Portfolio Investments.

Environmental Control	0.3%
Food	3.1%
Forest Products & Paper	1.1%
Gas	5.2%
Hand/Machine Tools	1.0%
Healthcare - Products	1.9%
Healthcare - Services	1.3%
Home Builders	0.9%
Home Furnishings	0.6%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	2.2%
Internet	1.6%
Iron/Steel	0.5%
Leisure Time	0.5%
Lodging	0.1%
Machinery - Construction & Mining	0.3%
Machinery-Diversified	2.4%
Media	0.2%
Metal Fabricate/Hardware	1.7%
Mining	1.4%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Oil & Gas	0.6%
Oil & Gas Services	1.7%
Packaging & Containers	0.1%
Pharmaceuticals	0.9%
REIT	6.7%
Retail	6.3%
Savings & Loans	1.4%
Semiconductors	4.6%
Software	2.5%
Telecommunications	2.7%
Textiles	0.5%
Toys/Games/Hobbies	0.3%
Transportation	1.7%
Water	0.2%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (101.0%)
A.S.V., Inc. * (Auto Manufacturers)	6,003	$84,222
Aaron Rents, Inc. (Commercial Services)	8,004	178,489
Actel Corp. * (Semiconductors)	2,001	21,471
Acuity Brands, Inc. (Miscellaneous Manufacturing)	5,336	269,361
Administaff, Inc. (Commercial Services)	2,001	72,636
Alabama National BanCorp (Banks)	2,001	155,918
Allscripts Healthcare Solutions, Inc. * (Software)	6,003	162,261
Amedisys, Inc. * (Healthcare - Services)	7,337	281,888
American Medical Systems Holdings, Inc. * (Healthcare - Products)	20,010	339,169
AMERIGROUP Corp. * (Healthcare - Services)	5,336	183,985
AMIS Holdings, Inc. * (Semiconductors)	18,009	174,867
AMN Healthcare Services, Inc. * (Commercial Services)	9,338	174,901
AmSurg Corp. * (Healthcare - Services)	8,671	200,040
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	2,668	72,036
Ansoft Corp. * (Computers)	3,335	109,988
ANSYS, Inc. * (Software)	21,344	729,324
AptarGroup, Inc. (Miscellaneous Manufacturing)	10,672	404,149
Arbitron, Inc. (Commercial Services)	4,669	211,692
ArQule, Inc. * (Biotechnology)	2,668	19,023
Arris Group, Inc. * (Telecommunications)	6,003	74,137
ArthroCare Corp. * (Healthcare - Products)	7,337	410,065
Astec Industries, Inc. * (Machinery - Construction & Mining)	1,334	76,638
ATMI, Inc. * (Semiconductors)	3,335	99,216
Atwood Oceanics, Inc. * (Oil & Gas)	3,335	255,328
Authorize.Net Holdings, Inc. * (Internet)	2,668	47,037
Avid Technology, Inc. * (Software)	3,335	90,312
Bankrate, Inc. * (Commercial Services)	3,335	153,810
BankUnited Financial Corp. - Class A (Savings & Loans)	4,002	62,191
Bel Fuse, Inc. - Class B (Electronics)	1,334	46,236
Big 5 Sporting Goods Corp. (Retail)	2,001	37,419
Biolase Technology, Inc. * (Healthcare - Products)	6,670	45,623
Blackbaud, Inc. (Software)	12,006	303,031
Blue Coat Systems, Inc. * (Internet)	1,334	105,066
Blue Nile, Inc. * (Internet)	1,334	125,556
Boston Beer Co., Inc. - Class A * (Beverages)	2,001	97,369
Boston Private Financial Holdings Inc. (Banks)	5,336	148,554
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	4,669	84,976
Brady Corp. - Class A (Electronics)	6,670	239,320
Bright Horizons Family Solutions, Inc. * (Commercial Services)	7,337	314,317
Bristow Group, Inc. * (Transportation)	3,335	145,773
Brown Shoe Co., Inc. (Retail)	4,669	90,579
Brush Engineered Materials, Inc. * (Mining)	1,334	69,221
C-COR, Inc. * (Telecommunications)	3,335	38,319
Cabela’s, Inc. * (Retail)	4,669	110,422
Cabot Microelectronics Corp. * (Chemicals)	6,670	285,142
Cabot Oil & Gas Corp. (Oil & Gas)	26,680	938,069
CACI International, Inc. - Class A * (Computers)	8,671	443,001
California Pizza Kitchen, Inc. * (Retail)	4,669	82,034
Captaris, Inc. * (Software)	2,001	10,585
CARBO Ceramics, Inc. (Oil & Gas Services)	6,003	304,532
Cascade Bancorp (Banks)	8,004	178,169
Cascade Corp. (Machinery-Diversified)	1,334	86,937
Cash America International, Inc. (Retail)	5,336	200,634
Catapult Communications Corp. * (Computers)	1,334	10,192
CEC Entertainment, Inc. * (Retail)	9,338	250,912
Centene Corp. * (Healthcare - Services)	6,003	129,125
Central Garden & Pet Co. - Class A * (Household Products/Wares)	6,003	53,907
Ceradyne, Inc. * (Miscellaneous Manufacturing)	7,337	555,704
Charlotte Russe Holding, Inc. * (Retail)	5,336	78,119
Chattem, Inc. * (Cosmetics/Personal Care)	3,335	235,184
Checkpoint Systems, Inc. * (Electronics)	4,669	123,215
Christopher & Banks Corp. (Retail)	10,672	129,345
Clarcor, Inc. (Miscellaneous Manufacturing)	8,671	296,635
Coinstar, Inc. * (Commercial Services)	8,004	257,489
Comtech Telecommunications Corp. * (Telecommunications)	6,670	356,778
Concur Technologies, Inc. * (Software)	6,670	210,238
CONMED Corp. * (Healthcare - Products)	2,668	74,677
Cooper Cos., Inc. (Healthcare - Products)	12,673	664,319
Corn Products International, Inc. (Food)	8,004	367,143
Corus Bankshares, Inc. (Banks)	2,001	26,053
Crocs, Inc. * (Apparel)	18,676	1,255,961
Cross Country Healthcare, Inc. * (Commercial Services)	3,335	58,262
CryoLife, Inc. * (Biotechnology)	2,001	18,909
Cubic Corp. (Electronics)	2,668	112,510
Curtiss-Wright Corp. (Aerospace/Defense)	12,673	601,967
Cyberonics, Inc. * (Healthcare - Products)	3,335	46,490
CyberSource Corp. * (Internet)	3,335	38,986
Cymer, Inc. * (Electronics)	4,002	153,637
Daktronics, Inc. (Electronics)	8,671	236,025
Deckers Outdoor Corp. * (Apparel)	3,335	366,183
Delphi Financial Group, Inc. - Class A (Insurance)	7,337	296,562

See accompanying notes to the Schedules of Portfolio Investments.

Deltic Timber Corp. (Forest Products & Paper)	1,334	75,931
Diodes, Inc. * (Semiconductors)	8,004	256,928
Dionex Corp. * (Electronics)	5,336	423,999
Ditech Networks, Inc. * (Telecommunications)	2,001	10,545
DJO, Inc. * (Healthcare - Products)	4,002	196,498
Dress Barn, Inc. * (Retail)	13,340	226,913
Drew Industries, Inc. * (Building Materials)	5,336	217,068
Drill-Quip, Inc. * (Oil & Gas Services)	3,335	164,582
DSP Group, Inc. * (Semiconductors)	5,336	84,469
East West Bancorp, Inc. (Banks)	17,342	623,618
EDO Corp. (Aerospace/Defense)	2,668	149,435
El Paso Electric Co. * (Electric)	4,669	107,994
Energen Corp. (Gas)	12,673	723,882
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	3,335	135,401
Enzo Biochem, Inc. * (Biotechnology)	3,335	37,852
Epicor Software Corp. * (Software)	10,005	137,769
EPIQ Systems, Inc. * (Software)	6,003	112,976
Essex Property Trust, Inc. (REIT)	2,668	313,677
Esterline Technologies Corp. * (Aerospace/Defense)	2,668	152,209
FactSet Research Systems, Inc. (Computers)	10,672	731,566
FARO Technologies, Inc. * (Electronics)	3,335	147,240
FEI Co. * (Electronics)	3,335	104,819
First Cash Financial Services, Inc. * (Retail)	6,003	140,590
First Midwest Bancorp, Inc. (Banks)	5,336	182,278
FirstFed Financial Corp. * (Savings & Loans)	2,668	132,199
FLIR Systems, Inc. * (Electronics)	18,676	1,034,464
Forward Air Corp. (Transportation)	8,671	258,222
Fossil, Inc. * (Household Products/Wares)	12,673	473,463
Franklin Bank Corp. Houston * (Savings & Loans)	6,670	61,364
Frontier Financial Corp. (Banks)	6,003	140,050
Gardner Denver, Inc. * (Machinery-Diversified)	8,004	312,156
GenCorp, Inc. * (Aerospace/Defense)	7,337	87,751
General Communication, Inc. - Class A * (Telecommunications)	12,673	153,850
Genesco, Inc. * (Retail)	4,669	215,381
Glacier Bancorp, Inc. (Banks)	8,004	180,250
Greatbatch, Inc. * (Electrical Components & Equipment)	6,003	159,620
Griffon Corp. * (Miscellaneous Manufacturing)	4,002	60,430
Guitar Center, Inc. * (Retail)	8,004	474,637
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,334	51,212
Haemonetics Corp. * (Healthcare - Products)	4,669	230,742
Hanmi Financial Corp. (Banks)	6,670	103,318
Harmonic, Inc. * (Telecommunications)	6,003	63,692
Headwaters, Inc. * (Energy - Alternate Sources)	12,006	178,649
Healthcare Services Group, Inc. (Commercial Services)	6,670	135,201
HealthExtras, Inc. * (Pharmaceuticals)	8,671	241,314
Healthways, Inc. * (Healthcare - Services)	10,005	539,970
Heartland Express, Inc. (Transportation)	16,675	238,119
Heidrick & Struggles International, Inc. * (Commercial Services)	1,334	48,624
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	26,680	1,132,833
Hibbett Sports, Inc. * (Retail)	8,671	215,041
Hilb, Rogal, and Hobbs Co. (Insurance)	10,005	433,517
Hologic, Inc. * (Healthcare - Products)	14,674	895,114
Hornbeck Offshore Services, Inc. * (Oil & Gas Services)	5,336	195,831
Hot Topic, Inc. * (Retail)	12,673	94,541
Hub Group, Inc. - Class A * (Transportation)	4,002	120,180
Hutchinson Technology, Inc. * (Computers)	4,002	98,449
Iconix Brand Group, Inc. * (Apparel)	4,669	111,076
ICU Medical, Inc. * (Healthcare - Products)	4,002	155,078
IDEXX Laboratories, Inc. * (Healthcare - Products)	8,671	950,255
IHOP Corp. (Retail)	2,001	126,723
Immucor, Inc. * (Healthcare - Products)	19,343	691,512
Independent Bank Corp. (Banks)	3,335	36,852
Infinity Property & Casualty Corp. (Insurance)	5,336	214,614
Informatica Corp. * (Software)	10,005	157,078
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	3,335	50,792
Integra LifeSciences Holdings * (Biotechnology)	5,336	259,223
Interface, Inc. - Class A (Office Furnishings)	4,002	72,236
Intevac, Inc. * (Machinery-Diversified)	2,001	30,415
inVentiv Health, Inc. * (Advertising)	2,668	116,912
Investment Technology Group, Inc. * (Diversified Financial Services)	12,673	544,686
ION Geophysical Corp. * (Oil & Gas Services)	5,336	73,797
Itron, Inc. * (Electronics)	8,671	807,010
J & J Snack Foods Corp. (Food)	2,001	69,675
j2 Global Communications, Inc. * (Internet)	14,007	458,449
Jack in the Box, Inc. * (Retail)	10,005	648,724
JDA Software Group, Inc. * (Software)	2,668	55,121
Jos. A. Bank Clothiers, Inc. * (Retail)	5,336	178,329
K-Swiss, Inc. - Class A (Apparel)	7,337	168,091
Kaydon Corp. (Metal Fabricate/Hardware)	3,335	173,387
Kendle International, Inc. * (Commercial Services)	1,334	55,401
Kensey Nash Corp. * (Healthcare - Products)	3,335	87,077
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	2,668	127,424
Kilroy Realty Corp. (REIT)	2,668	161,761
Kirby Corp. * (Transportation)	14,674	647,710

See accompanying notes to the Schedules of Portfolio Investments.

Knight Transportation, Inc. (Transportation)	16,008	275,498
Kopin Corp. * (Semiconductors)	6,670	25,413
Labor Ready, Inc. * (Commercial Services)	6,670	123,462
Landstar System, Inc. (Transportation)	16,008	671,856
LCA-Vision, Inc. (Healthcare - Products)	2,668	78,413
LHC Group, Inc. * (Healthcare - Services)	2,001	42,961
LifeCell Corp. * (Biotechnology)	6,003	225,533
Lindsay Manufacturing Co. (Machinery-Diversified)	2,001	87,604
Lithia Motors, Inc. - Class A (Retail)	1,334	22,758
Littelfuse, Inc. * (Electrical Components & Equipment)	2,668	95,221
LKQ Corp. * (Distribution/Wholesale)	12,673	441,147
LoJack Corp. * (Electronics)	3,335	63,232
Lufkin Industries, Inc. (Oil & Gas Services)	2,001	110,095
MagneTek, Inc. * (Electrical Components & Equipment)	2,668	12,806
Maidenform Brands, Inc. * (Apparel)	2,668	42,368
Manhattan Associates, Inc. * (Computers)	8,004	219,390
Manitowoc Co. (Machinery-Diversified)	34,684	1,535,808
Mannatech, Inc. (Pharmaceuticals)	2,001	16,208
ManTech International Corp. - Class A * (Software)	5,336	191,989
MarineMax, Inc. * (Retail)	2,668	38,846
Martek Biosciences Corp. * (Biotechnology)	5,336	154,904
Matria Healthcare, Inc. * (Healthcare - Services)	2,668	69,795
Matrix Service Co. * (Oil & Gas Services)	4,002	83,842
MAXIMUS, Inc. (Commercial Services)	2,668	116,271
Mentor Corp. (Healthcare - Products)	10,005	460,730
Mercury Computer Systems, Inc. * (Computers)	4,002	41,141
Meridian Bioscience, Inc. (Healthcare - Products)	4,002	121,341
Merit Medical Systems, Inc. * (Healthcare - Products)	8,004	103,892
Meritage Homes Corp. * (Home Builders)	6,003	84,762
MGI Pharma, Inc. * (Pharmaceuticals)	12,673	352,056
Micros Systems, Inc. * (Computers)	11,339	737,829
Microsemi Corp. * (Semiconductors)	8,671	241,747
Mobile Mini, Inc. * (Storage/Warehousing)	10,005	241,721
Monarch Casino & Resort, Inc. * (Lodging)	2,668	75,905
Moog, Inc. - Class A * (Aerospace/Defense)	6,003	263,772
Movado Group, Inc. (Retail)	2,001	63,872
MTS Systems Corp. (Computers)	2,668	110,989
Multimedia Games, Inc. * (Leisure Time)	8,004	68,194
Napster, Inc. * (Software)	4,002	13,087
Nara Bancorp, Inc. (Banks)	6,003	93,767
NATCO Group, Inc. - Class A * (Oil & Gas Services)	2,001	103,552
NCI Building Systems, Inc. * (Building Materials)	2,001	86,463
NETGEAR, Inc. * (Telecommunications)	9,338	284,062
Network Equipment Technologies, Inc. * (Telecommunications)	2,001	29,015
Novatel Wireless, Inc. * (Telecommunications)	2,001	45,323
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	6,670	106,253
Oceaneering International, Inc. * (Oil & Gas Services)	15,341	1,162,848
Odyssey Healthcare, Inc. * (Healthcare - Services)	10,005	96,148
Old Dominion Freight Line, Inc. * (Transportation)	4,669	111,916
Omnicell, Inc. * (Software)	4,002	114,217
On Assignment, Inc. * (Commercial Services)	3,335	31,149
optionsXpress Holdings, Inc. (Diversified Financial Services)	11,339	296,401
Oxford Industries, Inc. (Apparel)	2,001	72,276
P.F. Chang’s China Bistro, Inc. * (Retail)	7,337	217,175
Palomar Medical Technologies, Inc. * (Healthcare - Products)	2,001	57,008
Panera Bread Co. - Class A * (Retail)	8,671	353,777
Papa John’s International, Inc. * (Retail)	6,670	163,015
PAREXEL International Corp. * (Commercial Services)	4,002	165,163
PC-Tel, Inc. * (Internet)	1,334	10,125
Pediatrix Medical Group, Inc. * (Healthcare - Services)	14,007	916,338
Peet’s Coffee & Tea, Inc. * (Beverages)	2,668	74,464
Penn Virginia Corp. (Oil & Gas)	10,672	469,355
Perficient, Inc. * (Internet)	3,335	72,936
PetMed Express, Inc. * (Pharmaceuticals)	6,670	93,447
Petroleum Development * (Oil & Gas)	4,002	177,489
Pharmanet Development Group, Inc. * (Commercial Services)	5,336	154,904
PharMerica Corp. * (Pharmaceuticals)	4,669	69,661
Phase Forward, Inc. * (Software)	3,335	66,733
Philadelphia Consolidated Holding Corp. * (Insurance)	16,008	661,771
Phoenix Technologies, Ltd. * (Software)	2,668	28,574
Pioneer Drilling Co. * (Oil & Gas)	2,668	32,496
Polaris Industries, Inc. (Leisure Time)	8,004	349,134
PolyMedica Corp. (Healthcare - Products)	6,670	350,308
Pool Corp. (Distribution/Wholesale)	14,674	366,557
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	4,669	247,784
Possis Medical, Inc. * (Healthcare - Products)	4,669	63,265
Pre-Paid Legal Services, Inc. * (Commercial Services)	2,668	147,967
PrivateBancorp, Inc. (Banks)	5,336	185,906
ProAssurance Corp. * (Insurance)	6,003	323,382

See accompanying notes to the Schedules of Portfolio Investments.

Progress Software Corp. * (Software)	6,670	202,101
Prosperity Bancshares, Inc. (Banks)	6,003	199,059
PS Business Parks, Inc. (REIT)	2,001	113,757
PSS World Medical, Inc. * (Healthcare - Products)	7,337	140,357
QIAGEN N.V. ADR * (Biotechnology)	32,720	635,095
Quality Systems, Inc. (Software)	4,669	171,025
Quiksilver, Inc. * (Apparel)	34,017	486,443
Ralcorp Holdings, Inc. * (Food)	4,669	260,624
RC2 Corp.* (Toys/Games/Hobbies)	4,002	110,815
Red Robin Gourmet Burgers, Inc. * (Retail)	2,001	85,843
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	10,672	189,962
Respironics, Inc. * (Healthcare - Products)	20,677	993,116
Rewards Network, Inc. * (Commercial Services)	7,337	35,584
RLI Corp. (Insurance)	4,002	226,993
Robbins & Myers, Inc. (Machinery-Diversified)	2,001	114,637
Rogers Corp. * (Electronics)	2,668	109,895
RTI International Metals, Inc. * (Mining)	2,668	211,466
Rudolph Technologies, Inc. * (Semiconductors)	2,668	36,898
Ruth’s Chris Steak House, Inc. * (Retail)	2,668	38,019
Sanderson Farms, Inc. (Food)	4,669	194,557
Savient Pharmaceuticals, Inc. * (Biotechnology)	4,669	67,934
ScanSource, Inc. * (Distribution/Wholesale)	7,337	206,243
School Specialty, Inc. * (Retail)	2,001	69,295
Sciele Pharma, Inc. * (Pharmaceuticals)	8,004	208,264
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,001	190,295
Secure Computing Corp. * (Internet)	10,005	97,349
Select Comfort Corp. * (Retail)	9,338	130,265
Shuffle Master, Inc. * (Entertainment)	10,005	149,575
SI International, Inc. * (Computers)	667	19,056
Sierra Health Services, Inc. * (Healthcare - Services)	16,008	675,378
Signature Bank * (Banks)	4,669	164,489
Simpson Manufacturing Co., Inc. (Building Materials)	10,672	339,903
Skechers U.S.A., Inc. - Class A * (Apparel)	4,002	88,444
Smith Micro Software, Inc. * (Software)	2,668	42,848
Sonic Corp. * (Retail)	20,010	468,234
Sonic Solutions * (Electronics)	3,335	34,917
Southern Union Co. (Gas)	14,007	435,758
SPSS, Inc. * (Software)	2,001	82,321
St. Mary Land & Exploration Co. (Oil & Gas)	17,342	618,589
Stage Stores, Inc. (Retail)	12,006	218,869
Stamps.com, Inc. * (Internet)	2,668	31,936
Standard Microsystems Corp. * (Semiconductors)	2,668	102,505
Sterling Bancshares, Inc. (Banks)	8,004	91,326
Sterling Financial Corp. (Savings & Loans)	6,670	179,490
Stone Energy Corp. * (Oil & Gas)	8,004	320,240
Stratasys, Inc. * (Computers)	4,002	110,295
Sunrise Assisted Living, Inc. * (Healthcare - Services)	12,673	448,244
Superior Well Services, Inc. * (Oil & Gas Services)	2,001	45,483
Supertex, Inc. * (Semiconductors)	1,334	53,200
SurModics, Inc. * (Healthcare - Products)	4,669	228,828
Swift Energy Co. * (Oil & Gas)	8,671	354,817
Sykes Enterprises, Inc. * (Computers)	2,668	44,315
Synaptics, Inc. * (Computers)	7,337	350,415
SYNNEX Corp. * (Software)	2,668	54,854
Take-Two Interactive Software, Inc. * (Software)	20,677	353,163
Technitrol, Inc. (Electronics)	4,002	107,854
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,669	249,278
Tetra Tech, Inc. * (Environmental Control)	6,003	126,783
TETRA Technologies, Inc. * (Oil & Gas Services)	12,673	267,907
Texas Roadhouse, Inc. - Class A * (Retail)	8,004	93,647
The Cato Corp. - Class A (Retail)	4,669	95,434
The Children’s Place Retail Stores, Inc. * (Retail)	6,670	161,948
The Finish Line, Inc. - Class A (Retail)	6,670	28,948
The Gymboree Corp. * (Apparel)	8,671	305,566
The Hain Celestial Group, Inc. * (Food)	5,336	171,446
The Knot, Inc. * (Internet)	2,668	56,722
The Men’s Wearhouse, Inc. (Retail)	8,671	438,059
The Nautilus Group, Inc. (Leisure Time)	8,671	69,108
The Steak n Shake Co. * (Retail)	4,669	70,082
THQ, Inc. * (Software)	11,339	283,248
Toro Co. (Housewares)	11,339	667,073
Tower Group, Inc. (Insurance)	2,668	69,848
Tractor Supply Co. * (Retail)	10,005	461,130
TradeStation Group, Inc. * (Diversified Financial Services)	2,668	31,136
TreeHouse Foods, Inc. * (Food)	4,669	126,296
Triad Guaranty, Inc. * (Insurance)	2,668	50,612
Triarc Cos., Inc. (Retail)	6,003	75,098
Trimble Navigation, Ltd. * (Electronics)	32,016	1,255,347
TTM Technologies, Inc. * (Electronics)	4,002	46,303
Tuesday Morning Corp. (Retail)	5,336	47,971
Tween Brands, Inc. * (Retail)	9,338	306,660
Tyler Technologies, Inc. * (Computers)	10,005	133,567
UCBH Holdings, Inc. (Banks)	26,680	466,366
Umpqua Holdings Corp. (Banks)	8,004	160,160
UniFirst Corp. (Textiles)	2,001	74,957
Unit Corp. * (Oil & Gas)	13,340	645,656
United Community Banks, Inc. (Banks)	5,336	130,839
United Fire & Casualty Co. (Insurance)	3,335	130,365
United Natural Foods, Inc. * (Food)	12,006	326,803

See accompanying notes to the Schedules of Portfolio Investments.

Universal Electronics, Inc. * (Home Furnishings)	2,001	65,033
Universal Technical Institute, Inc. * (Commercial Services)	2,001	36,018
USANA Health Sciences, Inc. * (Pharmaceuticals)	2,668	116,725
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,668	226,380
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	10,005	535,468
ViaSat, Inc. * (Telecommunications)	4,002	123,382
ViroPharma, Inc. * (Pharmaceuticals)	9,338	83,108
Vital Signs, Inc. (Healthcare - Products)	1,334	69,555
Volcom, Inc. * (Apparel)	2,001	85,083
W-H Energy Services, Inc. * (Oil & Gas Services)	8,671	639,486
Waste Connections, Inc. * (Environmental Control)	18,676	593,150
Watsco, Inc. (Distribution/Wholesale)	2,668	123,875
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	8,671	389,675
Watts Water Technologies, Inc. - Class A (Electronics)	4,002	122,861
WD-40 Co. (Household Products/Wares)	2,668	91,086
Websense, Inc. * (Internet)	12,673	250,038
Wilshire Bancorp, Inc. (Banks)	4,669	51,219
Winnebago Industries, Inc. (Home Builders)	8,671	207,063
Wintrust Financial Corp. (Banks)	4,669	199,320
WMS Industries, Inc. * (Leisure Time)	4,669	154,544
Wolverine World Wide, Inc. (Apparel)	10,005	274,137
Woodward Governor Co. (Electronics)	3,335	208,104
World Acceptance Corp. * (Diversified Financial Services)	4,669	154,451
World Fuel Services Corp. (Retail)	5,336	217,762
X-Rite, Inc. (Electronics)	2,668	38,526
Zale Corp. * (Retail)	7,337	169,778
Zenith National Insurance Corp. (Insurance)	6,003	269,475
Zumiez, Inc. * (Retail)	3,335	147,974

TOTAL COMMON STOCKS
(Cost $59,924,839)		79,284,854

	Principal
	Amount

Repurchase Agreements (0.2%)
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $168,065 (Collateralized by $166,000 Federal National Mortgage Association, 5.00%, 10/15/11, market value $172,271)	$168,000	168,000

TOTAL REPURCHASE AGREEMENTS
(Cost $168,000)		168,000

TOTAL INVESTMENT SECURITIES
(Cost $60,092,839)—101.2%		79,452,854
Net other assets (liabilities) — (1.2)%		(963,525)

NET ASSETS — 100.0%		$78,489,329

*	Non-income producing security
ADR	American Depositary Receipt

ProFunds VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.1%
Aerospace/Defense	1.9%
Apparel	4.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.2%
Banks	4.4%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	0.8%
Chemicals	0.4%
Commercial Services	3.6%
Computers	3.9%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.6%
Electric	0.1%
Electrical Components & Equipment	0.3%
Electronics	6.8%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.1%
Entertainment	0.2%
Environmental Control	1.0%
Food	1.9%
Forest Products & Paper	0.1%
Gas	1.5%

See accompanying notes to the Schedules of Portfolio Investments.

Healthcare - Products	9.6%
Healthcare - Services	4.8%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.8%
Housewares	0.9%
Insurance	3.5%
Internet	1.7%
Leisure Time	0.8%
Lodging	0.1%
Machinery - Construction & Mining	0.1%
Machinery-Diversified	2.7%
Metal Fabricate/Hardware	0.5%
Mining	0.4%
Miscellaneous Manufacturing	2.2%
Office Furnishings	0.1%
Oil & Gas	4.8%
Oil & Gas Services	5.7%
Pharmaceuticals	1.6%
REIT	0.7%
Retail	9.7%
Savings & Loans	0.7%
Semiconductors	1.9%
Software	4.6%
Storage/Warehousing	0.3%
Telecommunications	1.6%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	3.2%
Other**	(1.0)%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (58.7)%
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$462,000	$462,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	462,000	462,000
Federal Home Loan Bank, 3.75%, 10/1/07+	462,000	462,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,386,000)		1,386,000

Repurchase Agreements (39.1%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $462,179 (Collateralized by $462,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 8/3/09 - 4/20/22, market value $471,723)	462,000	462,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $460,178 (Collateralized by $473,000 Federal Home Loan Bank, 4.503%*, 11/16/07, market value $470,158)	460,000	460,000

TOTAL REPURCHASE AGREEMENTS
(Cost $922,000)		922,000

TOTAL INVESTMENT SECURITIES
(Cost $2,308,000)—97.8%		2,308,000
Net other assets (liabilities) — 2.2%		50,981

NET ASSETS — 100.0%		$2,358,981

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest in effect at September 30, 2007.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 10/30/07	$2,356,372	$9,110

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (58.2)%
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$1,041,000	$1,041,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	1,041,000	1,041,000
Federal Home Loan Bank, 3.75%, 10/1/07+	1,041,000	1,041,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,123,000)		3,123,000

Repurchase Agreements (38.8%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $1,041,403 (Collateralized by $1,040,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $1,062,143)	1,041,000	1,041,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $1,037,402 (Collateralized by $1,065,000 Federal Home Loan Bank, 4.503%*, 11/16/07, market value $1,058,600)	1,037,000	1,037,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,078,000)		2,078,000

TOTAL INVESTMENT SECURITIES
(Cost $5,201,000)—97.0%		5,201,000
Net other assets (liabilities) — 3.0%		159,292

NET ASSETS — 100.0%		$5,360,292

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 10/30/07	$5,125,431	$(38,366)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (99.4%)
Aluminum Corp. of China, Ltd. (Mining)	172,458	$12,077,234
American Oriental Bioengineering, Inc. * (Biotechnology)	299,442	3,338,778
AU Optronics Corp. (Electronics)	276,724	4,682,170
Baidu.com, Inc. * (Internet)	28,314	8,201,150
BHP Billiton, Ltd. (Mining)	207,636	16,320,190
CDC Corp. - Class A * (Internet)	373,230	2,735,776
China Life Insurance Co., Ltd. (Insurance)	288,288	24,856,191
China Mobile, Ltd. (Telecommunications)	415,272	34,068,915
China Petroleum and Chemical Corp. (Oil & Gas)	145,860	17,956,824
Chunghwa Telecom Co., Ltd. (Telecommunications)	272,109	5,028,574
CNOOC, Ltd. (Oil & Gas)	72,930	12,137,740
Ctrip.com International, Ltd. (Internet)	94,380	4,888,884
Flextronics International, Ltd. * (Electronics)	335,478	3,750,644
Focus Media Holding, Ltd. * (Advertising)	93,522	5,426,146
HDFC Bank, Ltd. (Banks)	53,196	5,698,887
Home Inns & Hotels Management, Inc. * (Lodging)	99,528	3,463,574
Icici Bank, Ltd. (Banks)	115,830	6,106,558
Infosys Technologies, Ltd. (Software)	111,540	5,397,421
Kookmin Bank (Banks)	65,208	5,346,404
Netease.com, Inc. * (Internet)	191,334	3,233,545
PetroChina Company, Ltd. (Oil & Gas)	174,174	32,241,349
Philippine Long Distance Telephone Co. (Telecommunications)	75,504	4,857,927
POSCO (Iron/Steel)	58,344	10,430,157
Satyam Computer Services, Ltd. (Software)	160,446	4,153,947
SINA Corp. * (Internet)	96,096	4,598,194
SK Telecom Co., Ltd. (Telecommunications)	181,896	5,402,311
Sohu.com, Inc. * (Internet)	132,990	5,015,053
Suntech Power Holdings Co., Ltd. * (Energy - Alternate Sources)	96,954	3,868,465
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	761,684	7,708,242
United Microelectronics Corp. (Semiconductors)	1,305,018	4,685,015

TOTAL COMMON STOCKS
(Cost $164,053,986)		267,676,265

	Principal
	Amount

Repurchase Agreements (1.0%)
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $2,587,002 (Collateralized by $2,548,000 Federal National Mortgage Association, 5.00%, 10/15/11, market value $2,644,258)	$2,586,000	2,586,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,586,000)		2,586,000

TOTAL INVESTMENT SECURITIES
(Cost $166,639,986)—100.4%		270,262,265
Net other assets (liabilities) — (0.4)%		(1,048,805)

NET ASSETS — 100.0%		$269,213,460

As of September 30, 2007, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $1,922,813)	25	$50,538

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising		2.0%
Banks		6.4%
Biotechnology		1.2%
Electronics		3.1%
Energy - Alternate Sources		1.4%
Insurance		9.2%
Internet		10.6%
Iron/Steel		3.9%
Lodging		1.3%
Mining		10.6%
Oil & Gas		23.2%
Semiconductors		4.6%
Software		3.5%
Telecommunications		18.4%
Other**		0.6%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of September 30, 2007:

Australia	6.0%
China	48.0%
Hong Kong	18.2%
India	7.9%
Korea, Republic of	7.9%
Philippines	1.8%
Singapore	1.4%
Taiwan	8.2%
United States**	0.6%

** Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	September 30, 2007
(unaudited)
	Shares	Value

Common Stocks (98.7%)
ABB, Ltd. (Engineering & Construction)	204,204	$5,356,271
Alcatel SA (Telecommunications)	271,320	2,762,038
Alcon, Inc. (Healthcare - Products)	29,988	4,315,873
Arcelor Mittal - Class A (Iron/Steel)	91,392	7,161,477
ASM Lithography Holding NV * (Semiconductors)	119,952	3,941,623
AstraZeneca PLC (Pharmaceuticals)	97,104	4,861,997
Barclays PLC (Banks)	98,532	4,790,626
BP Amoco PLC (Oil & Gas)	139,944	9,705,116
Business Objects SA * (Software)	74,256	3,331,867
Credit Suisse Group (Diversified Financial Services)	72,828	4,830,681
DaimlerChrysler AG (Auto Manufacturers)	64,260	6,438,852
Diageo PLC (Beverages)	52,836	4,635,302
Elan Corp. PLC * (Pharmaceuticals)	195,636	4,116,182
GlaxoSmithKline PLC (Pharmaceuticals)	135,660	7,217,112
HSBC Holdings PLC (Banks)	99,960	9,256,296
Millicom International Cellular SA * (Telecommunications)	35,700	2,995,230
Nokia OYJ (Telecommunications)	229,908	8,720,411
Novartis AG (Pharmaceuticals)	131,376	7,220,425
Rio Tinto PLC (Mining)	17,136	5,884,502
Royal Dutch Shell PLC - Class A (Oil & Gas)	139,944	11,500,598
Ryanair Holdings PLC * (Airlines)	72,828	3,023,090
Sanofi-Aventis (Pharmaceuticals)	142,800	6,057,576
SAP AG (Software)	97,104	5,697,092
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	45,696	3,380,590
Siemens AG (Miscellaneous Manufacturing)	49,980	6,859,755
Telefonaktiebolaget LM Ericsson (Telecommunications)	122,808	4,887,758
Tenaris SA (Iron/Steel)	78,540	4,132,775
Total Fina SA (Oil & Gas)	109,956	8,909,735
UBS AG (Diversified Financial Services)	107,100	5,703,075
Vodafone Group PLC (Telecommunications)	258,468	9,382,388

TOTAL COMMON STOCKS
(Cost $130,403,993)		177,076,313

	Principal
	Amount

Repurchase Agreements (1.4%)
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $2,561,992 (Collateralized by $2,522,000 Federal National Mortgage Association, 5.00%, 10/15/11, market value $2,617,276)	$2,561,000	2,561,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,561,000)		2,561,000

TOTAL INVESTMENT SECURITIES
(Cost $132,964,993)—100.1%		179,637,313
Net other assets (liabilities) — (0.1)%		(221,423)

NET ASSETS — 100.0%		$179,415,890

As of September 30, 2007, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $1,922,813)	25	$50,569

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Airlines	1.7%
Auto Manufacturers	3.6%
Banks	7.8%
Beverages	2.6%
Diversified Financial Services	5.9%
Engineering & Construction	3.0%
Healthcare - Products	2.4%
Iron/Steel	6.3%
Mining	3.3%
Miscellaneous Manufacturing	3.8%
Oil & Gas	16.8%
Pharmaceuticals	18.3%
Semiconductors	2.2%
Software	5.0%
Telecommunications	16.0%
Other**	1.3%

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of September 30, 2007:

Finland	4.9%
France	11.7%

See accompanying notes to the Schedules of Portfolio Investments.

Germany	10.6%
Ireland	4.0%
Luxembourg	4.0%
Netherlands	6.2%
Sweden	2.7%
Switzerland	15.3%
United Kingdom	39.3%
United States**	1.3%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (57.2)%
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07	$8,245,000	$8,245,000
Federal Farm Credit Bank, 3.75%, 10/1/07	8,245,000	8,245,000
Federal Home Loan Bank, 3.75%, 10/1/07	8,245,000	8,245,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,735,000)		24,735,000

Repurchase Agreements (38.1%)
HSBC, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $8,248,195 (Collateralized by $8,230,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $8,405,230)	8,245,000	8,245,000
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $8,243,193 (Collateralized by $8,445,000 Federal National Mortgage Association, 4.659%*, 10/31/07, market value $8,409,576)	8,240,000	8,240,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,485,000)		16,485,000

TOTAL INVESTMENT SECURITIES
(Cost $41,220,000)—95.3%		41,220,000
Net other assets (liabilities) — 4.7%		2,050,221

NET ASSETS — 100.0%		$43,270,221

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Nikkei 225 Futures Contract expiring December 2007 (Underlying face amount at value $43,034,650)	514	$1,890,071

*	Represents the effective yield or interest rate in effect at September 30, 2007.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (76.3%)
3M Co. (Miscellaneous Manufacturing)	2,096	$196,144
Abbott Laboratories (Pharmaceuticals)	4,512	241,933
Abercrombie & Fitch Co. - Class A (Retail)	256	20,659
ACE, Ltd. ADR (Insurance)	960	58,147
Adobe Systems, Inc. * (Software)	1,712	74,746
Advanced Micro Devices, Inc. * (Semiconductors)	1,600	21,120
Aetna, Inc. (Healthcare - Services)	1,488	80,754
Affiliated Computer Services, Inc. - Class A * (Computers)	288	14,469
AFLAC, Inc. (Insurance)	1,424	81,225
Agilent Technologies, Inc. * (Electronics)	1,136	41,896
Air Products & Chemicals, Inc. (Chemicals)	624	61,002
Akamai Technologies, Inc. * (Internet)	480	13,790
Alcoa, Inc. (Mining)	2,576	100,773
Allegheny Energy, Inc. * (Electric)	480	25,085
Allegheny Technologies, Inc. (Iron/Steel)	304	33,425
Allergan, Inc. (Pharmaceuticals)	896	57,765
Allied Waste Industries, Inc. * (Environmental Control)	848	10,812
Allstate Corp. (Insurance)	1,712	97,909
Alltel Corp. (Telecommunications)	1,024	71,352
Altera Corp. (Semiconductors)	1,040	25,043
Altria Group, Inc. (Agriculture)	6,160	428,305
Amazon.com, Inc. * (Internet)	896	83,462
Ambac Financial Group, Inc. (Insurance)	304	19,125
Ameren Corp. (Electric)	608	31,920
American Capital Strategies, Ltd. (Investment Companies)	544	23,245
American Electric Power, Inc. (Electric)	1,168	53,821
American Express Co. (Diversified Financial Services)	3,456	205,183
American International Group, Inc. (Insurance)	7,488	506,563
American Standard Cos. (Building Materials)	528	18,807
Ameriprise Financial, Inc. (Diversified Financial Services)	688	43,420
AmerisourceBergen Corp. (Pharmaceuticals)	528	23,934
Amgen, Inc. * (Biotechnology)	3,168	179,214
Anadarko Petroleum Corp. (Oil & Gas)	1,360	73,100
Analog Devices, Inc. (Semiconductors)	912	32,978
Anheuser-Busch Cos., Inc. (Beverages)	2,192	109,578
AON Corp. (Insurance)	848	37,999
Apache Corp. (Oil & Gas)	976	87,899
Apartment Investment and Management Co. - Class A (REIT)	288	12,997
Apollo Group, Inc. - Class A * (Commercial Services)	416	25,022
Apple Computer, Inc. * (Computers)	2,544	390,606
Applera Corp. - Applied Biosystems Group (Electronics)	528	18,290
Applied Materials, Inc. (Semiconductors)	4,032	83,462
Archer-Daniels-Midland Co. (Agriculture)	1,888	62,455
Archstone-Smith Trust (REIT)	656	39,452
Ashland, Inc. (Chemicals)	160	9,634
Assurant, Inc. (Insurance)	288	15,408
AT&T, Inc. (Telecommunications)	17,824	754,133
Autodesk, Inc. * (Software)	672	33,580
Automatic Data Processing, Inc. (Software)	1,552	71,283
AutoNation, Inc. * (Retail)	448	7,939
AutoZone, Inc. * (Retail)	128	14,866
Avalonbay Communities, Inc. (REIT)	240	28,334
Avaya, Inc. * (Telecommunications)	1,328	22,523
Avery Dennison Corp. (Household Products/Wares)	304	17,334
Avon Products, Inc. (Cosmetics/Personal Care)	1,264	47,438
Baker Hughes, Inc. (Oil & Gas Services)	928	83,863
Ball Corp. (Packaging & Containers)	304	16,340
Bank of America Corp. (Banks)	12,960	651,499
Bank of New York Mellon Corp. (Banks)	2,986	131,802
Bard (C.R.), Inc. (Healthcare - Products)	304	26,810
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	320	18,211
Bausch & Lomb, Inc. (Healthcare - Products)	160	10,240
Baxter International, Inc. (Healthcare - Products)	1,888	106,257
BB&T Corp. (Banks)	1,616	65,270
Bear Stearns Cos., Inc. (Diversified Financial Services)	336	41,264
Becton, Dickinson & Co. (Healthcare - Products)	704	57,763
Bed Bath & Beyond, Inc. * (Retail)	800	27,296
Bemis Co., Inc. (Packaging & Containers)	304	8,849
Best Buy Co., Inc. (Retail)	1,168	53,751
Big Lots, Inc. * (Retail)	304	9,071
Biogen Idec, Inc. * (Biotechnology)	848	56,248
BJ Services Co. (Oil & Gas Services)	848	22,514
Black & Decker Corp. (Hand/Machine Tools)	192	15,994
BMC Software, Inc. * (Software)	592	18,488
Boeing Co. (Aerospace/Defense)	2,288	240,217
Boston Properties, Inc. (REIT)	352	36,573
Boston Scientific Corp. * (Healthcare - Products)	3,904	54,461
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,776	166,464
Broadcom Corp. - Class A * (Semiconductors)	1,376	50,141
Brown-Forman Corp. (Beverages)	256	19,177
Brunswick Corp. (Leisure Time)	256	5,852
Burlington Northern Santa Fe Corp. (Transportation)	880	71,430
C.H. Robinson Worldwide, Inc. (Transportation)	512	27,796
CA, Inc. (Software)	1,136	29,218
Campbell Soup Co. (Food)	656	24,272

See accompanying notes to the Schedules of Portfolio Investments.

Capital One Financial Corp. (Diversified Financial Services)	1,216	80,779
Cardinal Health, Inc. (Pharmaceuticals)	1,072	67,032
Carnival Corp. - Class A ADR (Leisure Time)	1,280	61,990
Caterpillar, Inc. (Machinery - Construction & Mining)	1,872	146,821
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	576	16,036
CBS Corp. - Class B (Media)	2,000	63,000
Celgene Corp. * (Biotechnology)	1,120	79,867
CenterPoint Energy, Inc. (Electric)	944	15,132
Centex Corp. (Home Builders)	352	9,353
CenturyTel, Inc. (Telecommunications)	320	14,790
Chesapeake Energy Corp. (Oil & Gas)	1,200	42,312
ChevronTexaco Corp. (Oil & Gas)	6,224	582,442
Chubb Corp. (Insurance)	1,152	61,793
Ciena Corp. * (Telecommunications)	256	9,748
CIGNA Corp. (Insurance)	832	44,337
Cincinnati Financial Corp. (Insurance)	496	21,482
Cintas Corp. (Textiles)	400	14,840
Circuit City Stores, Inc. (Retail)	496	3,923
Cisco Systems, Inc. * (Telecommunications)	17,808	589,623
CIT Group, Inc. (Diversified Financial Services)	560	22,512
Citigroup, Inc. (Diversified Financial Services)	14,544	678,769
Citizens Communications Co. (Telecommunications)	992	14,205
Citrix Systems, Inc. * (Software)	528	21,289
Clear Channel Communications, Inc. (Media)	1,456	54,513
Clorox Co. (Household Products/Wares)	400	24,396
CME Group, Inc. (Diversified Financial Services)	160	93,976
CMS Energy Corp. (Electric)	656	11,034
Coach, Inc. * (Apparel)	1,088	51,430
Coca-Cola Co. (Beverages)	5,808	333,786
Coca-Cola Enterprises, Inc. (Beverages)	832	20,151
Cognizant Technology Solutions Corp. * (Computers)	416	33,184
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,488	106,124
Comcast Corp. - Special Class A * (Media)	9,040	218,587
Comerica, Inc. (Banks)	448	22,973
Commerce Bancorp, Inc. (Banks)	560	21,717
Computer Sciences Corp. * (Computers)	512	28,621
Compuware Corp. * (Software)	880	7,058
ConAgra Foods, Inc. (Food)	1,424	37,209
ConocoPhillips (Oil & Gas)	4,752	417,083
CONSOL Energy, Inc. (Coal)	528	24,605
Consolidated Edison, Inc. (Electric)	784	36,299
Constellation Brands, Inc. * (Beverages)	560	13,558
Constellation Energy Group, Inc. (Electric)	528	45,297
Convergys Corp. * (Commercial Services)	400	6,944
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	544	27,793
Corning, Inc. (Telecommunications)	4,592	113,193
Costco Wholesale Corp. (Retail)	1,280	78,554
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,680	31,937
Coventry Health Care, Inc. * (Healthcare - Services)	464	28,865
Covidien, Ltd. ADR * (Healthcare - Products)	1,456	60,424
CSX Corp. (Transportation)	1,280	54,694
Cummins, Inc. (Machinery-Diversified)	304	38,879
CVS Corp. (Retail)	4,318	171,122
D.R. Horton, Inc. (Home Builders)	800	10,248
Danaher Corp. (Miscellaneous Manufacturing)	720	59,551
Darden Restaurants, Inc. (Retail)	416	17,414
Dean Foods Co. (Food)	384	9,823
Deere & Co. (Machinery-Diversified)	656	97,364
Dell, Inc. * (Computers)	6,640	183,264
Developers Diversified Realty Corp. (REIT)	368	20,560
Devon Energy Corp. (Oil & Gas)	1,296	107,827
Dillards, Inc. - Class A (Retail)	176	3,842
DIRECTV Group, Inc. * (Media)	2,224	53,999
Discover Financial Services * (Diversified Financial Services)	1,370	28,496
Dominion Resources, Inc. (Electric)	848	71,486
Dover Corp. (Miscellaneous Manufacturing)	592	30,162
Dow Jones & Co., Inc. (Media)	192	11,462
DTE Energy Co. (Electric)	496	24,026
Du Pont (Chemicals)	2,688	133,217
Duke Energy Corp. (Electric)	3,680	68,779
Dynegy, Inc. - Class A * (Electric)	1,456	13,453
E* TRADE Financial Corp. * (Diversified Financial Services)	1,248	16,299
Eastman Chemical Co. (Chemicals)	240	16,015
Eastman Kodak Co. (Miscellaneous Manufacturing)	832	22,264
Eaton Corp. (Miscellaneous Manufacturing)	432	42,785
eBay, Inc. * (Internet)	3,328	129,859
Ecolab, Inc. (Chemicals)	512	24,166
Edison International (Electric)	960	53,232
El Paso Corp. (Pipelines)	2,048	34,755
Electronic Arts, Inc. * (Software)	912	51,063
Electronic Data Systems Corp. (Computers)	1,488	32,498
Eli Lilly & Co. (Pharmaceuticals)	2,880	163,958
Embarq Corp. (Telecommunications)	448	24,909
EMC Corp. * (Computers)	6,128	127,462
Emerson Electric Co. (Electrical Components & Equipment)	2,320	123,470
Ensco International, Inc. (Oil & Gas)	432	24,235
Entergy Corp. (Electric)	576	62,375
EOG Resources, Inc. (Oil & Gas)	720	52,078
Equifax, Inc. (Commercial Services)	416	15,858

See accompanying notes to the Schedules of Portfolio Investments.

Equity Residential Properties Trust (REIT)	816	34,566
Exelon Corp. (Electric)	1,968	148,309
Express Scripts, Inc. * (Pharmaceuticals)	752	41,977
Exxon Mobil Corp. (Oil & Gas)	16,208	1,500,213
Family Dollar Stores, Inc. (Retail)	432	11,474
Fannie Mae (Diversified Financial Services)	2,848	173,187
Federated Investors, Inc. - Class B (Diversified Financial Services)	256	10,163
FedEx Corp. (Transportation)	896	93,856
Fidelity National Information Services, Inc. (Software)	496	22,008
Fifth Third Bancorp (Banks)	1,568	53,124
First Horizon National Corp. (Banks)	368	9,811
FirstEnergy Corp. (Electric)	896	56,753
Fiserv, Inc. * (Software)	480	24,413
Fluor Corp. (Engineering & Construction)	256	36,859
Ford Motor Co. * (Auto Manufacturers)	6,128	52,027
Forest Laboratories, Inc. * (Pharmaceuticals)	928	34,605
Fortune Brands, Inc. (Household Products/Wares)	448	36,508
FPL Group, Inc. (Electric)	1,184	72,082
Franklin Resources, Inc. (Diversified Financial Services)	480	61,200
Freddie Mac (Diversified Financial Services)	1,904	112,355
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,120	117,477
Gannett Co., Inc. (Media)	688	30,066
General Dynamics Corp. (Aerospace/Defense)	1,184	100,013
General Electric Co. (Miscellaneous Manufacturing)	29,952	1,240,013
General Growth Properties, Inc. (REIT)	720	38,606
General Mills, Inc. (Food)	960	55,690
General Motors Corp. (Auto Manufacturers)	1,648	60,482
Genuine Parts Co. (Distribution/Wholesale)	496	24,800
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,296	39,826
Genzyme Corp. * (Biotechnology)	768	47,585
Gilead Sciences, Inc. * (Pharmaceuticals)	2,704	110,513
Goodrich Corp. (Aerospace/Defense)	368	25,109
Google, Inc. - Class A * (Internet)	672	381,205
H & R Block, Inc. (Commercial Services)	944	19,994
Halliburton Co. (Oil & Gas Services)	2,608	100,147
Harley-Davidson, Inc. (Leisure Time)	736	34,011
Harman International Industries, Inc. (Home Furnishings)	204	17,650
Harrah’s Entertainment, Inc. (Lodging)	544	47,290
Hartford Financial Services Group, Inc. (Insurance)	928	85,886
Hasbro, Inc. (Toys/Games/Hobbies)	464	12,936
Heinz (H.J.) Co. (Food)	928	42,874
Hercules, Inc. (Chemicals)	336	7,063
Hess Corp. (Oil & Gas)	816	54,289
Hewlett-Packard Co. (Computers)	7,536	375,217
Hilton Hotels Corp. (Lodging)	1,136	52,813
Home Depot, Inc. (Retail)	4,928	159,864
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,192	130,358
Hospira, Inc. * (Pharmaceuticals)	464	19,233
Host Marriott Corp. (REIT)	1,520	34,109
Hudson City Bancorp, Inc. (Savings & Loans)	1,552	23,870
Humana, Inc. * (Healthcare - Services)	496	34,660
Huntington Bancshares, Inc. (Banks)	1,072	18,203
IAC/InterActiveCorp * (Internet)	560	16,615
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,232	73,477
IMS Health, Inc. (Software)	576	17,649
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	832	45,319
Integrys Energy Group, Inc. (Electric)	224	11,476
Intel Corp. (Semiconductors)	17,072	441,482
IntercontinentalExchange, Inc. * (Diversified Financial Services)	192	29,165
International Business Machines Corp. (Computers)	3,968	467,430
International Flavors & Fragrances, Inc. (Chemicals)	256	13,532
International Game Technology (Entertainment)	976	42,066
International Paper Co. (Forest Products & Paper)	1,248	44,766
Interpublic Group of Cos., Inc. * (Advertising)	1,376	14,283
Intuit, Inc. * (Software)	992	30,058
ITT Industries, Inc. (Miscellaneous Manufacturing)	528	35,867
J.C. Penney Co., Inc. (Retail)	640	40,557
J.P. Morgan Chase & Co. (Diversified Financial Services)	9,888	453,068
Jabil Circuit, Inc. (Electronics)	608	13,887
Janus Capital Group, Inc. (Diversified Financial Services)	464	13,122
JDS Uniphase Corp. * (Telecommunications)	624	9,335
Johnson & Johnson (Healthcare - Products)	8,464	556,085
Johnson Controls, Inc. (Auto Parts & Equipment)	576	68,031
Jones Apparel Group, Inc. (Apparel)	272	5,747
Juniper Networks, Inc. * (Telecommunications)	1,504	55,061
KB Home (Home Builders)	224	5,613
Kellogg Co. (Food)	768	43,008
KeyCorp (Banks)	1,136	36,727
Kimberly-Clark Corp. (Household Products/Wares)	1,248	87,685
Kimco Realty Corp. (REIT)	736	33,275
King Pharmaceuticals, Inc. * (Pharmaceuticals)	720	8,438
KLA-Tencor Corp. (Semiconductors)	560	31,237
Kohls Corp. * (Retail)	928	53,202
Kraft Foods, Inc. (Food)	4,608	159,022
Kroger Co. (Food)	2,064	58,865

See accompanying notes to the Schedules of Portfolio Investments.

L-3 Communications Holdings, Inc. (Aerospace/Defense)	368	37,588
Laboratory Corp. of America Holdings * (Healthcare - Services)	336	26,285
Legg Mason, Inc. (Diversified Financial Services)	384	32,367
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	512	9,810
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,552	95,805
Lennar Corp. - Class A (Home Builders)	400	9,060
Leucadia National Corp. (Holding Companies - Diversified)	480	23,146
Lexmark International, Inc. - Class A * (Computers)	272	11,296
Limited, Inc. (Retail)	928	21,242
Lincoln National Corp. (Insurance)	784	51,720
Linear Technology Corp. (Semiconductors)	656	22,953
Liz Claiborne, Inc. (Apparel)	304	10,436
Lockheed Martin Corp. (Aerospace/Defense)	1,008	109,358
Loews Corp. (Insurance)	1,296	62,662
Lowe’s Cos., Inc. (Retail)	4,320	121,046
LSI Logic Corp. * (Semiconductors)	2,096	15,552
M&T Bank Corp. (Banks)	224	23,173
Macy’s, Inc. (Retail)	1,264	40,852
Manor Care, Inc. (Healthcare - Services)	208	13,395
Marathon Oil Corp. (Oil & Gas)	1,984	113,128
Marriott International, Inc. - Class A (Lodging)	928	40,340
Marsh & McLennan Cos., Inc. (Insurance)	1,584	40,392
Marshall & Ilsley Corp. (Banks)	784	34,316
Masco Corp. (Building Materials)	1,072	24,838
Mattel, Inc. (Toys/Games/Hobbies)	1,152	27,026
MBIA, Inc. (Insurance)	368	22,466
McCormick & Co., Inc. (Food)	384	13,812
McDonald’s Corp. (Retail)	3,488	189,991
McGraw-Hill Cos., Inc. (Media)	992	50,503
McKesson Corp. (Commercial Services)	864	50,795
MeadWestvaco Corp. (Forest Products & Paper)	544	16,064
Medco Health Solutions, Inc. * (Pharmaceuticals)	784	70,866
Medtronic, Inc. (Healthcare - Products)	3,312	186,830
MEMC Electronic Materials, Inc. * (Semiconductors)	656	38,612
Merck & Co., Inc. (Pharmaceuticals)	6,368	329,162
Meredith Corp. (Media)	112	6,418
Merrill Lynch & Co., Inc. (Diversified Financial Services)	2,512	179,055
MetLife, Inc. (Insurance)	2,176	151,733
MGIC Investment Corp. (Insurance)	240	7,754
Microchip Technology, Inc. (Semiconductors)	640	23,245
Micron Technology, Inc. * (Semiconductors)	2,208	24,509
Microsoft Corp. (Software)	23,568	694,313
Millipore Corp. * (Biotechnology)	160	12,128
Molex, Inc. (Electrical Components & Equipment)	416	11,203
Molson Coors Brewing Co. - Class B (Beverages)	192	19,137
Monsanto Co. (Agriculture)	1,600	137,184
Monster Worldwide, Inc. * (Internet)	384	13,079
Moody’s Corp. (Commercial Services)	640	32,256
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,072	193,536
Motorola, Inc. (Telecommunications)	6,768	125,411
Murphy Oil Corp. (Oil & Gas)	544	38,020
Mylan Laboratories, Inc. (Pharmaceuticals)	720	11,491
Nabors Industries, Ltd. ADR * (Oil & Gas)	816	25,108
National City Corp. (Banks)	1,856	46,567
National Semiconductor Corp. (Semiconductors)	704	19,092
National-Oilwell Varco, Inc. * (Oil & Gas Services)	528	76,296
Network Appliance, Inc. * (Computers)	1,040	27,986
Newell Rubbermaid, Inc. (Housewares)	800	23,056
Newmont Mining Corp. (Mining)	1,312	58,686
News Corp. - Class A (Media)	6,768	148,828
Nicor, Inc. (Gas)	128	5,491
NIKE, Inc. - Class B (Apparel)	1,136	66,638
NiSource, Inc. (Electric)	800	15,312
Noble Corp. ADR (Oil & Gas)	784	38,455
Nordstrom, Inc. (Retail)	576	27,009
Norfolk Southern Corp. (Transportation)	1,152	59,800
Northern Trust Corp. (Banks)	560	37,111
Northrop Grumman Corp. (Aerospace/Defense)	1,008	78,624
Novell, Inc. * (Software)	1,024	7,823
Novellus Systems, Inc. * (Semiconductors)	368	10,032
Nucor Corp. (Iron/Steel)	848	50,431
NVIDIA Corp. * (Semiconductors)	1,600	57,984
Occidental Petroleum Corp. (Oil & Gas)	2,432	155,843
Office Depot, Inc. * (Retail)	800	16,496
OfficeMax, Inc. (Retail)	224	7,676
Omnicom Group, Inc. (Advertising)	960	46,166
Oracle Corp. * (Software)	11,504	249,062
PACCAR, Inc. (Auto Manufacturers)	720	61,380
Pactiv Corp. * (Packaging & Containers)	384	11,005
Pall Corp. (Miscellaneous Manufacturing)	352	13,693
Parker Hannifin Corp. (Miscellaneous Manufacturing)	336	37,575
Patterson Cos., Inc. * (Healthcare - Products)	416	16,062
Paychex, Inc. (Commercial Services)	992	40,672
Peabody Energy Corp. (Coal)	768	36,764
PepsiCo, Inc. (Beverages)	4,720	345,787
PerkinElmer, Inc. (Electronics)	352	10,282
Pfizer, Inc. (Pharmaceuticals)	20,240	494,463
PG&E Corp. (Electric)	1,040	49,712

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle West Capital Corp. (Electric)	288	11,379
Pitney Bowes, Inc. (Office/Business Equipment)	640	29,069
Plum Creek Timber Co., Inc. (Forest Products & Paper)	512	22,917
PNC Financial Services Group (Banks)	992	67,555
Polo Ralph Lauren Corp. (Apparel)	176	13,684
PPG Industries, Inc. (Chemicals)	480	36,264
PPL Corp. (Electric)	1,120	51,856
Praxair, Inc. (Chemicals)	928	77,729
Precision Castparts Corp. (Metal Fabricate/Hardware)	400	59,192
Principal Financial Group, Inc. (Insurance)	784	49,463
Procter & Gamble Co. (Cosmetics/Personal Care)	9,120	641,501
Progress Energy, Inc. (Electric)	752	35,231
Progressive Corp. (Insurance)	2,112	40,994
Prologis (REIT)	752	49,895
Prudential Financial, Inc. (Insurance)	1,344	131,148
Public Service Enterprise Group, Inc. (Electric)	736	64,761
Public Storage, Inc. (REIT)	368	28,943
Pulte Homes, Inc. (Home Builders)	624	8,493
QLogic Corp. * (Semiconductors)	432	5,810
Qualcomm, Inc. (Telecommunications)	4,896	206,905
Quest Diagnostics, Inc. (Healthcare - Services)	464	26,805
Questar Corp. (Pipelines)	512	26,895
Qwest Communications International, Inc. * (Telecommunications)	4,672	42,796
R.R. Donnelley & Sons Co. (Commercial Services)	656	23,983
RadioShack Corp. (Retail)	400	8,264
Raytheon Co. (Aerospace/Defense)	1,280	81,690
Regions Financial Corp. (Banks)	2,064	60,847
Reynolds American, Inc. (Agriculture)	496	31,541
Robert Half International, Inc. (Commercial Services)	480	14,333
Rockwell Collins, Inc. (Aerospace/Defense)	480	35,059
Rockwell International Corp. (Machinery-Diversified)	448	31,140
Rohm & Haas Co. (Chemicals)	400	22,268
Rowan Cos., Inc. (Oil & Gas)	320	11,706
Ryder System, Inc. (Transportation)	176	8,624
SAFECO Corp. (Insurance)	304	18,611
Safeway, Inc. (Food)	1,280	42,381
SanDisk Corp. * (Computers)	672	37,027
Sara Lee Corp. (Food)	2,112	35,249
Schering-Plough Corp. (Pharmaceuticals)	4,736	149,800
Schlumberger, Ltd. ADR (Oil & Gas Services)	3,488	366,240
Schwab (Diversified Financial Services)	2,768	59,789
Sealed Air Corp. (Packaging & Containers)	480	12,269
Sears Holdings Corp. * (Retail)	224	28,493
Sempra Energy (Gas)	768	44,636
Sherwin-Williams Co. (Chemicals)	320	21,027
Sigma-Aldrich Corp. (Chemicals)	384	18,716
Simon Property Group, Inc. (REIT)	656	65,600
SLM Corp. (Diversified Financial Services)	1,200	59,604
Smith International, Inc. (Oil & Gas Services)	592	42,269
Snap-on, Inc. (Hand/Machine Tools)	176	8,719
Solectron Corp. * (Electronics)	2,672	10,421
Southern Co. (Electric)	2,208	80,106
Southwest Airlines Co. (Airlines)	2,192	32,442
Sovereign Bancorp, Inc. (Savings & Loans)	1,056	17,994
Spectra Energy Corp. (Pipelines)	1,840	45,043
Sprint Corp. (Telecommunications)	8,320	158,080
St. Jude Medical, Inc. * (Healthcare - Products)	992	43,717
Staples, Inc. (Retail)	2,080	44,699
Starbucks Corp. * (Retail)	2,176	57,011
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	608	36,936
State Street Corp. (Banks)	1,136	77,430
Stryker Corp. (Healthcare - Products)	688	47,307
Sun Microsystems, Inc. * (Computers)	10,336	57,985
Sunoco, Inc. (Oil & Gas)	352	24,915
SunTrust Banks, Inc. (Banks)	1,024	77,486
SuperValu, Inc. (Food)	608	23,718
Symantec Corp. * (Internet)	2,624	50,853
Synovus Financial Corp. (Banks)	960	26,928
Sysco Corp. (Food)	1,776	63,208
T. Rowe Price Group, Inc. (Diversified Financial Services)	768	42,770
Target Corp. (Retail)	2,480	157,654
TECO Energy, Inc. (Electric)	608	9,989
Tektronix, Inc. (Electronics)	224	6,214
Tellabs, Inc. * (Telecommunications)	1,280	12,186
Temple-Inland, Inc. (Forest Products & Paper)	304	16,000
Tenet Healthcare Corp. * (Healthcare - Services)	1,392	4,677
Teradata Corp.* (a) (Computers)	528	13,770
Teradyne, Inc. * (Semiconductors)	560	7,728
Terex Corp. * (Machinery - Construction & Mining)	304	27,062
Tesoro Petroleum Corp. (Oil & Gas)	400	18,408
Texas Instruments, Inc. (Semiconductors)	4,176	152,800
Textron, Inc. (Miscellaneous Manufacturing)	736	45,787
The AES Corp. * (Electric)	1,952	39,118
The Dow Chemical Co. (Chemicals)	2,784	119,879
The E.W. Scripps Co. - Class A (Media)	256	10,752
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	336	14,267
The Gap, Inc. (Retail)	1,440	26,554
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,184	256,620
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	624	18,976
The Hershey Co. (Food)	496	23,019
The New York Times Co. - Class A (Media)	416	8,220
See accompanying notes to the Schedules of Portfolio Investments.

The Pepsi Bottling Group, Inc. (Beverages)	416	15,463
The Stanley Works (Hand/Machine Tools)	240	13,471
The Travelers Companies, Inc. (Insurance)	1,920	96,653
The Williams Cos., Inc. (Pipelines)	1,760	59,946
Thermo Electron Corp. * (Electronics)	1,248	72,035
Tiffany & Co. (Retail)	400	20,940
Time Warner, Inc. (Media)	10,896	200,051
TJX Cos., Inc. (Retail)	1,296	37,675
Torchmark Corp. (Insurance)	272	16,951
Transocean Sedco Forex, Inc. ADR * (Oil & Gas)	848	95,866
Tribune Co. (Media)	224	6,120
TXU Corp. (Electric)	1,344	92,024
Tyco Electronics, Ltd. (Electronics)	1,456	51,586
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	1,456	64,559
Tyson Foods, Inc. - Class A (Food)	800	14,280
U.S. Bancorp (Banks)	5,040	163,951
Union Pacific Corp. (Transportation)	784	88,639
Unisys Corp. * (Computers)	1,024	6,779
United Parcel Service, Inc. - Class B (Transportation)	3,072	230,707
United States Steel Corp. (Iron/Steel)	352	37,291
United Technologies Corp. (Aerospace/Defense)	2,896	233,070
UnitedHealth Group, Inc. (Healthcare - Services)	3,872	187,521
UnumProvident Corp. (Insurance)	1,056	25,840
UST, Inc. (Agriculture)	464	23,014
V. F. Corp. (Apparel)	256	20,672
Valero Energy Corp. (Oil & Gas)	1,616	108,563
Varian Medical Systems, Inc. * (Healthcare - Products)	368	15,416
VeriSign, Inc. * (Internet)	720	24,293
Verizon Communications, Inc. (Telecommunications)	8,480	375,494
Viacom, Inc. - Class B * (Media)	2,000	77,940
Vornado Realty Trust (REIT)	384	41,990
Vulcan Materials Co. (Building Materials)	272	24,249
W.W. Grainger, Inc. (Distribution/Wholesale)	208	18,968
Wachovia Corp. (Banks)	5,568	279,235
Wal-Mart Stores, Inc. (Retail)	7,008	305,899
Walgreen Co. (Retail)	2,896	136,807
Walt Disney Co. (Media)	5,680	195,335
Washington Mutual, Inc. (Savings & Loans)	2,560	90,394
Waste Management, Inc. (Environmental Control)	1,520	57,365
Waters Corp. * (Electronics)	288	19,273
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	304	9,850
Weatherford International, Ltd. ADR * (Oil & Gas Services)	992	66,643
WellPoint, Inc. * (Healthcare - Services)	1,760	138,899
Wells Fargo & Co. (Banks)	9,776	348,221
Wendy’s International, Inc. (Retail)	256	8,937
Western Union Co. (Commercial Services)	2,256	47,308
Weyerhaeuser Co. (Forest Products & Paper)	624	45,115
Whirlpool Corp. (Home Furnishings)	224	19,958
Whole Foods Market, Inc. (Food)	400	19,584
Windstream Corp. (Telecommunications)	1,392	19,655
Wrigley (Wm.) Jr. Co. (Food)	640	41,107
Wyeth (Pharmaceuticals)	3,936	175,349
Wyndham Worldwide Corp. (Lodging)	528	17,297
Xcel Energy, Inc. (Electric)	1,232	26,537
Xerox Corp. * (Office/Business Equipment)	2,736	47,442
Xilinx, Inc. (Semiconductors)	864	22,585
XL Capital, Ltd. - Class A (Insurance)	528	41,818
XTO Energy, Inc. (Oil & Gas)	1,120	69,261
Yahoo!, Inc. * (Internet)	3,936	105,642
YUM! Brands, Inc. (Retail)	1,520	51,422
Zimmer Holdings, Inc. * (Healthcare - Products)	688	55,721
Zions Bancorp (Banks)	320	21,974

TOTAL COMMON STOCKS
(Cost $21,415,087)		39,334,191

	Principal
	Amount

Repurchase Agreements (21.5%)
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $11,075,290 (Collateralized by $11,366,000 of various Federal National Mortgage Association Securities, 4.754%** - 5.125%, 11/14/07 - 9/2/08, market value $11,301,149)	$11,071,000	11,071,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,071,000)		11,071,000

TOTAL INVESTMENT SECURITIES
(Cost $32,486,087)—97.8%		50,405,191
Net other assets (liabilities) — 2.2%		1,129,476

NET ASSETS — 100.0%		$51,534,667

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default or is designated on the ProFund VP UltraBull’s records as collateral for when-issued securities.
ADR	American Depositary Receipt
(a)	Represents a security purchased on a when-issued basis. At September 30, 2007, total cost of investments purchase on a when-issued basis for ProFund VP UltraBull was $13,770.
**	Represents the effective yield or interest rate in effect at September 30, 2007.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $49,224,000)	128	$1,292,288

See accompanying notes to the Schedules of Portfolio Investments.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $29,226,750)	380	$(467,563)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/30/07	$42,162,897	$(133,347)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/30/07	1,308,715	(4,148)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	4.4%
Beverages	1.6%
Biotechnology	0.8%
Building Materials	0.2%
Chemicals	1.0%
Coal	0.2%
Commercial Services	0.6%
Computers	3.7%
Cosmetics/Personal Care	1.5%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.1%
Electric	2.5%
Electrical Components & Equipment	0.2%
Electronics	0.3%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	2.4%
Healthcare - Services	1.3%
Holding Companies - Diversified	NM
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.5%
Internet	1.6%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.1%
Office/Business Equipment	0.2%
Oil & Gas	7.1%
Oil & Gas Services	1.5%
Packaging & Containers	NM
Pharmaceuticals	4.0%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	3.8%
Savings & Loans	0.2%
Semiconductors	2.1%
Software	2.6%
Telecommunications	4.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other***	23.7%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (73.1%)
3Com Corp. * (Telecommunications)	16,000	$79,040
99 Cents Only Stores * (Retail)	1,600	16,432
ACI Worldwide, Inc. * (Software)	1,280	28,608
Activision, Inc. * (Software)	11,200	241,808
Acxiom Corp. (Software)	2,560	50,662
ADC Telecommunications, Inc. * (Telecommunications)	4,480	87,853
ADTRAN, Inc. (Telecommunications)	2,240	51,587
Advance Auto Parts, Inc. (Retail)	4,160	139,610
Advanced Medical Optics, Inc. * (Healthcare - Products)	2,240	68,522
Advent Software, Inc. * (Software)	640	30,061
Aeropostale, Inc. * (Retail)	2,880	54,893
Affymetrix, Inc. * (Biotechnology)	2,560	64,947
AGCO Corp. * (Machinery - Diversified)	3,520	178,710
AGL Resources, Inc. (Gas)	2,880	114,106
Airgas, Inc. (Chemicals)	2,880	148,694
AirTran Holdings, Inc. * (Airlines)	3,520	34,637
Alaska Air Group, Inc. * (Airlines)	1,600	36,944
Albemarle Corp. (Chemicals)	2,880	127,296
Alberto-Culver Co. (Cosmetics/Personal Care)	3,200	79,328
Alexander & Baldwin, Inc. (Transportation)	1,600	80,208
Alliance Data Systems Corp. * (Commercial Services)	2,880	223,027
Alliant Energy Corp. (Electric)	4,480	171,674
Alliant Techsystems, Inc. * (Aerospace/Defense)	1,280	139,904
AMB Property Corp. (REIT)	3,840	229,670
American Eagle Outfitters, Inc. (Retail)	8,640	227,318
American Financial Group, Inc. (Insurance)	2,880	82,051
American Greetings Corp. - Class A (Household Products/Wares)	2,240	59,136
AmeriCredit Corp. * (Diversified Financial Services)	4,480	78,758
Ametek, Inc. (Electrical Components & Equipment)	4,160	179,795
Amphenol Corp. - Class A (Electronics)	7,040	279,911
Andrew Corp. * (Telecommunications)	6,080	84,208
AnnTaylor Stores Corp. * (Retail)	2,240	70,941
Applebee’s International, Inc. (Retail)	2,880	71,654
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,600	41,616
Aqua America, Inc. (Water)	5,120	116,122
Aquila, Inc. * (Electric)	15,040	60,310
Arch Coal, Inc. (Coal)	5,760	194,342
Arrow Electronics, Inc. * (Electronics)	4,800	204,096
Arthur J. Gallagher & Co. (Insurance)	3,520	101,974
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,880	48,442
Associated Banc-Corp (Banks)	4,800	142,224
Astoria Financial Corp. (Savings & Loans)	3,200	84,896
Atmel Corp. * (Semiconductors)	19,520	100,723
Avis Budget Group, Inc. * (Commercial Services)	4,160	95,222
Avnet, Inc. * (Electronics)	5,760	229,594
Avocent Corp. * (Internet)	1,920	55,910
Bank of Hawaii Corp. (Banks)	1,920	101,472
Barnes & Noble, Inc. (Retail)	1,920	67,699
Beckman Coulter, Inc. (Healthcare -Products)	2,240	165,222
Belo Corp. - Class A (Media)	3,520	61,107
Bill Barrett Corp. * (Oil & Gas)	1,280	50,445
BJ’s Wholesale Club, Inc. * (Retail)	2,560	84,890
Black Hills Corp. (Electric)	1,280	52,506
Blyth, Inc. (Household Products/Wares)	960	19,632
Bob Evans Farms, Inc. (Retail)	1,280	38,630
Borders Group, Inc. (Retail)	2,240	29,859
BorgWarner, Inc. (Auto Parts & Equipment)	2,240	205,027
Bowater, Inc. (Forest Products & Paper)	2,240	33,421
Boyd Gaming Corp. (Lodging)	2,240	95,984
Brinker International, Inc. (Retail)	4,160	114,150
Broadridge Financial Solutions, Inc. (Software)	5,440	103,088
Brown & Brown, Inc. (Insurance)	4,480	117,824
Cabot Corp. (Chemicals)	2,560	90,957
Cadence Design Systems, Inc. * (Computers)	10,880	241,427
Callaway Golf Co. (Leisure Time)	2,560	40,986
Cameron International Corp. * (Oil & Gas Services)	4,160	383,927
Career Education Corp. * (Commercial Services)	3,520	98,525
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,240	108,864
Carmax, Inc. * (Retail)	8,640	175,651
Carpenter Technology Corp. (Iron/Steel)	960	124,810
Catalina Marketing Corp. * (Advertising)	1,280	41,459
Cathay Bancorp, Inc. (Banks)	1,920	61,843
CBRL Group, Inc. (Retail)	960	39,168
CDW Corp.*(Distribution/Wholesale)	2,240	195,328
Cephalon, Inc. * (Pharmaceuticals)	2,560	187,034
Ceridian Corp. * (Computers)	5,760	200,102
Cerner Corp. * (Software)	2,560	153,114
Charles River Laboratories International, Inc. * (Biotechnology)	2,560	143,744
Charming Shoppes, Inc. * (Retail)	4,800	40,320
CheckFree Corp. * (Internet)	3,520	163,821
Cheesecake Factory, Inc. * (Retail)	2,880	67,594
Chemtura Corp. (Chemicals)	9,600	85,344
Chico’s FAS, Inc. * (Retail)	7,040	98,912
ChoicePoint, Inc. * (Commercial Services)	2,880	109,210
Church & Dwight, Inc. (Household Products/Wares)	2,560	120,422
Cimarex Energy Co. (Oil & Gas)	3,200	119,200
Cincinnati Bell, Inc. * (Telecommunications)	9,920	49,005
City National Corp. (Banks)	1,600	111,216
Cleveland-Cliffs, Inc. (Iron/Steel)	1,600	140,752
Coldwater Creek, Inc. * (Retail)	2,240	24,326
Collective Brands, Inc. * (Retail)	2,560	56,474
Commercial Metals Co. (Metal Fabricate/Hardware)	4,800	151,920

See accompanying notes to the Schedules of Portfolio Investments.

Commscope, Inc. * (Telecommunications)	2,240	112,538
Community Health Systems, Inc. * (Healthcare - Services)	3,840	120,730
Con-way, Inc. (Transportation)	1,600	73,600
Copart, Inc. * (Retail)	2,880	99,043
Corinthian Colleges, Inc. * (Commercial Services)	3,200	50,912
Cousins Properties, Inc. (REIT)	1,280	37,581
Covance, Inc. * (Healthcare - Services)	2,560	199,424
Crane Co. (Miscellaneous Manufacturing)	1,920	92,102
Cree Research, Inc. * (Semiconductors)	3,200	99,520
CSG Systems International, Inc. * (Software)	1,600	34,000
Cullen/Frost Bankers, Inc. (Banks)	2,240	112,269
Cypress Semiconductor Corp. * (Semiconductors)	6,080	177,597
Cytec Industries, Inc. (Chemicals)	1,600	109,424
CYTYC Corp. * (Healthcare - Products)	4,480	213,472
Deluxe Corp. (Commercial Services)	1,920	70,733
Denbury Resources, Inc. * (Oil & Gas)	4,800	214,512
DENTSPLY International, Inc. (Healthcare - Products)	6,080	253,171
DeVry, Inc. (Commercial Services)	2,240	82,902
Dick’s Sporting Goods, Inc. * (Retail)	1,600	107,440
Diebold, Inc. (Computers)	2,560	116,275
Digital River, Inc. * (Internet)	1,600	71,600
Dollar Tree Stores, Inc. * (Retail)	3,520	142,701
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,560	106,906
DPL, Inc. (Electric)	4,480	117,645
DRS Technologies, Inc. (Aerospace/Defense)	1,600	88,192
DST Systems, Inc. * (Computers)	1,920	164,755
Duke-Weeks Realty Corp. (REIT)	5,120	173,107
Dun & Bradstreet Corp. (Software)	2,240	220,886
Dycom Industries, Inc. * (Engineering & Construction)	1,600	49,008
Eaton Vance Corp. (Diversified Financial Services)	4,800	191,808
Edwards Lifesciences Corp. * (Healthcare - Products)	2,240	110,454
Encore Acquisition Co. * (Oil & Gas)	1,920	60,768
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	5,120	158,771
Energizer Holdings, Inc. * (Electrical Components & Equipment)	2,240	248,304
Energy East Corp. (Electric)	6,080	164,464
Entercom Communications Corp. (Media)	960	18,557
Equitable Resources, Inc. (Pipelines)	4,800	248,976
Equity One, Inc. (REIT)	1,280	34,816
Everest Re Group, Ltd. ADR (Insurance)	2,240	246,938
Expeditors International of Washington, Inc. (Transportation)	8,320	393,536
Exterran Holdings, Inc. * (Oil & Gas Services)	2,560	205,670
F5 Networks, Inc. * (Internet)	3,200	119,008
Fair Isaac Corp. (Software)	2,240	80,886
Fairchild Semiconductor International, Inc. * (Semiconductors)	4,800	89,664
Fastenal Co. (Distribution/Wholesale)	4,800	217,968
Federal Signal Corp. (Miscellaneous Manufacturing)	1,920	29,491
Ferro Corp. (Chemicals)	1,600	31,968
Fidelity National Title Group, Inc. - Class A (Insurance)	8,640	151,027
First American Financial Corp. (Insurance)	3,840	140,621
First Community Bancorp (Banks)	960	52,522
First Niagara Financial Group, Inc. (Savings & Loans)	4,160	58,864
FirstMerit Corp. (Banks)	3,200	63,232
Florida Rock Industries, Inc. (Building Materials)	1,920	119,981
Flowserve Corp. (Machinery - Diversified)	2,240	170,643
FMC Corp. (Chemicals)	2,880	149,818
FMC Technologies, Inc. * (Oil & Gas Services)	5,120	295,219
Foot Locker, Inc. (Retail)	6,080	93,206
Forest Oil Corp. * (Oil & Gas)	3,520	151,501
Frontier Oil Corp. (Oil & Gas)	4,160	173,222
Furniture Brands International, Inc. (Home Furnishings)	1,920	19,469
GameStop Corp. - Class A * (Retail)	6,400	360,640
Gartner Group, Inc. * (Commercial Services)	2,560	62,618
GATX Corp. (Trucking & Leasing)	1,920	82,080
Gen-Probe, Inc. * (Healthcare - Products)	1,920	127,834
Gentex Corp. (Electronics)	5,760	123,494
Getty Images, Inc. * (Advertising)	1,600	44,544
Global Payments, Inc. (Software)	3,200	141,504
Graco, Inc. (Machinery-Diversified)	2,560	100,122
Granite Construction, Inc. (Engineering & Construction)	1,280	67,866
Grant Prideco, Inc. * (Oil & Gas Services)	5,120	279,142
Great Plains Energy, Inc. (Electric)	3,200	92,192
Hanesbrands, Inc. * (Apparel)	3,840	107,750
Hanover Insurance Group, Inc. (Insurance)	1,920	84,845
Hansen Natural Corp. * (Beverages)	2,240	126,963
Harris Corp. (Telecommunications)	5,440	314,378
Harsco Corp. (Miscellaneous Manufacturing)	3,200	189,664
Harte-Hanks, Inc. (Advertising)	1,920	37,786
Hawaiian Electric Industries, Inc. (Electric)	3,200	69,472
HCC Insurance Holdings, Inc. (Insurance)	4,480	128,307
Health Management Associates, Inc. - Class A (Healthcare - Services)	9,600	66,624
Health Net, Inc. * (Healthcare - Services)	4,480	242,144
Helmerich & Payne, Inc. (Oil & Gas)	3,840	126,067
Henry Schein, Inc. * (Healthcare - Products)	3,520	214,157
Herman Miller, Inc. (Office Furnishings)	2,240	60,794
Highwoods Properties, Inc. (REIT)	2,240	82,141

See accompanying notes to the Schedules of Portfolio Investments.

Hillenbrand Industries, Inc. (Healthcare - Products)	2,240	123,245
HNI Corp. (Office Furnishings)	1,920	69,120
Horace Mann Educators Corp. (Insurance)	1,600	31,536
Hormel Foods Corp. (Food)	2,880	103,046
Hospitality Properties Trust (REIT)	3,520	143,088
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	1,280	14,195
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,240	127,949
IDACORP, Inc. (Electric)	1,600	52,384
IDEX Corp. (Machinery-Diversified)	3,200	116,448
Imation Corp. (Computers)	1,280	31,398
IndyMac Bancorp, Inc. (Diversified Financial Services)	2,880	67,997
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	5,760	112,954
Integrated Device Technology, Inc. * (Semiconductors)	7,680	118,886
International Rectifier Corp. * (Semiconductors)	2,880	95,011
International Speedway Corp. (Entertainment)	960	44,026
Intersil Corp. - Class A (Semiconductors)	5,120	171,162
Intuitive Surgical, Inc. * (Healthcare - Products)	1,280	294,400
Invitrogen Corp. * (Biotechnology)	1,600	130,768
ITT Educational Services, Inc. * (Commercial Services)	960	116,822
J.B. Hunt Transport Services, Inc. (Transportation)	3,520	92,576
Jack Henry & Associates, Inc. (Computers)	2,880	74,477
Jacobs Engineering Group, Inc. * (Engineering & Construction)	4,800	362,784
Jefferies Group, Inc. (Diversified Financial Services)	4,480	124,678
JetBlue Airways Corp. * (Airlines)	7,040	64,909
JM Smucker Co. (Food)	2,240	119,661
John Wiley & Sons, Inc. (Media)	1,600	71,888
Jones Lang LaSalle, Inc. (Real Estate)	1,280	131,533
Joy Global, Inc. (Machinery - Construction & Mining)	4,160	211,578
KBR, Inc.* (Engineering & Construction)	6,720	260,534
Kelly Services, Inc. - Class A (Commercial Services)	640	12,678
KEMET Corp. * (Electronics)	3,200	23,520
Kennametal, Inc. (Hand/Machine Tools)	1,280	107,494
Kindred Healthcare, Inc. * (Healthcare - Services)	1,280	22,925
Korn/Ferry International * (Commercial Services)	1,920	31,699
Kyphon, Inc. * (Healthcare - Products)	1,600	112,000
Lam Research Corp. * (Semiconductors)	5,120	272,691
Lancaster Colony Corp. (Miscellaneous Manufacturing)	640	24,429
Lattice Semiconductor Corp. * (Semiconductors)	4,480	20,115
Lear Corp. * (Auto Parts & Equipment)	2,880	92,448
Lee Enterprises, Inc. (Media)	1,280	19,930
Liberty Property Trust (REIT)	3,520	141,539
Life Time Fitness, Inc. * (Leisure Time)	960	58,886
LifePoint Hospitals, Inc. * (Healthcare - Services)	2,240	67,222
Lincare Holdings, Inc. * (Healthcare - Services)	3,200	117,280
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,600	124,176
Louisiana-Pacific Corp. (Forest Products & Paper)	4,160	70,595
Lubrizol Corp. (Chemicals)	2,560	166,554
Lyondell Chemical Co. (Chemicals)	9,920	459,792
M.D.C. Holdings, Inc. (Home Builders)	1,280	52,403
Mack-Cali Realty Corp. (REIT)	2,560	105,216
Macrovision Corp. * (Entertainment)	1,920	47,290
Manpower, Inc. (Commercial Services)	3,200	205,920
Martin Marietta Materials (Building Materials)	1,600	213,680
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	960	42,048
McAfee, Inc. * (Internet)	6,400	223,168
MDU Resources Group, Inc. (Electric)	7,040	195,994
Media General, Inc. - Class A (Media)	640	17,606
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,240	68,342
Mentor Graphics Corp. * (Computers)	3,520	53,152
Mercury General Corp. (Insurance)	1,280	69,030
Micrel, Inc. (Semiconductors)	2,240	24,192
Millennium Pharmaceuticals, Inc. * (Biotechnology)	12,800	129,920
Mine Safety Appliances Co. (Environmental Control)	960	45,226
Minerals Technologies, Inc. (Chemicals)	640	42,880
Modine Manufacturing Co. (Auto Parts & Equipment)	1,280	34,074
Mohawk Industries, Inc. * (Textiles)	1,920	156,096
Moneygram International, Inc. (Software)	3,200	72,288
MPS Group, Inc. * (Commercial Services)	3,840	42,816
MSC Industrial Direct Co. - Class A (Retail)	1,600	80,944
National Fuel Gas Co. (Pipelines)	3,200	149,792
National Instruments Corp. (Computers)	2,240	76,899
Nationwide Health Properties, Inc. (REIT)	3,520	106,058
Navigant Consulting Co. * (Commercial Services)	1,600	20,256
NBTY, Inc. * (Pharmaceuticals)	2,240	90,944
NCR Corp.* (a) (Computers)	6,720	159,600
Netflix, Inc. * (Internet)	1,920	39,782
NeuStar, Inc. * (Telecommunications)	2,880	98,755
New York Community Bancorp (Savings & Loans)	12,480	237,744

See accompanying notes to the Schedules of Portfolio Investments.

Newfield Exploration Co. * (Oil & Gas)	5,120	246,579
Noble Energy, Inc. (Oil & Gas)	6,720	470,669
Nordson Corp. (Machinery-Diversified)	1,280	64,269
Northeast Utilities System (Electric)	6,080	173,706
NSTAR (Electric)	4,160	144,810
Nuveen Investments - Class A (Diversified Financial Services)	3,200	198,208
NVR, Inc.* (Home Builders)	320	150,480
O’Reilly Automotive, Inc. * (Retail)	4,480	149,677
OGE Energy Corp. (Electric)	3,520	116,512
Old Republic International Corp. (Insurance)	9,280	173,907
Olin Corp. (Chemicals)	2,880	64,454
Omnicare, Inc. (Pharmaceuticals)	4,800	159,024
ONEOK, Inc. (Gas)	4,160	197,184
Oshkosh Truck Corp. (Auto Manufacturers)	2,880	178,474
Overseas Shipholding Group, Inc. (Transportation)	960	73,757
Pacific Sunwear of California, Inc. * (Retail)	2,560	37,888
Packaging Corp. of America (Packaging & Containers)	3,520	102,326
Palm, Inc. * (Computers)	4,160	67,683
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,280	23,757
Parametric Technology Corp. * (Software)	4,480	78,042
Patterson-UTI Energy, Inc. (Oil & Gas)	6,080	137,226
PDL BioPharma, Inc. * (Biotechnology)	4,480	96,813
Pentair, Inc. (Miscellaneous Manufacturing)	3,840	127,411
Pepco Holdings, Inc. (Electric)	7,680	207,974
PepsiAmericas, Inc. (Beverages)	2,240	72,666
Perrigo Co. (Pharmaceuticals)	2,880	61,488
Petsmart, Inc. (Retail)	5,120	163,328
Pharmaceutical Product Development, Inc. (Commercial Services)	4,160	147,430
Phillips-Van Heusen Corp. (Apparel)	2,240	117,555
Pioneer Natural Resources Co. (Oil & Gas)	4,800	215,904
Plains Exploration & Production Co. * (Oil & Gas)	2,880	127,354
Plantronics, Inc. (Telecommunications)	1,920	54,816
PMI Group, Inc. (Insurance)	3,200	104,640
PNM Resources, Inc. (Electric)	2,880	67,046
Pogo Producing Co. (Oil & Gas)	2,240	118,966
Polycom, Inc. * (Telecommunications)	3,520	94,547
Potlatch Corp. (Forest Products & Paper)	1,280	57,638
Powerwave Technologies, Inc. * (Telecommunications)	5,120	31,539
Pride International, Inc. * (Oil & Gas)	6,400	233,920
Protective Life Corp. (Insurance)	2,560	108,646
Psychiatric Solutions, Inc. * (Healthcare - Services)	1,920	75,418
Puget Energy, Inc. (Electric)	4,480	109,626
Quanta Services, Inc. * (Commercial Services)	6,720	177,744
Quicksilver Resources, Inc. * (Oil & Gas)	1,920	90,336
Radian Group, Inc. (Insurance)	3,200	74,496
Raymond James Financial Corp. (Diversified Financial Services)	3,520	115,632
Rayonier, Inc. (Forest Products & Paper)	2,880	138,355
Regency Centers Corp. (REIT)	2,560	196,480
Regis Corp. (Retail)	1,600	51,056
Reliance Steel & Aluminum Co. (Iron/Steel)	2,560	144,742
Rent-A-Center, Inc. * (Commercial Services)	2,560	46,413
Republic Services, Inc. (Environmental Control)	6,400	209,344
ResMed, Inc. * (Healthcare - Products)	2,880	123,466
RF Micro Devices, Inc. * (Telecommunications)	7,680	51,686
Rollins, Inc. (Commercial Services)	960	25,622
Roper Industries, Inc. (Miscellaneous Manufacturing)	3,520	230,560
Ross Stores, Inc. (Retail)	5,440	139,482
RPM, Inc. (Chemicals)	4,800	114,960
Ruby Tuesday, Inc. (Retail)	1,920	35,213
Ruddick Corp. (Food)	1,280	42,931
Saks, Inc. (Retail)	5,760	98,784
SCANA Corp. (Electric)	4,480	173,555
Scholastic Corp. * (Media)	960	33,466
Scientific Games Corp. - Class A * (Entertainment)	2,560	96,256
SEI Investments Co. (Software)	5,120	139,674
Semtech Corp. * (Semiconductors)	2,240	45,875
Sensient Technologies Corp. (Chemicals)	1,600	46,192
Sepracor, Inc. * (Pharmaceuticals)	4,160	114,400
Sequa Corp. - Class A * (Aerospace/Defense)	320	53,050
Sierra Pacific Resources (Electric)	8,640	135,907
Silicon Laboratories, Inc. * (Semiconductors)	1,920	80,179
Smithfield Foods, Inc. * (Food)	4,480	141,120
Sonoco Products Co. (Packaging & Containers)	3,840	115,891
Sotheby’s (Commercial Services)	2,560	122,342
Southwestern Energy Co. * (Oil & Gas)	6,720	281,232
SPX Corp. (Miscellaneous Manufacturing)	1,920	177,715
SRA International, Inc. - Class A * (Computers)	1,600	44,928
StanCorp Financial Group, Inc. (Insurance)	1,920	95,059
Steel Dynamics, Inc. (Iron/Steel)	3,520	164,384
Stericycle, Inc. * (Environmental Control)	3,520	201,203
STERIS Corp. (Healthcare - Products)	2,560	69,965
Strayer Education, Inc. (Commercial Services)	320	53,962
Superior Energy Services, Inc. * (Oil & Gas Services)	3,200	113,408
SVB Financial Group * (Banks)	1,280	60,621

See accompanying notes to the Schedules of Portfolio Investments.

Sybase, Inc. * (Software)	3,520	81,418
Synopsys, Inc. * (Computers)	5,760	155,981
TCF Financial Corp. (Banks)	4,160	108,909
Tech Data Corp. * (Distribution/Wholesale)	1,920	77,030
Techne Corp. * (Healthcare - Products)	1,280	80,742
Teleflex, Inc. (Miscellaneous Manufacturing)	1,280	99,738
Telephone & Data Systems, Inc. (Telecommunications)	4,160	277,680
The Brink’s Co. (Miscellaneous Manufacturing)	1,920	107,290
The Colonial BancGroup, Inc. (Banks)	6,080	131,450
The Commerce Group, Inc. (Insurance)	1,600	47,152
The Corporate Executive Board Co. (Commercial Services)	1,280	95,027
The Macerich Co. (REIT)	2,880	252,230
The Ryland Group, Inc. (Home Builders)	1,600	34,288
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,600	68,400
The Timberland Co. - Class A * (Apparel)	1,920	36,403
The Warnaco Group, Inc. * (Apparel)	1,600	62,512
Thomas & Betts Corp. * (Electronics)	1,920	112,589
Thor Industries, Inc. (Home Builders)	1,280	57,587
Tidewater, Inc. (Oil & Gas Services)	2,240	140,762
Timken Co. (Metal Fabricate/Hardware)	3,520	130,768
Toll Brothers, Inc. * (Home Builders)	4,800	95,952
Tootsie Roll Industries, Inc. (Food)	960	25,469
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,200	120,128
TriQuint Semiconductor, Inc. * (Semiconductors)	5,440	26,710
Tupperware Corp. (Household Products/Wares)	2,240	70,538
UDR, Inc. (REIT)	5,120	124,518
United Rentals, Inc. * (Commercial Services)	2,880	92,650
Unitrin, Inc. (Insurance)	1,920	95,213
Universal Corp. (Agriculture)	960	46,992
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,920	104,486
Urban Outfitters, Inc. * (Retail)	4,480	97,664
UTStarcom, Inc. * (Telecommunications)	4,160	15,226
Valassis Communications, Inc. * (Commercial Services)	1,920	17,126
Valeant Pharmaceuticals International * (Pharmaceuticals)	3,520	54,490
Valspar Corp. (Chemicals)	3,840	104,486
ValueClick, Inc. * (Internet)	3,840	86,246
Varian, Inc. * (Electronics)	960	61,066
VCA Antech, Inc. * (Pharmaceuticals)	3,200	133,600
Vectren Corp. (Gas)	2,880	78,595
Ventana Medical Systems, Inc. * (Healthcare - Products)	960	82,474
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,120	196,659
Vishay Intertechnology, Inc. * (Electronics)	7,360	95,901
W.R. Berkley Corp. (Insurance)	6,400	189,632
Waddell & Reed Financial, Inc. - Class A (Diversified Financial ervices)	3,200	86,496
Washington Federal, Inc. (Savings & Loans)	3,200	84,032
Washington Post Co. - Class B (Media)	320	256,896
Webster Financial Corp. (Banks)	1,920	80,870
Weingarten Realty Investors (REIT)	2,880	119,405
WellCare Health Plans, Inc. * (Healthcare - Services)	1,600	168,688
Werner Enterprises, Inc. (Transportation)	1,600	27,440
Westamerica Bancorp (Banks)	960	47,818
Westar Energy, Inc. (Electric)	3,520	86,451
Western Digital Corp. * (Computers)	8,640	218,765
WGL Holdings, Inc. (Gas)	1,920	65,069
Williams Sonoma, Inc. (Retail)	3,520	114,822
Wilmington Trust Corp. (Banks)	2,560	99,584
Wind River Systems, Inc. * (Software)	2,880	33,898
Wisconsin Energy Corp. (Electric)	4,480	201,734
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,560	60,314
YRC Worldwide, Inc. * (Transportation)	2,240	61,197
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	2,560	93,414

TOTAL COMMON STOCKS
(Cost $33,273,237)		45,669,274

	Principal
	Amount

Repurchase Agreements (33.4%)
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $20,842,073 (Collateralized by $21,306,000 of various Federal National Mortgage Association Securities 4.758%** - 5.25%, 1/2/08-9/2/08, market value $21,259,621)	$20,834,000	20,834,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,834,000)		20,834,000

TOTAL INVESTMENT SECURITIES
(Cost $54,107,237)—106.5%		66,503,274
Net other assets (liabilities) — (6.5)%		(4,080,507)

NET ASSETS — 100.0%		$62,422,767

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at September 30, 2007.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default or is designated on the ProFund VP UltraMid-Cap’s records as collateral for when-issued securities.
(a)	Represents a security purchased on a when-issued basis. At September 30, 2007 total cost of investments purchased on a when-issued basis for ProFund VP UltraMid-Cap was $159,667.
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
S&P MidCap 400 Futures Contract expiring December 2007 (Underlying face amount at value $62,921,250)	141	$1,740,786
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring December 2007 (Underlying face amount at value $38,288,250)	429	(794,405)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/30/07	$36,403,561	$(168,561)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/30/07	18,208,020	(72,548)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.3%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.6%
Banks	2.0%
Beverages	0.3%
Biotechnology	1.2%
Building Materials	0.5%
Chemicals	2.8%
Coal	0.3%
Commercial Services	3.2%
Computers	2.6%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.3%
Electric	3.8%
Electrical Components & Equipment	0.9%
Electronics	1.8%
Engineering & Construction	1.2%
Entertainment	0.4%
Environmental Control	0.7%
Food	0.7%
Forest Products & Paper	0.5%
Gas	0.7%
Hand/Machine Tools	0.4%
Healthcare - Products	3.2%
Healthcare - Services	2.0%
Home Builders	0.7%
Home Furnishings	NM
Household Products/Wares	0.5%
Insurance	3.4%
Internet	1.3%
Iron/Steel	0.9%
Leisure Time	0.2%
Lodging	0.2%
Machinery - Construction & Mining	0.3%
Machinery-Diversified	1.2%
Media	0.7%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	2.4%
Office Furnishings	0.2%
Oil & Gas	4.4%
Oil & Gas Services	2.2%
Packaging & Containers	0.4%
Pharmaceuticals	1.7%
Pipelines	0.6%
REIT	2.9%
Real Estate	0.2%
Retail	5.3%
Savings & Loans	0.7%
Semiconductors	2.0%
Software	2.3%
Telecommunications	2.2%
Textiles	0.2%
Transportation	1.1%
Trucking & Leasing	0.1%
Water	0.2%
Other***	26.9%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (79.4%)
3Com Corp. * (Telecommunications)	7,052	$34,837
AAR Corp.* (Aerospace/Defense)	688	20,874
Aaron Rents, Inc. (Commercial Services)	860	19,178
ABM Industries, Inc. (Commercial Services)	946	18,901
Acco Brands Corp. * (Household Products/Wares)	946	21,228
ACI Worldwide, Inc. * (Software)	688	15,377
Actuant Corp. - Class A (Miscellaneous Manufacturing)	516	33,525
Acuity Brands, Inc. (Miscellaneous Manufacturing)	688	34,730
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	602	23,201
Administaff, Inc. (Commercial Services)	516	18,731
ADTRAN, Inc. (Telecommunications)	1,032	23,767
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,376	14,682
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	774	11,687
Advanta Corp. - Class B (Diversified Financial Services)	774	21,223
Advisory Board Co. * (Commercial Services)	430	25,142
Aecom Technology Corp. * (Engineering & Construction)	774	27,036
Aeropostale, Inc. * (Retail)	1,171	22,319
AFC Enterprises, Inc. * (Retail)	1,032	15,532
Affymetrix, Inc. * (Biotechnology)	1,118	28,364
Aftermarket Technology Corp. * (Auto Parts & Equipment)	602	19,107
Agilysys, Inc. (Computers)	774	13,081
AirTran Holdings, Inc. * (Airlines)	1,720	16,925
Alaska Air Group, Inc. * (Airlines)	774	17,872
Alaska Communications Systems Group, Inc. (Telecommunications)	1,290	18,641
Albany International Corp. - Class A (Machinery-Diversified)	602	22,569
Alesco Financial, Inc. (REIT)	2,064	10,155
Alexandria Real Estate Equities, Inc. (REIT)	430	41,392
Alexion Pharmaceuticals, Inc. * (Biotechnology)	602	39,220
Align Technology, Inc. * (Healthcare - Products)	1,032	26,141
Alkermes, Inc. * (Pharmaceuticals)	1,806	33,230
Alliance One International, Inc. * (Agriculture)	2,064	13,499
Allscripts Healthcare Solutions, Inc. * (Software)	946	25,570
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	946	31,000
Alpha Natural Resources, Inc. * (Coal)	1,290	29,967
Alpharma, Inc. - Class A (Pharmaceuticals)	774	16,533
AMAG Pharmaceuticals, Inc. * (Biotechnology)	258	14,758
Amedisys, Inc. * (Healthcare - Services)	516	19,825
AMERCO* (Trucking & Leasing)	258	16,373
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	860	21,715
American Campus Communities, Inc. (REIT)	860	25,189
American Commercial Lines, Inc. * (Transportation)	1,118	26,530
American Dental Partners, Inc. * (Healthcare - Services)	688	19,271
American Equity Investment Life Holding Co. (Insurance)	1,634	17,402
American Financial Realty Trust (REIT)	3,010	24,231
American Medical Systems Holdings, Inc. * (Healthcare - Products)	1,376	23,323
American Physicians Capital, Inc. (Insurance)	516	20,103
American Reprographics Co. * (Software)	602	11,269
American States Water Co. (Water)	946	36,894
American Superconductor Corp. * (Electrical Components & Equipment)	860	17,613
AmericanWest Bancorp (Banks)	1,290	25,297
AMERIGROUP Corp. * (Healthcare - Services)	946	32,618
Ameris Bancorp (Banks)	1,032	18,659
Ameristar Casinos, Inc. (Lodging)	602	16,916
Ameron International Corp. (Miscellaneous Manufacturing)	258	27,289
Amkor Technology, Inc. * (Semiconductors)	1,806	20,805
AMN Healthcare Services, Inc. * (Commercial Services)	774	14,497
ANADIGICS, Inc. * (Semiconductors)	1,204	21,768
Analogic Corp. (Electronics)	344	21,933
Andrew Corp. * (Telecommunications)	2,666	36,924
Anixter International, Inc. * (Telecommunications)	430	35,454
ANSYS, Inc. * (Software)	1,290	44,079
Anworth Mortgage Asset Corp. (REIT)	2,322	12,516
Apex Silver Mines, Ltd. ADR * (Mining)	1,032	20,072
Apogee Enterprises, Inc. (Building Materials)	688	17,847
Apollo Investment Corp. (Investment Companies)	1,548	32,198
Applebee’s International, Inc. (Retail)	1,290	32,095
Applera Corp.-Celera Genomics Group * (Biotechnology)	1,806	25,392
Applied Industrial Technologies, Inc. (Machinery-Diversified)	860	26,514
Applied Micro Circuits Corp. * (Semiconductors)	6,536	20,654
Apria Healthcare Group, Inc. * (Healthcare - Services)	774	20,132
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,118	42,339
Aquila, Inc. * (Electric)	7,912	31,727
Arbitron, Inc. (Commercial Services)	516	23,395
Arch Chemicals, Inc. (Chemicals)	602	28,222

See accompanying notes to the Schedules of Portfolio Investments.

Arena Pharmaceuticals, Inc. * (Biotechnology)	1,548	16,951
ARIAD Pharmaceuticals, Inc. * (Biotechnology)	2,838	13,140
Ariba, Inc. * (Internet)	1,892	20,396
Arlington Tankers, Ltd. ADR (Transportation)	1,032	25,418
Array BioPharma, Inc. * (Pharmaceuticals)	1,462	16,418
Arris Group, Inc. * (Telecommunications)	1,806	22,304
Arrow International, Inc. (Healthcare - Products)	516	23,473
ArthroCare Corp. * (Healthcare - Products)	516	28,839
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,376	23,144
Ashford Hospitality Trust (REIT)	2,322	23,336
Aspen Insurance Holdings, Ltd. (Insurance)	1,462	40,804
Aspen Technology, Inc. * (Software)	1,634	23,399
Assisted Living Concepts, Inc. - Class A * (Healthcare - Services)	1,634	14,935
Assured Guaranty, Ltd. ADR (Insurance)	1,204	32,713
Astec Industries, Inc. * (Machinery - Construction & Mining)	430	24,704
Atheros Communications * (Telecommunications)	946	28,352
Atlas America, Inc. (Oil & Gas)	430	22,201
ATMI, Inc. * (Semiconductors)	688	20,468
ATP Oil & Gas Corp. * (Oil & Gas)	430	20,223
Atwood Oceanics, Inc. * (Oil & Gas)	430	32,921
Authorize.Net Holdings, Inc. * (Internet)	946	16,678
Avid Technology, Inc. * (Software)	774	20,960
Avocent Corp. * (Internet)	946	27,548
Badger Meter, Inc. (Electronics)	688	22,050
Baldor Electric Co. (Hand/Machine Tools)	774	30,921
Bally Technologies, Inc. * (Entertainment)	1,032	36,564
Banco Latinoamericano de Exportaciones, S.A. - Class E ADR (Banks)	1,032	18,762
BankFinancial Corp. (Savings & Loans)	1,720	27,210
Banner Corp. (Banks)	774	26,618
Barnes Group, Inc. (Miscellaneous Manufacturing)	860	27,451
Basic Energy Services, Inc. * (Oil & Gas Services)	860	18,077
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	1,032	10,547
BearingPoint, Inc. * (Commercial Services)	3,698	14,977
Beazer Homes USA, Inc. (Home Builders)	688	5,676
Belden, Inc. (Electrical Components & Equipment)	688	32,274
Belo Corp. - Class A (Media)	1,548	26,873
Benchmark Electronics, Inc. * (Electronics)	1,204	28,740
Berry Petroleum Co. - Class A (Oil & Gas)	688	27,238
Big 5 Sporting Goods Corp. (Retail)	774	14,474
Bill Barrett Corp. * (Oil & Gas)	516	20,336
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	344	31,132
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	1,720	42,828
BioMed Realty Trust, Inc. (REIT)	1,290	31,089
Blackbaud, Inc. (Software)	946	23,877
Blackboard, Inc. * (Software)	602	27,596
Blockbuster, Inc. - Class A * (Retail)	3,956	21,244
Blue Nile, Inc. * (Internet)	258	24,283
Bob Evans Farms, Inc. (Retail)	774	23,359
Borders Group, Inc. (Retail)	1,118	14,903
Borland Software Corp. * (Software)	3,010	13,094
Boston Private Financial Holdings, Inc. (Banks)	1,032	28,731
Bowater, Inc. (Forest Products & Paper)	1,032	15,397
Bowne & Co., Inc. (Commercial Services)	1,032	17,193
Brady Corp. - Class A (Electronics)	860	30,857
Briggs & Stratton Corp. (Machinery-Diversified)	860	21,655
Bright Horizons Family Solutions, Inc. * (Commercial Services)	602	25,790
Brightpoint, Inc. * (Distribution/Wholesale)	1,032	15,490
Bristow Group, Inc. * (Transportation)	430	18,795
Brooks Automation, Inc. * (Semiconductors)	1,376	19,594
Brown Shoe Co., Inc. (Retail)	860	16,684
Brush Engineered Materials, Inc. * (Mining)	430	22,313
Buckeye Technologies, Inc. * (Forest Products & Paper)	1,204	18,229
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	602	43,904
Buffalo Wild Wings, Inc. * (Retail)	344	12,976
C-COR, Inc. * (Telecommunications)	1,118	12,846
CACI International, Inc. - Class A * (Computers)	516	26,362
Calamos Asset Management, Inc. (Diversified Financial Services)	774	21,850
California Water Service Group (Water)	946	36,412
Callaway Golf Co. (Leisure Time)	1,462	23,407
Capital City Bank Group, Inc. (Banks)	946	29,515
Capital Lease Funding, Inc. (REIT)	2,236	22,919
Carrizo Oil & Gas, Inc. * (Oil & Gas)	430	19,290
Carter’s, Inc. * (Apparel)	1,032	20,588
Cascade Corp. (Machinery-Diversified)	258	16,814
Casey’s General Stores, Inc. (Retail)	946	26,204
Cash America International, Inc. (Retail)	602	22,635
Cbeyond, Inc. * (Telecommunications)	430	17,540
CBRE Realty Finance, Inc. (REIT)	1,548	9,133
CBRL Group, Inc. (Retail)	516	21,053
Centene Corp. * (Healthcare - Services)	946	20,348

See accompanying notes to the Schedules of Portfolio Investments.

Centennial Bank Holdings, Inc. * (Banks)	2,924	18,714
Centerline Holding Co. (Diversified Financial Services)	1,290	19,802
Central European Distribution Corp. * (Distribution/Wholesale)	688	32,962
Central Garden & Pet Co. - Class A * (Household Products/Wares)	1,634	14,673
Central Vermont Public Service Corp. (Electric)	516	18,855
Century Aluminum Co. * (Mining)	430	22,640
Cenveo, Inc. * (Commercial Services)	1,032	22,322
Cepheid, Inc. * (Healthcare - Products)	1,290	29,412
Ceradyne, Inc. * (Miscellaneous Manufacturing)	430	32,568
CF Industries Holdings, Inc. (Chemicals)	860	65,283
Champion Enterprises, Inc. * (Home Builders)	1,548	16,997
Charlotte Russe Holding, Inc. * (Retail)	602	8,813
Charming Shoppes, Inc. * (Retail)	2,236	18,782
Charter Communications, Inc. - Class A * (Media)	7,052	18,194
Chattem, Inc. * (Cosmetics/Personal Care)	344	24,259
Checkpoint Systems, Inc. * (Electronics)	774	20,426
Chemed Corp. (Commercial Services)	430	26,729
Cherokee, Inc. (Apparel)	602	23,093
Chipotle Mexican Grill, Inc. - Class B * (Retail)	516	55,212
Chiquita Brands International, Inc. * (Food)	946	14,975
Christopher & Banks Corp. (Retail)	860	10,423
Cincinnati Bell, Inc. * (Telecommunications)	4,644	22,941
Cirrus Logic, Inc. * (Semiconductors)	2,150	13,760
Citadel Broadcasting Corp. (Media)	4,386	18,246
Citi Trends, Inc. * (Retail)	430	9,357
Citizens Republic Bancorp, Inc. (Banks)	1,548	24,938
CKE Restaurants, Inc. (Retail)	1,204	19,517
Clarcor, Inc. (Miscellaneous Manufacturing)	946	32,363
Cleco Corp. (Electric)	1,204	30,425
CMGI, Inc. * (Internet)	9,202	12,515
CNET Networks, Inc. * (Internet)	3,096	23,065
CoBiz Financial, Inc. (Banks)	1,376	23,557
Coeur d’Alene Mines Corp. * (Mining)	5,074	19,230
Cogent Communications Group, Inc. * (Internet)	860	20,072
Cognex Corp. (Machinery-Diversified)	1,032	18,328
Cohen & Steers, Inc. (Diversified Financial Services)	344	12,738
Coherent, Inc. * (Electronics)	688	22,071
Cohu, Inc. (Semiconductors)	946	17,738
Coinmatch Service Corp. - Class A (Commercial Services)	2,064	24,747
Coinstar, Inc. * (Commercial Services)	688	22,133
Collective Brands, Inc. * (Retail)	1,032	22,766
Columbia Banking System, Inc. (Banks)	1,118	35,575
Community Banks, Inc. (Banks)	774	23,057
Community Trust Bancorp, Inc. (Banks)	860	25,834
Commvault Systems, Inc. * (Software)	946	17,520
Compass Minerals International, Inc. (Mining)	688	23,420
Complete Production Services, Inc. * (Oil & Gas Services)	774	15,852
Comstock Resources, Inc. * (Oil & Gas)	774	23,870
Comtech Telecommunications Corp. * (Telecommunications)	430	23,001
Conceptus, Inc. * (Healthcare - Products)	860	16,323
Concur Technologies, Inc. * (Software)	860	27,107
CONMED Corp. * (Healthcare - Products)	688	19,257
Consolidated Communications Holdings, Inc. (Telecommunications)	946	18,551
Consolidated Water Co., Ltd. ADR (Water)	946	28,399
Consolidated-Tomoka Land Co. (Real Estate)	344	23,120
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,032	25,181
Corinthian Colleges, Inc. * (Commercial Services)	1,806	28,733
Corporate Office Properties Trust (REIT)	688	28,641
Corus Bankshares, Inc. (Banks)	1,118	14,556
CoStar Group, Inc. * (Commercial Services)	430	22,984
Crosstex Energy, Inc. (Oil & Gas)	860	32,603
CSG Systems International, Inc. * (Software)	860	18,275
CSK Auto Corp. * (Retail)	1,032	10,991
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,118	23,623
Curtiss-Wright Corp. (Aerospace/Defense)	774	36,765
CV Therapeutics, Inc. * (Pharmaceuticals)	1,290	11,584
Cymer, Inc. * (Electronics)	602	23,111
Daktronics, Inc. (Electronics)	688	18,727
Darling International, Inc. * (Environmental Control)	1,806	17,861
Dawson Geophysical Co. * (Oil & Gas Services)	258	19,998
DCT Industrial Trust, Inc. (REIT)	3,268	34,216
DealerTrack Holdings, Inc. * (Internet)	602	25,212
Deckers Outdoor Corp. * (Apparel)	258	28,328
Deerfield Triarc Capital Corp. (REIT)	1,548	14,009
Delta Petroleum Corp. * (Oil & Gas)	1,204	21,612
Deluxe Corp. (Commercial Services)	860	31,682
DeVry, Inc. (Commercial Services)	1,032	38,194
DiamondRock Hospitality Co. (REIT)	1,806	31,442
Digi International, Inc. * (Software)	1,204	17,145
Digital Realty Trust, Inc. (REIT)	946	37,263
Digital River, Inc. * (Internet)	688	30,788

See accompanying notes to the Schedules of Portfolio Investments.

Dionex Corp. * (Electronics)	344	27,334
DJO, Inc.* (Healthcare - Products)	516	25,336
Dobson Communications Corp. - Class A * (Telecommunications)	2,666	34,098
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	516	17,900
Dress Barn, Inc. * (Retail)	860	14,629
Drill-Quip, Inc. * (Oil & Gas Services)	430	21,221
DTS, Inc.* (Home Furnishings)	860	26,118
Dycom Industries, Inc. * (Engineering & Construction)	774	23,708
Eagle Bulk Shipping, Inc. ADR (Transportation)	1,032	26,564
EarthLink, Inc. * (Internet)	3,096	24,520
Eclipsys Corp. * (Software)	946	22,061
Edge Petroleum Corp. * (Oil & Gas)	1,032	13,251
Education Realty Trust, Inc. (REIT)	2,064	27,864
El Paso Electric Co. * (Electric)	1,118	25,859
Electronics for Imaging, Inc. * (Computers)	1,032	27,720
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	774	20,867
EMCOR Group, Inc. * (Engineering & Construction)	1,032	32,364
Empire District Electric Co. (Electric)	1,548	34,969
Employers Holdings, Inc. (Insurance)	1,290	26,587
EMS Technologies, Inc. * (Telecommunications)	946	23,205
Emulex Corp. * (Semiconductors)	1,376	26,378
Encore Acquisition Co. * (Oil & Gas)	946	29,941
Encore Wire Corp. (Electrical Components & Equipment)	602	15,128
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	688	15,631
EnergySouth, Inc. (Gas)	516	26,017
Ennis, Inc. (Household Products/Wares)	860	18,954
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	430	17,458
Entegris, Inc. * (Semiconductors)	2,494	21,648
Entertainment Properties Trust (REIT)	516	26,213
Entravision Communications Corp. * (Media)	1,892	17,444
Enzon Pharmaceuticals, Inc. * (Biotechnology)	2,494	21,972
Epicor Software Corp. * (Software)	1,462	20,132
Equinix, Inc. * (Internet)	516	45,764
Equity Inns, Inc. (REIT)	1,290	29,128
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	516	17,152
Euronet Worldwide, Inc. * (Commercial Services)	860	25,602
Evergreen Solar, Inc. * (Energy - Alternate Sources)	1,892	16,896
Excel Technology, Inc. * (Electronics)	860	21,457
EXCO Resources, Inc. * (Oil & Gas)	1,118	18,492
Exelixis, Inc. * (Biotechnology)	2,150	22,769
Exponent, Inc. * (Commercial Services)	946	23,735
Exterran Holdings, Inc. * (Oil & Gas Services)	530	42,580
Extra Space Storage, Inc. (REIT)	1,806	27,794
Federal Agricultural Mortgage Corp. - Class C (Diversified Financial Services)	602	17,675
FEI Co. * (Electronics)	688	21,624
FelCor Lodging Trust, Inc. (REIT)	1,204	23,996
Ferro Corp. (Chemicals)	946	18,901
Finisar Corp. * (Telecommunications)	5,160	14,448
First BanCorp (Banks)	1,806	17,157
First Financial Holdings, Inc. (Savings & Loans)	860	26,901
First Merchants Corp. (Banks)	1,204	25,958
First Place Financial Corp. (Savings & Loans)	1,118	19,789
First Potomac Realty Trust (REIT)	1,118	24,372
First State Bancorporation (Banks)	1,204	23,647
Fisher Communications, Inc. * (Media)	430	21,444
Fleetwood Enterprises, Inc. * (Home Builders)	1,806	15,441
FLIR Systems, Inc. * (Electronics)	1,032	57,163
Flow International Corp. * (Machinery-Diversified)	1,376	12,136
Flowers Foods, Inc. (Food)	1,290	28,122
Flushing Financial Corp. (Savings & Loans)	1,548	26,006
Force Protection, Inc. * (Auto Manufacturers)	1,118	24,216
FormFactor, Inc. * (Semiconductors)	774	34,342
Forward Air Corp. (Transportation)	774	23,050
Fossil, Inc. * (Household Products/Wares)	774	28,917
Foundry Networks, Inc. * (Telecommunications)	2,322	41,262
FPIC Insurance Group, Inc. * (Insurance)	516	22,214
Franklin Bank Corp. Houston * (Savings & Loans)	1,462	13,450
Fremont General Corp. (Banks)	1,290	5,031
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	3,440	15,858
FTI Consulting, Inc. * (Commercial Services)	688	34,613
Fuel Tech, Inc. * (Environmental Control)	516	11,398
FuelCell Energy, Inc. * (Energy - Alternate Sources)	1,978	17,683
Fuller (H.B.) Co. (Chemicals)	1,032	30,630
Gartner Group, Inc. * (Commercial Services)	1,204	29,450
Gaylord Entertainment Co. * (Lodging)	688	36,615
Gemstar-TV Guide International, Inc. * (Media)	4,902	34,118
Genco Shipping & Trading, Ltd. ADR (Transportation)	430	28,178
GenCorp, Inc. * (Aerospace/Defense)	1,634	19,543
General Communication, Inc. - Class A * (Telecommunications)	1,462	17,749
Genesco, Inc. * (Retail)	430	19,836
Genesee & Wyoming, Inc. - Class A * (Transportation)	774	22,322
GeoEye, Inc. * (Telecommunications)	774	19,931
Georgia Gulf Corp. (Chemicals)	860	11,954

See accompanying notes to the Schedules of Portfolio Investments.

Gevity HR, Inc. (Commercial Services)	774	7,934
Gladstone Capital Corp. (Investment Companies)	1,032	20,145
GMH Communities Trust (REIT)	2,064	15,996
Golden Telecom, Inc. (Telecommunications)	344	27,689
Goodman Global, Inc. * (Building Materials)	860	20,537
GrafTech International, Ltd. * (Electrical Components & Equipment)	1,720	30,685
Granite Construction, Inc. (Engineering & Construction)	516	27,358
Great Wolf Resorts, Inc. * (Entertainment)	1,548	19,133
Greatbatch, Inc. * (Electrical Components & Equipment)	602	16,007
Greater Bay Bancorp (Banks)	1,032	28,483
Greenhill & Co., Inc. (Diversified Financial Services)	344	21,001
Greif Brothers Corp. - Class A (Packaging & Containers)	516	31,311
Grey Wolf, Inc. * (Oil & Gas)	3,182	20,842
Group 1 Automotive, Inc. (Retail)	516	17,322
Guitar Center, Inc. * (Retail)	516	30,599
GulfMark Offshore, Inc. * (Transportation)	430	20,924
Haemonetics Corp. * (Healthcare - Products)	516	25,501
Harleysville National Corp. (Banks)	1,634	25,964
Harvest Natural Resources, Inc. * (Oil & Gas)	1,548	18,483
Haynes International, Inc. * (Metal Fabricate/Hardware)	258	22,025
HealthExtras, Inc. * (Pharmaceuticals)	688	19,147
HEALTHSOUTH Corp. * (Healthcare - Services)	1,376	24,094
Healthways, Inc. * (Healthcare - Services)	602	32,490
Hecla Mining Co. * (Mining)	2,150	19,243
HEICO Corp. (Aerospace/Defense)	688	33,960
Heidrick & Struggles International, Inc. * (Commercial Services)	430	15,674
Helen of Troy, Ltd. ADR * (Household Products/Wares)	688	13,285
Hercules Offshore, Inc. * (Oil & Gas Services)	516	13,473
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,720	22,824
Hercules, Inc. (Chemicals)	1,892	39,770
Herman Miller, Inc. (Office Furnishings)	946	25,674
Hersha Hospitality Trust (REIT)	2,150	21,285
Hexcel Corp. * (Aerospace/Defense Equipment)	1,634	37,108
Hibbett Sports, Inc. * (Retail)	774	19,195
Highwoods Properties, Inc. (REIT)	946	34,690
Hilb, Rogal, and Hobbs Co. (Insurance)	602	26,085
Hologic, Inc. * (Healthcare - Products)	860	52,460
Horizon Lines, Inc. - Class A (Transportation)	774	23,630
Horizon Offshore, Inc. * (Oil & Gas Services)	860	14,190
Hornbeck Offshore Services, Inc. * (Oil & Gas Services)	430	15,781
Hub Group, Inc. - Class A * (Transportation)	774	23,243
Hudson Highland Group, Inc. * (Commercial Services)	688	8,758
Human Genome Sciences, Inc. * (Biotechnology)	2,752	28,318
Huron Consulting Group, Inc. * (Commercial Services)	344	24,981
Iconix Brand Group, Inc. * (Apparel)	1,032	24,551
IDACORP, Inc. (Electric)	946	30,972
IHS, Inc. - Class A * (Computers)	602	34,007
II-VI, Inc. * (Electronics)	602	20,787
IKON Office Solutions, Inc. (Office/Business Equipment)	1,892	24,312
Illumina, Inc. * (Biotechnology)	860	44,617
Imation Corp. (Computers)	688	16,877
Immucor, Inc. * (Healthcare - Products)	1,118	39,969
Independent Bank Corp. (Banks)	860	25,542
Independent Bank Corp. (Banks)	1,376	15,205
Infinity Property & Casualty Corp. (Insurance)	516	20,754
Informatica Corp. * (Software)	1,634	25,654
Infospace, Inc. (Internet)	860	15,102
Ingles Markets, Inc. - Class A (Food)	516	14,789
Innospec, Inc. (Chemicals)	688	15,673
Insight Enterprises, Inc. * (Retail)	1,032	26,636
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	860	13,098
Integra Bank Corp. (Banks)	1,290	23,388
Interactive Brokers Group, Inc. - Class A * (Diversified Financial Services)	860	22,584
InterDigital, Inc. * (Telecommunications)	860	17,871
Interface, Inc. - Class A (Office Furnishings)	1,204	21,732
Interline Brands, Inc. * (Building Materials)	688	15,817
Intermec, Inc. * (Machinery-Diversified)	1,118	29,202
InterMune, Inc. * (Biotechnology)	602	11,516
Internap Network Services Corp. * (Internet)	1,032	14,623
International Coal Group, Inc. * (Coal)	2,752	12,219
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	602	40,015
Interwoven, Inc. * (Internet)	1,290	18,357
inVentiv Health, Inc. * (Advertising)	602	26,380
Inverness Medical Innovations, Inc. * (Healthcare - Products)	774	42,818
ION Geophysical Corp. * (Oil & Gas Services)	1,290	17,841
IPC Holdings, Ltd. ADR (Insurance)	1,118	32,254
iPCS, Inc. (Telecommunications)	602	20,703
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	1,892	28,323
ITC Holdings Corp. (Electric)	860	42,613
Itron, Inc. * (Electronics)	516	48,024

See accompanying notes to the Schedules of Portfolio Investments.

J. Crew Group, Inc. * (Retail)	602	24,983
j2 Global Communications, Inc. * (Internet)	946	30,963
Jack Henry & Associates, Inc. (Computers)	1,290	33,359
Jack in the Box, Inc. * (Retail)	516	33,457
Jackson Hewitt Tax Service, Inc. (Commercial Services)	688	19,236
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	688	18,376
Jamba, Inc. * (Retail)	1,720	12,092
Jer Investors Trust, Inc. (REIT)	1,376	17,131
JetBlue Airways Corp. * (Airlines)	2,752	25,373
Jo-Ann Stores, Inc. * (Retail)	516	10,888
Jos. A. Bank Clothiers, Inc. * (Retail)	430	14,371
K-V Pharmaceutical Co. * (Pharmaceuticals)	774	22,136
Kadant, Inc. * (Machinery-Diversified)	602	16,856
Kaiser Aluminum Corp. (Mining)	258	18,207
Kaman Corp. (Aerospace/Defense)	688	23,777
Kaydon Corp. (Metal Fabricate/Hardware)	516	26,827
KBW, Inc.* (Diversified Financial Services)	602	17,326
KEMET Corp. * (Electronics)	2,322	17,067
Kenexa Corp. * (Commercial Services)	516	15,882
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	430	20,537
Kindred Healthcare, Inc. * (Healthcare - Services)	516	9,242
KNBT Bancorp, Inc. (Savings & Loans)	1,978	32,716
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	1,806	21,600
Knight Transportation, Inc. (Transportation)	1,204	20,721
Knightsbridge Tankers, Ltd. ADR (Transportation)	688	18,507
Knoll, Inc. (Office Furnishings)	946	16,782
Korn/Ferry International * (Commercial Services)	860	14,199
Kulicke & Soffa Industries, Inc. * (Semiconductors)	1,720	14,586
Kyphon, Inc. * (Healthcare - Products)	774	54,180
L-1 Identity Solutions, Inc. * (Electronics)	1,118	21,074
Labor Ready, Inc. * (Commercial Services)	946	17,510
Laclede Group, Inc. (Gas)	1,204	38,865
Lance, Inc. (Food)	860	19,797
LandAmerica Financial Group, Inc. (Insurance)	258	10,057
Landauer, Inc. (Commercial Services)	516	26,295
LaSalle Hotel Properties (REIT)	774	32,570
Lattice Semiconductor Corp. * (Semiconductors)	3,182	14,287
Lawson Software, Inc. * (Software)	2,494	24,965
Layne Christensen Co. * (Engineering & Construction)	430	23,856
LCA-Vision, Inc. (Healthcare - Products)	430	12,638
Leapfrog Enterprises, Inc. * (Toys/Games/Hobbies)	1,548	12,771
Lear Corp. * (Auto Parts & Equipment)	1,204	38,648
Lee Enterprises, Inc. (Media)	1,032	16,068
Life Time Fitness, Inc. * (Leisure Time)	516	31,651
LifeCell Corp. * (Biotechnology)	688	25,848
Ligand Pharmaceuticals, Inc. - Class B (Pharmaceuticals)	2,236	11,940
Lin TV Corp. - Class A * (Media)	774	10,070
Littelfuse, Inc. * (Electrical Components & Equipment)	516	18,416
Live Nation, Inc. * (Commercial Services)	1,118	23,758
LKQ Corp. * (Distribution/Wholesale)	1,032	35,924
LodgeNet Entertainment Corp. * (Media)	602	15,267
Longs Drug Stores Corp. (Retail)	516	25,630
LoopNet, Inc. * (Internet)	774	15,898
LTC Properties, Inc. (REIT)	1,204	28,499
Luminex Corp. * (Healthcare - Products)	1,290	19,453
M&F Worldwide Corp. * (Food)	258	12,949
Macrovision Corp. * (Entertainment)	946	23,300
Magellan Health Services, Inc. * (Healthcare - Services)	688	27,919
Maguire Properties, Inc. (REIT)	774	19,992
Manhattan Associates, Inc. * (Computers)	688	18,858
MannKind Corp. * (Pharmaceuticals)	1,118	10,822
Mariner Energy, Inc. * (Oil & Gas)	1,462	30,278
Martek Biosciences Corp. * (Biotechnology)	860	24,966
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	1,032	24,190
MasTec, Inc. * (Telecommunications)	1,118	15,730
Matria Healthcare, Inc. * (Healthcare - Services)	516	13,499
Matrix Service Co. * (Oil & Gas Services)	602	12,612
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	688	30,134
Mattson Technology, Inc. * (Semiconductors)	1,634	14,134
Max Capital Group, Ltd. (Insurance)	1,204	33,760
MAXIMUS, Inc. (Commercial Services)	430	18,739
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	860	16,194
MCG Capital Corp. (Investment Companies)	1,548	22,276
McGrath Rentcorp (Commercial Services)	688	22,869
Medarex, Inc. * (Pharmaceuticals)	2,150	30,444
Mediacom Communications Corp. - Class A * (Media)	1,892	13,339
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	946	28,862
Mentor Corp. (Healthcare - Products)	688	31,682
Mentor Graphics Corp. * (Computers)	1,634	24,673
Meridian Bioscience, Inc. (Healthcare - Products)	946	28,683

See accompanying notes to the Schedules of Portfolio Investments.

Meritage Homes Corp. * (Home Builders)	516	7,286
Merrill Lynch & Co., Inc. (Diversified Financial Services)	378	26,944
Metal Management, Inc. (Environmental Control)	430	23,306
Methode Electronics, Inc. (Electronics)	1,118	16,826
MGE Energy, Inc. (Electric)	946	31,634
MGI Pharma, Inc. * (Pharmaceuticals)	1,376	38,225
Micros Systems, Inc. * (Computers)	688	44,768
Microsemi Corp. * (Semiconductors)	1,290	35,965
MicroStrategy, Inc. - Class A * (Software)	172	13,646
Midas, Inc. * (Commercial Services)	860	16,228
MKS Instruments, Inc. * (Semiconductors)	946	17,993
Mobile Mini, Inc. * (Storage/Warehousing)	774	18,700
Monaco Coach Corp. (Home Builders)	1,204	16,892
Monarch Casino & Resort, Inc. * (Lodging)	602	17,127
Montpelier Re Holdings, Ltd. ADR (Insurance)	1,892	33,488
Moog, Inc. - Class A * (Aerospace/Defense)	688	30,231
MPS Group, Inc. * (Commercial Services)	1,892	21,096
MSC. Software Corp. * (Software)	1,290	17,570
Mueller Industries, Inc. (Metal Fabricate/Hardware)	774	27,972
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,236	27,704
MVC Capital, Inc. (Investment Companies)	946	17,529
Myriad Genetics, Inc. * (Biotechnology)	774	40,364
Nara Bancorp, Inc. (Banks)	1,376	21,493
Nash Finch Co. (Food)	344	13,702
NATCO Group, Inc. - Class A * (Oil & Gas Services)	430	22,253
National CineMedia, Inc. (Entertainment)	946	21,190
National City Corp. (Banks)	1,409	35,352
National Financial Partners (Diversified Financial Services)	688	36,450
Nationwide Health Properties, Inc. (REIT)	1,462	44,050
NCI Building Systems, Inc. * (Building Materials)	430	18,580
Nektar Therapeutics * (Biotechnology)	1,806	15,947
Net 1 UEPS Technologies, Inc. * (Commercial Services)	774	21,030
Netflix, Inc. * (Internet)	946	19,601
NETGEAR, Inc. * (Telecommunications)	688	20,929
NewAlliance Bancshares, Inc. (Savings & Loans)	2,150	31,562
NGP Capital Resources Co. (Investment Companies)	1,290	20,937
Nicor, Inc. (Gas)	774	33,205
Nordson Corp. (Machinery-Diversified)	602	30,226
North Pittsburgh Systems, Inc. (Telecommunications)	860	20,434
NorthStar Realty Finance Corp. (REIT)	1,720	17,080
Novatel Wireless, Inc. * (Telecommunications)	602	13,635
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	688	10,960
NTELOS Holdings Corp. (Telecommunications)	688	20,268
Nuance Communications, Inc. * (Software)	2,150	41,517
NuVasive, Inc. * (Healthcare - Products)	860	30,900
O’Charley’s, Inc. (Retail)	1,032	15,645
Oil States International, Inc. * (Oil & Gas Services)	774	37,384
Old Dominion Freight Line, Inc. * (Transportation)	688	16,491
Olin Corp. (Chemicals)	1,376	30,795
OM Group, Inc. * (Chemicals)	516	27,250
OMEGA Healthcare Investors, Inc. (REIT)	1,806	28,047
Omnicell, Inc. * (Software)	860	24,544
OmniVision Technologies, Inc. * (Semiconductors)	1,118	25,412
ON Semiconductor Corp. * (Semiconductors)	3,784	47,527
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	860	37,427
optionsXpress Holdings, Inc. (Diversified Financial Services)	860	22,480
OraSure Technologies, Inc. * (Healthcare - Products)	2,322	23,336
Orbital Sciences Corp. * (Aerospace/Defense)	1,118	24,864
Orthofix International N.V. ADR * (Healthcare - Products)	430	21,057
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,032	35,078
OSI Systems, Inc. * (Electronics)	602	13,551
Owens & Minor, Inc. (Distribution/Wholesale)	774	29,482
P.F. Chang’s China Bistro, Inc. * (Retail)	602	17,819
Pacer International, Inc. (Transportation)	860	16,383
Pacific Sunwear of California, Inc. * (Retail)	1,204	17,819
PAETEC Holding Corp. * (Telecommunications)	1,634	20,376
Palm, Inc. * (Computers)	1,720	27,984
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	688	12,769
Parallel Petroleum Corp. * (Oil & Gas)	860	14,611
Parametric Technology Corp. * (Software)	1,806	31,461
PAREXEL International Corp. * (Commercial Services)	516	21,295
Parker Drilling Co. * (Oil & Gas)	2,064	16,760
Partners Trust Financial Group, Inc. (Savings & Loans)	2,494	30,352
Peet’s Coffee & Tea, Inc. * (Beverages)	860	24,003

See accompanying notes to the Schedules of Portfolio Investments.

Penn Virginia Corp. (Oil & Gas)	602	26,476
Performance Food Group Co. * (Food)	774	23,321
Perini Corp. * (Engineering & Construction)	430	24,050
Perot Systems Corp. - Class A * (Computers)	1,462	24,722
Perrigo Co. (Pharmaceuticals)	1,462	31,214
Petrohawk Energy Corp. * (Oil & Gas)	2,666	43,776
PetroQuest Energy, Inc. * (Oil & Gas)	1,118	11,996
Pharmion Corp. * (Pharmaceuticals)	516	23,808
Phase Forward, Inc. * (Software)	1,032	20,650
PHH Corp.* (Commercial Services)	946	24,861
PHI, Inc.* (Transportation)	688	20,736
Pier 1 Imports, Inc. * (Retail)	2,150	10,170
Pilgrim’s Pride Corp. (Food)	688	23,894
Pinnacle Entertainment, Inc. * (Entertainment)	1,032	28,101
Pinnacle Financial Partners, Inc. * (Banks)	1,032	29,742
Piper Jaffray * (Diversified Financial Services)	430	23,048
Plantronics, Inc. (Telecommunications)	860	24,553
Platinum Underwriters Holdings, Ltd. ADR (Insurance)	1,032	37,111
Playtex Products, Inc. * (Household Products/Wares)	1,376	25,153
Plexus Corp. * (Electronics)	860	23,564
PMA Capital Corp. - Class A * (Insurance)	2,064	19,608
PMC-Sierra, Inc. * (Semiconductors)	3,784	31,748
PNM Resources, Inc. (Electric)	1,376	32,033
Polaris Industries, Inc. (Leisure Time)	688	30,011
Polycom, Inc. * (Telecommunications)	1,376	36,959
PolyMedica Corp. (Healthcare - Products)	516	27,100
PolyOne Corp. * (Chemicals)	2,408	17,988
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	344	18,256
Post Properties, Inc. (REIT)	688	26,626
Potlatch Corp. (Forest Products & Paper)	774	34,853
Powerwave Technologies, Inc. * (Telecommunications)	2,752	16,952
Preferred Bank (Banks)	688	27,066
Presidential Life Corp. (Insurance)	1,118	18,961
Priceline.com, Inc. * (Internet)	602	53,428
PRIMEDIA, Inc. (Media)	946	13,282
ProAssurance Corp. * (Insurance)	602	32,430
Progress Software Corp. * (Software)	774	23,452
Prospect Capital Corp. (Investment Companies)	1,118	19,028
Provident New York Bancorp (Savings & Loans)	1,978	25,932
PSS World Medical, Inc. * (Healthcare - Products)	1,290	24,678
Psychiatric Solutions, Inc. * (Healthcare - Services)	946	37,159
QIAGEN N.V. ADR * (Biotechnology)	1,878	36,452
Quanex Corp. (Metal Fabricate/Hardware)	602	28,282
Quantum Corp. * (Computers)	5,332	18,129
Quest Software, Inc. * (Software)	1,290	22,136
Quiksilver, Inc. * (Apparel)	2,150	30,745
RAIT Financial Trust (REIT)	1,118	9,201
Ralcorp Holdings, Inc. * (Food)	516	28,803
Raven Industries, Inc. (Miscellaneous Manufacturing)	516	20,666
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	516	19,789
RC2 Corp.* (Toys/Games/Hobbies)	516	14,288
RealNetworks, Inc. * (Internet)	2,236	15,160
Realty Income Corp. (REIT)	1,720	48,074
Red Robin Gourmet Burgers, Inc. * (Retail)	516	22,136
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	774	20,410
Regal-Beloit Corp. (Hand/Machine Tools)	516	24,711
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,204	21,431
Regis Corp. (Retail)	774	24,698
Renasant Corp. (Banks)	1,032	22,322
Rent-A-Center, Inc. * (Commercial Services)	1,204	21,829
Republic Property Trust (REIT)	1,978	29,017
Resource Capital Corp. (REIT)	1,376	15,494
Resources Connection, Inc. (Commercial Services)	860	19,909
RF Micro Devices, Inc. * (Telecommunications)	3,440	23,151
Rimage Corp. * (Computers)	602	13,509
Robbins & Myers, Inc. (Machinery-Diversified)	344	19,708
Rock-Tenn Co. - Class A (Forest Products & Paper)	688	19,883
Rofin-Sinar Technologies, Inc. * (Electronics)	344	24,152
Rosetta Resources, Inc. * (Oil & Gas)	1,032	18,927
RTI International Metals, Inc. * (Mining)	344	27,265
Rudolph Technologies, Inc. * (Semiconductors)	1,032	14,273
Rush Enterprises, Inc. * (Retail)	774	19,621
Russ Berrie and Co., Inc. * (Household Products/Wares)	946	15,893
Ryerson, Inc. (Iron/Steel)	516	17,410
SAIC, Inc. * (Commercial Services)	1,634	31,356
Sally Beauty Holdings, Inc. * (Retail)	1,806	15,261
Sanderson Farms, Inc. (Food)	430	17,918
Sandy Spring Bancorp, Inc. (Banks)	860	25,903
Sapient Corp. * (Internet)	2,064	13,849
Savient Pharmaceuticals, Inc. * (Biotechnology)	1,204	17,518
SAVVIS, Inc. * (Telecommunications)	516	20,010
ScanSource, Inc. * (Distribution/Wholesale)	688	19,340
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	430	31,515
Scholastic Corp. * (Media)	774	26,982
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	688	16,030
Sciele Pharma, Inc. * (Pharmaceuticals)	774	20,139
Seabright Insurance Holdings * (Insurance)	1,204	20,552
Seacoast Banking Corp. of Florida (Banks)	1,118	20,907

See accompanying notes to the Schedules of Portfolio Investments.

Security Bank Corp. (Banks)	1,204	15,074
Select Comfort Corp. * (Retail)	1,032	14,396
Selective Insurance Group, Inc. (Insurance)	1,204	25,621
Semtech Corp. * (Semiconductors)	1,462	29,942
Senior Housing Properties Trust (REIT)	1,548	34,149
Senomyx, Inc. * (Commercial Services)	1,118	13,696
Signature Bank * (Banks)	688	24,238
Silgan Holdings, Inc. (Packaging & Containers)	430	23,113
Silicon Image, Inc. * (Semiconductors)	1,978	10,187
Sinclair Broadcast Group, Inc. - Class A (Media)	1,290	15,532
SiRF Technology Holdings, Inc. * (Semiconductors)	946	20,197
Skilled Healthcare Group, Inc. - Class A * (Healthcare - Services)	1,118	17,609
SkyWest, Inc. (Airlines)	1,032	25,975
Skyworks Solutions, Inc. * (Semiconductors)	3,010	27,210
Smart Modular Technologies (WWH), Inc. ADR * (Computers)	1,032	7,379
Sohu.com, Inc. * (Internet)	602	22,701
Sonic Corp. * (Retail)	1,290	30,186
SonicWALL, Inc. * (Internet)	1,978	17,268
SonoSite, Inc. * (Healthcare - Products)	602	18,373
Sonus Networks, Inc. * (Telecommunications)	4,128	25,181
Sotheby’s (Commercial Services)	1,032	49,319
Southwest Bancorp, Inc. (Banks)	1,032	19,422
Spansion, Inc. - Class A * (Semiconductors)	1,720	14,534
Spartan Motors, Inc. (Auto Parts & Equipment)	774	13,026
Spartan Stores, Inc. (Food)	602	13,563
Spartech Corp. (Chemicals)	688	11,737
Spherion Corp. * (Commercial Services)	1,806	14,918
SPSS, Inc. * (Software)	430	17,690
Stage Stores, Inc. (Retail)	946	17,246
Standard Microsystems Corp. * (Semiconductors)	602	23,129
Standard Pacific Corp. (Home Builders)	1,204	6,670
Standex International Corp. (Miscellaneous Manufacturing)	946	19,563
Steiner Leisure, Ltd. ADR * (Commercial Services)	430	18,662
STERIS Corp. (Healthcare - Products)	1,118	30,555
Sterling Financial Corp. (Savings & Loans)	1,032	27,771
Steven Madden, Ltd. (Apparel)	602	11,408
Stewart Enterprises, Inc. - Class A (Commercial Services)	2,494	19,004
Stifel Financial Corp. * (Diversified Financial Services)	344	19,897
Stone Energy Corp. * (Oil & Gas)	602	24,086
Strategic Hotels & Resorts, Inc. (REIT)	1,376	28,332
Strayer Education, Inc. (Commercial Services)	258	43,507
Suffolk Bancorp (Banks)	774	24,814
Sunrise Assisted Living, Inc. * (Healthcare - Services)	774	27,376
Sunstone Hotel Investors, Inc. (REIT)	1,204	30,871
Superior Bancorp * (Banks)	2,580	22,781
Superior Essex, Inc. * (Electrical Components & Equipment)	516	19,236
SureWest Communications (Telecommunications)	688	17,207
Swift Energy Co. * (Oil & Gas)	516	21,115
Sybase, Inc. * (Software)	1,376	31,827
Symmetricom, Inc. * (Telecommunications)	1,978	9,297
Synaptics, Inc. * (Computers)	516	24,644
Take-Two Interactive Software, Inc. * (Software)	1,290	22,033
Taser International, Inc. * (Electronics)	1,376	21,589
Technitrol, Inc. (Electronics)	774	20,859
Technology Investment Capital Corp. (Investment Companies)	1,462	19,547
Tekelec* (Telecommunications)	1,204	14,568
Teledyne Technologies, Inc. * (Aerospace/Defense)	602	32,141
TeleTech Holdings, Inc. * (Commercial Services)	688	16,450
Tempur-Pedic International, Inc. (Home Furnishings)	1,290	46,118
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	860	26,669
Terra Industries, Inc. * (Chemicals)	1,548	48,391
Tessera Technologies, Inc. * (Semiconductors)	774	29,025
Tetra Tech, Inc. * (Environmental Control)	1,118	23,612
Texas Capital Bancshares, Inc. * (Banks)	1,032	22,436
Texas Industries, Inc. (Building Materials)	430	33,755
The Children’s Place Retail Stores, Inc. * (Retail)	430	10,440
The Commerce Group, Inc. (Insurance)	946	27,879
The Genlyte Group, Inc. * (Building Materials)	430	27,632
The Geo Group, Inc. * (Commercial Services)	946	28,011
The Gymboree Corp. * (Apparel)	602	21,214
The Hain Celestial Group, Inc. * (Food)	860	27,632
The Medicines Co. * (Pharmaceuticals)	1,032	18,380
The Men’s Wearhouse, Inc. (Retail)	860	43,447
The Middleby Corp. * (Machinery-Diversified)	344	22,202
The Pantry, Inc. * (Retail)	430	11,021
The Pep Boys - Manny, Moe & Jack (Retail)	860	12,066
The Phoenix Cos., Inc. (Insurance)	2,236	31,550
The Spectranetics Corp. * (Healthcare - Products)	1,548	20,867
The Steak n Shake Co. * (Retail)	1,462	21,945

See accompanying notes to the Schedules of Portfolio Investments.

The Timberland Co. - Class A * (Apparel)	946	17,936
The Topps Co., Inc. (Toys/Games/Hobbies)	2,150	20,834
The TriZetto Group, Inc. * (Internet)	1,032	18,070
The Ultimate Software Group, Inc. * (Software)	688	24,011
The Warnaco Group, Inc. * (Apparel)	860	33,600
Thoratec Corp. * (Healthcare - Products)	1,118	23,131
THQ, Inc.* (Software)	1,032	25,779
Tibco Software, Inc. * (Internet)	3,440	25,422
TierOne Corp. (Savings & Loans)	602	15,935
Time Warner Telecom, Inc. - Class A * (Telecommunications)	2,236	49,125
Titan International, Inc. (Auto Parts & Equipment)	516	16,471
TiVo, Inc. * (Home Furnishings)	2,752	17,475
TNS, Inc. (Commercial Services)	1,376	22,099
TreeHouse Foods, Inc. * (Food)	774	20,937
Triarc Cos., Inc. (Retail)	1,462	18,290
TriCo Bancshares (Banks)	1,032	22,983
Trident Microsystems, Inc. * (Software)	1,032	16,398
TriQuint Semiconductor, Inc. * (Semiconductors)	3,698	18,157
Tronox, Inc. - Class B (Chemicals)	1,290	11,649
Trump Entertainment Resorts, Inc. * (Lodging)	1,032	6,656
TrustCo Bank Corp. NY (Banks)	3,440	37,599
Tupperware Corp. (Household Products/Wares)	1,118	35,206
Tween Brands, Inc. * (Retail)	516	16,945
TXCO Resources, Inc. * (Oil & Gas)	1,376	12,329
UAP Holding Corp. (Chemicals)	1,032	32,364
UCBH Holdings, Inc. (Banks)	1,806	31,569
UIL Holdings Corp. (Electric)	774	24,381
Under Armour, Inc. - Class A * (Retail)	430	25,723
United America Indemnity, Ltd. - Class A * (Insurance)	1,032	22,198
United Natural Foods, Inc. * (Food)	860	23,409
United Online, Inc. (Internet)	1,548	23,235
United Stationers, Inc. * (Distribution/Wholesale)	430	23,874
United Therapeutics Corp. * (Pharmaceuticals)	430	28,612
Universal American Financial Corp. * (Insurance)	1,118	25,502
Universal Corp. (Agriculture)	430	21,049
Universal Health Realty Income Trust (REIT)	860	30,556
Urstadt Biddle Properties - Class A (REIT)	1,548	23,948
USA Mobility, Inc. (Telecommunications)	688	11,607
USEC, Inc. * (Mining)	1,462	14,986
UTStarcom, Inc. * (Telecommunications)	2,752	10,072
Vail Resorts, Inc. * (Entertainment)	516	32,142
Valassis Communications, Inc. * (Commercial Services)	1,032	9,205
Valeant Pharmaceuticals International * (Pharmaceuticals)	1,634	25,294
Valmont Industries, Inc. (Metal Fabricate/Hardware)	344	29,188
ValueClick, Inc. * (Internet)	1,634	36,700
Varian, Inc. * (Electronics)	516	32,823
Veeco Instruments, Inc. * (Semiconductors)	1,032	20,000
Ventana Medical Systems, Inc. * (Healthcare - Products)	516	44,330
Viad Corp. (Commercial Services)	516	18,576
ViaSat, Inc. * (Telecommunications)	602	18,560
Vignette Corp. * (Internet)	1,032	20,712
ViroPharma, Inc. * (Pharmaceuticals)	1,376	12,246
VistaPrint, Ltd. ADR * (Commercial Services)	774	28,924
Visteon Corp. * (Auto Parts & Equipment)	2,580	13,287
Volcom, Inc. * (Apparel)	344	14,627
W-H Energy Services, Inc. * (Oil & Gas Services)	516	38,055
W.R. Grace & Co. * (Chemicals)	1,204	32,339
Wabtec Corp. (Machinery-Diversified)	860	32,216
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,376	37,193
Walter Industries, Inc. (Holding Companies-Diversified)	946	25,447
Warren Resources, Inc. * (Oil & Gas)	1,462	18,333
Washington Group International, Inc. * (Engineering & Construction)	430	37,758
Watsco, Inc. (Distribution/Wholesale)	430	19,965
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	688	30,919
Watts Water Technologies, Inc. - Class A (Electronics)	602	18,481
WD-40 Co. (Household Products/Wares)	688	23,488
Websense, Inc. * (Internet)	860	16,968
West Coast Bancorp (Banks)	946	26,876
West Pharmaceutical Services, Inc. (Healthcare - Products)	602	25,079
Westar Energy, Inc. (Electric)	1,634	40,131
Whiting Petroleum Corp. * (Oil & Gas)	602	26,759
Willbros Group, Inc. ADR * (Oil & Gas Services)	602	20,468
Wind River Systems, Inc. * (Software)	1,720	20,244
Winn-Dixie Stores, Inc. * (Food)	602	11,269
Winnebago Industries, Inc. (Home Builders)	688	16,429
Winthrop Realty Trust (REIT)	3,784	25,466
WMS Industries, Inc. * (Leisure Time)	860	28,466
Wolverine World Wide, Inc. (Apparel)	1,032	28,277
Woodward Governor Co. (Electronics)	516	32,198
World Acceptance Corp. * (Diversified Financial Services)	430	14,224
World Fuel Services Corp. (Retail)	516	21,058
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,204	28,366
Wright Express Corp. * (Commercial Services)	774	28,243

See accompanying notes to the Schedules of Portfolio Investments.

Wright Medical Group, Inc. * (Healthcare - Products)	860	23,065
WSFS Financial Corp. (Savings & Loans)	430	26,832
XenoPort, Inc. * (Pharmaceuticals)	430	20,232
Yardville National Bancorp (Banks)	774	26,030
Zale Corp. * (Retail)	860	19,900
Zenith National Insurance Corp. (Insurance)	688	30,884
Zoltek Cos., Inc. * (Chemicals)	430	18,761
Zoran Corp. * (Semiconductors)	1,032	20,846
Zumiez, Inc. * (Retail)	430	19,079
Zymogenetics, Inc. * (Pharmaceuticals)	1,204	15,712

TOTAL COMMON STOCKS
(Cost $16,029,357)		19,036,477

	Principal Amount

Repurchase Agreements (20.8%)
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $4,973,927 (Collateralized by $5,018,000 of various U.S. Government Agency Obligations, 4.503% - 5.25%**, 11/16/07 - 9/2/08, market value $5,074,268)	$4,972,000	4,972,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,972,000)		4,972,000

TOTAL INVESTMENT SECURITIES
(Cost $21,001,357)—100.2%		24,008,477
Net other assets (liabilities) — (0.2)%		(58,370)

NET ASSETS — 100.0%		$23,950,107

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
**	Represents the effective yield or interest rate in effect at September 30, 2007.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $18,209,250)	45	$ 578,048
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $5,341,380)	66	(11,691)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/07	$12,580,630	$(135,315)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/07	3,538,480	(38,044)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.0%
Auto Manufacturers	0.1%
Auto Parts & Equipment	1.0%
Banks	3.9%
Beverages	0.1%
Biotechnology	1.9%
Building Materials	0.6%
Chemicals	1.5%
Coal	0.2%
Commercial Services	5.6%
Computers	1.5%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.9%
Electric	1.1%
Electrical Components & Equipment	0.8%
Electronics	2.7%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.8%
Entertainment	0.6%
See accompanying notes to the Schedules of Portfolio Investments.

Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	3.2%
Healthcare - Services	1.3%
Holding Companies-Diversified	0.1%
Home Builders	0.4%
Home Furnishings	0.4%
Household Products/Wares	0.9%
Insurance	2.2%
Internet	3.0%
Investment Companies	0.8%
Iron/Steel	0.2%
Leisure Time	0.4%
Lodging	0.3%
Machinery - Construction & Mining	0.3%
Machinery-Diversified	1.2%
Media	1.2%
Metal Fabricate/Hardware	0.8%
Mining	0.9%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.7%
Oil & Gas Services	1.4%
Packaging & Containers	0.2%
Pharmaceuticals	2.5%
REIT	4.0%
Real Estate	0.1%
Retail	4.9%
Savings & Loans	1.2%
Semiconductors	2.9%
Software	3.2%
Storage/Warehousing	0.1%
Telecommunications	3.8%
Toys/Games/Hobbies	0.5%
Transportation	1.5%
Trucking & Leasing	0.1%
Water	0.3%
Other***	20.6%

***	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraOTC	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (83.9%)
Activision, Inc. * (Software)	10,758	$232,265
Adobe Systems, Inc. * (Software)	24,450	1,067,487
Akamai Technologies, Inc. * (Internet)	6,683	192,003
Altera Corp. (Semiconductors)	20,538	494,555
Amazon.com, Inc. * (Internet)	11,573	1,078,025
Amgen, Inc. * (Biotechnology)	21,516	1,217,160
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	5,379	268,950
Apollo Group, Inc. - Class A * (Commercial Services)	7,498	451,005
Apple Computer, Inc. * (Computers)	51,508	7,908,538
Applied Materials, Inc. (Semiconductors)	30,318	627,583
Autodesk, Inc. * (Software)	10,106	504,997
BEA Systems, Inc. * (Software)	15,485	214,777
Bed Bath & Beyond, Inc. * (Retail)	15,485	528,348
Biogen Idec, Inc. * (Biotechnology)	13,366	886,567
Broadcom Corp. - Class A * (Semiconductors)	18,093	659,309
C.H. Robinson Worldwide, Inc. (Transportation)	7,172	389,368
Cadence Design Systems, Inc. * (Computers)	12,388	274,890
CDW Corp. * (Distribution/Wholesale)	3,586	312,699
Celgene Corp. * (Biotechnology)	16,137	1,150,729
Cephalon, Inc. * (Pharmaceuticals)	2,771	202,449
Check Point Software Technologies, Ltd. ADR * (Internet)	9,291	233,947
CheckFree Corp. * (Internet)	3,586	166,892
Cintas Corp. (Textiles)	8,150	302,365
Cisco Systems, Inc. * (Telecommunications)	92,095	3,049,265
Citrix Systems, Inc. * (Software)	9,128	368,041
Cognizant Technology Solutions Corp. * (Computers)	6,031	481,093
Comcast Corp. - Special Class A * (Media)	61,614	1,489,827
Costco Wholesale Corp. (Retail)	9,780	600,199
Dell, Inc. * (Computers)	35,534	980,738
DENTSPLY International, Inc. (Healthcare - Products)	6,194	257,918
Discovery Holding Co. - Class A * (Media)	10,106	291,558
eBay, Inc. * (Internet)	43,032	1,679,109
EchoStar Communications Corp. - Class A * (Media)	9,128	427,282
Electronic Arts, Inc. * (Software)	13,366	748,362
Expedia, Inc. * (Internet)	11,736	374,144
Expeditors International of Washington, Inc. (Transportation)	8,965	424,044
Express Scripts, Inc. * (Pharmaceuticals)	9,780	545,920
Fastenal Co. (Distribution/Wholesale)	6,031	273,868
Fiserv, Inc. * (Software)	8,802	447,670
Flextronics International, Ltd. ADR * (Electronics)	28,036	313,442
Foster Wheeler, Ltd. ADR * (Engineering & Construction)	3,097	406,574
Garmin, Ltd. ADR (Electronics)	8,476	1,012,034
Genzyme Corp. * (Biotechnology)	14,018	868,555
Gilead Sciences, Inc. * (Pharmaceuticals)	38,794	1,585,511
Google, Inc. - Class A * (Internet)	6,031	3,421,205
IAC/InterActiveCorp * (Internet)	12,714	377,224
Infosys Technologies, Ltd. ADR (Software)	4,727	228,740
Intel Corp. (Semiconductors)	86,879	2,246,691
Intuit, Inc. * (Software)	17,930	543,279
Intuitive Surgical, Inc. * (Healthcare - Products)	1,630	374,900
Joy Global, Inc. (Machinery - Construction & Mining)	4,564	232,125
Juniper Networks, Inc. * (Telecommunications)	14,344	525,134
KLA-Tencor Corp. (Semiconductors)	9,943	554,621
Lam Research Corp. * (Semiconductors)	5,379	286,486
Lamar Advertising Co. (Advertising)	3,260	159,642
Level 3 Communications, Inc. * (Telecommunications)	63,570	295,600
Liberty Global, Inc. - Class A * (Media)	8,313	340,999
Liberty Media Holding Corp. - Interactive Series A * (Internet)	24,613	472,816
Linear Technology Corp. (Semiconductors)	12,551	439,159
Logitech International SA ADR * (Computers)	7,498	221,566
Marvell Technology Group, Ltd. ADR * (Semiconductors)	23,961	392,242
Maxim Integrated Products, Inc. (Semiconductors)	19,071	559,734
Microchip Technology, Inc. (Semiconductors)	7,661	278,248
Microsoft Corp. (Software)	137,083	4,038,465
Millicom International Cellular SA ADR * (Telecommunications)	4,075	341,892
Monster Worldwide, Inc. * (Internet)	5,705	194,312
Network Appliance, Inc. * (Computers)	15,811	425,474
NII Holdings, Inc. - Class B * (Telecommunications)	7,172	589,180
NVIDIA Corp. * (Semiconductors)	22,820	826,997
Oracle Corp. * (Software)	90,465	1,958,567
PACCAR, Inc. (Auto Manufacturers)	11,899	1,014,390
Patterson Cos., Inc. * (Healthcare - Products)	5,705	220,270
Patterson-UTI Energy, Inc. (Oil & Gas)	6,683	150,835
Paychex, Inc. (Commercial Services)	15,485	634,885
Petsmart, Inc. (Retail)	5,705	181,990
Qualcomm, Inc. (Telecommunications)	85,738	3,623,288
Research In Motion, Ltd. ADR * (Computers)	23,798	2,345,293
Ross Stores, Inc. (Retail)	5,868	150,456
Ryanair Holdings PLC ADR * (Airlines)	4,890	202,984
SanDisk Corp. * (Computers)	8,802	484,990
Sears Holdings Corp. * (Retail)	6,357	808,610
Sepracor, Inc. * (Pharmaceuticals)	4,401	121,028
Sigma-Aldrich Corp. (Chemicals)	5,379	262,172
Sirius Satellite Radio, Inc. * (Media)	67,156	234,374
Staples, Inc. (Retail)	20,375	437,859
Starbucks Corp. * (Retail)	44,010	1,153,062
Sun Microsystems, Inc. * (Computers)	65,363	366,686
Symantec Corp. * (Internet)	39,120	758,146

See accompanying notes to the Schedules of Portfolio Investments.

Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	6,031	240,034
Tellabs, Inc. * (Telecommunications)	10,595	100,864
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	25,917	1,152,529
UAL Corp.* (Airlines)	4,564	212,363
VeriSign, Inc. * (Internet)	9,943	335,477
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,868	225,390
Virgin Media, Inc. (Telecommunications)	15,159	367,909
Whole Foods Market, Inc. (Food)	5,868	287,297
Wynn Resorts, Ltd. (Lodging)	5,053	796,151
Xilinx, Inc. (Semiconductors)	16,789	438,864
XM Satellite Radio Holdings, Inc. - Class A * (Media)	13,366	189,396
Yahoo!, Inc. * (Internet)	27,384	734,987

TOTAL COMMON STOCKS
(Cost $51,654,540)		74,547,939

	Principal
	Amount

Repurchase Agreements (17.8%)
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $15,786,115 (Collateralized by $16,259,000 of various Federal National Mortgage Association Securities, 4.754%** - 5.125%, 11/14/07 - 9/2/08, market value $16,109,531)	$15,780,000	15,780,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,780,000)		15,780,000

TOTAL INVESTMENT SECURITIES
(Cost $67,434,540)—101.7%		90,327,939
Net other assets (liabilities) — (1.7)%		(1,467,362)

NET ASSETS — 100.0%		$88,860,577

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at September 30, 2007.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $126,795)	3	$2,486
NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $4,015,175)	19	176,805

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/07	$7,556,893	$(20,146)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/07	91,765,157	(252,376)

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	0.2%
Airlines	0.4%
Auto Manufacturers	1.1%
Biotechnology	5.0%
Chemicals	0.3%
Commercial Services	1.2%
Computers	15.2%
Distribution/Wholesale	0.7%
Electronics	1.5%
Engineering & Construction	0.5%
Food	0.3%
Healthcare - Products	1.0%
Internet	11.3%
Lodging	0.9%
Machinery - Construction & Mining	0.3%
Media	3.4%
Oil & Gas	0.2%
Pharmaceuticals	4.3%
Retail	4.4%
Semiconductors	8.6%
Software	11.6%
Telecommunications	10.3%
Textiles	0.3%
Transportation	0.9%
Other***	16.1%

*** Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (58.5%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$5,504,000	$5,504,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	5,504,000	5,504,000
Federal Home Loan Bank, 3.75%, 10/1/07+	5,504,000	5,504,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,512,000)		16,512,000

Repurchase Agreements (38.9%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $5,506,133 (Collateralized by $5,494,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $5,610,976)	5,504,000	5,504,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $5,499,130 (Collateralized by $5,674,000 of various U.S. Government Agency Obligations, 4.503% - 4.758%*, 11/16/07 - 1/2/08, market value $5,607,779)	5,497,000	5,497,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,001,000)		11,001,000

	Contracts

Options Purchased (NM)
S&P 500 Futures Call Option 1975 expiring December 2007	125	1,428

TOTAL OPTIONS PURCHASED
(Cost $2,063)		1,428

TOTAL INVESTMENT SECURITIES
(Cost $27,515,063)—97.4%		27,514,428
Net other assets (liabilities) — 2.6%		722,817

NET ASSETS — 100.0%		$28,237,245

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.
NM	Not meaningful, amount is less than 0.05%.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $16,151,625)	210	$ (15,790)

Futures Contracts Sold
S&P 500 Futures Contract expiring December 2007 (Underlying face amount at value $31,534,125)	82	(828,528)
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/30/07	$(12,707,156)	$40,118
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/30/07	(597,613)	1,887

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (38.5%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$1,112,000	$1,112,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	1,112,000	1,112,000
Federal Home Loan Bank, 3.75%, 10/1/07+	1,112,000	1,112,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,336,000)		3,336,000

Repurchase Agreements (25.7%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $1,112,431 (Collateralized by $1,111,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $1,134,655)	1,112,000	1,112,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $1,110,430 (Collateralized by $1,138,000 Federal National Mortgage Association, 4.659%*, 10/31/07, market value $1,133,226)	1,110,000	1,110,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,222,000)		2,222,000

	Contracts

Options Purchased (NM)
S&P MidCap 400 Futures Call Option 1300 expiring December 2007	15	172

TOTAL OPTIONS PURCHASED
(Cost $248)		172

TOTAL INVESTMENT SECURITIES
(Cost $5,558,248)—64.2%		5,558,172
Net other assets (liabilities) — 35.8%		3,095,660

NET ASSETS — 100.0%		$8,653,832

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring December 2007 (Underlying face amount at value $3,570,000)	8	$(98,832)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/30/07	$(540,235)	$2,146
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/30/07	(4,663,585)	18,510

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (45.4%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$3,131,000	$3,131,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	3,131,000	3,131,000
Federal Home Loan Bank, 3.75%, 10/1/07+	3,131,000	3,131,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,393,000)		9,393,000

Repurchase Agreements (30.3%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $3,132,213 (Collateralized by $3,126,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $3,192,558)	3,131,000	3,131,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $3,127,211 (Collateralized by $3,216,000 of various U.S. Government Agency Obligations, 4.503% - 4.754% *, 11/14/07 - 11/16/07, market value $3,196,497)	3,126,000	3,126,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,257,000)		6,257,000

	Contracts

Options Purchased (NM)
Russell 2000 Futures Call Option 1200 expiring October 2007	100	600
Russell 2000 Futures Call Option 1200 expiring December 2007	50	1,130

TOTAL OPTIONS PURCHASED
(Cost $4,425)		1,730

TOTAL INVESTMENT SECURITIES
(Cost $15,654,425)—75.7%		15,651,730
Net other assets (liabilities) — 24.3%		5,023,130

NET ASSETS — 100.0%		$20,674,860

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $16,995,300)	210	$(143,227)

Futures Contracts Sold
Russell 2000 Futures Contract expiring December 2007 (Underlying face amount at value $23,874,350)	59	(758,416)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/07	$(4,818,888)	$51,770
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/07	(7,020,172)	75,399

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (60.9%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$121,000	$121,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	121,000	121,000
Federal Home Loan Bank, 3.75%, 10/1/07+	121,000	121,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $363,000)		363,000

Repurchase Agreements (39.9%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $121,047 (Collateralized by $121,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 8/3/09 - 4/20/22, market value $123,399)	121,000	121,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $117,045 (Collateralized by $121,000 Federal Home Loan Bank, 4.503%*, 11/16/07, market value $120,273)	117,000	117,000

TOTAL REPURCHASE AGREEMENTS
(Cost $238,000)		238,000

	Contracts

Options Purchased (NM)
E-Mini Dow Jones Futures Call Option 19000 expiring December 2007	5	23

TOTAL OPTIONS PURCHASED
(Cost $43)		23

TOTAL INVESTMENT SECURITIES
(Cost $601,043)—100.8%		601,023
Net other assets (liabilities) — (0.8)%		(4,678)

NET ASSETS — 100.0%		$596,345

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.
NM	Not meaningful, amount is less than 0.05%.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 10/30/07	$(602,485)	$829

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short OTC	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (63.4%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$3,772,000	$3,772,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	3,772,000	3,772,000
Federal Home Loan Bank, 3.75%, 10/1/07+	3,772,000	3,772,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,316,000)		11,316,000

Repurchase Agreements (42.2%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $3,773,462 (Collateralized by $3,767,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 8/3/09 - 4/20/22, market value $3,845,450)	3,772,000	3,772,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $3,768,460 (Collateralized by $3,859,000 of various U.S. Government Agency Obligations, 4.503% * - 5.125%, 11/16/07 - 9/2/08, market value $3,847,193)	3,767,000	3,767,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,539,000)		7,539,000

	Contracts

Options Purchased (NM)
NASDAQ Futures Call Option 2800 expiring December 2007	200	1,806

TOTAL OPTIONS PURCHASED
(Cost $2,900)		1,806

TOTAL INVESTMENT SECURITIES
(Cost $18,857,900)—105.6%		18,856,806
Net other assets (liabilities) — (5.6)%		(1,002,782)

NET ASSETS — 100.0%		$17,854,024

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.
NM	Not meaningful, amount is less than 0.05%.
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $2,155,515)	51	$36,387

Futures Contracts Sold
NASDAQ Futures Contract expiring December 2007 (Underlying face amount at value $6,551,075)	31	(286,440)
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/07	$(6,372,931)	$19,574
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/07	(7,255,978)	19,294

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (61.2%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$35,000	$35,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	35,000	35,000
Federal Home Loan Bank, 3.75%, 10/1/07+	35,000	35,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $105,000)		105,000

Repurchase Agreements (39.1%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $35,014 (Collateralized by $35,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 8/3/09 - 4/20/22, market value $35,719)	35,000	35,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $32,012 (Collateralized by $34,000 of various U.S. Government Agency Obligations, 4.503% - 4.659%*, 10/31/07 - 11/16/07, market value $33,819)	32,000	32,000

TOTAL REPURCHASE AGREEMENTS
(Cost $67,000)		67,000

TOTAL INVESTMENT SECURITIES
(Cost $172,000)—100.3%		172,000
Net other assets (liabilities) — (0.3)%		(512)

NET ASSETS — 100.0%		$171,488

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 10/30/07	$(173,371)	$(689)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (60.7%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$32,000	$32,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	32,000	32,000
Federal Home Loan Bank, 3.75%, 10/1/07+	32,000	32,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $96,000)		96,000

Repurchase Agreements (38.5%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $32,012 (Collateralized by $32,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $32,681)	32,000	32,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $29,011 (Collateralized by $31,000 Federal Home Loan Bank, 4.503%*, 11/16/07, market value $30,814)	29,000	29,000

TOTAL REPURCHASE AGREEMENTS
(Cost $61,000)		61,000

TOTAL INVESTMENT SECURITIES
(Cost $157,000)—99.2%		157,000
Net other assets (liabilities) — 0.8%		1,269

NET ASSETS — 100.0%		$158,269

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 10/30/07	$(156,787)	$1,169

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (41.4)%
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$20,000	$20,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	20,000	20,000
Federal Home Loan Bank, 3.75%, 10/1/07+	20,000	20,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,000)		60,000

Repurchase Agreements (27.6%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $20,008 (Collateralized by $20,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $20,426)	20,000	20,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $20,008 (Collateralized by $21,000 Federal Home Loan Bank, 4.503% * , 11/16/07, market value $20,874)	20,000	20,000

TOTAL REPURCHASE AGREEMENTS
(Cost $40,000)		40,000

	Contracts

Options Purchased (NM)
E-Mini Dow Jones Futures Call Option 19000 expiring December 2007	5	23

TOTAL OPTIONS PURCHASED
(Cost $43)		23

TOTAL INVESTMENT SECURITIES
(Cost $100,043)—69.0%		100,023
Net other assets (liabilities) — 31.0%		44,924

NET ASSETS — 100.0%		$144,947

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring December 2007 (Underlying face amount at value $69,905)	1	$(2,243)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on Dow Jones Industrial Average expiring 10/30/07	$(221,630)	$305

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort OTC	September 30, 2007
(unaudited)
	Principal
	Amount	Value

U.S. Government Agency Obligations (46.9%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$20,000	$20,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	20,000	20,000
Federal Home Loan Bank, 3.75%, 10/1/07+	20,000	20,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,000)		60,000

Repurchase Agreements (31.3%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $20,008 (Collateralized by $20,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $20,426)	20,000	20,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $20,008 (Collateralized by $21,000 Federal Home Loan Bank, 4.503% *, 11/16/07, market value $20,874)	20,000	20,000

TOTAL REPURCHASE AGREEMENTS
(Cost $40,000)		40,000

	Contracts

Options Purchased (NM)
NASDAQ Futures Call Option 2800 expiring December 2007	5	45

TOTAL OPTIONS PURCHASED
(Cost $70)		45

TOTAL INVESTMENT SECURITIES
(Cost $100,070)—78.2%		100,045
Net other assets (liabilities) — 21.8%		27,896

NET ASSETS — 100.0%		$127,941

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.
NM	Not meaningful, amount is less than 0.05%.
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/07	$(940)	$ 3
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/07	(252,250)	670

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (92.9%)
Alabama National BanCorp (Banks)	108	$8,415
Amcore Financial, Inc. (Banks)	108	2,691
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	108	2,916
Associated Banc-Corp (Banks)	648	19,200
Astoria Financial Corp. (Savings & Loans)	486	12,894
BancorpSouth, Inc. (Banks)	432	10,498
Bank of America Corp. (Banks)	24,408	1,226,990
Bank of Hawaii Corp. (Banks)	270	14,270
BB&T Corp. (Banks)	2,970	119,958
BOK Financial Corp. (Banks)	108	5,552
Cathay Bancorp, Inc. (Banks)	216	6,957
Chittenden Corp. (Banks)	270	9,493
Citigroup, Inc. (Diversified Financial Services)	27,000	1,260,090
Citizens Republic Bancorp, Inc. (Banks)	432	6,960
City National Corp. (Banks)	216	15,014
Comerica, Inc. (Banks)	810	41,537
Commerce Bancorp, Inc. (Banks)	1,026	39,788
Commerce Bancshares, Inc. (Banks)	378	17,346
Cullen/Frost Bankers, Inc. (Banks)	324	16,239
Dime Community Bancshares, Inc. (Savings & Loans)	162	2,425
Downey Financial Corp. (Savings & Loans)	108	6,242
East West Bancorp, Inc. (Banks)	324	11,651
F.N.B. Corp. (Banks)	324	5,359
Fifth Third Bancorp (Banks)	2,646	89,647
First BanCorp (Banks)	432	4,104
First Community Bancorp (Banks)	162	8,863
First Horizon National Corp. (Banks)	702	18,715
First Midwest Bancorp, Inc. (Banks)	270	9,223
First Niagara Financial Group, Inc. (Savings & Loans)	594	8,405
FirstFed Financial Corp. * (Savings & Loans)	54	2,676
FirstMerit Corp. (Banks)	432	8,536
Frontier Financial Corp. (Banks)	216	5,039
Fulton Financial Corp. (Banks)	918	13,201
Greater Bay Bancorp (Banks)	270	7,452
Hancock Holding Co. (Banks)	162	6,493
Hudson City Bancorp, Inc. (Savings & Loans)	2,646	40,696
Huntington Bancshares, Inc. (Banks)	1,998	33,926
IndyMac Bancorp, Inc. (Diversified Financial Services)	378	8,925
International Bancshares Corp. (Banks)	270	5,859
J.P. Morgan Chase & Co. (Diversified Financial Services)	18,360	841,255
KeyCorp (Banks)	1,998	64,595
Lazard, Ltd. - Class A ADR (Diversified Financial Services)	270	11,448
M&T Bank Corp. (Banks)	432	44,690
Marshall & Ilsley Corp. (Banks)	1,296	56,726
National City Corp. (Banks)	3,076	77,177
New York Community Bancorp (Savings & Loans)	1,566	29,832
NewAlliance Bancshares, Inc. (Savings & Loans)	594	8,720
Northern Trust Corp. (Banks)	1,080	71,572
Old National Bancorp (Banks)	378	6,264
Pacific Capital Bancorp (Banks)	270	7,101
Park National Corp. (Banks)	54	4,709
People’s United Financial, Inc. (Banks)	702	12,131
PFF Bancorp, Inc. (Savings & Loans)	108	1,657
PNC Financial Services Group (Banks)	1,836	125,032
Popular, Inc. (Banks)	1,404	17,241
Prosperity Bancshares, Inc. (Banks)	216	7,163
Provident Bankshares Corp. (Banks)	162	5,075
Provident Financial Services, Inc. (Savings & Loans)	324	5,304
Regions Financial Corp. (Banks)	3,834	113,026
South Financial Group, Inc. (Banks)	378	8,596
Sovereign Bancorp, Inc. (Savings & Loans)	1,782	30,365
Sterling Bancshares, Inc. (Banks)	378	4,313
Sterling Financial Corp. (Savings & Loans)	270	7,266
SunTrust Banks, Inc. (Banks)	1,890	143,016
Susquehanna Bancshares, Inc. (Banks)	270	5,427
SVB Financial Group * (Banks)	162	7,672
Synovus Financial Corp. (Banks)	1,512	42,412
TCF Financial Corp. (Banks)	648	16,965
The Colonial BancGroup, Inc. (Banks)	810	17,512
TrustCo Bank Corp. NY (Banks)	378	4,132
Trustmark Corp. (Banks)	270	7,571
U.S. Bancorp (Banks)	9,342	303,895
UCBH Holdings, Inc. (Banks)	540	9,439
Umpqua Holdings Corp. (Banks)	324	6,483
UnionBanCal Corp. (Banks)	270	15,771
United Bankshares, Inc. (Banks)	216	6,575
United Community Banks, Inc. (Banks)	270	6,620
Valley National Bancorp (Banks)	648	14,373
W Holding Co., Inc. (Banks)	702	1,573
Wachovia Corp. (Banks)	6,068	304,310
Washington Federal, Inc. (Savings & Loans)	486	12,762
Washington Mutual, Inc. (Savings & Loans)	4,698	165,886
Webster Financial Corp. (Banks)	270	11,372
Wells Fargo & Co. (Banks)	9,018	321,221
Westamerica Bancorp (Banks)	162	8,069
Whitney Holding Corp. (Banks)	378	9,972
Wilmington Trust Corp. (Banks)	378	14,704
Wintrust Financial Corp. (Banks)	108	4,611
Zions Bancorp (Banks)	594	40,790

TOTAL COMMON STOCKS
(Cost $4,561,267)		6,198,636

TOTAL INVESTMENT SECURITIES
(Cost $4,561,267)—92.9%		6,198,636
Net other assets (liabilities) — 7.1%		471,858

NET ASSETS — 100.0%		$6,670,494

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Banks	56.2%
Diversified Financial Services	31.8%
Savings & Loans	4.9%
Other**	7.1%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (99.3%)
Air Products & Chemicals, Inc. (Chemicals)	34,348	$3,357,861
Airgas, Inc. (Chemicals)	11,634	600,663
AK Steel Holding Corp. * (Iron/Steel)	18,282	803,494
Albemarle Corp. (Chemicals)	12,742	563,196
Alcoa, Inc. (Mining)	149,026	5,829,897
Allegheny Technologies, Inc. (Iron/Steel)	16,066	1,766,457
Alpha Natural Resources, Inc. * (Coal)	11,080	257,388
Arch Coal, Inc. (Coal)	24,376	822,446
Ashland, Inc. (Chemicals)	9,418	567,058
Avery Dennison Corp. (Household Products/Wares)	16,066	916,083
Bowater, Inc. (Forest Products & Paper)	9,418	140,517
Cabot Corp. (Chemicals)	10,526	373,989
Cambrex Corp. (Biotechnology)	4,986	54,298
Carpenter Technology Corp. (Iron/Steel)	4,432	576,204
Celanese Corp. - Series A (Chemicals)	24,930	971,771
CF Industries Holdings, Inc. (Chemicals)	8,310	630,812
Chemtura Corp. (Chemicals)	40,442	359,529
Cleveland-Cliffs, Inc. (Iron/Steel)	7,202	633,560
Coeur d’Alene Mines Corp. * (Mining)	47,090	178,471
Commercial Metals Co. (Metal Fabricate/Hardware)	19,944	631,228
CONSOL Energy, Inc. (Coal)	31,024	1,445,718
Cytec Industries, Inc. (Chemicals)	7,202	492,545
Domtar Corp. * (Forest Products & Paper)	78,114	640,535
Du Pont (Chemicals)	155,120	7,687,747
Eastman Chemical Co. (Chemicals)	14,404	961,179
Ecolab, Inc. (Chemicals)	29,916	1,412,035
Ferro Corp. (Chemicals)	7,202	143,896
FMC Corp. (Chemicals)	12,188	634,020
Foundation Coal Holdings, Inc. (Coal)	7,756	304,035
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	64,264	6,740,651
Fuller (H.B.) Co. (Chemicals)	9,972	295,969
Georgia Gulf Corp. (Chemicals)	5,540	77,006
Hercules, Inc. (Chemicals)	19,390	407,578
Huntsman Corp. (Chemicals)	14,958	396,237
International Coal Group, Inc. * (Coal)	20,498	91,011
International Flavors & Fragrances, Inc. (Chemicals)	13,850	732,111
International Paper Co. (Forest Products & Paper)	72,574	2,603,229
Kaiser Aluminum Corp. (Mining)	2,216	156,383
Lubrizol Corp. (Chemicals)	11,634	756,908
Lyondell Chemical Co. (Chemicals)	38,780	1,797,453
Massey Energy Co. (Coal)	12,742	278,031
Meridian Gold, Inc. ADR * (Mining)	17,174	568,459
Minerals Technologies, Inc. (Chemicals)	3,324	222,708
Monsanto Co. (Agriculture)	91,410	7,837,493
Neenah Paper, Inc. (Forest Products & Paper)	2,216	73,328
Newmont Mining Corp. (Mining)	71,466	3,196,674
Nucor Corp. (Iron/Steel)	45,982	2,734,550
Olin Corp. (Chemicals)	11,080	247,970
OM Group, Inc. * (Chemicals)	4,986	263,311
Peabody Energy Corp. (Coal)	44,320	2,121,598
PPG Industries, Inc. (Chemicals)	27,700	2,092,735
Praxair, Inc. (Chemicals)	54,292	4,547,498
Reliance Steel & Aluminum Co. (Iron/Steel)	10,526	595,140
Rohm & Haas Co. (Chemicals)	28,254	1,572,900
RPM, Inc. (Chemicals)	20,498	490,927
RTI International Metals, Inc. * (Mining)	3,878	307,370
Ryerson, Inc. (Iron/Steel)	3,878	130,844
Schulman (A.), Inc. (Chemicals)	3,878	76,513
Sensient Technologies Corp. (Chemicals)	7,756	223,916
Sigma-Aldrich Corp. (Chemicals)	18,836	918,067
Southern Copper Corp. (Mining)	12,188	1,509,240
Steel Dynamics, Inc. (Iron/Steel)	15,512	724,410
Stillwater Mining Co. * (Mining)	7,202	74,109
Terra Industries, Inc. * (Chemicals)	15,512	484,905
The Dow Chemical Co. (Chemicals)	162,322	6,989,585
The Mosaic Co. * (Chemicals)	24,930	1,334,254
Titanium Metals Corp. * (Mining)	14,958	501,991
Tredegar Corp. (Miscellaneous Manufacturing)	4,986	86,009
United States Steel Corp. (Iron/Steel)	19,944	2,112,867
USEC, Inc. * (Mining)	14,404	147,641
Valspar Corp. (Chemicals)	16,066	437,156
W.R. Grace & Co. * (Chemicals)	9,972	267,848
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	8,864	98,834
Weyerhaeuser Co. (Forest Products & Paper)	36,564	2,643,577
Worthington Industries, Inc. (Metal Fabricate/Hardware)	11,634	274,097

TOTAL COMMON STOCKS
(Cost $74,050,181)		93,997,723

	Principal
	Amount

Repurchase Agreements (0.4%)
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $415,161 (Collateralized by $427,000 Federal National Mortgage Association, 4.754%**, 11/14/07, market value $424,402)	$415,000	415,000

TOTAL REPURCHASE AGREEMENTS
(Cost $415,000)		415,000

TOTAL INVESTMENT SECURITIES
(Cost $74,465,181)—99.7%		94,412,723
Net other assets (liabilities) — 0.3%		259,864

NET ASSETS — 100.0%		$94,672,587

*	Non-income producing security
ADR	American Depositary Receipt
**	Represents the effective yield or interest rate in effect at September 30, 2007.

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Agriculture	8.3%
Biotechnology	0.1%
Chemicals	45.8%

See accompanying notes to the Schedules of Portfolio Investments.

Coal	5.6%
Forest Products & Paper	6.5%
Household Products/Wares	1.0%
Iron/Steel	10.6%
Metal Fabricate/Hardware	1.0%
Mining	20.3%
Miscellaneous Manufacturing	0.1%
Other***	0.7%

***	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (87.6%)
Affymetrix, Inc. * (Biotechnology)	3,172	$80,474
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,708	111,276
Amgen, Inc. * (Biotechnology)	50,630	2,864,139
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	6,100	305,000
Applera Corp.-Celera Genomics Group * (Biotechnology)	3,660	51,460
Biogen Idec, Inc. * (Biotechnology)	8,398	557,039
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	4,514	112,399
Celgene Corp. * (Biotechnology)	7,890	562,636
Charles River Laboratories International, Inc. * (Biotechnology)	3,172	178,108
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	2,562	54,135
CV Therapeutics, Inc. * (Pharmaceuticals)	2,562	23,007
Enzo Biochem, Inc. * (Biotechnology)	1,708	19,386
Enzon Pharmaceuticals, Inc. * (Biotechnology)	2,074	18,272
Gen-Probe, Inc. * (Healthcare - Products)	2,440	162,455
Genentech, Inc. * (Biotechnology)	16,694	1,302,466
Genzyme Corp. * (Biotechnology)	9,200	570,032
Gilead Sciences, Inc. * (Pharmaceuticals)	43,432	1,775,066
Human Genome Sciences, Inc. * (Biotechnology)	6,222	64,024
Illumina, Inc. * (Biotechnology)	2,440	126,587
ImClone Systems, Inc. * (Pharmaceuticals)	2,806	116,000
Incyte Genomics, Inc. * (Biotechnology)	3,538	25,297
InterMune, Inc. * (Biotechnology)	1,220	23,339
Invitrogen Corp. * (Biotechnology)	2,196	179,479
Medarex, Inc. * (Pharmaceuticals)	5,856	82,921
Millennium Pharmaceuticals, Inc. * (Biotechnology)	14,884	151,072
Myriad Genetics, Inc. * (Biotechnology)	1,952	101,797
Nektar Therapeutics * (Biotechnology)	4,270	37,704
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,708	17,080
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	2,562	111,498
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	2,684	91,229
PDL BioPharma, Inc. * (Biotechnology)	5,490	118,639
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	2,928	52,118
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,440	35,502
Techne Corp. * (Healthcare - Products)	1,708	107,741
United Therapeutics Corp. * (Pharmaceuticals)	854	56,825
Vertex Pharmaceuticals, Inc. * (Biotechnology)	6,100	234,301

TOTAL COMMON STOCKS
(Cost $6,009,521)		10,480,503

TOTAL INVESTMENT SECURITIES
(Cost $6,009,521)—87.6%		10,480,503
Net other assets (liabilities) — 12.4%		1,478,501

NET ASSETS — 100.0%		$11,959,004

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S.
Biotechnology Index expiring 10/2/07	$1,499,625	$(375)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Biotechnology	62.4%
Healthcare - Products	2.3%
Pharmaceuticals	22.9%
Other**	12.4%

** Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	September 30, 2007
(unaudited)
	Shares	Value

Common Stocks (101.5%)
Acco Brands Corp. * (Household Products/Wares)	320	$7,181
Activision, Inc. * (Software)	1,856	40,071
Alberto-Culver Co. (Cosmetics/Personal Care)	576	14,279
Altria Group, Inc. (Agriculture)	13,696	952,283
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	320	8,080
Anheuser-Busch Cos., Inc. (Beverages)	4,864	243,151
Archer-Daniels-Midland Co. (Agriculture)	3,840	127,027
ArvinMeritor, Inc. (Auto Parts & Equipment)	448	7,535
Avon Products, Inc. (Cosmetics/Personal Care)	2,816	105,685
Beazer Homes USA, Inc. (Home Builders)	256	2,112
Black & Decker Corp. (Hand/Machine Tools)	448	37,318
Blyth, Inc. (Household Products/Wares)	192	3,926
BorgWarner, Inc. (Auto Parts & Equipment)	384	35,148
Briggs & Stratton Corp. (Machinery-Diversified)	320	8,058
Brown-Forman Corp. (Beverages)	320	23,971
Brunswick Corp. (Leisure Time)	576	13,167
Bunge, Ltd. ADR (Agriculture)	768	82,522
Callaway Golf Co. (Leisure Time)	448	7,172
Campbell Soup Co. (Food)	1,600	59,200
Carter’s, Inc. * (Apparel)	320	6,384
Centex Corp. (Home Builders)	768	20,406
Champion Enterprises, Inc. * (Home Builders)	512	5,622
Chiquita Brands International, Inc. * (Food)	256	4,052
Church & Dwight, Inc. (Household Products/Wares)	448	21,074
Clorox Co. (Household Products/Wares)	896	54,647
Coach, Inc. * (Apparel)	2,432	114,961
Coca-Cola Co. (Beverages)	13,888	798,143
Coca-Cola Enterprises, Inc. (Beverages)	1,856	44,952
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,392	241,917
ConAgra Foods, Inc. (Food)	3,200	83,616
Constellation Brands, Inc. * (Beverages)	1,280	30,989
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	384	9,370
Corn Products International, Inc. (Food)	512	23,485
Crocs, Inc. * (Apparel)	512	34,432
D.R. Horton, Inc. (Home Builders)	1,792	22,956
Dean Foods Co. (Food)	832	21,283
Del Monte Foods Co. (Food)	1,280	13,440
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,856	49,667
Electronic Arts, Inc. * (Software)	2,048	114,668
Energizer Holdings, Inc. * (Electrical Components & Equipment)	384	42,566
Ethan Allen Interiors, Inc. (Home Furnishings)	192	6,276
Fleetwood Enterprises, Inc. * (Home Builders)	448	3,830
Flowers Foods, Inc. (Food)	576	12,557
Ford Motor Co. * (Auto Manufacturers)	13,120	111,389
Fossil, Inc. * (Household Products/Wares)	320	11,955
Furniture Brands International, Inc. (Home Furnishings)	320	3,245
Garmin, Ltd. ADR (Electronics)	832	99,341
General Mills, Inc. (Food)	2,112	122,517
General Motors Corp. (Auto Manufacturers)	3,200	117,440
Gentex Corp. (Electronics)	960	20,582
Genuine Parts Co. (Distribution/Wholesale)	1,088	54,400
Hanesbrands, Inc. * (Apparel)	640	17,958
Hansen Natural Corp. * (Beverages)	448	25,393
Harley-Davidson, Inc. (Leisure Time)	1,664	76,893
Harman International Industries, Inc. (Home Furnishings)	448	38,761
Hasbro, Inc. (Toys/Games/Hobbies)	960	26,765
Heinz (H.J.) Co. (Food)	1,984	91,661
Herbalife, Ltd. ADR (Pharmaceuticals)	320	14,547
Herman Miller, Inc. (Office Furnishings)	384	10,422
HNI Corp. (Office Furnishings)	256	9,216
Hormel Foods Corp. (Food)	512	18,319
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	320	3,549
Interface, Inc. - Class A (Office Furnishings)	384	6,931
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	192	5,128
Jarden Corp. * (Household Products/Wares)	448	13,861
JM Smucker Co. (Food)	384	20,513
Johnson Controls, Inc. (Auto Parts & Equipment)	1,280	151,181
Jones Apparel Group, Inc. (Apparel)	704	14,876
KB Home (Home Builders)	512	12,831
Kellogg Co. (Food)	1,600	89,600
Kellwood Co. (Apparel)	128	2,182
Kimberly-Clark Corp. (Household Products/Wares)	2,752	193,356
Kraft Foods, Inc. (Food)	10,304	355,591
La-Z-Boy, Inc. (Home Furnishings)	320	2,362
Lancaster Colony Corp. (Miscellaneous Manufacturing)	192	7,329
Lear Corp. * (Auto Parts & Equipment)	448	14,381
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,152	22,072
Lennar Corp. - Class A (Home Builders)	832	18,845
Lennar Corp. - Class B (Home Builders)	64	1,360
Liz Claiborne, Inc. (Apparel)	640	21,971
Loews Corp. - Carolina Group (Agriculture)	704	57,890
M.D.C. Holdings, Inc. (Home Builders)	256	10,481

See accompanying notes to the Schedules of Portfolio Investments.

Martek Biosciences Corp. * (Biotechnology)	192	5,574
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	320	7,501
Mattel, Inc. (Toys/Games/Hobbies)	2,560	60,058
McCormick & Co., Inc. (Food)	704	25,323
Meritage Homes Corp. * (Home Builders)	128	1,807
Modine Manufacturing Co. (Auto Parts & Equipment)	192	5,111
Mohawk Industries, Inc. * (Textiles)	384	31,219
Molson Coors Brewing Co. - Class B (Beverages)	512	51,031
Monaco Coach Corp. (Home Builders)	192	2,694
NBTY, Inc. * (Pharmaceuticals)	384	15,590
Newell Rubbermaid, Inc. (Housewares)	1,792	51,645
NIKE, Inc. - Class B (Apparel)	2,304	135,153
Nu Skin Enterprises, Inc. (Retail)	320	5,171
Nutri/System, Inc. * (Commercial Services)	192	9,003
NVR, Inc. * (Home Builders)	64	30,096
Oakley, Inc. (Healthcare - Products)	192	5,574
PepsiAmericas, Inc. (Beverages)	448	14,533
PepsiCo, Inc. (Beverages)	10,560	773,626
Phillips-Van Heusen Corp. (Apparel)	384	20,152
Pilgrim’s Pride Corp. (Food)	256	8,891
Polaris Industries, Inc. (Leisure Time)	256	11,167
Pool Corp. (Distribution/Wholesale)	320	7,994
Procter & Gamble Co. (Cosmetics/Personal Care)	20,352	1,431,560
Pulte Homes, Inc. (Home Builders)	1,344	18,292
Quiksilver, Inc. * (Apparel)	832	11,898
Ralcorp Holdings, Inc. * (Food)	192	10,717
Reynolds American, Inc. (Agriculture)	1,088	69,186
Sara Lee Corp. (Food)	4,736	79,044
Select Comfort Corp. * (Retail)	320	4,464
Smithfield Foods, Inc. * (Food)	832	26,208
Snap-on, Inc. (Hand/Machine Tools)	384	19,023
Standard Pacific Corp. (Home Builders)	448	2,482
Steelcase, Inc. - Class A (Office Furnishings)	384	6,904
Superior Industries International, Inc. (Auto Parts & Equipment)	128	2,776
Take-Two Interactive Software, Inc. * (Software)	448	7,652
Tempur-Pedic International, Inc. (Home Furnishings)	512	18,304
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	704	29,892
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,344	40,871
The Hain Celestial Group, Inc. * (Food)	256	8,225
The Hershey Co. (Food)	1,024	47,524
The Nautilus Group, Inc. (Leisure Time)	192	1,530
The Pepsi Bottling Group, Inc. (Beverages)	896	33,304
The Ryland Group, Inc. (Home Builders)	256	5,486
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	256	10,944
The Stanley Works (Hand/Machine Tools)	512	28,739
The Timberland Co. - Class A * (Apparel)	320	6,067
Thor Industries, Inc. (Home Builders)	256	11,517
THQ, Inc. * (Software)	448	11,191
Toll Brothers, Inc. * (Home Builders)	896	17,911
Tootsie Roll Industries, Inc. (Food)	128	3,396
TreeHouse Foods, Inc. * (Food)	192	5,194
TRW Automotive Holdings Corp. * (Auto Parts & Equipment)	320	10,138
Tupperware Corp. (Household Products/Wares)	384	12,092
Tyson Foods, Inc. - Class A (Food)	1,856	33,130
Under Armour, Inc. - Class A * (Retail)	192	11,485
Universal Corp. (Agriculture)	192	9,398
UST, Inc. (Agriculture)	1,024	50,790
V. F. Corp. (Apparel)	576	46,512
Visteon Corp. * (Auto Parts & Equipment)	832	4,285
WABCO Holdings, Inc. (Auto Parts & Equipment)	384	17,952
WCI Communities, Inc. * (Home Builders)	192	1,150
WD-40 Co. (Household Products/Wares)	128	4,370
Weight Watchers International, Inc. (Commercial Services)	256	14,735
Whirlpool Corp. (Home Furnishings)	512	45,619
Winnebago Industries, Inc. (Home Builders)	192	4,585
Wolverine World Wide, Inc. (Apparel)	320	8,768
Wrigley (Wm.) Jr. Co. (Food)	1,408	90,436

TOTAL COMMON STOCKS
(Cost $6,197,506)		9,070,932

TOTAL INVESTMENT SECURITIES
(Cost $6,197,506)—101.5%		9,070,932
Net other assets (liabilities) — (1.5)%		(134,202)

NET ASSETS — 100.0%		$8,936,730

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Agriculture	15.1%
Apparel	4.9%
Auto Manufacturers	2.5%
Auto Parts & Equipment	3.5%
Beverages	22.9%
Biotechnology	0.1%
Commercial Services	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

Cosmetics/Personal Care	20.4%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.5%
Electronics	1.3%
Food	14.0%
Hand/Machine Tools	0.9%
Healthcare - Products	0.1%
Home Builders	2.0%
Home Furnishings	1.2%
Household Products/Wares	3.7%
Housewares	0.6%
Leisure Time	1.2%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	0.9%
Office Furnishings	0.4%
Pharmaceuticals	0.4%
Retail	0.3%
Software	1.9%
Textiles	0.4%
Toys/Games/Hobbies	1.2%
Other**	(1.5)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	September 30, 2007
(unaudited)
	Shares	Value

Common Stocks (98.8%)
Abercrombie & Fitch Co. - Class A (Retail)	180	$14,526
Advance Auto Parts, Inc. (Retail)	216	7,249
Aeropostale, Inc. * (Retail)	180	3,431
AirTran Holdings, Inc. * (Airlines)	216	2,125
Alaska Air Group, Inc. * (Airlines)	72	1,662
Amazon.com, Inc. * (Internet)	648	60,361
American Eagle Outfitters, Inc. (Retail)	432	11,366
American Greetings Corp. - Class A (Household Products/Wares)	108	2,851
AmerisourceBergen Corp. (Pharmaceuticals)	396	17,951
AMR Corp. * (Airlines)	504	11,234
AnnTaylor Stores Corp. * (Retail)	144	4,560
Apollo Group, Inc. - Class A * (Commercial Services)	324	19,489
Applebee’s International, Inc. (Retail)	180	4,478
Arbitron, Inc. (Commercial Services)	72	3,264
AutoNation, Inc. * (Retail)	324	5,741
AutoZone, Inc. * (Retail)	108	12,543
Avid Technology, Inc. * (Software)	108	2,925
Avis Budget Group, Inc. * (Commercial Services)	216	4,944
Bally Technologies, Inc. * (Entertainment)	108	3,826
Barnes & Noble, Inc. (Retail)	108	3,808
Bed Bath & Beyond, Inc. * (Retail)	612	20,881
Belo Corp. - Class A (Media)	180	3,125
Best Buy Co., Inc. (Retail)	864	39,761
Big Lots, Inc. * (Retail)	252	7,520
BJ’s Wholesale Club, Inc. * (Retail)	144	4,775
Bob Evans Farms, Inc. (Retail)	72	2,173
Boyd Gaming Corp. (Lodging)	144	6,170
Brinker International, Inc. (Retail)	216	5,927
Brown Shoe Co., Inc. (Retail)	108	2,095
Cablevision Systems Corp. - Class A * (Media)	504	17,610
Cardinal Health, Inc. (Pharmaceuticals)	792	49,524
Career Education Corp. * (Commercial Services)	216	6,046
Carmax, Inc. * (Retail)	468	9,514
Carnival Corp. - Class A ADR (Leisure Time)	936	45,330
Casey’s General Stores, Inc. (Retail)	108	2,992
Catalina Marketing Corp. * (Advertising)	72	2,332
CBRL Group, Inc. (Retail)	72	2,938
CBS Corp. - Class B (Media)	1,296	40,824
Charming Shoppes, Inc. * (Retail)	288	2,419
Charter Communications, Inc. - Class A * (Media)	828	2,136
Cheesecake Factory, Inc. * (Retail)	144	3,380
Chemed Corp. (Commercial Services)	36	2,238
Chico’s FAS, Inc. * (Retail)	396	5,564
Choice Hotels International, Inc. (Lodging)	72	2,712
Circuit City Stores, Inc. (Retail)	360	2,848
Clear Channel Communications, Inc. (Media)	1,008	37,740
CNET Networks, Inc. * (Internet)	288	2,146
Collective Brands, Inc. * (Retail)	144	3,177
Comcast Corp. - Special Class A * (Media)	6,552	158,427
Continental Airlines, Inc. - Class B * (Airlines)	216	7,134
Copart, Inc. * (Retail)	144	4,952
Corinthian Colleges, Inc. * (Commercial Services)	180	2,864
Costco Wholesale Corp. (Retail)	972	59,652
CVS Corp. (Retail)	3,276	129,828
Darden Restaurants, Inc. (Retail)	288	12,056
Delta Air Lines, Inc. * (Airlines)	540	9,693
DeVry, Inc. (Commercial Services)	144	5,329
Dick’s Sporting Goods, Inc. * (Retail)	108	7,252
Dillards, Inc. - Class A (Retail)	144	3,144
DIRECTV Group, Inc. * (Media)	1,584	38,460
Discovery Holding Co. - Class A * (Media)	612	17,656
Dollar Tree Stores, Inc. * (Retail)	216	8,757
Dow Jones & Co., Inc. (Media)	144	8,597
DreamWorks Animation SKG, Inc. - Class A * (Entertainment)	144	4,812
Dun & Bradstreet Corp. (Software)	144	14,200
eBay, Inc. * (Internet)	2,592	101,140
EchoStar Communications Corp. - Class A * (Media)	468	21,907
Expedia, Inc. * (Internet)	504	16,068
FactSet Research Systems, Inc. (Computers)	108	7,403
Family Dollar Stores, Inc. (Retail)	288	7,649
Foot Locker, Inc. (Retail)	360	5,519
GameStop Corp. - Class A * (Retail)	324	18,257
Gannett Co., Inc. (Media)	504	22,025
Gaylord Entertainment Co. * (Lodging)	108	5,748
Gemstar-TV Guide International, Inc. * (Media)	540	3,758
Genesco, Inc. * (Retail)	36	1,661
Getty Images, Inc. * (Advertising)	108	3,007
Group 1 Automotive, Inc. (Retail)	72	2,417
GUESS?, Inc. (Apparel)	108	5,295
Guitar Center, Inc. * (Retail)	72	4,270
H & R Block, Inc. (Commercial Services)	648	13,725
Harrah’s Entertainment, Inc. (Lodging)	396	34,424
Harte-Hanks, Inc. (Advertising)	108	2,125
Hertz Global Holdings, Inc. * (Commercial Services)	288	6,543
Hilton Hotels Corp. (Lodging)	828	38,494
Home Depot, Inc. (Retail)	3,744	121,455
IAC/InterActiveCorp * (Internet)	432	12,817
Idearc, Inc. (Media)	324	10,196
IHOP Corp. (Retail)	36	2,280
International Game Technology (Entertainment)	720	31,032
International Speedway Corp. (Entertainment)	72	3,302
Interpublic Group of Cos., Inc. * (Advertising)	1,044	10,837
ITT Educational Services, Inc. * (Commercial Services)	108	13,143
J. Crew Group, Inc. * (Retail)	108	4,482
J.C. Penney Co., Inc. (Retail)	432	27,376
Jack in the Box, Inc. * (Retail)	72	4,668

See accompanying notes to the Schedules of Portfolio Investments.

JetBlue Airways Corp. * (Airlines)	360	3,319
John Wiley & Sons, Inc. (Media)	108	4,852
Kohls Corp. * (Retail)	648	37,150
Kroger Co. (Food)	1,476	42,095
Laidlaw International (Transportation)	180	6,340
Lamar Advertising Co. (Advertising)	144	7,052
Las Vegas Sands Corp. * (Lodging)	216	28,819
Liberty Global, Inc. - Class A * (Media)	396	16,244
Liberty Global, Inc. - Series C * (Media)	432	16,701
Liberty Media Holding Corp. - Capital Series A * (Media)	288	35,951
Liberty Media Holding Corp. - Interactive Series A * (Internet)	1,404	26,971
Life Time Fitness, Inc. * (Leisure Time)	72	4,416
Limited, Inc. (Retail)	684	15,657
Live Nation, Inc. * (Commercial Services)	144	3,060
Longs Drug Stores Corp. (Retail)	72	3,576
Lowe’s Cos., Inc. (Retail)	3,312	92,802
Macy’s, Inc. (Retail)	972	31,415
Marriott International, Inc. - Class A (Lodging)	720	31,298
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	72	3,154
McDonald’s Corp. (Retail)	2,664	145,108
McGraw-Hill Cos., Inc. (Media)	756	38,488
McKesson Corp. (Commercial Services)	648	38,096
Meredith Corp. (Media)	72	4,126
MGM Grand, Inc. * (Commercial Services)	252	22,539
NAVTEQ * (Software)	216	16,842
Netflix, Inc. * (Internet)	108	2,238
News Corp. - Class A (Media)	5,112	112,413
Nordstrom, Inc. (Retail)	468	21,945
O’Reilly Automotive, Inc. * (Retail)	252	8,419
Office Depot, Inc. * (Retail)	612	12,619
OfficeMax, Inc. (Retail)	180	6,169
Omnicare, Inc. (Pharmaceuticals)	252	8,349
Omnicom Group, Inc. (Advertising)	756	36,356
Orient-Express Hotels, Ltd. - Class A (Lodging)	108	5,537
Pacific Sunwear of California, Inc. * (Retail)	144	2,131
Panera Bread Co. - Class A * (Retail)	72	2,938
Penn National Gaming * (Entertainment)	180	10,624
Performance Food Group Co. * (Food)	72	2,169
Petsmart, Inc. (Retail)	288	9,187
Pinnacle Entertainment, Inc. * (Entertainment)	144	3,921
Polo Ralph Lauren Corp. (Apparel)	144	11,196
Priceline.com, Inc. * (Internet)	72	6,390
R.H. Donnelley Corp. * (Advertising)	144	8,067
RadioShack Corp. (Retail)	324	6,694
Regal Entertainment Group - Class A (Entertainment)	180	3,951
Regis Corp. (Retail)	108	3,446
Rent-A-Center, Inc. * (Commercial Services)	144	2,611
Rite Aid Corp. * (Retail)	1,188	5,489
Ross Stores, Inc. (Retail)	324	8,307
Royal Caribbean Cruises, Ltd. ADR (Leisure Time)	324	12,646
Ruby Tuesday, Inc. (Retail)	108	1,981
Safeway, Inc. (Food)	972	32,183
Saks, Inc. (Retail)	288	4,939
Scholastic Corp. * (Media)	72	2,510
Scientific Games Corp. - Class A * (Entertainment)	144	5,414
Sears Holdings Corp. * (Retail)	180	22,896
Sequa Corp. - Class A (Commercial Services)	648	8,359
Sirius Satellite Radio, Inc. * (Media)	2,952	10,302
SkyWest, Inc. (Airlines)	144	3,624
Sonic Corp. * (Retail)	144	3,370
Sotheby’s (Commercial Services)	144	6,882
Southwest Airlines Co. (Airlines)	1,656	24,509
Staples, Inc. (Retail)	1,584	34,040
Starbucks Corp. * (Retail)	1,656	43,387
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	468	28,431
Station Casinos, Inc. (Lodging)	108	9,448
Strayer Education, Inc. (Commercial Services)	36	6,071
SuperValu, Inc. (Food)	468	18,257
Sysco Corp. (Food)	1,368	48,687
Target Corp. (Retail)	1,728	109,849
The E.W. Scripps Co. - Class A (Media)	180	7,560
The Gap, Inc. (Retail)	1,296	23,898
The Gymboree Corp. * (Apparel)	72	2,537
The McClatchy Co. - Class A (Media)	144	2,877
The Men’s Wearhouse, Inc. (Retail)	108	5,456
The New York Times Co. - Class A (Media)	324	6,402
Tiffany & Co. (Retail)	288	15,077
Time Warner Cable, Inc. - Class A * (Media)	360	11,808
Time Warner, Inc. (Media)	8,280	152,021
TJX Cos., Inc. (Retail)	972	28,256
Tractor Supply Co. * (Retail)	72	3,318
Tribune Co. (Media)	180	4,918
Tween Brands, Inc. * (Retail)	72	2,364
UAL Corp. * (Airlines)	252	11,726
United Natural Foods, Inc. * (Food)	72	1,960
Urban Outfitters, Inc. * (Retail)	252	5,494
US Airways Group, Inc. * (Airlines)	180	4,725
Vail Resorts, Inc. * (Entertainment)	72	4,485
ValueClick, Inc. * (Internet)	216	4,851
VCA Antech, Inc. * (Pharmaceuticals)	180	7,515
Viacom, Inc. - Class B * (Media)	1,332	51,908
Wal-Mart Stores, Inc. (Retail)	5,652	246,710
Walgreen Co. (Retail)	2,232	105,440
Walt Disney Co. (Media)	4,032	138,660
Washington Post Co. - Class B (Media)	36	28,901
Wendy’s International, Inc. (Retail)	180	6,284
Whole Foods Market, Inc. (Food)	324	15,863
Williams Sonoma, Inc. (Retail)	180	5,872
WMS Industries, Inc. * (Leisure Time)	108	3,575
Wyndham Worldwide Corp. (Lodging)	396	12,973

See accompanying notes to the Schedules of Portfolio Investments.

Wynn Resorts, Ltd. (Lodging)	144	22,689
XM Satellite Radio Holdings, Inc. - Class A * (Media)	684	9,692
YUM! Brands, Inc. (Retail)	1,152	38,972
Zale Corp. * (Retail)	108	2,499

TOTAL COMMON STOCKS
(Cost $2,686,521)		4,000,375

TOTAL INVESTMENT SECURITIES
(Cost $2,686,521)—98.8%		4,000,375
Net other assets (liabilities) — 1.2%		48,455

NET ASSETS — 100.0%		$4,048,830

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Advertising	1.9%
Airlines	2.0%
Apparel	0.5%
Commercial Services	4.1%
Computers	0.2%
Entertainment	1.8%
Food	3.9%
Household Products/Wares	0.1%
Internet	5.9%
Leisure Time	1.6%
Lodging	5.4%
Media	25.3%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.0%
Retail	43.0%
Software	0.8%
Transportation	0.2%
Other**	1.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (98.9%)
ACE, Ltd. ADR (Insurance)	2,772	$167,900
Affiliated Managers Group, Inc. * (Diversified Financial Services)	231	29,455
AFLAC, Inc. (Insurance)	3,927	223,996
Alexandria Real Estate Equities, Inc. (REIT)	231	22,236
Allied World Assurance Holdings, Ltd. ADR (Insurance)	231	11,991
Allstate Corp. (Insurance)	4,851	277,429
AMB Property Corp. (REIT)	924	55,264
Ambac Financial Group, Inc. (Insurance)	924	58,129
American Express Co. (Diversified Financial Services)	8,778	521,150
American Financial Group, Inc. (Insurance)	693	19,744
American International Group, Inc. (Insurance)	18,480	1,250,172
American National Insurance Co. (Insurance)	231	30,388
AmeriCredit Corp. * (Diversified Financial Services)	924	16,244
Ameriprise Financial, Inc. (Diversified Financial Services)	1,848	116,627
Annaly Mortgage Management, Inc. (REIT)	2,772	44,158
AON Corp. (Insurance)	2,079	93,160
Apartment Investment and Management Co. - Class A (REIT)	693	31,275
Arch Capital Group, Ltd. ADR * (Insurance)	462	34,377
Archstone-Smith Trust (REIT)	1,848	111,139
Arthur J. Gallagher & Co. (Insurance)	693	20,076
Aspen Insurance Holdings, Ltd. (Insurance)	693	19,342
Associated Banc-Corp (Banks)	924	27,378
Assurant, Inc. (Insurance)	924	49,434
Astoria Financial Corp. (Savings & Loans)	693	18,385
Avalonbay Communities, Inc. (REIT)	693	81,816
Axis Capital Holdings, Ltd. ADR (Insurance)	1,155	44,941
BancorpSouth, Inc. (Banks)	693	16,840
Bank of America Corp. (Banks)	36,960	1,857,979
Bank of Hawaii Corp. (Banks)	462	24,417
Bank of New York Mellon Corp. (Banks)	9,471	418,050
BB&T Corp. (Banks)	4,620	186,602
Bear Stearns Cos., Inc. (Diversified Financial Services)	924	113,476
BioMed Realty Trust, Inc. (REIT)	462	11,134
BlackRock, Inc. - Class A (Diversified Financial Services)	231	40,058
Boston Properties, Inc. (REIT)	924	96,004
Brandywine Realty Trust (REIT)	693	17,540
BRE Properties, Inc. - Class A (REIT)	462	25,840
Brookfield Properties Corp. ADR (Real Estate)	1,617	40,263
Brown & Brown, Inc. (Insurance)	924	24,301
Camden Property Trust (REIT)	462	29,683
Capital One Financial Corp. (Diversified Financial Services)	3,465	230,180
CapitalSource, Inc. (Diversified Financial Services)	1,155	23,377
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	1,617	45,017
CBL & Associates Properties, Inc. (REIT)	462	16,193
Chittenden Corp. (Banks)	462	16,244
Chubb Corp. (Insurance)	3,234	173,472
Cincinnati Financial Corp. (Insurance)	1,386	60,028
CIT Group, Inc. (Diversified Financial Services)	1,617	65,003
Citigroup, Inc. (Diversified Financial Services)	40,887	1,908,196
City National Corp. (Banks)	231	16,057
CME Group, Inc. (Diversified Financial Services)	462	271,356
Colonial Properties Trust (REIT)	462	15,847
Comerica, Inc. (Banks)	1,155	59,228
Commerce Bancorp, Inc. (Banks)	1,617	62,707
Commerce Bancshares, Inc. (Banks)	462	21,201
Conseco, Inc. * (Insurance)	1,617	25,872
Corporate Office Properties Trust (REIT)	462	19,233
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,620	87,826
Cullen/Frost Bankers, Inc. (Banks)	462	23,155
DCT Industrial Trust, Inc. (REIT)	1,386	14,511
Delphi Financial Group, Inc. - Class A (Insurance)	462	18,674
Developers Diversified Realty Corp. (REIT)	924	51,624
DiamondRock Hospitality Co. (REIT)	693	12,065
Digital Realty Trust, Inc. (REIT)	462	18,198
Discover Financial Services * (Diversified Financial Services)	3,696	76,877
Douglas Emmett, Inc. (REIT)	924	22,850
Duke-Weeks Realty Corp. (REIT)	1,155	39,051
E* TRADE Financial Corp. * (Diversified Financial Services)	3,465	45,253
East West Bancorp, Inc. (Banks)	462	16,614
Eaton Vance Corp. (Diversified Financial Services)	924	36,923
Edwards (A.G.), Inc. (Diversified Financial Services)	693	58,843
Endurance Specialty Holdings, Ltd. ADR (Insurance)	462	19,196
Equifax, Inc. (Commercial Services)	1,155	44,029
Equity Residential Properties Trust (REIT)	2,310	97,852
Erie Indemnity Co. - Class A (Insurance)	462	28,242
Essex Property Trust, Inc. (REIT)	231	27,159
Everest Re Group, Ltd. ADR (Insurance)	462	50,931
Fannie Mae (Diversified Financial Services)	7,854	477,602
Federal Realty Investment Trust (REIT)	462	40,933
Federated Investors, Inc. - Class B (Diversified Financial Services)	693	27,512
Fidelity National Title Group, Inc. - Class A (Insurance)	1,848	32,303

See accompanying notes to the Schedules of Portfolio Investments.

Fifth Third Bancorp (Banks)	3,927	133,047
First American Financial Corp. (Insurance)	693	25,378
First Horizon National Corp. (Banks)	924	24,634
First Industrial Realty Trust, Inc. (REIT)	462	17,958
First Midwest Bancorp, Inc. (Banks)	462	15,782
Forest City Enterprises, Inc. - Class A (Real Estate)	462	25,484
Franklin Resources, Inc. (Diversified Financial Services)	1,386	176,715
Freddie Mac (Diversified Financial Services)	5,544	327,151
Fulton Financial Corp. (Banks)	1,386	19,931
General Growth Properties, Inc. (REIT)	1,848	99,090
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,696	113,578
Hanover Insurance Group, Inc. (Insurance)	462	20,416
Hartford Financial Services Group, Inc. (Insurance)	2,541	235,170
HCC Insurance Holdings, Inc. (Insurance)	924	26,463
HCP, Inc. (REIT)	1,617	53,636
Health Care REIT, Inc. (REIT)	693	30,658
Highwoods Properties, Inc. (REIT)	462	16,942
Hilb, Rogal, and Hobbs Co. (Insurance)	231	10,009
Home Properties, Inc. (REIT)	231	12,054
Hospitality Properties Trust (REIT)	693	28,170
Host Marriott Corp. (REIT)	4,389	98,489
HRPT Properties Trust (REIT)	1,617	15,992
Hudson City Bancorp, Inc. (Savings & Loans)	3,927	60,397
Huntington Bancshares, Inc. (Banks)	3,003	50,991
IndyMac Bancorp, Inc. (Diversified Financial Services)	693	16,362
IntercontinentalExchange, Inc. * (Diversified Financial Services)	462	70,178
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	231	15,355
Investment Technology Group, Inc. * (Diversified Financial Services)	462	19,857
IPC Holdings, Ltd. ADR (Insurance)	462	13,329
iStar Financial, Inc. (REIT)	1,155	39,258
J.P. Morgan Chase & Co. (Diversified Financial Services)	27,720	1,270,130
Janus Capital Group, Inc. (Diversified Financial Services)	1,386	39,196
Jefferies Group, Inc. (Diversified Financial Services)	924	25,715
Jones Lang LaSalle, Inc. (Real Estate)	231	23,738
KeyCorp (Banks)	3,003	97,087
Kilroy Realty Corp. (REIT)	231	14,006
Kimco Realty Corp. (REIT)	1,848	83,548
LaSalle Hotel Properties (REIT)	231	9,720
Lazard, Ltd. - Class A ADR (Diversified Financial Services)	462	19,589
Legg Mason, Inc. (Diversified Financial Services)	1,155	97,355
Liberty Property Trust (REIT)	693	27,866
Lincoln National Corp. (Insurance)	2,310	152,391
Loews Corp. (Insurance)	3,696	178,702
M&T Bank Corp. (Banks)	693	71,691
Mack-Cali Realty Corp. (REIT)	462	18,988
Marsh & McLennan Cos., Inc. (Insurance)	4,389	111,919
Marshall & Ilsley Corp. (Banks)	2,079	90,998
MasterCard, Inc. - Class A (Software)	462	68,362
MBIA, Inc. (Insurance)	924	56,410
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,699	477,505
MetLife, Inc. (Insurance)	3,696	257,722
MGIC Investment Corp. (Insurance)	693	22,391
Moneygram International, Inc. (Software)	693	15,655
Montpelier Re Holdings, Ltd. ADR (Insurance)	693	12,266
Moody’s Corp. (Commercial Services)	1,848	93,139
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,854	494,802
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	693	26,112
National City Corp. (Banks)	4,620	115,916
National Financial Partners (Diversified Financial Services)	231	12,238
National Retail Properties, Inc. (REIT)	462	11,264
Nationwide Financial Services (Insurance)	462	24,865
Nationwide Health Properties, Inc. (REIT)	693	20,880
New York Community Bancorp (Savings & Loans)	2,310	44,005
NewAlliance Bancshares, Inc. (Savings & Loans)	924	13,564
Northern Trust Corp. (Banks)	1,617	107,159
Nuveen Investments - Class A (Diversified Financial Services)	693	42,924
Nymex Holdings, Inc. (Diversified Financial Services)	231	30,072
NYSE Euronext (Diversified Financial Services)	1,617	128,018
Old Republic International Corp. (Insurance)	1,848	34,631
PartnerRe, Ltd. ADR (Insurance)	462	36,493
People’s United Financial, Inc. (Banks)	924	15,967
Philadelphia Consolidated Holding Corp. * (Insurance)	462	19,099
Platinum Underwriters Holdings, Ltd. ADR (Insurance)	462	16,614
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,386	62,037
PMI Group, Inc. (Insurance)	693	22,661
PNC Financial Services Group (Banks)	2,772	188,773
Popular, Inc. (Banks)	2,079	25,530
Post Properties, Inc. (REIT)	462	17,879
Potlatch Corp. (Forest Products & Paper)	231	10,402
Principal Financial Group, Inc. (Insurance)	2,310	145,738
ProAssurance Corp. * (Insurance)	231	12,444
Progressive Corp. (Insurance)	5,544	107,609

See accompanying notes to the Schedules of Portfolio Investments.

Prologis (REIT)	2,079	137,942
Protective Life Corp. (Insurance)	462	19,607
Prudential Financial, Inc. (Insurance)	3,696	360,656
Public Storage, Inc. (REIT)	1,155	90,841
Radian Group, Inc. (Insurance)	693	16,133
Raymond James Financial Corp. (Diversified Financial Services)	693	22,765
Rayonier, Inc. (Forest Products & Paper)	693	33,292
Realty Income Corp. (REIT)	924	25,826
Regency Centers Corp. (REIT)	462	35,458
Regions Financial Corp. (Banks)	5,775	170,247
Reinsurance Group of America, Inc. (Insurance)	231	13,114
RenaissanceRe Holdings ADR (Insurance)	462	30,219
SAFECO Corp. (Insurance)	924	56,567
Schwab (Diversified Financial Services)	8,547	184,615
SEI Investments Co. (Software)	1,155	31,508
Senior Housing Properties Trust (REIT)	693	15,288
Simon Property Group, Inc. (REIT)	1,848	184,800
SL Green Realty Corp. (REIT)	462	53,948
SLM Corp. (Diversified Financial Services)	3,465	172,107
South Financial Group, Inc. (Banks)	693	15,759
Sovereign Bancorp, Inc. (Savings & Loans)	2,772	47,235
St. Joe Co. (Real Estate)	693	23,292
StanCorp Financial Group, Inc. (Insurance)	462	22,874
State Street Corp. (Banks)	3,234	220,429
SunTrust Banks, Inc. (Banks)	2,772	209,757
SVB Financial Group * (Banks)	231	10,940
Synovus Financial Corp. (Banks)	2,310	64,795
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,079	115,779
Taubman Centers, Inc. (REIT)	462	25,294
TCF Financial Corp. (Banks)	924	24,190
TD Ameritrade Holding Corp. * (Diversified Financial Services)	2,079	37,879
The Colonial BancGroup, Inc. (Banks)	1,155	24,971
The Commerce Group, Inc. (Insurance)	462	13,615
The First Marblehead Corp. (Diversified Financial Services)	462	17,524
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,003	650,870
The Macerich Co. (REIT)	693	60,693
The Travelers Companies, Inc. (Insurance)	5,313	267,456
Thornburg Mortgage Asset Corp. (REIT)	924	11,873
Torchmark Corp. (Insurance)	693	43,188
Transatlantic Holdings, Inc. (Insurance)	231	16,246
U.S. Bancorp (Banks)	14,091	458,380
UCBH Holdings, Inc. (Banks)	924	16,152
UDR, Inc. (REIT)	1,155	28,090
UnionBanCal Corp. (Banks)	462	26,985
Unitrin, Inc. (Insurance)	462	22,911
UnumProvident Corp. (Insurance)	3,003	73,483
Valley National Bancorp (Banks)	924	20,494
Ventas, Inc. (REIT)	1,155	47,817
Vornado Realty Trust (REIT)	1,155	126,299
W.R. Berkley Corp. (Insurance)	1,386	41,067
Wachovia Corp. (Banks)	15,708	787,756
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	693	18,732
Washington Federal, Inc. (Savings & Loans)	693	18,198
Washington Mutual, Inc. (Savings & Loans)	7,161	252,855
Washington REIT (REIT)	462	15,329
Webster Financial Corp. (Banks)	462	19,459
Weingarten Realty Investors (REIT)	693	28,732
Wells Fargo & Co. (Banks)	25,872	921,561
Whitney Holding Corp. (Banks)	462	12,188
Willis Group Holdings, Ltd. ADR (Insurance)	924	37,829
Wilmington Trust Corp. (Banks)	462	17,972
XL Capital, Ltd. - Class A (Insurance)	1,386	109,771
Zenith National Insurance Corp. (Insurance)	231	10,370
Zions Bancorp (Banks)	924	63,451

TOTAL COMMON STOCKS
(Cost $15,963,364)		24,367,559

TOTAL INVESTMENT SECURITIES
(Cost $15,963,364)—98.9%		24,367,559
Net other assets (liabilities) — 1.1%		268,709

NET ASSETS — 100.0%		$24,636,268

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Banks	27.6%
Commercial Services	0.6%
Diversified Financial Services	35.6%
Forest Products & Paper	0.4%
Insurance	22.0%
REIT	9.8%
Real Estate	0.6%
Savings & Loans	1.8%
Software	0.5%
Other**	1.1%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust
See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	September 30, 2007
(unaudited)
	Shares	Value

Common Stocks (99.6%)
Abbott Laboratories (Pharmaceuticals)	28,704	$1,539,109
Abraxis Bioscience, Inc. * (Pharmaceuticals)	312	7,123
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	624	24,049
Advanced Medical Optics, Inc. * (Healthcare - Products)	1,248	38,176
Aetna, Inc. (Healthcare - Services)	9,672	524,899
Affymetrix, Inc. * (Biotechnology)	1,248	31,662
Alcon, Inc. ADR (Healthcare - Products)	1,560	224,515
Alexion Pharmaceuticals, Inc. * (Biotechnology)	624	40,654
Alkermes, Inc. * (Pharmaceuticals)	1,872	34,445
Allergan, Inc. (Pharmaceuticals)	5,616	362,064
Alpharma, Inc. - Class A (Pharmaceuticals)	936	19,993
American Medical Systems Holdings, Inc. * (Healthcare - Products)	1,248	21,154
AMERIGROUP Corp. * (Healthcare - Services)	936	32,273
Amgen, Inc. * (Biotechnology)	20,280	1,147,240
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	2,496	124,800
Applera Corp. - Applied Biosystems Group (Electronics)	3,432	118,885
Applera Corp.-Celera Genomics Group * (Biotechnology)	1,560	21,934
Apria Healthcare Group, Inc. * (Healthcare - Services)	936	24,345
ArthroCare Corp. * (Healthcare - Products)	624	34,875
Bard (C.R.), Inc. (Healthcare - Products)	1,872	165,092
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,872	106,536
Bausch & Lomb, Inc. (Healthcare - Products)	936	59,904
Baxter International, Inc. (Healthcare - Products)	12,168	684,815
Beckman Coulter, Inc. (Healthcare - Products)	1,248	92,053
Becton, Dickinson & Co. (Healthcare - Products)	4,368	358,394
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	312	28,236
Biogen Idec, Inc. * (Biotechnology)	5,304	351,814
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	1,872	46,613
Boston Scientific Corp. * (Healthcare - Products)	25,584	356,897
Bristol-Myers Squibb Co. (Pharmaceuticals)	36,504	1,052,045
Brookdale Senior Living, Inc. (Healthcare - Services)	936	37,262
Celgene Corp. * (Biotechnology)	7,176	511,721
Centene Corp. * (Healthcare - Services)	936	20,133
Cephalon, Inc. * (Pharmaceuticals)	1,248	91,179
Charles River Laboratories International, Inc. * (Biotechnology)	1,248	70,075
CIGNA Corp. (Insurance)	5,304	282,650
Community Health Systems, Inc. * (Healthcare - Services)	1,872	58,856
Cooper Cos., Inc. (Healthcare - Products)	936	49,065
Covance, Inc. * (Healthcare - Services)	1,248	97,219
Coventry Health Care, Inc. * (Healthcare - Services)	2,808	174,686
Covidien, Ltd. ADR * (Healthcare - Products)	9,048	375,492
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	936	19,778
CV Therapeutics, Inc. * (Pharmaceuticals)	936	8,405
CYTYC Corp. * (Healthcare - Products)	2,184	104,068
Dade Behring Holdings, Inc. (Healthcare - Products)	1,560	119,106
Datascope Corp. (Healthcare - Products)	312	10,549
DaVita, Inc. * (Healthcare - Services)	1,872	118,273
DENTSPLY International, Inc. (Healthcare - Products)	2,496	103,933
Edwards Lifesciences Corp. * (Healthcare - Products)	936	46,154
Eli Lilly & Co. (Pharmaceuticals)	18,096	1,030,205
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	2,496	77,401
Enzo Biochem, Inc. * (Biotechnology)	624	7,082
Enzon Pharmaceuticals, Inc. * (Biotechnology)	936	8,246
Express Scripts, Inc. * (Pharmaceuticals)	4,056	226,406
Forest Laboratories, Inc. * (Pharmaceuticals)	5,928	221,055
Gen-Probe, Inc. * (Healthcare - Products)	936	62,319
Genentech, Inc. * (Biotechnology)	8,736	681,583
Genzyme Corp. * (Biotechnology)	4,992	309,304
Gilead Sciences, Inc. * (Pharmaceuticals)	17,160	701,329
Haemonetics Corp. * (Healthcare - Products)	624	30,838
Health Management Associates, Inc. - Class A (Healthcare - Services)	4,368	30,314
Health Net, Inc. * (Healthcare - Services)	2,184	118,045
HEALTHSOUTH Corp. * (Healthcare - Services)	1,560	27,316
Healthways, Inc. * (Healthcare - Services)	624	33,677
Henry Schein, Inc. * (Healthcare - Products)	1,560	94,910
Hillenbrand Industries, Inc. (Healthcare - Products)	936	51,499
Hologic, Inc. * (Healthcare - Products)	936	57,096
Hospira, Inc. * (Pharmaceuticals)	2,808	116,392
Human Genome Sciences, Inc. * (Biotechnology)	2,496	25,684
Humana, Inc. * (Healthcare - Services)	3,120	218,026
IDEXX Laboratories, Inc. * (Healthcare - Products)	624	68,384
Illumina, Inc. * (Biotechnology)	936	48,560

See accompanying notes to the Schedules of Portfolio Investments.

ImClone Systems, Inc. * (Pharmaceuticals)	1,248	51,592
Immucor, Inc. * (Healthcare - Products)	1,248	44,616
Incyte Genomics, Inc. * (Biotechnology)	1,560	11,154
InterMune, Inc. * (Biotechnology)	624	11,937
Intuitive Surgical, Inc. * (Healthcare - Products)	624	143,520
Invacare Corp. (Healthcare - Products)	624	14,589
Inverness Medical Innovations, Inc. * (Healthcare - Products)	936	51,780
Invitrogen Corp. * (Biotechnology)	936	76,499
Johnson & Johnson (Healthcare - Products)	53,664	3,525,725
Kinetic Concepts, Inc. * (Healthcare - Products)	936	52,678
King Pharmaceuticals, Inc. * (Pharmaceuticals)	4,368	51,193
Kyphon, Inc. * (Healthcare - Products)	936	65,520
Laboratory Corp. of America Holdings * (Healthcare - Services)	2,184	170,854
LifePoint Hospitals, Inc. * (Healthcare - Services)	936	28,089
Lincare Holdings, Inc. * (Healthcare - Services)	1,560	57,174
Magellan Health Services, Inc. * (Healthcare - Services)	624	25,322
Manor Care, Inc. (Healthcare - Services)	1,248	80,371
Medarex, Inc. * (Pharmaceuticals)	2,184	30,925
Medco Health Solutions, Inc. * (Pharmaceuticals)	4,992	451,227
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	936	28,557
Medtronic, Inc. (Healthcare - Products)	21,216	1,196,795
Mentor Corp. (Healthcare - Products)	624	28,735
Merck & Co., Inc. (Pharmaceuticals)	40,248	2,080,419
MGI Pharma, Inc. * (Pharmaceuticals)	1,560	43,337
Millennium Pharmaceuticals, Inc. * (Biotechnology)	5,928	60,169
Millipore Corp. * (Biotechnology)	936	70,949
Mylan Laboratories, Inc. (Pharmaceuticals)	4,680	74,693
Myriad Genetics, Inc. * (Biotechnology)	936	48,812
Nektar Therapeutics * (Biotechnology)	1,560	13,775
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	624	6,240
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	312	4,970
Odyssey Healthcare, Inc. * (Healthcare - Services)	624	5,997
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	936	40,735
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	936	31,815
Owens & Minor, Inc. (Distribution/Wholesale)	624	23,768
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	624	11,581
PAREXEL International Corp. * (Commercial Services)	624	25,753
Patterson Cos., Inc. * (Healthcare - Products)	2,496	96,371
PDL BioPharma, Inc. * (Biotechnology)	2,184	47,196
Pediatrix Medical Group, Inc. * (Healthcare - Services)	936	61,233
Perrigo Co. (Pharmaceuticals)	1,560	33,306
Pfizer, Inc. (Pharmaceuticals)	128,544	3,140,330
Pharmaceutical Product Development, Inc. (Commercial Services)	1,872	66,344
PharMerica Corp. * (Pharmaceuticals)	624	9,310
PolyMedica Corp. (Healthcare - Products)	312	16,386
PSS World Medical, Inc. * (Healthcare - Products)	1,248	23,874
Psychiatric Solutions, Inc. * (Healthcare - Services)	936	36,766
Quest Diagnostics, Inc. (Healthcare - Services)	2,808	162,218
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,248	22,214
ResMed, Inc. * (Healthcare - Products)	1,560	66,877
Respironics, Inc. * (Healthcare - Products)	1,248	59,941
Savient Pharmaceuticals, Inc. * (Biotechnology)	936	13,619
Schering-Plough Corp. (Pharmaceuticals)	27,768	878,302
Sepracor, Inc. * (Pharmaceuticals)	1,872	51,480
Sierra Health Services, Inc. * (Healthcare - Services)	936	39,490
St. Jude Medical, Inc. * (Healthcare - Products)	6,240	274,997
STERIS Corp. (Healthcare - Products)	1,248	34,108
Stryker Corp. (Healthcare - Products)	5,928	407,609
Sunrise Assisted Living, Inc. * (Healthcare - Services)	936	33,106
Techne Corp. * (Healthcare - Products)	624	39,362
Tenet Healthcare Corp. * (Healthcare - Services)	8,736	29,353
The Medicines Co. * (Pharmaceuticals)	936	16,670
Theravance, Inc. * (Pharmaceuticals)	936	24,420
Thermo Electron Corp. * (Electronics)	7,800	450,216
United Therapeutics Corp. * (Pharmaceuticals)	312	20,761
UnitedHealth Group, Inc. (Healthcare - Services)	24,648	1,193,703
Universal Health Services, Inc. - Class B (Healthcare - Services)	936	50,937
Valeant Pharmaceuticals International * (Pharmaceuticals)	1,560	24,149
Varian Medical Systems, Inc. * (Healthcare - Products)	2,184	91,488
Varian, Inc. * (Electronics)	624	39,693
Ventana Medical Systems, Inc. * (Healthcare - Products)	624	53,608

See accompanying notes to the Schedules of Portfolio Investments.

Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,496	95,871
Waters Corp. * (Electronics)	1,872	125,274
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,872	60,653
WellCare Health Plans, Inc. * (Healthcare - Services)	624	65,788
WellPoint, Inc. * (Healthcare - Services)	11,232	886,429
Wyeth (Pharmaceuticals)	24,648	1,098,068
Zimmer Holdings, Inc. * (Healthcare - Products)	4,368	353,764

TOTAL COMMON STOCKS
(Cost $21,491,588)		33,256,018

	Principal
	Amount

Repurchase Agreements (1.2%)
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $415,161 (Collateralized by $427,000 Federal National Mortgage Association, 4.754%, 11/14/07, market value $424,402)	$415,000	415,000

TOTAL REPURCHASE AGREEMENTS
(Cost $415,000)		415,000

TOTAL INVESTMENT SECURITIES
(Cost $21,906,588)—100.8%		33,671,018
Net other assets (liabilities) — (0.8)%		(267,149)

NET ASSETS — 100.0%		$33,403,869

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Biotechnology	11.3%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	2.2%
Healthcare - Products	29.5%
Healthcare - Services	13.3%
Insurance	0.8%
Pharmaceuticals	42.1%
Other**	0.4%

** Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (100.0%)
3M Co. (Miscellaneous Manufacturing)	7,752	$725,432
AAR Corp. * (Aerospace/Defense)	408	12,379
Accenture, Ltd. - Class A ADR (Commercial Services)	6,936	279,174
Actuant Corp. - Class A (Miscellaneous Manufacturing)	408	26,508
Acuity Brands, Inc. (Miscellaneous Manufacturing)	408	20,596
Acxiom Corp. (Software)	816	16,149
Affiliated Computer Services, Inc. - Class A * (Computers)	1,020	51,245
AGCO Corp. * (Machinery-Diversified)	1,020	51,785
Agilent Technologies, Inc. * (Electronics)	4,692	173,041
Alexander & Baldwin, Inc. (Transportation)	408	20,453
Alliance Data Systems Corp. * (Commercial Services)	1,020	78,989
Alliant Techsystems, Inc. * (Aerospace/Defense)	408	44,594
Allied Waste Industries, Inc. * (Environmental Control)	3,264	41,616
American Commercial Lines, Inc. * (Transportation)	408	9,682
American Standard Cos. (Building Materials)	2,040	72,665
Ametek, Inc. (Electrical Components & Equipment)	1,224	52,901
Amphenol Corp. - Class A (Electronics)	2,040	81,110
Anixter International, Inc. * (Telecommunications)	408	33,640
AptarGroup, Inc. (Miscellaneous Manufacturing)	816	30,902
Arrow Electronics, Inc. * (Electronics)	1,428	60,719
Automatic Data Processing, Inc. (Software)	6,120	281,092
Avnet, Inc. * (Electronics)	1,836	73,183
Baldor Electric Co. (Hand/Machine Tools)	408	16,300
Ball Corp. (Packaging & Containers)	1,224	65,790
BE Aerospace, Inc. * (Aerospace/Defense)	1,020	42,361
Belden, Inc. (Electrical Components & Equipment)	612	28,709
Bemis Co., Inc. (Packaging & Containers)	1,224	35,631
Benchmark Electronics, Inc. * (Electronics)	816	19,478
Boeing Co. (Aerospace/Defense)	8,364	878,136
Brady Corp. - Class A (Electronics)	612	21,959
Broadridge Financial Solutions, Inc. (Software)	1,632	30,926
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	408	29,755
Burlington Northern Santa Fe Corp. (Transportation)	3,672	298,056
C.H. Robinson Worldwide, Inc. (Transportation)	2,040	110,752
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	816	39,658
Caterpillar, Inc. (Machinery - Construction & Mining)	7,548	591,990
Ceradyne, Inc. * (Miscellaneous Manufacturing)	204	15,451
Ceridian Corp. * (Computers)	1,632	56,696
CheckFree Corp. * (Internet)	816	37,977
Checkpoint Systems, Inc. * (Electronics)	408	10,767
ChoicePoint, Inc. * (Commercial Services)	816	30,943
Cintas Corp. (Textiles)	1,632	60,547
Clarcor, Inc. (Miscellaneous Manufacturing)	612	20,936
Commscope, Inc. * (Telecommunications)	612	30,747
Con-way, Inc. (Transportation)	612	28,152
Convergys Corp. * (Commercial Services)	1,632	28,331
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	2,448	125,068
Corrections Corp. of America * (Commercial Services)	1,428	37,371
Covanta Holding Corp. * (Energy - Alternate Sources)	1,224	30,000
Crane Co. (Miscellaneous Manufacturing)	612	29,358
Crown Holdings, Inc. * (Packaging & Containers)	1,836	41,787
CSX Corp. (Transportation)	5,100	217,923
Cummins, Inc. (Machinery-Diversified)	1,020	130,448
Curtiss-Wright Corp. (Aerospace/Defense)	612	29,070
Danaher Corp. (Miscellaneous Manufacturing)	2,856	236,220
Deere & Co. (Machinery-Diversified)	2,652	393,610
Deluxe Corp. (Commercial Services)	612	22,546
Dionex Corp. * (Electronics)	204	16,210
Donaldson Co., Inc. (Miscellaneous Manufacturing)	816	34,076
Dover Corp. (Miscellaneous Manufacturing)	2,448	124,726
DRS Technologies, Inc. (Aerospace/Defense)	408	22,489
Eagle Materials, Inc. - Class A (Building Materials)	612	21,873
Eaton Corp. (Miscellaneous Manufacturing)	1,632	161,633
EMCOR Group, Inc. * (Engineering & Construction)	816	25,590
Emerson Electric Co. (Electrical Components & Equipment)	9,180	488,560
Esterline Technologies Corp. * (Aerospace/Defense)	204	11,638
Expeditors International of Washington, Inc. (Transportation)	2,448	115,790
Fastenal Co. (Distribution/Wholesale)	1,632	74,109
FedEx Corp. (Transportation)	3,264	341,904
Fidelity National Information Services, Inc. (Software)	2,244	99,566
Fiserv, Inc. * (Software)	1,836	93,379
Flextronics International, Ltd. ADR * (Electronics)	7,140	79,825
FLIR Systems, Inc. * (Electronics)	816	45,198

See accompanying notes to the Schedules of Portfolio Investments.

Florida Rock Industries, Inc. (Building Materials)	612	38,244
Flowserve Corp. (Machinery-Diversified)	612	46,622
Fluor Corp. (Engineering & Construction)	1,020	146,860
Fortune Brands, Inc. (Household Products/Wares)	1,836	149,616
Foster Wheeler, Ltd. ADR * (Engineering & Construction)	816	107,124
FTI Consulting, Inc. * (Commercial Services)	408	20,526
Gardner Denver, Inc. * (Machinery-Diversified)	612	23,868
GATX Corp. (Trucking & Leasing)	612	26,163
General Cable Corp. * (Electrical Components & Equipment)	612	41,077
General Dynamics Corp. (Aerospace/Defense)	3,876	327,406
General Electric Co. (Miscellaneous Manufacturing)	120,360	4,982,904
Genesee & Wyoming, Inc. - Class A * (Transportation)	408	11,767
Global Payments, Inc. (Software)	1,020	45,104
Goodrich Corp. (Aerospace/Defense)	1,428	97,432
Graco, Inc. (Machinery-Diversified)	816	31,914
GrafTech International, Ltd. * (Electrical Components & Equipment)	1,224	21,836
Granite Construction, Inc. (Engineering & Construction)	408	21,632
Harsco Corp. (Miscellaneous Manufacturing)	1,020	60,455
Hewitt Associates, Inc. * (Commercial Services)	1,224	42,901
Hexcel Corp. * (Aerospace/Defense Equipment)	1,020	23,164
HLTH Corp. * (Internet)	2,040	28,907
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,956	473,143
Hubbell, Inc. - Class B (Electrical Components & Equipment)	612	34,957
IDEX Corp. (Machinery-Diversified)	1,020	37,118
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	5,508	328,497
IMS Health, Inc. (Software)	2,244	68,756
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	3,264	177,790
Iron Mountain, Inc. * (Commercial Services)	2,040	62,179
Itron, Inc. * (Electronics)	408	37,973
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,040	138,577
J.B. Hunt Transport Services, Inc. (Transportation)	1,224	32,191
Jabil Circuit, Inc. (Electronics)	2,040	46,594
Jacobs Engineering Group, Inc. * (Engineering & Construction)	1,428	107,928
Joy Global, Inc. (Machinery - Construction & Mining)	1,224	62,253
Kansas City Southern Industries, Inc. * (Transportation)	816	26,251
Kaydon Corp. (Metal Fabricate/Hardware)	408	21,212
KBR, Inc. * (Engineering & Construction)	2,040	79,091
Kennametal, Inc. (Hand/Machine Tools)	408	34,264
Kirby Corp. * (Transportation)	612	27,014
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,428	145,856
Landstar System, Inc. (Transportation)	612	25,686
Lennox International, Inc. (Building Materials)	816	27,581
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	408	31,665
Lockheed Martin Corp. (Aerospace/Defense)	3,876	420,507
Louisiana-Pacific Corp. (Forest Products & Paper)	1,224	20,771
Manitowoc Co. (Machinery-Diversified)	1,428	63,232
Manpower, Inc. (Commercial Services)	1,020	65,637
Martin Marietta Materials (Building Materials)	408	54,488
Masco Corp. (Building Materials)	4,488	103,987
McDermott International, Inc. ADR * (Engineering & Construction)	2,652	143,420
MDU Resources Group, Inc. (Electric)	2,040	56,794
MeadWestvaco Corp. (Forest Products & Paper)	2,244	66,265
Mettler Toledo International, Inc. * (Electrical Components & Equipment)	408	41,616
Molex, Inc. (Electrical Components & Equipment)	816	21,975
Molex, Inc., - Class A (Electrical Components & Equipment)	816	20,694
Monster Worldwide, Inc. * (Internet)	1,428	48,638
Moog, Inc. - Class A * (Aerospace/Defense)	408	17,927
MPS Group, Inc. * (Commercial Services)	1,224	13,648
MSC Industrial Direct Co. - Class A (Retail)	612	30,961
Mueller Industries, Inc. (Metal Fabricate/Hardware)	408	14,745
Nalco Holding Co. (Environmental Control)	1,632	48,389
National Instruments Corp. (Computers)	612	21,010
NeuStar, Inc. * (Telecommunications)	816	27,981
Nordson Corp. (Machinery-Diversified)	408	20,486
Norfolk Southern Corp. (Transportation)	4,692	243,562
Northrop Grumman Corp. (Aerospace/Defense)	3,672	286,416
Orbital Sciences Corp. * (Aerospace/Defense)	612	13,611
Oshkosh Truck Corp. (Auto Manufacturers)	816	50,567
Overseas Shipholding Group, Inc. (Transportation)	408	31,347

See accompanying notes to the Schedules of Portfolio Investments.

Owens Corning, Inc. * (Building Materials)	1,020	25,551
Owens-Illinois, Inc. * (Packaging & Containers)	1,632	67,646
PACCAR, Inc. (Auto Manufacturers)	2,856	243,474
Packaging Corp. of America (Packaging & Containers)	1,020	29,651
Pactiv Corp. * (Packaging & Containers)	1,428	40,926
Pall Corp. (Miscellaneous Manufacturing)	1,428	55,549
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,428	159,693
Paychex, Inc. (Commercial Services)	3,876	158,916
Pentair, Inc. (Miscellaneous Manufacturing)	1,224	40,612
PerkinElmer, Inc. (Electronics)	1,428	41,712
PHH Corp. * (Commercial Services)	612	16,083
Plexus Corp. * (Electronics)	612	16,769
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,632	241,503
Quanex Corp. (Metal Fabricate/Hardware)	408	19,168
Quanta Services, Inc. * (Commercial Services)	2,040	53,958
R.R. Donnelley & Sons Co. (Commercial Services)	2,652	96,957
Raytheon Co. (Aerospace/Defense)	5,100	325,482
Regal-Beloit Corp. (Hand/Machine Tools)	408	19,539
Republic Services, Inc. (Environmental Control)	2,040	66,728
Resources Connection, Inc. (Commercial Services)	612	14,168
Robert Half International, Inc. (Commercial Services)	1,836	54,823
Rockwell Collins, Inc. (Aerospace/Defense)	2,040	149,002
Rockwell International Corp. (Machinery-Diversified)	1,632	113,440
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,020	66,810
Ryder System, Inc. (Transportation)	612	29,988
Sanmina-SCI Corp. * (Electronics)	6,324	13,407
Sealed Air Corp. (Packaging & Containers)	1,836	46,928
Shaw Group, Inc. * (Engineering & Construction)	816	47,410
Sherwin-Williams Co. (Chemicals)	1,224	80,429
Simpson Manufacturing Co., Inc. (Building Materials)	408	12,995
Smurfit-Stone Container Corp. * (Packaging & Containers)	3,060	35,741
Solectron Corp. * (Electronics)	10,608	41,371
Sonoco Products Co. (Packaging & Containers)	1,224	36,940
Spirit Aerosystems Holdings, Inc. - Class A * (Aerospace/Defense)	1,224	47,663
SPX Corp. (Miscellaneous Manufacturing)	612	56,647
Stericycle, Inc. * (Environmental Control)	1,020	58,303
SunPower Corp. - Class A * (Energy - Alternate Sources)	408	33,791
Technitrol, Inc. (Electronics)	408	10,996
Teekay Shipping Corp. ADR (Transportation)	408	23,994
Tektronix, Inc. (Electronics)	816	22,636
Teledyne Technologies, Inc. * (Aerospace/Defense)	408	21,783
Teleflex, Inc. (Miscellaneous Manufacturing)	408	31,791
Temple-Inland, Inc. (Forest Products & Paper)	1,224	64,419
Terex Corp. * (Machinery - Construction & Mining)	1,224	108,960
Tetra Tech, Inc. * (Environmental Control)	612	12,925
Texas Industries, Inc. (Building Materials)	408	32,028
Textron, Inc. (Miscellaneous Manufacturing)	2,856	177,672
The Brink’s Co. (Miscellaneous Manufacturing)	408	22,799
The Corporate Executive Board Co. (Commercial Services)	408	30,290
The Genlyte Group, Inc. * (Building Materials)	204	13,109
Thomas & Betts Corp. * (Electronics)	612	35,888
Timken Co. (Metal Fabricate/Hardware)	816	30,314
Toro Co. (Housewares)	408	24,003
Trimble Navigation, Ltd. * (Electronics)	1,428	55,992
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,020	38,291
Tyco Electronics, Ltd. (Electronics)	5,712	202,376
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	5,712	253,270
Union Pacific Corp. (Transportation)	3,060	345,964
United Parcel Service, Inc. - Class B (Transportation)	7,956	597,496
United Rentals, Inc. * (Commercial Services)	816	26,251
United Stationers, Inc. * (Distribution/Wholesale)	408	22,652
United Technologies Corp. (Aerospace/Defense)	10,812	870,150
URS Corp. * (Engineering & Construction)	612	34,547
USG Corp. * (Building Materials)	816	30,641
UTI Worldwide, Inc. ADR (Transportation)	1,020	23,440
Vishay Intertechnology, Inc. * (Electronics)	2,040	26,581
VistaPrint, Ltd. ADR * (Commercial Services)	408	15,247
Vulcan Materials Co. (Building Materials)	1,020	90,933
W.W. Grainger, Inc. (Distribution/Wholesale)	816	74,411
Wabtec Corp. (Machinery-Diversified)	612	22,925
Walter Industries, Inc. (Holding Companies - Diversified)	612	16,463
Washington Group International, Inc. * (Engineering & Construction)	408	35,826

See accompanying notes to the Schedules of Portfolio Investments.

Waste Connections, Inc. * (Environmental Control)	816	25,916
Waste Management, Inc. (Environmental Control)	6,120	230,969
Watsco, Inc. (Distribution/Wholesale)	204	9,472
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	408	18,335
WESCO International, Inc. * (Distribution/Wholesale)	612	26,279
West Pharmaceutical Services, Inc. (Healthcare - Products)	408	16,997
Western Union Co. (Commercial Services)	8,976	188,227
World Fuel Services Corp. (Retail)	408	16,650
YRC Worldwide, Inc. * (Transportation)	612	16,720
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	816	29,776

TOTAL COMMON STOCKS
(Cost $19,523,320)		24,774,819

TOTAL INVESTMENT SECURITIES
(Cost $19,523,320)—100.0%		24,774,819
Net other assets (liabilities) — NM		(3,734)

NET ASSETS — 100.0%		$24,771,085

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Aerospace/Defense	15.2%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	1.2%
Building Materials	2.2%
Chemicals	0.3%
Commercial Services	5.5%
Computers	0.5%
Distribution/Wholesale	0.8%
Electric	0.2%
Electrical Components & Equipment	3.1%
Electronics	4.6%
Energy - Alternate Sources	0.2%
Engineering & Construction	2.9%
Environmental Control	2.0%
Forest Products & Paper	0.7%
Hand/Machine Tools	0.4%
Healthcare - Products	0.1%
Holding Companies - Diversified	0.1%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.5%
Machinery - Construction & Mining	3.2%
Machinery-Diversified	3.9%
Metal Fabricate/Hardware	1.4%
Miscellaneous Manufacturing	34.9%
Packaging & Containers	1.6%
Retail	0.2%
Software	2.6%
Telecommunications	0.3%
Textiles	0.2%
Transportation	10.3%
Trucking & Leasing	0.1%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (99.9%)
Akamai Technologies, Inc. * (Internet)	17,802	$511,451
Allscripts Healthcare Solutions, Inc. * (Software)	5,934	160,396
Amazon.com, Inc. * (Internet)	15,042	1,401,162
Ariba, Inc. * (Internet)	8,556	92,234
Art Technology Group, Inc. * (Internet)	13,800	41,676
Audible, Inc. * (Internet)	2,070	26,910
Autobytel, Inc. * (Internet)	4,692	15,296
BEA Systems, Inc. * (Software)	42,090	583,788
Check Point Software Technologies, Ltd. ADR * (Internet)	19,320	486,478
CheckFree Corp. * (Internet)	7,866	366,084
CMGI, Inc. * (Internet)	49,956	67,940
CNET Networks, Inc. * (Internet)	14,904	111,035
DealerTrack Holdings, Inc. * (Internet)	3,726	156,045
Digital River, Inc. * (Internet)	4,278	191,441
E* TRADE Financial Corp. * (Diversified Financial Services)	46,230	603,764
EarthLink, Inc. * (Internet)	13,248	104,924
eBay, Inc. * (Internet)	34,914	1,362,344
Google, Inc. - Class A * (Internet)	2,484	1,409,099
HLTH Corp. * (Internet)	19,596	277,675
IAC/InterActiveCorp * (Internet)	21,666	642,830
Infospace, Inc. (Internet)	3,588	63,005
Internap Network Services Corp. * (Internet)	5,244	74,307
Interwoven, Inc. * (Internet)	4,278	60,876
j2 Global Communications, Inc. * (Internet)	5,244	171,636
Jupitermedia Corp. * (Internet)	2,484	15,724
Monster Worldwide, Inc. * (Internet)	12,834	437,126
Priceline.com, Inc. * (Internet)	3,726	330,683
Quest Software, Inc. * (Software)	5,934	101,827
RealNetworks, Inc. * (Internet)	10,764	72,980
Sapient Corp. * (Internet)	8,832	59,263
SonicWALL, Inc. * (Internet)	7,038	61,442
TD Ameritrade Holding Corp. * (Diversified Financial Services)	26,082	475,214
Tibco Software, Inc. * (Internet)	21,528	159,092
United Online, Inc. (Internet)	7,176	107,712
ValueClick, Inc. * (Internet)	10,764	241,759
VeriSign, Inc. * (Internet)	26,910	907,943
Vignette Corp. * (Internet)	3,036	60,933
Websense, Inc. * (Internet)	4,830	95,296
Yahoo!, Inc. * (Internet)	53,130	1,426,009

TOTAL COMMON STOCKS
(Cost $8,824,640)		13,535,399

TOTAL INVESTMENT SECURITIES
(Cost $8,824,640)—99.9%		13,535,399
Net other assets (liabilities) — 0.1%		18,503

NET ASSETS — 100.0%		$13,553,902

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Diversified Financial Services	8.0%
Internet	85.6%
Software	6.3%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (92.8%)
Anadarko Petroleum Corp. (Oil & Gas)	55,366	$2,975,922
Apache Corp. (Oil & Gas)	38,399	3,458,214
Atwood Oceanics, Inc. * (Oil & Gas)	3,572	273,472
Baker Hughes, Inc. (Oil & Gas Services)	37,506	3,389,417
Berry Petroleum Co. - Class A (Oil & Gas)	4,465	176,769
BJ Services Co. (Oil & Gas Services)	34,827	924,657
Bristow Group, Inc. * (Transportation)	2,679	117,099
Cabot Oil & Gas Corp. (Oil & Gas)	11,609	408,172
Cameron International Corp. * (Oil & Gas Services)	12,502	1,153,810
Cheniere Energy, Inc. * (Oil & Gas)	5,358	209,873
Chesapeake Energy Corp. (Oil & Gas)	52,687	1,857,744
ChevronTexaco Corp. (Oil & Gas)	251,826	23,565,877
Cimarex Energy Co. (Oil & Gas)	9,823	365,907
Comstock Resources, Inc. * (Oil & Gas)	5,358	165,241
ConocoPhillips (Oil & Gas)	179,493	15,754,101
Core Laboratories NV * (Oil & Gas Services)	2,679	341,278
Crosstex Energy, Inc. (Oil & Gas)	5,358	203,122
Delta Petroleum Corp. * (Oil & Gas)	8,037	144,264
Denbury Resources, Inc. * (Oil & Gas)	14,288	638,531
Devon Energy Corp. (Oil & Gas)	49,115	4,086,368
Diamond Offshore Drilling, Inc. (Oil & Gas)	8,037	910,512
Dresser-Rand Group, Inc. * (Oil & Gas Services)	9,823	419,540
Dynegy, Inc. - Class A * (Electric)	47,329	437,320
El Paso Corp. (Pipelines)	83,049	1,409,342
Encore Acquisition Co. * (Oil & Gas)	6,251	197,844
Ensco International, Inc. (Oil & Gas)	17,860	1,001,946
EOG Resources, Inc. (Oil & Gas)	28,576	2,066,902
EXCO Resources, Inc. * (Oil & Gas)	9,823	162,472
Exterran Holdings, Inc. * (Oil & Gas Services)	8,037	645,693
Exxon Mobil Corp. (Oil & Gas)	505,462	46,785,563
FMC Technologies, Inc. * (Oil & Gas Services)	15,181	875,336
Forest Oil Corp. * (Oil & Gas)	8,930	384,347
Frontier Oil Corp. (Oil & Gas)	12,502	520,583
Global Industries, Ltd. * (Oil & Gas Services)	10,716	276,044
GlobalSantaFe Corp. ADR (Oil & Gas)	26,790	2,036,576
Grant Prideco, Inc. * (Oil & Gas Services)	15,181	827,668
Grey Wolf, Inc. * (Oil & Gas)	21,432	140,380
Halliburton Co. (Oil & Gas Services)	105,374	4,046,362
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	9,823	417,085
Helmerich & Payne, Inc. (Oil & Gas)	11,609	381,123
Hess Corp. (Oil & Gas)	33,934	2,257,629
Holly Corp. (Oil & Gas)	5,358	320,569
ION Geophysical Corp. * (Oil & Gas Services)	8,037	111,152
Marathon Oil Corp. (Oil & Gas)	81,263	4,633,616
Mariner Energy, Inc. * (Oil & Gas)	9,823	203,434
Murphy Oil Corp. (Oil & Gas)	20,539	1,435,471
Nabors Industries, Ltd. ADR * (Oil & Gas)	33,041	1,016,672
National-Oilwell Varco, Inc. * (Oil & Gas Services)	20,539	2,967,886
Newfield Exploration Co. * (Oil & Gas)	15,181	731,117
Newpark Resources, Inc. * (Oil & Gas Services)	10,716	57,438
Noble Corp. ADR (Oil & Gas)	32,148	1,576,859
Noble Energy, Inc. (Oil & Gas)	20,539	1,438,552
Occidental Petroleum Corp. (Oil & Gas)	98,230	6,294,578
Oceaneering International, Inc. * (Oil & Gas Services)	6,251	473,826
OGE Energy Corp. (Electric)	10,716	354,700
Oil States International, Inc. * (Oil & Gas Services)	6,251	301,923
Parker Drilling Co. * (Oil & Gas)	13,395	108,767
Patterson-UTI Energy, Inc. (Oil & Gas)	18,753	423,255
Penn Virginia Corp. (Oil & Gas)	4,465	196,371
Petrohawk Energy Corp. * (Oil & Gas)	19,646	322,587
Pioneer Natural Resources Co. (Oil & Gas)	14,288	642,674
Plains Exploration & Production Co. * (Oil & Gas)	8,930	394,885
Pogo Producing Co. (Oil & Gas)	5,358	284,563
Pride International, Inc. * (Oil & Gas)	19,646	718,061
Quicksilver Resources, Inc. * (Oil & Gas)	6,251	294,110
Range Resources Corp. (Oil & Gas)	17,860	726,188
Rowan Cos., Inc. (Oil & Gas)	13,395	489,989
Schlumberger, Ltd. ADR (Oil & Gas Services)	141,094	14,814,870
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,679	254,773
Smith International, Inc. (Oil & Gas Services)	23,218	1,657,765
Southwestern Energy Co. * (Oil & Gas)	19,646	822,185
St. Mary Land & Exploration Co. (Oil & Gas)	7,144	254,826
Stone Energy Corp. * (Oil & Gas)	2,679	107,187
Sunoco, Inc. (Oil & Gas)	14,288	1,011,305
Superior Energy Services, Inc. * (Oil & Gas Services)	9,823	348,127
Swift Energy Co. * (Oil & Gas)	3,572	146,166
Tesoro Petroleum Corp. (Oil & Gas)	16,074	739,725
TETRA Technologies, Inc. * (Oil & Gas Services)	8,930	188,780
Tidewater, Inc. (Oil & Gas Services)	6,251	392,813
Transocean Sedco Forex, Inc. ADR * (Oil & Gas)	33,934	3,836,239
Ultra Petroleum Corp. * (Oil & Gas)	17,860	1,108,034
Unit Corp. * (Oil & Gas)	5,358	259,327
Valero Energy Corp. (Oil & Gas)	65,189	4,379,397
W-H Energy Services, Inc. * (Oil & Gas Services)	3,572	263,435
Weatherford International, Ltd. ADR * (Oil & Gas Services)	40,185	2,699,628
Whiting Petroleum Corp. * (Oil & Gas)	5,358	238,163
XTO Energy, Inc. (Oil & Gas)	45,543	2,816,379

TOTAL COMMON STOCKS
(Cost $97,104,797)		189,268,472

See accompanying notes to the Schedules of Portfolio Investments.

	Principal
	Amount

Repurchase Agreements (0.8%)
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $1,639,635 (Collateralized by $1,660,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $1,673,353)	$1,639,000	1,639,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,639,000)		1,639,000

TOTAL INVESTMENT SECURITIES
(Cost $98,743,797)—93.6%		190,907,472
Net other assets (liabilities) — 6.4%		13,019,777

NET ASSETS — 100.0%		$203,927,249

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Electric	0.4%
Oil & Gas	73.1%
Oil & Gas Services	18.5%
Pipelines	0.7%
Transportation	0.1%
Other**	7.2%

** Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (83.0%)
Abbott Laboratories (Pharmaceuticals)	13,340	$715,291
Abraxis Bioscience, Inc. * (Pharmaceuticals)	382	8,721
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	573	22,083
Alkermes, Inc. * (Pharmaceuticals)	1,719	31,630
Allergan, Inc. (Pharmaceuticals)	5,348	344,786
Alpharma, Inc. - Class A (Pharmaceuticals)	764	16,319
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,910	108,698
Bristol-Myers Squibb Co. (Pharmaceuticals)	24,780	714,160
Cephalon, Inc. * (Pharmaceuticals)	1,146	83,727
Eli Lilly & Co. (Pharmaceuticals)	12,008	683,615
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	2,292	71,075
Forest Laboratories, Inc. * (Pharmaceuticals)	5,539	206,549
Hospira, Inc. * (Pharmaceuticals)	2,674	110,837
Johnson & Johnson (Healthcare - Products)	50,615	3,325,406
King Pharmaceuticals, Inc. * (Pharmaceuticals)	4,202	49,247
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	955	29,137
Merck & Co., Inc. (Pharmaceuticals)	21,709	1,122,138
MGI Pharma, Inc. * (Pharmaceuticals)	1,337	37,142
Mylan Laboratories, Inc. (Pharmaceuticals)	4,393	70,112
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	382	6,085
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	573	10,635
Perrigo Co. (Pharmaceuticals)	1,337	28,545
Pfizer, Inc. (Pharmaceuticals)	120,712	2,948,994
Schering-Plough Corp. (Pharmaceuticals)	22,367	707,468
Sepracor, Inc. * (Pharmaceuticals)	1,910	52,525
The Medicines Co. * (Pharmaceuticals)	955	17,009
Theravance, Inc. * (Pharmaceuticals)	955	24,916
Valeant Pharmaceuticals International * (Pharmaceuticals)	1,337	20,697
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,719	55,696
Wyeth (Pharmaceuticals)	15,602	695,069

TOTAL COMMON STOCKS
(Cost $9,938,621)		12,318,312

Repurchase Agreements (0.9%)
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $134,052 (Collateralized by $136,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $137,094)	$134,000	134,000

TOTAL REPURCHASE AGREEMENTS
(Cost $134,000)		134,000

TOTAL INVESTMENT SECURITIES
(Cost $10,072,621)—83.9%		12,452,312
Net other assets (liabilities) — 16.1%		2,388,925

NET ASSETS — 100.0%		$14,841,237

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 10/2/07	$2,499,375	$(625)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Healthcare - Products	22.4%
Pharmaceuticals	60.6%
Other**	17.0%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	September 30, 2007
(unaudited)
	Principal
	Amount	Value

U.S. Government Agency Obligations (60.2%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$27,732,000	$27,732,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	27,732,000	27,732,000
Federal Home Loan Bank, 3.75%, 10/1/07+	27,732,000	27,732,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $83,196,000)		83,196,000

Repurchase Agreements (40.1%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $27,742,746 (Collateralized by $27,674,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $28,263,226)	27,732,000	27,732,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $27,721,738 (Collateralized by $28,442,000 Federal Home Loan Bank, 4.503% *, 11/16/07, market value $28,271,083)	27,711,000	27,711,000

TOTAL REPURCHASE AGREEMENTS
(Cost $55,443,000)		55,443,000

TOTAL INVESTMENT SECURITIES
(Cost $138,639,000)—100.3%		138,639,000
Net other assets (liabilities) — (0.3)%		(360,724)

NET ASSETS — 100.0%		$138,278,276

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 10/24/07	$138,892,429	$(1,309,962)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (99.9%)
Alexandria Real Estate Equities, Inc. (REIT)	3,184	$306,492
AMB Property Corp. (REIT)	10,746	642,718
American Financial Realty Trust (REIT)	13,930	112,137
Annaly Mortgage Management, Inc. (REIT)	35,223	561,102
Apartment Investment and Management Co. - Class A (REIT)	10,547	475,986
Archstone-Smith Trust (REIT)	24,079	1,448,111
Avalonbay Communities, Inc. (REIT)	8,557	1,010,239
BioMed Realty Trust, Inc. (REIT)	7,164	172,652
Boston Properties, Inc. (REIT)	12,935	1,343,946
Brandywine Realty Trust (REIT)	9,552	241,761
BRE Properties, Inc. - Class A (REIT)	5,572	311,642
Brookfield Properties Corp. ADR (Real Estate)	22,288	554,971
Camden Property Trust (REIT)	6,169	396,358
CapitalSource, Inc. (Diversified Financial Services)	15,323	310,138
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	22,089	614,958
CBL & Associates Properties, Inc. (REIT)	7,164	251,098
Colonial Properties Trust (REIT)	4,975	170,643
Corporate Office Properties Trust (REIT)	5,174	215,394
Cousins Properties, Inc. (REIT)	4,577	134,381
DCT Industrial Trust, Inc. (REIT)	18,308	191,685
Developers Diversified Realty Corp. (REIT)	13,532	756,033
DiamondRock Hospitality Co. (REIT)	10,348	180,159
Digital Realty Trust, Inc. (REIT)	6,169	242,997
Douglas Emmett, Inc. (REIT)	10,746	265,749
Duke-Weeks Realty Corp. (REIT)	14,925	504,614
Entertainment Properties Trust (REIT)	2,786	141,529
Equity Inns, Inc. (REIT)	5,970	134,803
Equity Lifestyle Properties, Inc. (REIT)	2,388	123,698
Equity Residential Properties Trust (REIT)	30,248	1,281,305
Essex Property Trust, Inc. (REIT)	2,786	327,550
Federal Realty Investment Trust (REIT)	6,169	546,573
FelCor Lodging Trust, Inc. (REIT)	6,766	134,846
First Industrial Realty Trust, Inc. (REIT)	4,975	193,378
Forest City Enterprises, Inc. - Class A (Real Estate)	6,965	384,189
Franklin Street Properties Corp. (REIT)	6,965	120,146
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	17,512	80,730
General Growth Properties, Inc. (REIT)	25,074	1,344,468
HCP, Inc. (REIT)	22,288	739,293
Health Care REIT, Inc. (REIT)	8,756	387,365
Healthcare Realty Trust, Inc. (REIT)	5,174	137,939
Highwoods Properties, Inc. (REIT)	6,169	226,217
Home Properties, Inc. (REIT)	3,582	186,909
Hospitality Properties Trust (REIT)	10,149	412,557
Host Marriott Corp. (REIT)	56,715	1,272,685
HRPT Properties Trust (REIT)	22,885	226,333
iStar Financial, Inc. (REIT)	13,930	473,481
Jones Lang LaSalle, Inc. (Real Estate)	3,980	408,985
Kilroy Realty Corp. (REIT)	3,582	217,177
Kimco Realty Corp. (REIT)	23,880	1,079,615
LaSalle Hotel Properties (REIT)	4,378	184,226
Lexington Corporate Properties Trust (REIT)	6,766	135,388
Liberty Property Trust (REIT)	9,950	400,090
Mack-Cali Realty Corp. (REIT)	7,363	302,619
Maguire Properties, Inc. (REIT)	3,980	102,803
Mid-America Apartment Communities, Inc. (REIT)	2,786	138,882
National Retail Properties, Inc. (REIT)	7,363	179,510
Nationwide Health Properties, Inc. (REIT)	9,950	299,794
Newcastle Investment Corp. (REIT)	5,771	101,685
Pennsylvania REIT (REIT)	4,179	162,730
Plum Creek Timber Co., Inc. (Forest Products & Paper)	18,905	846,188
Post Properties, Inc. (REIT)	4,776	184,831
Potlatch Corp. (Forest Products & Paper)	4,179	188,180
Prologis (REIT)	27,860	1,848,511
Public Storage, Inc. (REIT)	13,930	1,095,595
RAIT Financial Trust (REIT)	6,567	54,046
Rayonier, Inc. (Forest Products & Paper)	8,358	401,518
Realty Income Corp. (REIT)	10,945	305,913
Redwood Trust, Inc. (REIT)	2,786	92,551
Regency Centers Corp. (REIT)	7,562	580,384
Senior Housing Properties Trust (REIT)	9,154	201,937
Simon Property Group, Inc. (REIT)	24,278	2,427,800
SL Green Realty Corp. (REIT)	6,368	743,591
St. Joe Co. (Real Estate)	8,159	274,224
Strategic Hotels & Resorts, Inc. (REIT)	8,159	167,994
Sunstone Hotel Investors, Inc. (REIT)	6,567	168,378
Taubman Centers, Inc. (REIT)	5,771	315,962
The Macerich Co. (REIT)	7,761	679,708
Thornburg Mortgage Asset Corp. (REIT)	13,333	171,329
UDR, Inc. (REIT)	14,726	358,136
Ventas, Inc. (REIT)	14,527	601,418
Vornado Realty Trust (REIT)	15,522	1,697,331
Washington REIT (REIT)	5,174	171,673
Weingarten Realty Investors (REIT)	8,756	363,024

TOTAL COMMON STOCKS
(Cost $20,369,298)		37,945,684

TOTAL INVESTMENT SECURITIES
(Cost $20,369,298)—99.9%		37,945,684
Net other assets (liabilities) — 0.1%		55,352

NET ASSETS — 100.0%		$38,001,036

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Diversified Financial Services	1.0%
Forest Products & Paper	3.8%
REIT	89.2%
Real Estate	5.9%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	September 30, 2007
(unaudited)
	Shares	Value

Common Stocks (92.8%)
Actel Corp. * (Semiconductors)	446	$4,786
Advanced Micro Devices, Inc. * (Semiconductors)	10,035	132,462
Altera Corp. (Semiconductors)	6,244	150,356
Amkor Technology, Inc. * (Semiconductors)	2,007	23,121
Analog Devices, Inc. (Semiconductors)	5,575	201,592
Applied Materials, Inc. (Semiconductors)	25,199	521,619
Applied Micro Circuits Corp. * (Semiconductors)	5,129	16,208
Asyst Technologies, Inc. * (Semiconductors)	892	4,719
Atheros Communications * (Telecommunications)	1,115	33,417
Atmel Corp. * (Semiconductors)	8,251	42,575
ATMI, Inc. * (Semiconductors)	669	19,903
Axcelis Technologies, Inc. * (Semiconductors)	1,784	9,116
Broadcom Corp. - Class A * (Semiconductors)	8,474	308,793
Brooks Automation, Inc. * (Semiconductors)	1,115	15,878
Cabot Microelectronics Corp. * (Chemicals)	446	19,066
Cirrus Logic, Inc. * (Semiconductors)	1,561	9,990
Cohu, Inc. (Semiconductors)	446	8,363
Conexant Systems, Inc. * (Semiconductors)	8,920	10,704
Cree Research, Inc. * (Semiconductors)	1,561	48,547
Cymer, Inc. * (Electronics)	669	25,683
Cypress Semiconductor Corp. * (Semiconductors)	2,676	78,166
DSP Group, Inc. * (Semiconductors)	446	7,060
Entegris, Inc. * (Semiconductors)	2,007	17,421
Exar Corp. * (Semiconductors)	892	11,650
Fairchild Semiconductor International, Inc. * (Semiconductors)	2,230	41,656
First Solar, Inc. * (Energy - Alternate Sources)	669	78,768
FormFactor, Inc. * (Semiconductors)	892	39,578
Integrated Device Technology, Inc. * (Semiconductors)	3,568	55,233
Intel Corp. (Semiconductors)	82,925	2,144,440
InterDigital, Inc. * (Telecommunications)	892	18,536
International Rectifier Corp. * (Semiconductors)	1,338	44,141
Intersil Corp. - Class A (Semiconductors)	2,453	82,004
KLA-Tencor Corp. (Semiconductors)	3,568	199,023
Kulicke & Soffa Industries, Inc. * (Semiconductors)	892	7,564
Lam Research Corp. * (Semiconductors)	2,230	118,770
Lattice Semiconductor Corp. * (Semiconductors)	2,007	9,011
Linear Technology Corp. (Semiconductors)	4,014	140,450
LSI Logic Corp. * (Semiconductors)	12,934	95,970
LTX Corp.* (Semiconductors)	1,115	3,981
Marvell Technology Group, Ltd. ADR * (Semiconductors)	8,474	138,719
Maxim Integrated Products, Inc. (Semiconductors)	5,798	170,171
MEMC Electronic Materials, Inc. * (Semiconductors)	4,014	236,264
Micrel, Inc. (Semiconductors)	1,115	12,042
Microchip Technology, Inc. (Semiconductors)	4,014	145,788
Micron Technology, Inc. * (Semiconductors)	13,826	153,469
Microsemi Corp. * (Semiconductors)	1,338	37,303
National Semiconductor Corp. (Semiconductors)	4,906	133,051
Novellus Systems, Inc. * (Semiconductors)	2,230	60,790
NVIDIA Corp. * (Semiconductors)	9,812	355,587
OmniVision Technologies, Inc. * (Semiconductors)	892	20,275
ON Semiconductor Corp. * (Semiconductors)	5,352	67,221
Photronics, Inc. * (Semiconductors)	669	7,633
PMC-Sierra, Inc. * (Semiconductors)	3,791	31,806
Rambus, Inc. * (Semiconductors)	1,784	34,092
RF Micro Devices, Inc. * (Telecommunications)	3,568	24,013
SanDisk Corp. * (Computers)	4,237	233,459
Semtech Corp. * (Semiconductors)	1,115	22,835
Silicon Image, Inc. * (Semiconductors)	1,561	8,039
Silicon Laboratories, Inc. * (Semiconductors)	892	37,250
Silicon Storage Technology, Inc. * (Computers)	1,561	5,026
SiRF Technology Holdings, Inc. * (Semiconductors)	1,115	23,805
Skyworks Solutions, Inc. * (Semiconductors)	2,899	26,207
Teradyne, Inc. * (Semiconductors)	3,345	46,161
Tessera Technologies, Inc. * (Semiconductors)	892	33,450
Texas Instruments, Inc. (Semiconductors)	26,314	962,829
Trident Microsystems, Inc. * (Software)	1,115	17,717
TriQuint Semiconductor, Inc. * (Semiconductors)	2,453	12,044
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,338	71,610
Xilinx, Inc. (Semiconductors)	5,352	139,901
Zoran Corp. * (Semiconductors)	892	18,018

TOTAL COMMON STOCKS
(Cost $5,245,031)		8,086,895

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount

Repurchase Agreements (0.7%)
UBS, dated 9/28/07, with a repurchase price of $65,025 (Collateralized by $66,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $66,531)	$65,000	65,000

TOTAL REPURCHASE AGREEMENTS
(Cost $65,000)		65,000

TOTAL INVESTMENT SECURITIES
(Cost $5,310,031)—93.5%		8,151,895
Net other assets (liabilities) — 6.5%		566,933

NET ASSETS — 100.0%		$8,718,828

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Chemicals	0.2%
Computers	2.8%
Electronics	0.3%
Energy - Alternate Sources	0.9%
Semiconductors	87.5%
Software	0.2%
Telecommunications	0.9%
Other**	7.2%

** Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (99.0%)
3Com Corp.* (Telecommunications)	5,744	$28,375
ADC Telecommunications, Inc.* (Telecommunications)	1,436	28,160
Adobe Systems, Inc.* (Software)	8,616	376,175
ADTRAN, Inc. (Telecommunications)	718	16,535
Advanced Micro Devices, Inc.* (Semiconductors)	7,898	104,254
Akamai Technologies, Inc.* (Internet)	2,154	61,884
Altera Corp. (Semiconductors)	5,026	121,026
Amdocs, Ltd. ADR * (Telecommunications)	2,872	106,810
American Tower Corp.* (Telecommunications)	5,744	250,094
Amkor Technology, Inc.* (Semiconductors)	1,436	16,543
Analog Devices, Inc. (Semiconductors)	4,308	155,777
Andrew Corp.* (Telecommunications)	2,154	29,833
ANSYS, Inc.* (Software)	1,436	49,068
Apple Computer, Inc.* (Computers)	12,924	1,984,351
Applied Materials, Inc. (Semiconductors)	20,104	416,153
Arris Group, Inc.* (Telecommunications)	1,436	17,735
Atheros Communications* (Telecommunications)	718	21,518
Atmel Corp.* (Semiconductors)	6,462	33,344
Autodesk, Inc.* (Software)	3,590	179,392
Avaya, Inc.* (Telecommunications)	6,462	109,595
Avocent Corp.* (Internet)	718	20,908
BEA Systems, Inc.* (Software)	5,744	79,669
BMC Software, Inc.* (Software)	2,872	89,693
Broadcom Corp. - Class A* (Semiconductors)	7,180	261,639
Brocade Communications Systems, Inc.* (Computers)	5,744	49,169
CA, Inc. (Software)	5,744	147,736
CACI International, Inc. - Class A* (Computers)	718	36,683
Cadence Design Systems, Inc.* (Computers)	4,308	95,594
CDW Corp.* (Distribution/Wholesale)	718	62,610
Cerner Corp.* (Software)	718	42,944
Check Point Software Technologies, Ltd. ADR * (Internet)	2,872	72,317
Ciena Corp.* (Telecommunications)	1,436	54,683
Cisco Systems, Inc.* (Telecommunications)	89,750	2,971,622
Citrix Systems, Inc.* (Software)	2,872	115,799
Cognizant Technology Solutions Corp.* (Computers)	2,154	171,825
Computer Sciences Corp.* (Computers)	2,872	160,545
Compuware Corp.* (Software)	4,308	34,550
Corning, Inc. (Telecommunications)	22,976	566,358
Cree Research, Inc.* (Semiconductors)	1,436	44,660
Crown Castle International Corp.* (Telecommunications)	4,308	175,034
Cymer, Inc.* (Electronics)	718	27,564
Cypress Semiconductor Corp.* (Semiconductors)	2,154	62,918
Dell, Inc.* (Computers)	29,438	812,489
Diebold, Inc. (Computers)	718	32,612
Digital River, Inc.* (Internet)	718	32,130
DST Systems, Inc.* (Computers)	718	61,612
Dycom Industries, Inc.* (Engineering & Construction)	718	21,992
Electronic Data Systems Corp. (Computers)	7,180	156,811
Electronics for Imaging, Inc.* (Computers)	718	19,285
EMC Corp.* (Computers)	30,874	642,179
Emulex Corp.* (Semiconductors)	1,436	27,528
Equinix, Inc.* (Internet)	718	63,679
F5 Networks, Inc.* (Internet)	1,436	53,405
Fair Isaac Corp. (Software)	718	25,927
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,154	40,237
First Solar, Inc.* (Energy - Alternate Sources)	718	84,537
FormFactor, Inc.* (Semiconductors)	718	31,858
Foundry Networks, Inc.* (Telecommunications)	2,154	38,277
Gartner Group, Inc.* (Commercial Services)	718	17,562
Google, Inc. - Class A* (Internet)	3,590	2,036,499
Harris Corp. (Telecommunications)	2,154	124,480
Hewlett-Packard Co. (Computers)	31,572	1,571,970
IKON Office Solutions, Inc. (Office/Business Equipment)	1,436	18,453
Informatica Corp.* (Software)	1,436	22,545
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	2,154	42,240
Insight Enterprises, Inc.* (Retail)	718	18,532
Integrated Device Technology, Inc.* (Semiconductors)	2,872	44,459
Intel Corp. (Semiconductors)	85,442	2,209,530
Intermec, Inc.* (Machinery-Diversified)	718	18,754
International Business Machines Corp. (Computers)	20,104	2,368,251
International Rectifier Corp.* (Semiconductors)	718	23,687
Intersil Corp. - Class A (Semiconductors)	2,154	72,008
Intuit, Inc.* (Software)	4,308	130,532
j2 Global Communications, Inc.* (Internet)	718	23,500
Jack Henry & Associates, Inc. (Computers)	1,436	37,135
JDS Uniphase Corp.* (Telecommunications)	2,872	42,965
Juniper Networks, Inc.* (Telecommunications)	7,898	289,146
KLA-Tencor Corp. (Semiconductors)	2,872	160,200
Lam Research Corp.* (Semiconductors)	2,154	114,722
Lexmark International, Inc. - Class A* (Computers)	1,436	59,637
Linear Technology Corp. (Semiconductors)	3,590	125,614
LSI Logic Corp.* (Semiconductors)	10,770	79,913

See accompanying notes to the Schedules of Portfolio Investments.

Macrovision Corp.* (Entertainment)	718	17,684
Marvell Technology Group, Ltd. ADR * (Semiconductors)	6,462	105,783
Maxim Integrated Products, Inc. (Semiconductors)	5,026	147,513
McAfee, Inc.* (Internet)	2,154	75,110
MEMC Electronic Materials, Inc.* (Semiconductors)	3,590	211,307
Mentor Graphics Corp.* (Computers)	1,436	21,684
Microchip Technology, Inc. (Semiconductors)	2,872	104,311
Micron Technology, Inc.* (Semiconductors)	10,770	119,547
Micros Systems, Inc.* (Computers)	718	46,720
Microsemi Corp.* (Semiconductors)	718	20,018
Microsoft Corp. (Software)	122,778	3,617,040
Motorola, Inc. (Telecommunications)	33,746	625,313
National Semiconductor Corp. (Semiconductors)	3,590	97,361
NCR Corp.* (Computers)	2,872	143,026
Network Appliance, Inc.* (Computers)	5,026	135,250
Novell, Inc.* (Software)	5,026	38,399
Novellus Systems, Inc.* (Semiconductors)	2,154	58,718
Nuance Communications, Inc.* (Software)	2,154	41,594
NVIDIA Corp.* (Semiconductors)	7,898	286,223
ON Semiconductor Corp.* (Semiconductors)	4,308	54,108
Oracle Corp.* (Software)	57,440	1,243,576
Palm, Inc.* (Computers)	1,436	23,364
Parametric Technology Corp.* (Software)	1,436	25,015
Perot Systems Corp. - Class A* (Computers)	1,436	24,283
Pitney Bowes, Inc. (Office/Business Equipment)	3,590	163,058
Plantronics, Inc. (Telecommunications)	718	20,499
PMC-Sierra, Inc.* (Semiconductors)	2,872	24,096
Polycom, Inc.* (Telecommunications)	1,436	38,571
Progress Software Corp.* (Software)	718	21,755
QLogic Corp.* (Semiconductors)	2,154	28,971
Qualcomm, Inc. (Telecommunications)	24,412	1,031,651
Rambus, Inc.* (Semiconductors)	1,436	27,442
Red Hat, Inc.* (Software)	2,872	57,067
RF Micro Devices, Inc.* (Telecommunications)	2,872	19,329
SAIC, Inc.* (Commercial Services)	1,436	27,557
Salesforce.com, Inc.* (Software)	1,436	73,695
SanDisk Corp.* (Computers)	3,590	197,809
SBA Communications Corp. - Class A* (Telecommunications)	1,436	50,662
Seagate Technology ADR (Computers)	7,898	202,031
Semtech Corp.* (Semiconductors)	718	14,705
Silicon Laboratories, Inc.* (Semiconductors)	718	29,984
Skyworks Solutions, Inc.* (Semiconductors)	2,154	19,472
Sonus Networks, Inc.* (Telecommunications)	3,590	21,899
SRA International, Inc. - Class A* (Computers)	718	20,161
Sun Microsystems, Inc.* (Computers)	51,696	290,015
Sybase, Inc.* (Software)	1,436	33,215
Symantec Corp.* (Internet)	12,924	250,467
Synopsys, Inc.* (Computers)	2,154	58,330
Tech Data Corp.* (Distribution/Wholesale)	718	28,806
Tellabs, Inc.* (Telecommunications)	5,744	54,683
Teradyne, Inc.* (Semiconductors)	2,872	39,634
Tessera Technologies, Inc.* (Semiconductors)	718	26,925
Texas Instruments, Inc. (Semiconductors)	20,822	761,877
Tibco Software, Inc.* (Internet)	2,872	21,224
Unisys Corp.* (Computers)	5,026	33,272
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,436	76,855
VeriFone Holdings, Inc.* (Software)	718	31,829
VeriSign, Inc.* (Internet)	3,590	121,127
Western Digital Corp.* (Computers)	3,590	90,899
Xerox Corp.* (Office/Business Equipment)	13,642	236,552
Xilinx, Inc. (Semiconductors)	4,308	112,611
Yahoo!, Inc.* (Internet)	18,668	501,049

TOTAL COMMON STOCKS
(Cost $23,785,407)		33,390,765

	Principal
	Amount

Repurchase Agreements (0.2%)
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $77,030 (Collateralized by $78,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $78,627)	$77,000	77,000

TOTAL REPURCHASE AGREEMENTS
(Cost $77,000)		77,000

TOTAL INVESTMENT SECURITIES
(Cost $23,862,407)—99.2%		33,467,765
Net other assets (liabilities) — 0.8%		272,462

NET ASSETS — 100.0%		$33,740,227

*	Non-income producing security
ADR	American Depositary Receipt

Securities Sold Short (NM)	Shares	Value

Teradata Corp. * (a) (Computers)	36	$939

TOTAL SECURITIES SOLD SHORT
(Proceeds $939)		$939

(a)	Represents a security purchased on a when-issued basis. At September 30, 2007, total cost of investments purchased on a when-issued basis for ProFund VP Technology was $939.
+	All or a portion of the security is designated on the ProFund VP Technology’s records as collateral for when-issued securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Commercial Services	0.2%
Computers	28.5%
Distribution/Wholesale	0.4%
Electronics	0.1%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	9.9%
Machinery-Diversified	0.1%
Office/Business Equipment	1.3%
Retail	0.1%
Semiconductors	19.0%
Software	19.1%
Telecommunications	19.9%
Other**	1.0%

**	Includes and non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (73.0%)
Alltel Corp. (Telecommunications)	35,730	$2,489,666
AT&T, Inc. (Telecommunications)	325,275	13,762,385
CenturyTel, Inc. (Telecommunications)	10,719	495,432
Cincinnati Bell, Inc. * (Telecommunications)	25,011	123,554
Citizens Communications Co. (Telecommunications)	34,539	494,599
Dobson Communications Corp. - Class A * (Telecommunications)	15,483	198,028
Embarq Corp. (Telecommunications)	15,483	860,855
IDT Corp. - Class B (Telecommunications)	4,764	39,875
Leap Wireless International, Inc. * (Telecommunications)	4,764	387,647
Leucadia National Corp. (Holding Companies - Diversified)	16,674	804,020
Level 3 Communications, Inc. * (Telecommunications)	156,021	725,498
Metropcs Communications, Inc. * (Telecommunications)	4,764	129,962
NII Holdings, Inc. - Class B * (Telecommunications)	17,865	1,467,610
Qwest Communications International, Inc. * (Telecommunications)	153,639	1,407,333
RCN Corp. (Telecommunications)	3,573	43,948
Sprint Corp. (Telecommunications)	141,649	2,691,331
TeleCorp PCS, Inc. - Class A * (a) (Telecommunications)	952	0
Telephone & Data Systems, Inc. (Telecommunications)	4,764	317,997
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	4,764	295,368
Time Warner Telecom, Inc. - Class A * (Telecommunications)	14,292	313,995
US Cellular Corp. * (Telecommunications)	1,191	116,956
Verizon Communications, Inc. (Telecommunications)	297,750	13,184,370
Virgin Media, Inc. (Telecommunications)	29,775	722,639
Windstream Corp. (Telecommunications)	48,831	689,494

TOTAL COMMON STOCKS
(Cost $29,408,847)		41,762,562

	Principal
	Amount

Repurchase Agreements (0.4%)
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $216,084 (Collateralized by $219,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $220,762)	$216,000	216,000

TOTAL REPURCHASE AGREEMENTS
(Cost $216,000)		216,000

TOTAL INVESTMENT SECURITIES
(Cost $29,624,847)—73.4%		41,978,562
Net other assets (liabilities) — 26.6%		15,239,455

NET ASSETS — 100.0%		$57,218,017

*	Non-income producing security
(a)	Escrowed security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 10/2/07	$15,496,126	$(3,874)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Holding Companies - Diversified	1.4%
Telecommunications	71.6%
Other**	27.0%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	September 30, 2007
(unaudited)

	Shares	Value

Common Stocks (100.0%)
AGL Resources, Inc. (Gas)	12,944	$512,841
Allegheny Energy, Inc. * (Electric)	27,506	1,437,464
ALLETE, Inc. (Electric)	4,045	181,054
Alliant Energy Corp. (Electric)	18,607	713,020
Ameren Corp. (Electric)	33,978	1,783,845
American Electric Power, Inc. (Electric)	65,529	3,019,576
Aqua America, Inc. (Water)	21,843	495,399
Aquila, Inc. * (Electric)	62,293	249,795
Atmos Energy Corp. (Gas)	14,562	412,396
Avista Corp. (Electric)	8,899	181,095
Black Hills Corp. (Electric)	6,472	265,481
CenterPoint Energy, Inc. (Electric)	46,922	752,160
Cleco Corp. (Electric)	9,708	245,321
CMS Energy Corp. (Electric)	37,214	625,939
Consolidated Edison, Inc. (Electric)	45,304	2,097,575
Constellation Energy Group, Inc. (Electric)	29,933	2,567,952
Dominion Resources, Inc. (Electric)	48,540	4,091,922
DPL, Inc. (Electric)	18,607	488,620
DTE Energy Co. (Electric)	28,315	1,371,579
Duke Energy Corp. (Electric)	207,913	3,885,894
Edison International (Electric)	49,349	2,736,402
El Paso Electric Co. * (Electric)	7,281	168,410
Energen Corp. (Gas)	10,517	600,731
Energy East Corp. (Electric)	25,888	700,270
Entergy Corp. (Electric)	32,360	3,504,264
Equitable Resources, Inc. (Pipelines)	19,416	1,007,108
Exelon Corp. (Electric)	111,642	8,413,341
FirstEnergy Corp. (Electric)	50,967	3,228,250
FPL Group, Inc. (Electric)	61,484	3,743,146
Great Plains Energy, Inc. (Electric)	14,562	419,531
Hawaiian Electric Industries, Inc. (Electric)	13,753	298,578
IDACORP, Inc. (Electric)	7,281	238,380
Integrys Energy Group, Inc. (Electric)	12,944	663,121
Mirant Corp. * (Electric)	42,877	1,744,236
National Fuel Gas Co. (Pipelines)	11,326	530,170
New Jersey Resources Corp. (Gas)	4,854	240,710
Nicor, Inc. (Gas)	7,281	312,355
NiSource, Inc. (Electric)	45,304	867,119
Northeast Utilities System (Electric)	25,888	739,620
Northwest Natural Gas Co. (Gas)	4,045	184,857
NorthWestern Corp. (Electric)	5,663	153,864
NRG Energy, Inc. * (Electric)	39,641	1,676,418
NSTAR (Electric)	16,180	563,226
ONEOK, Inc. (Gas)	16,180	766,932
Pepco Holdings, Inc. (Electric)	32,360	876,309
PG&E Corp. (Electric)	58,248	2,784,254
Piedmont Natural Gas Co., Inc. (Gas)	12,135	304,467
Pinnacle West Capital Corp. (Electric)	16,180	639,272
PNM Resources, Inc. (Electric)	11,326	263,669
PPL Corp. (Electric)	63,911	2,959,079
Progress Energy, Inc. (Electric)	42,877	2,008,787
Public Service Enterprise Group, Inc. (Electric)	42,068	3,701,563
Puget Energy, Inc. (Electric)	19,416	475,110
Questar Corp. (Pipelines)	28,315	1,487,387
Reliant Resources, Inc. * (Electric)	56,630	1,449,728
SCANA Corp. (Electric)	17,798	689,495
Sempra Energy (Gas)	38,832	2,256,916
Sierra Pacific Resources (Electric)	36,405	572,651
Southern Co. (Electric)	124,586	4,519,980
Southern Union Co. (Gas)	16,989	528,528
Southwest Gas Corp. (Gas)	7,281	205,980
Spectra Energy Corp. (Pipelines)	104,361	2,554,757
TECO Energy, Inc. (Electric)	34,787	571,550
The AES Corp. * (Electric)	110,833	2,221,093
The Williams Cos., Inc. (Pipelines)	98,698	3,361,654
TXU Corp. (Electric)	76,855	5,262,262
UGI Corp. (Gas)	17,798	462,392
Unisource Energy Corp. (Electric)	5,663	169,267
Vectren Corp. (Gas)	12,944	353,242
Westar Energy, Inc. (Electric)	15,371	377,512
WGL Holdings, Inc. (Gas)	8,090	274,170
Wisconsin Energy Corp. (Electric)	19,416	874,302
Xcel Energy, Inc. (Electric)	69,574	1,498,624

TOTAL COMMON STOCKS
(Cost $66,188,348)		102,583,967

TOTAL INVESTMENT SECURITIES
(Cost $66,188,348)—100.0%		102,583,967
Net other assets (liabilities) — (NM)		11,615

NET ASSETS — 100.0%		$102,595,582

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of September 30, 2007:

Electric	83.6%
Gas	7.2%
Pipelines	8.7%
Water	0.5%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (47.0)%
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$11,277,000	$11,277,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	11,277,000	11,277,000
Federal Home Loan Bank, 3.75%, 10/1/07+	11,277,000	11,277,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $33,831,000)		33,831,000

U.S. Treasury Obligations (21.0%)
U.S. Treasury Bonds+, 5.00%, 5/15/37	14,700,000	15,095,062

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,878,123)		15,095,062

Repurchase Agreements (31.3%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $11,281,370 (Collateralized by $11,271,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 8/3/09 - 4/20/22, market value $11,488,565)	11,277,000	11,277,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $11,267,364 (Collateralized by $11,491,000 of various Federal National Mortgage Association Securities, 4.659% * - 5.125%, 10/31/07 - 10/15/11, market value $11,492,482)	11,263,000	11,263,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,540,000)		22,540,000

TOTAL INVESTMENT SECURITIES
(Cost $71,249,123)—99.3%		71,466,062
Net other assets (liabilities) — 0.7%		486,789

NET ASSETS — 100.0%		$71,952,851

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Purchased
30-year U.S. Treasury Bond Futures Contract expiring December 2007 (Underlying face amount at value $1,002,094)	9	$ (4,936)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (5.00% due 5/15/37) expiring 9/30/07	$22,899,313	$ 278,341
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (5.00% due 5/15/37) expiring 9/30/07	51,651,813	539,226

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (60.9)%
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$18,133,000	$18,133,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	18,133,000	18,133,000
Federal Home Loan Bank, 3.75%, 10/1/07+	18,133,000	18,133,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $54,399,000)		54,399,000

Repurchase Agreements (40.6%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $18,140,027 (Collateralized by $18,102,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 8/3/09 - 4/20/22, market value $18,487,158)	18,133,000	18,133,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $18,129,022 (Collateralized by $18,593,000 of various U.S. Government Agency Obligations, 4.503% - 5.125% * , 11/16/07 - 9/2/08, market value $18,485,836)	18,122,000	18,122,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,255,000)		36,255,000

	Contracts

Options Purchased (NM)
30-year U.S. Treasury Note Call Option 132 expiring December 2007	350	1,605

TOTAL OPTIONS PURCHASED
(Cost $6,109)		1,605

TOTAL INVESTMENT SECURITIES
(Cost $90,660,109)—101.5%		90,655,605
Net other assets (liabilities) — (1.5)%		(1,339,934)

NET ASSETS — 100.0%		$89,315,671

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation
	Contracts	(Depreciation)

Futures Contracts Sold
30-year U.S. Treasury Bond Futures Contract expiring December 2007 (Underlying face amount at value $7,905,406)	71	$47,169

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (5.00% due 5/15/37) expiring 9/30/07	$(101,557,938)	$(1,100,296)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (5.00% due 5/15/37) expiring 9/30/07	(5,134,375)	(53,686)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	September 30, 2007
(unaudited)
	Principal
	Amount	Value

U.S. Government Agency Obligations (35.4%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07+	$30,000	$30,000
Federal Farm Credit Bank, 3.75%, 10/1/07+	30,000	30,000
Federal Home Loan Bank, 3.75%, 10/1/07+	30,000	30,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $90,000)		90,000

Repurchase Agreements (22.1%)
HSBC, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $30,012 (Collateralized by $30,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $30,639)	30,000	30,000
UBS, 4.65%, 10/1/07+, dated 9/28/07, with a repurchase price of $26,010 (Collateralized by $27,000 Federal National Mortgage Association, 4.754% *, 11/14/07, market value $26,836)	26,000	26,000

TOTAL REPURCHASE AGREEMENTS
(Cost $56,000)		56,000

TOTAL INVESTMENT SECURITIES
(Cost $146,000)—57.5%		146,000
Net other assets (liabilities) — 42.5%		107,947

NET ASSETS — 100.0%		$253,947

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.
*	Represents the effective yield or interest rate in effect at September 30, 2007.

At September 30, 2007 the ProFund VP Falling U.S. Dollar’s foreign currency exchange contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Long
British Sterling Pound vs. U.S. Dollar	10/26/07	14,737	$ 29,671	$ 30,131	$ 460
Canadian Dollar vs. U.S. Dollar	10/26/07	22,842	22,701	22,978	277
Euro vs. U.S. Dollar	10/26/07	103,131	145,683	147,145	1,462
Japanese Yen vs. U.S. Dollar	10/26/07	3,891,316	33,784	33,994	210
Swedish Krona vs. U.S. Dollar	10/26/07	68,780	10,526	10,686	160
Swiss Franc vs. U.S. Dollar	10/26/07	10,388	8,891	8,944	53

Total Long Contracts			$251,256	$253,878	$2,622

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	September 30, 2007
(unaudited)

	Principal
	Amount	Value

U.S. Government Agency Obligations (45.8%)
Federal Agricultural Mortgage Corp., 3.75%, 10/1/07	$11,484,000	$11,484,000
Federal Farm Credit Bank, 3.75%, 10/1/07	39,160,000	39,160,000
Federal Home Loan Bank, 3.75%, 10/1/07	39,160,000	39,160,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $89,804,000)		89,804,000

Repurchase Agreements (54.1%)
HSBC, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $39,175,175 (Collateralized by $39,090,000 Federal Farm Credit Bank, 5.25%, 8/3/09, market value $39,922,291)	39,160,000	39,160,000
Merrill Lynch, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $30,011,625 (Collateralized by $30,000,000 Federal Home Loan Bank, 3.75%, 8/13/08, market value $30,196,159)	30,000,000	30,000,000
UBS, 4.65%, 10/1/07, dated 9/28/07, with a repurchase price of $36,817,261 (Collateralized by $37,240,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $37,539,549)	36,803,000	36,803,000

TOTAL REPURCHASE AGREEMENTS
(Cost $105,963,000)		105,963,000

TOTAL INVESTMENT SECURITIES
(Cost $195,767,000)—99.9%		195,767,000
Net other assets (liabilities) — 0.1%		184,251

NET ASSETS — 100.0%		$195,951,251

See accompanying notes to the Schedules of Portfolio Investments.

Money Market ProFund

Schedule of Portfolio Investments
September 30, 2007
(unaudited)

Value

Mutual Funds (100.4%)
Cash Management Portfolio	$679,996,474

TOTAL MUTUAL FUNDS	679,996,474

TOTAL INVESTMENTS (Cost $679,996,474)—100.4% of net assets	679,996,474
Net other assets (liabilities)	(2,745,494)

NET ASSETS — 100%	$677,250,980

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Notes to Schedules of Portfolio Investments
September 30, 2007
(unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP OTC, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short OTC, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Dow 30, ProFund VP UltraShort OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity, ProFund VP Falling U.S. Dollar, ProFund VP Money Market and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the ProFund VP Money Market and Money Market ProFund, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Money Market ProFund offers three classes of shares: the Investor Class, Service Class and Class A. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objective as the Money Market ProFund. The percentage of the Portfolio’s interests owned by the Money Market ProFund as of September 30, 2007 was approximately 1.8%. The Portfolio’s schedule of portfolio investments is included in this Form and should be read in conjunction with the Money Market ProFund’s schedule of portfolio investments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. The Money Market ProFund records its investment in the Portfolio at fair value.

PROFUNDS	Notes to Schedules of Portfolio Investments (continued)
September 30, 2007
(unaudited)

For the non-money market ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Derivatives (e.g., futures, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the non-money market ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

 The non-money market ProFunds, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

When-Issued and Delayed-Delivery Securities

Each non-money market ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net

PROFUNDS	Notes to Schedules of Portfolio Investments (continued)
September 30, 2007
(unaudited)

asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund’s records as collateral for such when-issued securities.

Futures Contracts and Related Options

The non-money market ProFunds may purchase or sell stock index futures or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of September 30, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

PROFUNDS	Notes to Schedules of Portfolio Investments (continued)
September 30, 2007
(unaudited)

Foreign Currency Transactions

 The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

PROFUNDS	Notes to Schedules of Portfolio Investments (continued)
September 30, 2007
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well-capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFunds may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty.

Swap agreements are collateralized by cash and certain securities as indicated on the Schedule of Portfolio Investments of each particular ProFund. In the event of a default by the counterparty, the ProFunds will seek to liquidate the collateral underlying the swap agreement and may incur certain costs exercising their rights with respect to the collateral.

3. Investment Transactions

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

4. Concentration Risk

Each Sector ProFund VP, ProFund VP Dow 30, ProFund VP Asia 30, ProFund VP Short Dow 30 and ProFund VP UltraShort Dow 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP International, ProFund VP Emerging Markets, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Short International and ProFund VP Short Emerging Markets may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP Precious Metals and ProFund VP Falling U.S. Dollar may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

PROFUNDS	Notes to Schedules of Portfolio Investments (continued)
September 30, 2007
(unaudited)

5. Federal Income Tax Information

At September 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$131,948,566	$38,932,411	$(470,328)	$38,462,083
ProFund VP Mid-Cap	1,204,000	-	-	-
ProFund VP Small-Cap	76,101,815	17,443,033	(5,398,059)	12,044,974
ProFund VP Dow 30	1,084,864	-	(326,864)	(326,864)
ProFund VP OTC	149,453,670	21,812,148	(625,652)	21,186,496
ProFund VP Large-Cap Value	75,430,909	15,262,402	(583,277)	14,679,125
ProFund VP Large-Cap Growth	99,845,912	8,809,225	(847,458)	7,961,767
ProFund VP Mid-Cap Value	50,068,152	11,256,271	(792,841)	10,463,430
ProFund VP Mid-Cap Growth	92,048,841	6,367,862	(710,634)	5,657,228
ProFund VP Small-Cap Value	34,935,822	6,679,335	(1,219,831)	5,459,504
ProFund VP Small-Cap Growth	71,000,796	9,161,742	(709,684)	8,452,058
ProFund VP International	2,308,000	-	-	-
ProFund VP Emerging Markets	5,201,000	-	-	-
ProFund VP Asia 30	176,554,050	94,300,729	(592,514)	93,708,215
ProFund VP Europe 30	144,596,990	36,065,329	(1,025,006)	35,040,323
ProFund VP Japan	41,220,000	14,399	(14,399)	-
ProFund VP UltraBull	39,480,608	10,959,615	(35,032)	10,924,583
ProFund VP UltraMid-Cap	59,252,488	7,503,239	(252,453)	7,250,786
ProFund VP UltraSmall-Cap	22,242,273	2,751,238	(985,034)	1,766,204
ProFund VP UltraOTC	95,585,536	-	(5,257,597)	(5,257,597)
ProFund VP Bear	27,515,063	20,532	(21,167)	(635)
ProFund VP Short Mid-Cap	5,558,248	-	(76)	(76)
ProFund VP Short Small-Cap	15,654,425	-	(2,695)	(2,695)
ProFund VP Short Dow 30	601,043	-	(20)	(20)
ProFund VP Short OTC	18,857,900	11	(1,105)	(1,094)
ProFund VP Short International	172,000	-	-	-
ProFund VP Short Emerging Markets	157,000	-	-	-
ProFund VP UltraShort Dow 30	100,043	-	(20)	(20)
ProFund VP UltraShort OTC	100,070	-	(25)	(25)
ProFund VP Banks	5,394,125	816,499	(11,988)	804,511
ProFund VP Basic Materials	81,314,017	13,445,296	(346,590)	13,098,706
ProFund VP Biotechnology	8,473,883	2,017,694	(11,074)	2,006,620
ProFund VP Consumer Goods	7,205,873	1,921,266	(56,207)	1,865,059
ProFund VP Consumer Services	3,132,458	884,782	(16,865)	867,917
ProFund VP Financials	19,212,323	5,266,002	(110,766)	5,155,236
ProFund VP Health Care	26,600,652	7,163,055	(92,689)	7,070,366
ProFund VP Industrials	21,631,782	3,203,423	(60,386)	3,143,037
ProFund VP Internet	9,688,211	3,907,466	(60,278)	3,847,188
ProFund VP Oil & Gas	109,969,504	81,058,794	(120,826)	80,937,968
ProFund VP Pharmaceuticals	12,329,089	133,767	(10,544)	123,223
ProFund VP Precious Metals	138,639,000	-	-	-
ProFund VP Real Estate	24,001,271	14,272,557	(328,144)	13,944,413
ProFund VP Semiconductor	7,071,702	1,088,183	(7,990)	1,080,193
ProFund VP Technology	28,837,124	4,672,264	(41,623)	4,630,641
ProFund VP Telecommunications	33,815,426	8,220,266	(57,130)	8,163,136
ProFund VP Utilities	71,500,800	31,273,123	(189,956)	31,083,167
ProFund VP U.S. Government Plus	71,668,969	-	(202,907)	(202,907)
ProFund VP Rising Rates Opportunity	90,660,109	39,767	(44,271)	(4,504)
ProFund VP Falling U.S. Dollar	146,000	-	-	-
ProFund VP Money Market	195,767,000	-	-	-
Money Market ProFund	679,996,474	-	-	-

Investment Portfolio	as of September 30, 2007 (Unaudited)

Cash Management Portfolio

	Principal
	Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.2%
Bank of America NA, 4.8%, 10/19/2007	400,000,000	400,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.3%, 2/21/2008	290,000,000	290,000,000
Barclays Bank PLC:
5.22%, 12/27/2007	515,000,000	515,000,000
5.31%, 11/1/2007	75,000,000	74,999,556
5.33%, 10/9/2007	200,000,000	200,000,000
5.5%, 3/12/2008	335,700,000	335,700,000
Canadian Imperial Bank of Commerce, 5.842%, 3/17/2008	120,000,000	120,003,894
Citibank NA, 5.3%, 2/20/2008	143,000,000	143,000,000
Credit Agricole SA, 5.31%, 11/13/2007	52,500,000	52,499,390
Credit Industrial et Commercial:
5.21%, 12/21/2007	42,250,000	42,250,938
5.31%, 1/2/2008	181,000,000	181,004,611
5.35%, 11/13/2007	140,000,000	140,001,466
Credit Suisse, 5.307%, 11/2/2007	26,000,000	25,999,944
Norinchukin Bank:
5.33%, 10/25/2007	100,000,000	100,000,000
5.34%, 10/10/2007	300,000,000	299,999,630
5.345%, 11/26/2007	45,000,000	45,000,000
Societe Generale:
5.305%, 1/24/2008	150,000,000	150,002,333
5.35%, 1/18/2008	65,800,000	65,800,000
5.35%, 1/22/2008	65,000,000	65,000,000
UBS AG:
5.39%, 3/18/2008	78,100,000	78,100,000
5.48%, 3/7/2008	320,000,000	320,000,000
Wells Fargo & Co., 5.3%, 10/1/2007	50,000,000	50,000,000

Total Certificates of Deposit and Bank Notes (Cost $3,694,361,762)		3,694,361,762

Commercial Paper** 43.8%
AIG Funding, Inc., 5.05%, 10/9/2007	5,000,000	4,994,389
AstraZeneca PLC, 5.22%, 12/12/2007	140,000,000	138,538,400
Atlantic Asset Securitization LLC:
5.3%, 10/2/2007	88,270,000	88,257,005
5.3%, 10/17/2007	100,000,000	99,764,444
5.3%, 10/25/2007	301,142,000	300,077,965
Atlantis One Funding Corp.:
5.3%, 10/2/2007	750,000,000	749,889,583
5.35%, 10/1/2007	118,000,000	118,000,000
Bank of America Corp., 5.185%, 1/22/2008	198,000,000	194,777,523
Bank of Nova Scotia, 4.9%, 10/15/2007	8,000,000	7,984,756
Beta Finance, Inc.:
5.23%, 11/30/2007	185,000,000	183,387,417
5.235%, 11/26/2007	50,000,000	49,592,833
BNP Paribas, 5.19%, 1/7/2008	8,000,000	7,886,973
CAFCO LLC:
5.3%, 10/1/2007	45,760,000	45,760,000
5.75%, 11/26/2007	178,000,000	176,407,889
5.8%, 11/16/2007	30,000,000	29,777,667
Caisse Nationale des Caisses D’Epargne et Prevoyance, 5.168%, 11/13/2007	75,000,000	74,537,033

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Cancara Asset Securitization LLC:
5.17%, 1/11/2008	200,000,000	197,070,333
5.2%, 12/14/2007	48,750,000	48,228,917
5.215%, 1/14/2008	119,800,000	117,977,792
5.255%, 10/26/2007	200,000,000	199,270,139
6.1%, 12/14/2007	232,000,000	229,090,978
6.17%, 12/14/2007	140,000,000	138,224,411
CC (USA), Inc., 5.255%, 10/30/2007	70,000,000	69,703,676
Cedar Springs Capital Co., LLC:
5.27%, 10/22/2007	25,558,000	25,479,430
5.275%, 10/17/2007	14,000,000	13,967,178
5.4%, 10/19/2007	91,500,000	91,252,950
6.5%, 10/12/2007	41,226,000	41,144,121
Chariot Funding LLC:
5.15%, 10/9/2007	40,000,000	39,954,222
5.25%, 10/25/2007	39,593,000	39,454,425
5.35%, 10/4/2007	172,719,000	172,641,996
5.37%, 10/5/2007	100,000,000	99,940,333
5.75%, 11/19/2007	59,500,000	59,034,330
Charta LLC:
5.9%, 12/6/2007	180,000,000	178,053,000
6.0%, 12/5/2007	300,000,000	296,750,000
Ciesco LLC:
5.43%, 2/14/2008	217,500,000	213,038,350
5.45%, 2/14/2008	222,500,000	217,918,972
5.75%, 11/20/2007	40,000,000	39,680,556
Citibank Credit Card Issuance Trust, Series 01-A3:
5.24%, 10/25/2007	145,500,000	144,991,720
6.15%, 12/14/2007	190,000,000	187,598,083
CRC Funding LLC:
5.8%, 11/19/2007	222,500,000	220,743,486
6.1%, 11/26/2007	200,000,000	198,102,222
Danske Corp., 5.165%, 11/9/2007	100,000,000	99,440,458
Depfa Bank PLC, 5.73%, 10/10/2007	55,300,000	55,220,783
DNB NOR Bank ASA, 5.45%, 12/14/2007	121,000,000	119,644,464
Dresdner US Finance, Inc., 5.16%, 10/1/2007	25,000,000	25,000,000
Falcon Asset Securitization Corp.:
5.3%, 10/9/2007	2,510,000	2,507,044
5.75%, 11/16/2007	150,000,000	148,897,917
5.75%, 11/19/2007	68,000,000	67,467,806
Florida, Sunshine State Government Financing Revenue, 3.62%, 10/1/2007	50,000,000	50,000,000
Five Finance, Inc.:
5.235%, 11/23/2007	50,000,000	49,614,646
5.26%, 10/9/2007	110,000,000	109,871,422
General Electric Capital Corp.:
5.15%, 1/23/2008	250,000,000	245,922,917
5.15%, 1/24/2008	400,000,000	393,419,444
Giro Balanced Funding Corp.:
5.27%, 10/29/2007	20,522,000	20,437,883
5.275%, 10/23/2007	29,000,000	28,906,515
5.285%, 10/5/2007	30,300,000	30,282,207
5.725%, 10/25/2007	35,000,000	34,866,417
6.05%, 10/30/2007	128,000,000	127,376,178
Grampian Funding Ltd.:
5.175%, 10/10/2007	80,000,000	79,896,500
5.18%, 1/2/2008	100,000,000	98,661,833
5.75%, 11/26/2007	215,000,000	213,076,944
5.75%, 12/18/2007	35,000,000	34,563,958

| 2

HSBC USA, Inc., 5.19%, 12/27/2007	47,600,000	47,002,977
ING (US) Funding LLC:
4.97%, 10/18/2007	1,377,000	1,373,768
5.0%, 10/25/2007	5,000,000	4,983,333
Irish Life & Permanent PLC, 5.25%, 10/25/2007	49,100,000	48,928,150
JPMorgan Chase & Co., 4.7%, 10/1/2007	734,000	734,000
K2 (USA) LLC, 5.26%, 10/25/2007	80,000,000	79,719,467
KBC Financial Products International Ltd.:
5.15%, 10/1/2007	49,930,000	49,930,000
5.22%, 12/17/2007	36,750,000	36,339,686
5.53%, 12/12/2007	21,931,000	21,688,443
KFW International Finance, Inc., 5.185%, 10/9/2007	6,000,000	5,993,087
Lake Constance Funding LLC:
5.245%, 11/13/2007	40,000,000	39,749,406
5.26%, 10/10/2007	60,000,000	59,921,100
6.25%, 10/11/2007	35,000,000	34,939,236
Liberty Street Funding:
5.32%, 10/22/2007	75,000,000	74,767,250
5.35%, 10/2/2007	84,557,000	84,544,434
5.4%, 10/25/2007	141,700,000	141,189,880
5.45%, 2/21/2008	50,000,000	48,917,569
5.75%, 3/13/2008	75,000,000	73,035,417
5.95%, 12/14/2007	75,000,000	74,082,708
6.0%, 11/16/2007	103,000,000	102,210,333
6.25%, 12/14/2007	51,000,000	50,344,792
Links Finance LLC, 5.26%, 10/25/2007	50,000,000	49,824,667
Mane Funding Corp.:
5.25%, 10/25/2007	200,000,000	199,300,000
5.3%, 10/25/2007	300,000,000	298,940,000
MetLife, Inc., 4.88%, 11/1/2007	25,249,000	25,142,898
Monument Gardens Funding LLC:
5.2%, 1/31/2008	113,200,000	111,205,164
5.3%, 10/4/2007	75,000,000	74,966,875
5.6%, 2/25/2008	138,500,000	135,332,967
6.15%, 11/26/2007	138,500,000	137,175,017
Natixis Commercial Paper Corp.:
5.16%, 10/1/2007	10,166,000	10,166,000
5.25%, 10/25/2007	120,500,000	120,078,250
Nieuw Amsterdam Receivables Corp.:
5.35%, 10/1/2007	269,000,000	269,000,000
5.45%, 10/1/2007	100,000,000	100,000,000
North Sea Funding LLC:
5.26%, 10/9/2007	228,465,000	228,197,950
5.27%, 10/19/2007	101,971,000	101,702,306
5.36%, 10/25/2007	32,831,000	32,713,684
5.38%, 10/9/2007	140,000,000	139,832,622
5.4%, 10/29/2007	35,500,000	35,350,900
Northern Rock PLC, 5.245%, 10/25/2007	65,252,000	65,023,836
Old Line Funding LLC:
5.8%, 11/14/2007	184,278,000	182,971,674
5.9%, 11/14/2007	26,073,000	25,884,985
5.9%, 11/16/2007	50,000,000	49,623,056
5.9%, 11/20/2007	31,336,000	31,079,219
6.0%, 11/16/2007	116,150,000	115,259,517
6.05%, 11/16/2007	27,114,000	26,904,394
6.15%, 12/13/2007	102,057,000	100,784,264
Park Avenue Receivables Co., LLC, 5.75%, 11/19/2007	128,000,000	126,998,222

3 |

Perry Global Funding LLC:
Series A, 5.17%, 10/25/2007	63,693,000	63,473,471
Series A, 5.23%, 12/21/2007	22,981,000	22,710,571
Procter & Gamble International Funding SCA:
4.78%, 12/21/2007	100,000,000	98,924,500
5.24%, 10/18/2007	15,000,000	14,962,883
Prudential PLC, 5.265%, 10/5/2007	56,000,000	55,967,240
Ranger Funding Co., LLC:
5.75%, 11/23/2007	95,482,000	94,673,718
5.8%, 11/19/2007	40,428,000	40,108,843
Scaldis Capital LLC:
5.18%, 1/3/2008	114,400,000	112,852,676
5.3%, 10/25/2007	100,000,000	99,646,667
5.315%, 10/29/2007	200,000,000	199,173,222
5.7%, 12/10/2007	20,375,000	20,149,177
5.75%, 11/19/2007	69,538,000	68,993,769
6.0%, 11/15/2007	56,100,000	55,679,250
6.35%, 10/11/2007	150,000,000	149,735,417
Sheffield Receivables Corp.:
5.2%, 10/17/2007	75,000,000	74,826,667
5.25%, 10/5/2007	348,000,000	347,797,000
5.25%, 10/9/2007	67,394,000	67,315,374
5.35%, 10/9/2007	150,000,000	149,821,667
6.1%, 12/13/2007	31,000,000	30,616,547
Siemens Capital Co., LLC, 4.8%, 11/29/2007	155,000,000	153,780,667
Simba Funding Corp.:
5.25%, 10/25/2007	350,000,000	348,775,000
5.3%, 10/25/2007	150,000,000	149,470,000
Societe Generale North America, Inc.:
5.17%, 11/5/2007	25,000,000	24,874,340
5.17%, 11/9/2007	252,000,000	250,588,590
5.25%, 10/5/2007	150,000,000	149,912,500
5.57%, 12/4/2007	233,750,000	231,435,356
Swedbank AB:
5.19%, 10/11/2007	64,000,000	63,907,733
5.245%, 10/25/2007	100,149,000	99,798,812
5.62%, 12/12/2007	61,000,000	60,314,360
Swedbank Mortgage AB, 5.255%, 10/25/2007	50,000,000	49,824,833
Teachers Insurance & Annuity Association of America, 5.28%, 11/21/2007	100,000,000	99,252,000
Thunder Bay Funding LLC, 6.1%, 12/14/2007	100,000,000	98,746,111
Tulip Funding Corp., 5.27%, 10/29/2007	59,973,000	59,727,177
UBS Finance (DE) LLC, 5.19%, 10/5/2007	80,800,000	80,753,405
Westpac Banking Corp.:
5.23%, 11/20/2007	162,000,000	160,823,250
5.25%, 10/15/2007	29,505,000	29,444,761
Westpac Capital Corp., 5.165%, 11/9/2007	80,000,000	79,552,367
Windmill Funding Corp., 6.08%, 10/25/2007	209,140,000	208,292,286
Yorktown Capital LLC:
5.3%, 10/1/2007	100,000,000	100,000,000
5.77%, 11/16/2007	83,680,000	83,063,046
6.1%, 10/5/2007	105,000,000	104,928,833

Total Commercial Paper (Cost $15,912,568,421)		15,912,568,421

Interest-Bearing Commercial Paper 0.9%
CHI Catholic Health Initiatives:
5.34%, 10/4/2007	55,500,000	55,500,000
5.35%, 11/6/2007	90,500,000	90,500,000
5.56%, 11/8/2007	27,000,000	27,000,000
5.75%, 11/8/2007	140,950,000	140,950,000

Total Interest-Bearing Commercial Paper (Cost $313,950,000)		313,950,000

| 4

Master Notes 2.4%
Citigroup Global Markets, Inc., 5.35% *, 10/1/2007 (a)	665,000,000	665,000,000
The Bear Stearns Companies, Inc., 5.38% *, 10/1/2007 (a)	200,000,000	200,000,000

Total Master Notes (Cost $865,000,000)		865,000,000

Guaranteed Investment Contracts* 0.4%
Genworth Life Insurance Co.:
5.42%, 1/25/2008	75,000,000	75,000,000
5.758%, 3/3/2008	20,000,000	20,000,000
MetLife Insurance Co. of Connecticut, 5.42%, 3/31/2008	30,000,000	30,000,000

Total Guaranteed Investment Contracts (Cost $125,000,000)		125,000,000

Government and Agency Obligations 4.1%
US Government Sponsored Agencies 1.2%
Federal Home Loan Bank:
4.0% **, 10/1/2007	4,755,000	4,755,000
4.86% **, 3/5/2008	135,000,000	132,156,900
4.95% **, 1/31/2008	119,607,000	117,600,592
5.544% *, 9/17/2008	100,000,000	99,957,507
Federal National Mortgage Association:
4.64% **, 5/30/2008	74,102,000	71,790,676
5.04% **, 1/23/2008	100,000,000	98,404,000

		524,664,676
US Treasury Obligations 2.6%
US Treasury Bills:
4.14% **, 3/6/2008	198,000,000	194,425,110
4.28% **, 2/28/2008	40,000,000	39,286,667
4.31% **, 3/6/2008	200,000,000	196,240,722
US Treasury Notes:
2.625%, 5/15/2008	327,270,000	323,703,710
3.75%, 5/15/2008	199,000,000	198,160,112

		951,816,321

Total Government and Agency Obligations (Cost $1,476,480,997)		1,476,480,997

Asset Backed 0.8%
Arkle Master Issuer PLC, “1A”, Series 2006-1A, 5.73% *, 11/19/2007	120,000,000	120,000,000
Holmes Master Issuer PLC, “1A1”, Series 2007-1, 5.73% *, 3/15/2008	75,000,000	75,000,000
Steers Mercury III Trust, 144A, 5.149% *, 5/27/2048	95,695,625	95,695,625

Total Asset Backed (Cost $290,695,625)		290,695,625

Promissory Notes 0.7%
The Goldman Sachs Group, Inc.:
5.04% *, 1/18/2008	100,000,000	100,000,000
5.05% *, 10/19/2007	170,000,000	170,000,000

Total Promissory Notes (Cost $270,000,000)		270,000,000

Short Term Notes* 30.4%
ABN AMRO Bank NV, 144A, 5.41%, 4/18/2008	61,500,000	61,527,893
AIG-FP Matched Funding Corp., 5.742%, 12/17/2007	31,500,000	31,500,295
Alliance & Leicester PLC, 5.83%, 8/7/2008	100,000,000	100,000,000
Allied Irish Banks PLC, 5.128%, 8/18/2008	118,400,000	118,400,000
American Express Bank FSB:
5.78%, 2/8/2008	125,000,000	125,000,000
5.79%, 11/8/2007	64,000,000	63,999,347

5 |

American Express Centurion Bank:
5.088%, 2/28/2008	100,000,000	100,000,000
5.722%, 4/17/2008	150,000,000	149,991,844
5.767%, 11/6/2007	175,000,000	175,000,000
5.79%, 10/10/2007	200,000,000	200,000,000
5.832%, 11/16/2007	75,000,000	75,009,743
American Honda Finance Corp.:
5.197%, 3/20/2008	25,000,000	25,000,000
5.33%, 10/30/2007	105,000,000	105,000,000
144A, 5.33%, 5/9/2008	50,000,000	50,000,000
5.38%, 4/10/2008	105,000,000	105,028,503
144A, 5.44%, 7/11/2008	8,000,000	8,006,610
144A, 5.58%, 5/12/2008	22,730,000	22,744,909
Australia & New Zealand Banking Group Ltd., 5.156%, 8/22/2008	60,000,000	60,000,000
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 4/17/2008	175,050,000	175,089,591
Banco Espanol de Credito SA, 144A, 5.35%, 8/11/2008	297,000,000	297,000,000
Bank of America NA:
5.3%, 11/8/2007	15,000,000	14,999,991
5.315%, 5/16/2008	35,000,000	35,000,000
Bank of Ireland, 5.492%, 8/18/2008	75,000,000	75,000,000
BellSouth Corp., 5.682%, 11/15/2007	23,000,000	23,003,844
Berkshire Hathaway Finance Corp.:
144A, 5.41%, 1/11/2008	50,000,000	50,013,331
144A, 5.59%, 5/16/2008	38,530,000	38,555,693
Beta Finance, Inc., 144A, 4.9%, 6/11/2008	70,000,000	69,997,659
BMW (UK) Capital PLC, 5.772%, 8/14/2008	55,000,000	55,000,000
BNP Paribas:
5.118%, 8/25/2008	109,000,000	109,000,000
5.3%, 10/3/2007	125,000,000	124,999,765
Caisse Nationale des Caisses d’Epargne et Prevoyance, 144A, 5.35%, 9/9/2008	197,000,000	197,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.36%, 8/12/2008	225,000,000	225,000,000
Calyon:
144A, 5.18%, 10/21/2008	246,000,000	246,000,000
5.3%, 10/3/2007	175,500,000	175,499,849
5.66%, 10/3/2007	225,000,000	224,999,573
Canadian Imperial Bank of Commerce:
4.89%, 10/26/2007	143,250,000	143,247,973
4.91%, 6/9/2008	112,750,000	112,750,000
5.4%, 7/18/2008	16,500,000	16,474,430
CC (USA), Inc., 144A, 4.9%, 6/11/2008	65,000,000	64,997,826
Commonwealth Bank of Australia, 5.156%, 8/23/2008	80,000,000	80,000,000
Credit Agricole SA, 5.35%, 7/22/2011	200,000,000	200,000,000
Danske Bank AS, 5.106%, 8/19/2008	268,000,000	267,984,199
DNB NOR Bank ASA, 5.131%, 5/23/2008	120,000,000	120,000,000
Five Finance, Inc., 144A, 4.9%, 6/11/2008	75,000,000	74,997,491
Fortis Bank SA/NV, 5.702%, 10/15/2007	167,000,000	166,998,379
General Electric Capital Corp.:
5.156%, 8/19/2011	135,000,000	135,000,000
5.41%, 1/15/2008	49,486,000	49,498,543
5.42%, 4/15/2008	50,000,000	50,026,321
5.661%, 3/4/2008	154,485,000	154,532,203
5.696%, 1/15/2008	80,100,000	80,084,370
HSBC Finance Corp.:
5.186%, 5/23/2008	140,000,000	140,000,000
5.807%, 8/6/2008	125,000,000	125,000,000
HSH Nordbank AG:
5.106%, 3/25/2008	40,000,000	39,996,217
5.158%, 8/20/2008	205,000,000	205,000,000
Intesa Bank Ireland PLC, 5.141%, 8/22/2008	155,000,000	155,000,000

| 6

K2 (USA) LLC:
5.32%, 1/31/2008	30,000,000	29,999,049
144A, 5.32%, 4/28/2008	65,000,000	64,996,291
Links Finance LLC:
5.32%, 4/28/2008	20,000,000	19,998,885
144A, 5.475%, 2/25/2008	14,000,000	13,999,700
144A, 5.823%, 1/11/2008	90,000,000	90,006,081
Lloyds TSB Bank PLC, 144A, 5.767%, 10/3/2008	100,000,000	100,000,000
M&I Marshall & Ilsley Bank, 5.572%, 8/14/2008	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
5.276%, 8/22/2008	90,000,000	90,000,000
5.337%, 8/22/2008	34,000,000	34,000,000
5.753%, 8/15/2008	25,000,000	25,000,000
5.892%, 8/14/2008	125,000,000	125,000,000
Metropolitan Life Global Funding I, 144A, 5.84%, 11/9/2007	30,000,000	30,001,394
Mitsubishi UFJ Trust & Banking Corp., 5.742%, 2/19/2008	23,000,000	23,000,000
Morgan Stanley, 5.01%, 12/14/2007	40,000,000	40,000,000
National Australia Bank Ltd., 5.722%, 4/14/2008	125,000,000	125,000,000
Natixis SA:
4.9%, 3/31/2008	343,500,000	343,466,496
144A, 5.35%, 6/6/2008	200,000,000	200,000,000
Nordea Bank AB, 5.81%, 4/8/2011	85,000,000	85,000,000
Northern Rock PLC:
144A, 5.33%, 10/22/2007	190,000,000	190,000,000
5.785%, 8/4/2008	65,000,000	65,000,000
Parkland (USA) LLC, 5.327%, 10/31/2007	20,000,000	19,999,671
Pyxis Master Trust, Series 2007-6, 144A, 5.6%, 9/6/2014	99,000,000	99,000,000
Rabobank Nederland NV, 144A, 5.517%, 11/15/2011	195,000,000	195,000,000
Royal Bank of Canada:
5.665%, 4/4/2008	350,000,000	349,949,523
5.767%, 8/5/2008	100,000,000	100,000,000
Royal Bank of Scotland PLC:
144A, 5.237%, 12/21/2007	100,000,000	100,009,046
5.665%, 4/3/2008	200,000,000	199,970,076
Skandinaviska Enskilda Banken:
5.67%, 10/3/2007	215,000,000	214,999,650
5.82%, 8/8/2008	80,000,000	80,000,000
Societe Generale, 5.086%, 3/25/2008	70,500,000	70,491,620
Svenska Handelsbanken AB, 5.119%, 8/20/2008	200,000,000	200,000,000
Tango Finance Corp.:
144A, 5.32%, 4/24/2008	156,500,000	156,491,192
144A, 5.69%, 10/3/2007	25,000,000	24,999,986
The Goldman Sachs Group, Inc.:
5.41%, 12/28/2007	100,000,000	100,024,900
5.485%, 10/5/2007	110,000,000	110,001,853
Toyota Motor Credit Corp.:
4.97%, 2/11/2008	100,000,000	100,000,000
4.97%, 4/11/2008	200,000,000	200,000,000
4.972%, 6/30/2008	280,000,000	280,000,000
UniCredito Italiano Bank (Ireland) PLC:
144A, 5.35%, 8/8/2008	220,000,000	219,987,348
5.772%, 8/14/2008	260,000,000	260,000,000
5.84%, 8/8/2008	50,000,000	50,000,000
Wachovia Bank NA, 5.119%, 11/30/2007	56,500,000	56,502,254

Total Short Term Notes (Cost $11,031,851,407)		11,031,851,407

Time Deposits 4.8%
ABN AMRO Bank NV, 5.6%, 10/1/2007	500,000,000	500,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 5.22%, 10/1/2007	42,694,122	42,694,122
Credit Suisse, 4.5%, 10/1/2007	262,505,000	262,505,000

7 |

Danske Bank AS, 5.438%, 10/1/2007	500,000,000	500,000,000
Dresdner Bank AG, 4.5%, 10/1/2007	250,000,000	250,000,000
UBS AG, 4.0%, 10/1/2007	200,000,000	200,000,000

Total Time Deposits (Cost $1,755,199,122)		1,755,199,122

Municipal Bonds and Notes 0.4%
California, State Department of Water Resources, Power Supply Revenue, Series C-4, 3.73% ***, 5/1/2022, JPMorgan Chase Bank (b)	14,800,000	14,800,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 4.07% ***, 2/1/2033	21,400,000	21,400,000
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 3.75% ***, 7/1/2029	25,000,000	25,000,000
Illinois, State General Obligation, Series B, 3.86% ***, 10/1/2033	16,250,000	16,250,000
Michigan, University of Michigan, Hospital Revenues, Series B, 3.85% ***, 12/1/2037	11,500,000	11,500,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series B, 5.15% ***, 1/1/2035, LaSalle Bank NA (b)	10,930,000	10,930,000
New Hampshire, Health & Education Facilities Authority Revenue, Dartmouth College, 3.83% ***, 6/1/2032	11,800,000	11,800,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 3.8% ***, 11/15/2022	10,030,000	10,030,000

Total Municipal Bonds and Notes (Cost $121,710,000)		121,710,000

Repurchase Agreements 0.8%
JPMorgan Securities, Inc., 4.05%, dated 9/28/2007, to be repurchased at $354,084 on 10/1/2007 (c)	353,965	353,965
JPMorgan Securities, Inc., 5.1%, dated 9/28/2007, to be repurchased at $3,374,526 on 10/1/2007 (d)	3,373,092	3,373,092
The Bear Stearns & Co., Inc., 5.15%, dated 9/28/2007, to be repurchased at $199,454,979 on 10/1/2007 (e)	199,369,416	199,369,416
The Goldman Sachs & Co., 5.05%, dated 9/28/2007 to be repurchased at $100,042,083 on 10/1/2007 (f)	100,000,000	100,000,000

Total Repurchase Agreements (Cost $303,096,473)		303,096,473
	% of
	Net Assets	Value ($)

Total Investment Portfolio (Cost $36,159,913,807)	99.7	36,159,913,807
Other Assets and Liabilities, Net	0.3	113,806,099

Net Assets	100.0	36,273,719,906

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

**	Annualized yield at time of purchase; not a coupon rate.

***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2007.

(a)	Reset date; not a maturity date.

(b)	Security incorporates a letter of credit from a major bank.

(c)	Collateralized by $620,000 United States Treasury STRIPS, 11/15/2018 with a value of $362,514 ..

(d)	Collateralized by $4,813,384 Federal National Mortgage Association STRIPS, with various maturities of 4/1/2033-12/1/2033 with a value of $3,475,246.

(e)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)

67,464,180	Federal Home Loan Mortgage Corp.	5.743-7.214	11/1/2028-5/1/2037	68,494,227
134,659,831	Federal National Mortgage Association	4.793-7.169	2/1/2013-7/1/2037	134,865,842

Total Collateral Value				203,360,069

| 8

(f)   Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)

88,850,790	Federal Home Loan Mortgage Corp.	5.0-6.5	1/15/2029-1/15/2036	85,429,079
16,246,548	Federal National Mortgage Association	3.9-4.589	2/25/2032-7/25/2036	16,570,922

Total Collateral Value				102,000,001

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

9 |

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date           November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
                                              Louis M. Mayberg, President and Principal Executive Officer

Date           November 28, 2007

By (Signature and Title)* /s/ Troy A. Sheets
                                              Troy A. Sheets, Treasurer and Principal Financial Officer

Date           November 28, 2007

* Print the name and title of each signing officer under his or her signature.